UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177316
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 31	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 909	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [EV] 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2021.
The contracts described in this prospectus are not available in the State of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 97. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II

•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
2

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Global Resources Fund: Class S
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner’s age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Extra Value Credit ("Credit") – The amount Nationwide applies to the Contract Value that is equal to 5% of each purchase payment made during the first Contract Year.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
4

Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
5

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Certain states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	8%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	8%	7%	6%	5%	4%	3%	0%
The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [1]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Maximum Mortality and Expense Risk Charge	1.65% [2]
Administrative Charge	0.20%
Optional Death Benefits (eligible applicants may purchase one)
One-Year Enhanced Death Benefit Option Charge	0.20% [3]
Total Variable Account Charges (including this option only)	2.05%
One-Month Enhanced Death Benefit Option Charge	0.35% [4]
Total Variable Account Charges (including this option only)	2.20%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))	0.65% [5]
Total Variable Account Charges (including this option only)	2.50%
Combination Enhanced Death Benefit Option Charge (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [6]
Total Variable Account Charges (including this option only)	2.50%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets7)	0.35%
Total Variable Account Charges (including this option only)	2.20%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base8) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [9]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [9]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [9]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [10]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [11]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [11]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.65%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit III Option Charge	0.65%
Beneficiary Protector II Option Charge	0.35%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [12]
10

Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [12]
Maximum Possible Total Variable Account Charges	4.75% [13]

[1]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
[2]	Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.
[3]	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[4]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[5]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[6]	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[7]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[8]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[9]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[10]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[11]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected, and the Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
[12]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[13]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Benefit Base is equal to the Daily Net Assets.
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Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.41%	4.00%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated (without application of the Credit);
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.75%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying MutualFund Operating Expenses (4.00%)	$1,750	$3,424	$4,842	$7,791	*	$2,724	$4,342	$7,791	$950	$2,724	$4,342	$7,791
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,373	$2,407	$3,325	$5,548	*	$1,707	$2,825	$5,548	$573	$1,707	$2,825	$5,548
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
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•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). A CDSC may apply to the withdrawal (see Contingent Deferred Sales Charge). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
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Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, or, for contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will recapture all Credits applied to the contract (see Right to Examine and Cancel and Extra Value Credits).
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year. If the Contract Owner elects the Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets from the date of contract issuance through the end of the eighth Contract Year. Beginning in the ninth Contract Year, the amount of the Mortality and Expense Risk Charge will be an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. A portion of the Mortality and Expense Risk Charge may be used to compensate Nationwide for providing the Credits. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.
A portion of the CDSC may be used to compensate Nationwide for providing the Credits.
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Optional Death Benefits
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
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Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
The Nationwide Lifetime Income Track option is available under the contract at the time of application. After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
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Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
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Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefits option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns
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for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to
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provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets from the date of contract issuance through the end of the eighth Contract Year. Beginning in the ninth Contract Year, the amount of the Mortality and Expense Risk Charge will be an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. A portion of the Mortality and Expense Risk Charge may be used to compensate Nationwide for providing the Credits. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	8%	7%	6%	5%	4%	3%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
A portion of the CDSC may be used to compensate Nationwide for providing the Credits.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
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(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least eight years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
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(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which that Rate Sheet Supplement remains in effect. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177316).
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The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates, Periods, and Percentages.
The following is an example of how the interest anniversary value will not exceed 200% of purchase payments. Assume a contract owner purchases a contract in 2015 for $100,000. In the year 2029, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,993
If the annuitant dies in 2029, the death benefit would be $197,993.
However if the annuitant dies the next year, the death benefit would be $200,000 instead of $207,893 (calculation: 105% x $197,993) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Using the same assumptions in the example above, the following is an example of how a surrender would impact the death benefit calculation. In the year 2024, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$150,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2024, the contract owner takes a partial surrender of $40,000. After the surrender, the highest Contract Anniversary Contract Value is $100,000 (calculation: $150,000 - $40,000/$120,000 x $150,000) and the interest anniversary value is $103,422 (calculation: $155,133 - $40,000/$120,000 x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $133,333 (calculation: 200% x ($100,000 - $40,000/$120,000 x $100,000).
If the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
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(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
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If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
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•	7% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Capture option - designed for consumers with longer time horizons to invest and who generally have a moderate risk tolerance to grow assets and provide for guaranteed lifetime income
•	Nationwide Lifetime Income Track option - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
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Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the
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Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Credits are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
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A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
See Appendix F: Historical Rates, Periods, and Percentages for the 7% Nationwide L.inc Rider’s Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code
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requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, if a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the
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Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option;
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner’s spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
(5)	a full surrender of the contract.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture
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option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Restrictions
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
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For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
(1)	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
(2)	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
(1)	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
(2)	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
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For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
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(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(aa)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Credits are applied; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Credits submitted and Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
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For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
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Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change, except as a result of the following:
•	an automatic reset (discussed later in this provision);
•	the Attained Age Income Benefit Base calculation (discussed later in this provision); or
•	the Contract Owner:
❍	takes excess withdrawals;
❍	submits additional purchase payments; or
❍	elects a reset opportunity (discussed later in this provision).
As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
See Appendix F: Historical Rates, Periods, and Percentages for the Nationwide Lifetime Income Capture option’s Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
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For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary.
See Appendix F: Historical Rates, Periods, and Percentages for the Nationwide Lifetime Income Capture option’s Attained Age Lifetime Withdrawal Percentages. The Attained Age Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with a financial professional to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
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Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
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The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
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Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option;
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s revocable or irrevocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
(5)	A full surrender of the contract.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Capture option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.
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Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is only available under the contract at the time of application. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Restrictions
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments
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which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.
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Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who
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elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with a financial professional to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
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Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
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For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option;
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a
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change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
(5)	A full surrender of the contract.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
See Appendix F: Historical Rates, Periods, and Percentages for the Joint Option’s Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option.
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See Appendix F: Historical Rates, Periods, and Percentages for the Joint Option’s Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages. The Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages applicable to a contract are determined by the date the application was signed and received in good order by Nationwide. Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application was signed and received in good order by Nationwide are not applicable to the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
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Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and /or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics.
The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
7% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
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•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
Nationwide Lifetime Income Capture Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
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•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - NVIT American Funds Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P. Morgan U.S. Equity Fund: Class II)
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Removal or Reduction of Variable Account Charges
The Administrative Charge applies for the life of the contract. The Mortality and Expense Risk Charge applies for the life of the contract, but is reduced beginning in the 9th Contract Year. The charge for each optional benefit is assessed until annuitization, except for the Beneficiary Protector II Option Charge, which is removed after the benefit associated with that feature is paid.
To remove or reduce a charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract in its third Contract Year where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.20%. Once the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on (until the end of the eighth Contract Year), the Variable Account value will be calculated using the unit values with Variable Account charges at 1.85%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 2.20% will have a lower unit value than Sub-Account X with charges of 1.85% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.
For purposes of all benefits and taxes under these contracts, Credits are considered earnings, not purchase payments.
Recapturing Credits under the Free Look Provision
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all Credits applied to the contract.
In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
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Recapturing Credits when a Death Benefit is Payable Before the First Contract Anniversary
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, the death benefit will be reduced by the dollar amount of any Credits made to the contract. Any earnings attributable to any Credits will be retained by the Contract Owner. All losses attributable to any Credits are incurred by the Contract Owner and may reduce the value of any death benefit.
For contracts issued before September 8, 2014, the death benefit will not be reduced by the dollar amount of any Credits made to the contract if the Annuitant dies and a death benefit is payable before the first Contract Anniversary.
If the value of any Credit declines as a result of negative investment performance, any death benefit payable under the contract before the first Contract Anniversary could be less than the death benefit that would have been payable had there been no Credit added to the Contract.
This could result in a death benefit payable that is less than the total of all purchase payments. For example:
Initial Purchase Payment: $100,000
Credit: $5,000
Contract Value on contract issue date: $105,000
If a death benefit is payable before the first Contract Anniversary, and on the date the death benefit is calculated the Contract Value has decreased to $103,000 as a result of negative investment performance, Nationwide would recapture the dollar amount of the Credit and the death benefit would equal $98,000 ($103,000 - $5,000).
Nationwide will not recapture Credits if a Co-Annuitant dies before the first Contract Anniversary and the surviving Co-Annuitant elects to continue the contract under the Spousal Protection Feature. However, if the last surviving Co-Annuitant dies before the first Contract Anniversary, Nationwide will recapture all of the Credits applied to the contract.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
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If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Credits) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
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(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.85% to 2.85% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
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Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
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Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	charges associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
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Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Refer to the Income Benefit Investment Options provision for the investment options available for the7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
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Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):
•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund)
•	American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	BlackRock Option (34% BlackRock Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
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•	Fidelity® VIP Funds Option (30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Balanced Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT J.P. Morgan Disciplined Equity Fund, 33% NVIT J.P. Morgan MozaicSM Multi-Asset Fund)
The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
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Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the death benefit.
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Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
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The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
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The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which that Rate Sheet Supplement remains in effect. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177316).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates, Periods, and Percentages.
If the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at the Interest Anniversary Rate.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
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(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
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The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Model are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.85% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
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Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
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(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177316
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
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Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
101

Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
102

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
103

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
104

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
105

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
106

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
107

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return from a diversified portfolio of equity securities.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
108

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
109

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
110

PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
111

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.85%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 2.85%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.894632	13.271261	2.92%	11,274
2019	11.400187	12.894632	13.11%	11,268
2018	12.537474	11.400187	-9.07%	11,919
2017	11.172804	12.537474	12.21%	15,125
2016	11.012140	11.172804	1.46%	16,461
2015	11.367500	11.012140	-3.13%	44,992
2014	11.114209	11.367500	2.28%	8,485
2013	10.116462	11.114209	9.86%	1,567
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.746479	8.774459	0.32%	2,267
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.874802	41.343505	1.15%	52,216
2019	34.732603	40.874802	17.68%	51,084
2018	41.781949	34.732603	-16.87%	50,046
2017	37.720118	41.781949	10.77%	53,325
2016	30.794342	37.720118	22.49%	64,241
2015	33.269220	30.794342	-7.44%	50,592
2014	31.112937	33.269220	6.93%	40,198
2013	23.031215	31.112937	35.09%	26,957
2012	19.807956	23.031215	16.27%	4,003
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.279058	14.278716	7.53%	259,105
2019	12.423356	13.279058	6.89%	276,518
2018	13.025991	12.423356	-4.63%	298,561
2017	12.800830	13.025991	1.76%	307,870
2016	12.493311	12.800830	2.46%	267,573
2015	13.050939	12.493311	-4.27%	181,245
2014	12.872186	13.050939	1.39%	168,527
2013	14.329952	12.872186	-10.17%	120,744
2012	13.596485	14.329952	5.39%	29,604
112

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.930890	30.695622	-0.76%	63,332
2019	24.430609	30.930890	26.61%	64,942
2018	28.601171	24.430609	-14.58%	75,695
2017	26.140946	28.601171	9.41%	81,087
2016	21.702037	26.140946	20.45%	112,074
2015	22.465985	21.702037	-3.40%	64,229
2014	19.691725	22.465985	14.09%	57,375
2013	15.444726	19.691725	27.50%	35,818
2012	13.539412	15.444726	14.07%	8,931
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.134090	32.791151	-1.04%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.050153	15.640653	3.92%	1,829,274
2019	12.996344	15.050153	15.80%	2,266,893
2018	13.924374	12.996344	-6.66%	2,414,906
2017	12.356692	13.924374	12.69%	2,668,880
2016	11.735307	12.356692	5.30%	2,798,535
2015	12.086018	11.735307	-2.90%	2,946,708
2014	11.965780	12.086018	1.00%	3,072,370
2013	10.110570	11.965780	18.35%	1,878,334
2012*	10.000000	10.110570	1.11%	78,345
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.487279	12.065381	5.03%	42,660
2019	10.189411	11.487279	12.74%	89,382
2018	10.691353	10.189411	-4.69%	60,522
2017	10.172267	10.691353	5.10%	88,803
2016	9.185936	10.172267	10.74%	64,945
2015*	10.000000	9.185936	-8.14%	70,721
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.377379	11.055553	6.54%	454,604
2019	9.686901	10.377379	7.13%	551,781
2018	9.942216	9.686901	-2.57%	612,421
2017	9.814423	9.942216	1.30%	627,275
2016	9.758916	9.814423	0.57%	515,493
2015*	10.000000	9.758916	-2.41%	150,449
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.407902	14.646232	1.65%	333,499
2019	11.516814	14.407902	25.10%	377,171
2018	12.675176	11.516814	-9.14%	422,072
2017	11.085342	12.675176	14.34%	529,589
2016	9.730969	11.085342	13.92%	488,639
2015*	10.000000	9.730969	-2.69%	130,398
113

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.213255	20.393618	18.48%	129,579
2019	14.893306	17.213255	15.58%	144,061
2018	16.420092	14.893306	-9.30%	184,423
2017	14.711924	16.420092	11.61%	204,513
2016	14.439042	14.711924	1.89%	223,767
2015	14.859989	14.439042	-2.83%	221,030
2014	14.853093	14.859989	0.05%	168,388
2013	13.226327	14.853093	12.30%	97,715
2012	12.254789	13.226327	7.93%	18,314
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.901420	13.656210	5.85%	21,197
2019	10.967071	12.901420	17.64%	20,439
2018	13.254024	10.967071	-17.25%	21,950
2017	11.737699	13.254024	12.92%	27,805
2016	10.380307	11.737699	13.08%	23,294
2015	10.848962	10.380307	-4.32%	15,105
2014*	10.000000	10.848962	8.49%	8,176
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	45.934517	49.880630	8.59%	2,444
2019	38.294076	45.934517	19.95%	3,746
2018	42.867748	38.294076	-10.67%	3,663
2017	38.854190	42.867748	10.33%	3,095
2016	31.484344	38.854190	23.41%	5,039
2015	32.842926	31.484344	-4.14%	4,328
2014	31.831718	32.842926	3.18%	5,220
2013	23.047568	31.831718	38.11%	8,602
2012	20.289105	23.047568	13.60%	1,444
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.083723	42.478343	15.59%	11,583
2019	28.629213	37.083723	29.53%	24,579
2018	30.660387	28.629213	-6.62%	38,952
2017	25.770073	30.660387	18.98%	42,404
2016	23.559022	25.770073	9.39%	46,419
2015	23.796436	23.559022	-1.00%	30,099
2014	21.435938	23.796436	11.01%	45,878
2013	16.582303	21.435938	29.27%	54,330
2012	14.631439	16.582303	13.33%	25,554
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.819843	39.744228	21.10%	16,694
2019	24.626540	32.819843	33.27%	21,898
2018	27.012031	24.626540	-8.83%	22,945
2017	21.667347	27.012031	24.67%	28,653
2016	20.508999	21.667347	5.65%	29,690
2015	21.478467	20.508999	-4.51%	30,561
2014	20.294866	21.478467	5.83%	44,918
2013	17.113277	20.294866	18.59%	31,451
2012	15.831612	17.113277	8.10%	10,141
114

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.957873	11.433464	4.34%	8,457
2019	9.581305	10.957873	14.37%	54,284
2018	10.169566	9.581305	-5.78%	1,401
2017*	10.000000	10.169566	1.70%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.730056	16.063083	-3.99%	50,848
2019	13.345931	16.730056	25.36%	46,021
2018	16.373310	13.345931	-18.49%	53,990
2017	14.926019	16.373310	9.70%	78,149
2016	11.600441	14.926019	28.67%	110,669
2015	12.635690	11.600441	-8.19%	41,890
2014	12.189031	12.635690	3.66%	40,815
2013*	10.000000	12.189031	21.89%	11,136
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.769960	10.782046	0.11%	135,263
2019	10.247554	10.769960	5.10%	199,594
2018	10.450759	10.247554	-1.94%	191,625
2017	10.292872	10.450759	1.53%	199,666
2016	9.625280	10.292872	6.94%	49,015
2015	9.904984	9.625280	-2.82%	27,527
2014	10.034262	9.904984	-1.29%	10,152
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.415966	13.380083	28.46%	58,751
2019	8.214245	10.415966	26.80%	13,467
2018*	10.000000	8.214245	-17.86%	630
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.461650	19.236507	10.16%	397,659
2019	15.369991	17.461650	13.61%	469,135
2018	16.358477	15.369991	-6.04%	495,557
2017	14.775147	16.358477	10.72%	547,729
2016	14.304701	14.775147	3.29%	551,662
2015	14.652051	14.304701	-2.37%	461,780
2014	14.324972	14.652051	2.28%	394,345
2013	12.893469	14.324972	11.10%	252,371
2012	11.773339	12.893469	9.51%	33,402
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.076708	21.480240	12.60%	7,220
2019	16.213216	19.076708	17.66%	16,745
2018	17.589656	16.213216	-7.83%	22,462
2017	15.413830	17.589656	14.12%	26,974
2016	14.842293	15.413830	3.85%	27,949
2015	15.191805	14.842293	-2.30%	36,110
2014	14.798126	15.191805	2.66%	45,309
2013	13.038437	14.798126	13.50%	27,486
2012	11.749070	13.038437	10.97%	9,121
115

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.043978	24.092366	14.49%	39,837
2019	17.275149	21.043978	21.82%	42,467
2018	19.144671	17.275149	-9.77%	48,852
2017	16.160196	19.144671	18.47%	52,297
2016	15.477431	16.160196	4.41%	60,667
2015	15.853146	15.477431	-2.37%	81,058
2014	15.420521	15.853146	2.81%	24,751
2013	12.940657	15.420521	19.16%	10,404
2012	11.447241	12.940657	13.05%	4,282
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.537549	16.227240	19.87%	632,230
2019	11.112802	13.537549	21.82%	743,036
2018	11.849713	11.112802	-6.22%	780,569
2017	10.396806	11.849713	13.97%	811,352
2016*	10.000000	10.396806	3.97%	376,279
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	41.921906	53.586992	27.83%	1,799
2019	32.536258	41.921906	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.788366	8.424251	-34.13%	81,466
2019	11.863848	12.788366	7.79%	75,511
2018	16.068729	11.863848	-26.17%	91,291
2017	16.838069	16.068729	-4.57%	96,175
2016	12.849277	16.838069	31.04%	174,682
2015	16.519684	12.849277	-22.22%	82,029
2014	19.294532	16.519684	-14.38%	48,910
2013	15.834717	19.294532	21.85%	29,583
2012	15.404595	15.834717	2.79%	11,373
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.758983	31.089609	4.47%	116,114
2019	23.853768	29.758983	24.76%	118,763
2018	26.574823	23.853768	-10.24%	128,304
2017	24.033906	26.574823	10.57%	145,185
2016	20.801784	24.033906	15.54%	183,733
2015	22.131963	20.801784	-6.01%	141,866
2014	20.786507	22.131963	6.47%	139,742
2013	16.567748	20.786507	25.46%	95,092
2012	14.421183	16.567748	14.88%	15,307
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.568212	15.384539	5.60%	536,625
2019	11.445644	14.568212	27.28%	639,160
2018	12.843258	11.445644	-10.88%	575,838
2017	11.220658	12.843258	14.46%	639,020
2016*	10.000000	11.220658	12.21%	327,680
116

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.924548	59.069975	40.90%	145,763
2019	31.882183	41.924548	31.50%	161,790
2018	32.627632	31.882183	-2.28%	196,549
2017	24.656166	32.627632	32.33%	250,626
2016	24.982242	24.656166	-1.31%	206,195
2015	23.809250	24.982242	4.93%	209,454
2014	21.851505	23.809250	8.96%	111,864
2013	16.369918	21.851505	33.49%	74,429
2012	14.579335	16.369918	12.28%	26,640
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.368136	15.394615	7.14%	753,637
2019	13.380594	14.368136	7.38%	883,054
2018	13.742374	13.380594	-2.63%	879,665
2017	13.463234	13.742374	2.07%	861,117
2016	13.128412	13.463234	2.55%	455,091
2015	13.490516	13.128412	-2.68%	188,950
2014	13.013706	13.490516	3.66%	203,300
2013	13.538964	13.013706	-3.88%	144,208
2012	13.062768	13.538964	3.65%	44,175
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.971957	52.026695	15.69%	65,318
2019	37.199566	44.971957	20.89%	73,108
2018	44.475111	37.199566	-16.36%	76,803
2017	37.590820	44.475111	18.31%	87,422
2016	34.217541	37.590820	9.86%	82,796
2015	35.439781	34.217541	-3.45%	84,033
2014	34.053791	35.439781	4.07%	50,214
2013	25.535746	34.053791	33.36%	24,821
2012	22.710878	25.535746	12.44%	3,363
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.504231	30.002741	13.20%	47,509
2019	21.179267	26.504231	25.14%	55,780
2018	25.406355	21.179267	-16.64%	78,850
2017	19.912388	25.406355	27.59%	84,451
2016	21.414890	19.912388	-7.02%	48,103
2015	21.122287	21.414890	1.39%	43,120
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.431859	12.288016	-8.52%	243
2019	11.130620	13.431859	20.67%	1,781
2018	12.124280	11.130620	-8.20%	1,809
2017	11.903219	12.124280	1.86%	1,514
117

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.303784	15.687842	9.68%	34,956
2019	12.158733	14.303784	17.64%	37,470
2018	13.712315	12.158733	-11.33%	45,026
2017	12.475601	13.712315	9.91%	65,070
2016	11.229923	12.475601	11.09%	68,483
2015	12.199628	11.229923	-7.95%	108,163
2014	12.085384	12.199628	0.95%	91,751
2013	9.948307	12.085384	21.48%	62,725
2012	8.788696	9.948307	13.19%	6,257
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.197363	16.996287	-1.17%	73,378
2019	15.097069	17.197363	13.91%	96,761
2018	16.075119	15.097069	-6.08%	123,677
2017	14.932768	16.075119	7.65%	155,310
2016	13.342350	14.932768	11.92%	152,841
2015	14.625625	13.342350	-8.77%	185,869
2014	14.243831	14.625625	2.68%	196,469
2013	12.736606	14.243831	11.83%	95,632
2012	11.519704	12.736606	10.56%	22,039
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.628804	42.978754	3.24%	1,859
2019	33.568690	41.628804	24.01%	3,090
2018	39.260695	33.568690	-14.50%	3,148
2017	36.148135	39.260695	8.61%	3,468
2016	28.287927	36.148135	27.79%	2,469
2015	31.120067	28.287927	-9.10%	3,135
2014	31.526727	31.120067	-1.29%	4,310
2013	23.576811	31.526727	33.72%	9,367
2012	20.291086	23.576811	16.19%	1,996
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.236796	8.587088	-7.03%	79,917
2019	9.225201	9.236796	0.13%	76,941
2018	9.221366	9.225201	0.04%	90,545
2017	9.217198	9.221366	0.05%	102,993
2016	9.122386	9.217198	1.04%	101,902
2015	9.712457	9.122386	-6.08%	191,031
2014	9.717412	9.712457	-0.05%	139,742
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.557069	12.831742	2.19%	21,286
2019	11.429456	12.557069	9.87%	21,542
2018	12.173964	11.429456	-6.12%	64,463
2017	10.965055	12.173964	11.03%	24,196
2016	10.706747	10.965055	2.41%	24,120
2015	11.582354	10.706747	-7.56%	13,417
2014	11.352746	11.582354	2.02%	6,677
2013	10.184936	11.352746	11.47%	10,563
2012*	10.000000	10.184936	1.85%	264
118

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.008739	10.483667	4.75%	0
2019	9.370703	10.008739	6.81%	121
2018*	10.000000	9.370703	-6.29%	121
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.675156	10.197752	5.40%	14,911
2019	9.386933	9.675156	3.07%	15,244
2018	10.076177	9.386933	-6.84%	15,704
2017	9.901715	10.076177	1.76%	15,485
2016	10.136856	9.901715	-2.32%	15,832
2015	10.140438	10.136856	-0.04%	18,761
2014	9.871599	10.140438	2.72%	17,671
2013*	10.000000	9.871599	-1.28%	1,751
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.876703	52.338283	24.98%	21,254
2019	32.456880	41.876703	29.02%	21,069
2018	38.186898	32.456880	-15.01%	21,834
2017	28.538983	38.186898	33.81%	26,227
2016	29.121185	28.538983	-2.00%	18,212
2015	28.619119	29.121185	1.75%	20,449
2014	28.571159	28.619119	0.17%	15,888
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.265147	37.120649	11.59%	71,749
2019	25.726942	33.265147	29.30%	96,784
2018	28.524427	25.726942	-9.81%	94,938
2017	24.915556	28.524427	14.48%	114,516
2016	22.807016	24.915556	9.25%	84,053
2015	22.536709	22.807016	1.20%	77,923
2014	20.798334	22.536709	8.36%	53,510
2013	16.121711	20.798334	29.01%	33,469
2012	14.086578	16.121711	14.45%	14,152
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.992767	17.100179	6.92%	10,021
2019	13.031468	15.992767	22.72%	11,649
2018	15.020917	13.031468	-13.24%	12,200
2017	13.347388	15.020917	12.54%	14,534
2016	12.016567	13.347388	11.07%	14,846
2015	12.790618	12.016567	-6.05%	17,556
2014	12.510093	12.790618	2.24%	33,033
2013	9.921681	12.510093	26.09%	16,696
2012*	10.000000	9.921681	-0.78%	64
119

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.194599	51.894603	17.42%	22,307
2019	35.698314	44.194599	23.80%	24,957
2018	40.660265	35.698314	-12.20%	27,517
2017	36.365766	40.660265	11.81%	32,589
2016	31.485132	36.365766	15.50%	28,223
2015	34.160326	31.485132	-7.83%	43,377
2014	31.171298	34.160326	9.59%	27,771
2013	22.584078	31.171298	38.02%	21,307
2012	19.555273	22.584078	15.49%	5,388
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.702863	12.715330	18.80%	127,594
2019	8.522400	10.702863	25.59%	141,065
2018	10.794560	8.522400	-21.05%	138,702
2017	8.697364	10.794560	24.11%	131,703
2016	9.108170	8.697364	-4.51%	120,446
2015	9.000321	9.108170	1.20%	64,509
2014*	10.000000	9.000321	-10.00%	21,522
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.988706	18.988486	11.77%	71,264
2019	14.213460	16.988706	19.53%	80,401
2018	15.315958	14.213460	-7.20%	92,227
2017	13.193008	15.315958	16.09%	94,195
2016	13.795294	13.193008	-4.37%	96,185
2015	15.335356	13.795294	-10.04%	122,072
2014	16.492857	15.335356	-7.02%	104,977
2013	13.428712	16.492857	22.82%	68,773
2012	11.480811	13.428712	16.97%	6,025
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.428346	13.974378	4.07%	59,932
2019	12.304246	13.428346	9.14%	84,610
2018	12.808340	12.304246	-3.94%	115,944
2017	12.232137	12.808340	4.71%	159,848
2016	10.725849	12.232137	14.04%	193,855
2015	11.688376	10.725849	-8.23%	184,564
2014	11.686094	11.688376	0.02%	158,879
2013	10.775009	11.686094	8.46%	100,446
2012*	10.000000	10.775009	7.75%	12,730
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.577858	31.557092	46.25%	115,393
2019	15.937623	21.577858	35.39%	148,878
2018	16.249240	15.937623	-1.92%	148,818
2017	13.045758	16.249240	24.56%	118,286
2016	12.525006	13.045758	4.16%	80,341
2015	13.543971	12.525006	-7.52%	84,961
2014	12.792552	13.543971	5.87%	61,124
2013	10.030618	12.792552	27.54%	47,293
2012*	10.000000	10.030618	0.31%	3,262
120

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.311503	11.158287	8.21%	94,781
2019	9.613908	10.311503	7.26%	121,127
2018	9.923786	9.613908	-3.12%	117,642
2017	9.782323	9.923786	1.45%	119,048
2016	9.749595	9.782323	0.34%	87,258
2015*	10.000000	9.749595	-2.50%	78,065
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	53.384574	72.850905	36.46%	10,772
2019	39.744103	53.384574	34.32%	15,895
2018	39.813229	39.744103	-0.17%	17,751
2017	31.201879	39.813229	27.60%	20,949
2016	31.182661	31.201879	0.06%	21,346
2015	28.382291	31.182661	9.87%	23,616
2014	26.659761	28.382291	6.46%	29,971
2013	20.752441	26.659761	28.47%	23,817
2012	17.071424	20.752441	21.56%	8,048
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.523572	48.116425	47.94%	64,233
2019	22.881168	32.523572	42.14%	83,828
2018	23.104895	22.881168	-0.97%	84,031
2017	16.243323	23.104895	42.24%	113,831
2016	14.535235	16.243323	11.75%	59,505
2015	14.151760	14.535235	2.71%	41,662
2014	13.185918	14.151760	7.32%	20,200
2013	9.922620	13.185918	32.89%	17,866
2012*	10.000000	9.922620	-0.77%	5,589
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.810648	35.085892	13.88%	4,183
2019	24.774791	30.810648	24.36%	4,312
2018	29.747361	24.774791	-16.72%	4,799
2017	23.169063	29.747361	28.39%	5,867
2016	25.301766	23.169063	-8.43%	1,613
2015	28.267752	25.301766	-10.49%	2,245
2014	32.765980	28.267752	-13.73%	15,511
2013	29.211587	32.765980	12.17%	716
2012	26.297382	29.211587	11.08%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.942230	10.507912	5.69%	329
2019*	10.000000	9.942230	-0.58%	0
121

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.928199	9.620224	-3.10%	18,368
2019	8.562009	9.928199	15.96%	20,569
2018	10.712253	8.562009	-20.07%	19,394
2017	8.537743	10.712253	25.47%	24,885
2016	7.201666	8.537743	18.55%	159,016
2015	9.178344	7.201666	-21.54%	15,713
2014	9.806114	9.178344	-6.40%	9,196
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.470792	11.040367	5.44%	60,641
2019	9.840558	10.470792	6.40%	57,722
2018	10.131071	9.840558	-2.87%	55,365
2017	9.937525	10.131071	1.95%	42,394
2016*	10.000000	9.937525	-0.62%	34,339
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.813704	31.170321	42.89%	68,151
2019	15.731553	21.813704	38.66%	90,589
2018	16.309904	15.731553	-3.55%	70,154
2017	13.152922	16.309904	24.00%	123,241
2016	12.316446	13.152922	6.79%	50,371
2015	12.823797	12.316446	-3.96%	41,124
2014	14.124104	12.823797	-9.21%	28,705
2013	10.189999	14.124104	38.61%	12,727
2012*	10.000000	10.189999	1.90%	11,799
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.255815	37.744084	1.31%	66,314
2019	29.309829	37.255815	27.11%	73,539
2018	33.316037	29.309829	-12.02%	82,887
2017	28.924180	33.316037	15.18%	96,515
2016	25.899872	28.924180	11.68%	86,629
2015	26.636851	25.899872	-2.77%	84,699
2014	24.626427	26.636851	8.16%	66,315
2013	18.503779	24.626427	33.09%	47,249
2012	16.269377	18.503779	13.73%	1,163
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.817494	12.263156	13.36%	0
2019*	10.000000	10.817494	8.17%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.134595	24.935218	17.98%	99,307
2019	17.136775	21.134595	23.33%	118,027
2018	19.342636	17.136775	-11.40%	142,483
2017	15.538673	19.342636	24.48%	181,155
2016	15.245104	15.538673	1.93%	149,816
2015	14.609121	15.245104	4.35%	129,101
2014	14.717782	14.609121	-0.74%	128,529
2013	11.748430	14.717782	25.27%	81,060
2012	10.325388	11.748430	13.78%	19,756
122

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.272998	32.73%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.584344	35.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.590066	11.212283	-3.26%	39,915
2019	9.234964	11.590066	25.50%	40,022
2018	10.216004	9.234964	-9.60%	40,182
2017	9.247919	10.216004	10.47%	40,386
2016	8.195129	9.247919	12.85%	4,897
2015*	10.000000	8.195129	-18.05%	9,218
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.861372	23.370121	12.03%	5,449
2019	17.140572	20.861372	21.71%	7,234
2018	18.816861	17.140572	-8.91%	6,868
2017	16.312693	18.816861	15.35%	7,471
2016	14.971781	16.312693	8.96%	8,015
2015	16.431706	14.971781	-8.88%	9,133
2014	17.094293	16.431706	-3.88%	22,869
2013	13.202155	17.094293	29.48%	25,770
2012	10.969534	13.202155	20.35%	13,392
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.808974	18.953396	47.97%	57,806
2019	9.824290	12.808974	30.38%	44,282
2018	12.013167	9.824290	-18.22%	46,272
2017	9.749303	12.013167	23.22%	45,702
2016	10.184302	9.749303	-4.27%	47,411
2015	10.444650	10.184302	-2.49%	31,238
2014	10.787388	10.444650	-3.18%	20,525
2013	9.077393	10.787388	18.84%	7,432
2012	8.006280	9.077393	13.38%	248
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.636808	20.486625	9.93%	4,012,408
2019	15.720851	18.636808	18.55%	4,581,428
2018	16.858262	15.720851	-6.75%	4,903,414
2017	14.832538	16.858262	13.66%	5,137,817
2016	13.863636	14.832538	6.99%	5,247,330
2015	13.987301	13.863636	-0.88%	4,391,073
2014	13.573557	13.987301	3.05%	3,080,684
2013	11.217368	13.573557	21.00%	1,963,675
2012	9.876964	11.217368	13.57%	482,871
123

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.651925	12.489192	7.19%	5,625,255
2019	10.892983	11.651925	6.97%	6,344,428
2018	11.219869	10.892983	-2.91%	7,109,945
2017	11.075063	11.219869	1.31%	7,177,370
2016	10.991903	11.075063	0.76%	6,338,660
2015	11.225029	10.991903	-2.08%	4,977,157
2014	10.894232	11.225029	3.04%	3,570,417
2013	11.392820	10.894232	-4.38%	2,262,355
2012	11.058827	11.392820	3.02%	484,753
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.997756	29.328356	27.53%	117,519
2019	17.384889	22.997756	32.29%	160,835
2018	19.557310	17.384889	-11.11%	147,644
2017	15.213557	19.557310	28.55%	156,668
2016	15.470543	15.213557	-1.66%	157,021
2015	14.794166	15.470543	4.57%	144,568
2014	14.801329	14.794166	-0.05%	116,010
2013	11.722659	14.801329	26.26%	64,589
2012	9.783291	11.722659	19.82%	10,706
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.740935	36.788743	48.70%	287,577
2019	19.347599	24.740935	27.88%	267,768
2018	19.844631	19.347599	-2.50%	292,415
2017	15.819977	19.844631	25.44%	411,731
2016	14.777877	15.819977	7.05%	324,997
2015	14.147165	14.777877	4.46%	286,804
2014	13.337885	14.147165	6.07%	196,340
2013	10.484616	13.337885	27.21%	135,244
2012	9.099247	10.484616	15.23%	18,818
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.801053	21.976423	10.99%	3,341,464
2019	16.053730	19.801053	23.34%	4,028,187
2018	16.723477	16.053730	-4.00%	4,375,564
2017	13.973703	16.723477	19.68%	5,015,642
2016	12.815446	13.973703	9.04%	5,426,229
2015	12.916650	12.815446	-0.78%	4,503,732
2014	11.939049	12.916650	8.19%	3,492,156
2013	9.148015	11.939049	30.51%	2,388,565
2012	7.962252	9.148015	14.89%	611,312
124

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.968183	16.309082	2.13%	222,937
2019	14.902751	15.968183	7.15%	245,346
2018	15.549865	14.902751	-4.16%	285,598
2017	14.898826	15.549865	4.37%	304,055
2016	13.970826	14.898826	6.64%	285,304
2015	14.657831	13.970826	-4.69%	233,541
2014	14.375806	14.657831	1.96%	213,620
2013	14.813348	14.375806	-2.95%	134,253
2012	13.446101	14.813348	10.17%	21,905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.471410	36.154805	8.02%	15,229
2019	26.431286	33.471410	26.64%	52,459
2018	27.007242	26.431286	-2.13%	15,250
2017	22.882210	27.007242	18.03%	16,333
2016	20.972211	22.882210	9.11%	24,171
2015	21.227030	20.972211	-1.20%	22,459
2014	19.341629	21.227030	9.75%	25,546
2013	15.066929	19.341629	28.37%	9,490
2012	13.484355	15.066929	11.74%	1,819
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.119879	33.595297	1.44%	19,596
2019	26.568896	33.119879	24.66%	27,987
2018	29.255036	26.568896	-9.18%	28,935
2017	25.325198	29.255036	15.52%	38,340
2016	21.944724	25.325198	15.40%	49,700
2015	23.916739	21.944724	-8.25%	51,541
2014	22.370662	23.916739	6.91%	46,714
2013	16.845598	22.370662	32.80%	26,035
2012	14.524582	16.845598	15.98%	3,727
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.019816	12.389365	12.43%	300,175
2019	9.767717	11.019816	12.82%	396,771
2018	10.874037	9.767717	-10.17%	437,908
2017	9.354063	10.874037	16.25%	453,158
2016	9.254592	9.354063	1.07%	453,492
2015*	10.000000	9.254592	-7.45%	106,062
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.903001	17.569183	10.48%	6,818
2019	13.070890	15.903001	21.67%	19,928
2018	14.922184	13.070890	-12.41%	19,678
2017	12.690112	14.922184	17.59%	23,733
2016	11.930791	12.690112	6.36%	23,397
2015	12.372699	11.930791	-3.57%	30,000
2014	12.063438	12.372699	2.56%	22,770
2013	9.492713	12.063438	27.08%	21,572
2012	8.326964	9.492713	14.00%	15,197
125

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.271583	15.363515	7.65%	1,767,053
2019	12.515633	14.271583	14.03%	2,116,068
2018	13.600705	12.515633	-7.98%	2,255,789
2017	12.366016	13.600705	9.98%	2,411,047
2016	11.873210	12.366016	4.15%	2,513,151
2015	12.226538	11.873210	-2.89%	2,295,724
2014	11.943715	12.226538	2.37%	2,040,953
2013	10.613196	11.943715	12.54%	1,412,487
2012	9.736744	10.613196	9.00%	413,929
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.369720	16.815228	9.40%	61,009
2019	13.023395	15.369720	18.02%	79,401
2018	14.449331	13.023395	-9.87%	75,486
2017	12.711701	14.449331	13.67%	99,920
2016	12.067114	12.711701	5.34%	101,424
2015	12.460139	12.067114	-3.15%	114,003
2014	12.125412	12.460139	2.76%	127,143
2013	10.189136	12.125412	19.00%	133,339
2012	9.135318	10.189136	11.54%	105
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.499253	13.199534	5.60%	1,660,896
2019	11.506962	12.499253	8.62%	816,421
2018	12.038694	11.506962	-4.42%	930,691
2017	11.531730	12.038694	4.40%	955,266
2016	11.230442	11.531730	2.68%	1,311,523
2015	11.526726	11.230442	-2.57%	1,073,886
2014	11.364802	11.526726	1.42%	771,036
2013	11.034695	11.364802	2.99%	414,459
2012	10.458904	11.034695	5.51%	136,555
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.103036	12.478048	3.10%	1,290,762
2019	10.830781	12.103036	11.75%	1,423,015
2018	11.868360	10.830781	-8.74%	1,463,653
2017	10.535710	11.868360	12.65%	1,672,129
2016	10.168701	10.535710	3.61%	1,753,751
2015	10.825224	10.168701	-6.06%	1,740,364
2014	10.785501	10.825224	0.37%	1,344,443
2013*	10.000000	10.785501	7.86%	479,915
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.591065	13.267638	5.37%	2,815,686
2019	11.114976	12.591065	13.28%	3,298,053
2018	12.187738	11.114976	-8.80%	3,657,106
2017	10.541352	12.187738	15.62%	3,952,900
2016	10.111330	10.541352	4.25%	3,972,075
2015	10.830091	10.111330	-6.64%	4,100,023
2014	10.923528	10.830091	-0.86%	3,216,898
2013*	10.000000	10.923528	9.24%	1,122,663
126

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.869004	16.153992	8.64%	773,783
2019	12.822643	14.869004	15.96%	991,191
2018	14.062253	12.822643	-8.82%	1,024,065
2017	12.570532	14.062253	11.87%	1,149,599
2016	11.998225	12.570532	4.77%	1,260,830
2015	12.356083	11.998225	-2.90%	1,332,998
2014	12.038799	12.356083	2.64%	1,408,632
2013	10.411868	12.038799	15.63%	1,583,548
2012	9.440750	10.411868	10.29%	86,100
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.622329	17.213228	10.18%	77,034
2019	13.021865	15.622329	19.97%	68,710
2018	14.662144	13.021865	-11.19%	69,890
2017	12.651615	14.662144	15.89%	75,558
2016	11.979975	12.651615	5.61%	81,040
2015	12.392648	11.979975	-3.33%	88,981
2014	12.075388	12.392648	2.63%	84,801
2013	9.899609	12.075388	21.98%	50,562
2012	8.802675	9.899609	12.46%	33,527
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.770803	14.739968	7.04%	546,539
2019	12.274845	13.770803	12.19%	821,579
2018	13.133085	12.274845	-6.53%	898,076
2017	12.176222	13.133085	7.86%	985,303
2016	11.703158	12.176222	4.04%	1,088,480
2015	12.052135	11.703158	-2.90%	1,084,394
2014	11.797690	12.052135	2.16%	973,681
2013	10.805629	11.797690	9.18%	679,984
2012	10.004897	10.805629	8.00%	356,984
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.835716	15.315503	3.23%	193,831
2019	13.437467	14.835716	10.41%	181,525
2018	16.240280	13.437467	-17.26%	170,386
2017	13.482476	16.240280	20.45%	161,283
2016	13.584419	13.482476	-0.75%	136,792
2015	14.402673	13.584419	-5.68%	123,567
2014	15.975750	14.402673	-9.85%	89,164
2013	13.553328	15.975750	17.87%	41,213
2012	11.549727	13.553328	17.35%	6,490
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.736879	17.37%	42,188
127

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.671497	13.279364	4.80%	77,374
2019	11.877293	12.671497	6.69%	77,888
2018	12.186237	11.877293	-2.54%	77,233
2017	11.917211	12.186237	2.26%	83,311
2016	11.562484	11.917211	3.07%	60,304
2015	11.885069	11.562484	-2.71%	52,299
2014	11.567839	11.885069	2.74%	23,285
2013	12.042223	11.567839	-3.94%	20,232
2012	11.415554	12.042223	5.49%	957
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.515378	14.464567	7.02%	98,747
2019	12.564684	13.515378	7.57%	39,009
2018	12.991665	12.564684	-3.29%	46,633
2017	12.755383	12.991665	1.85%	46,534
2016	12.575628	12.755383	1.43%	46,106
2015	12.879285	12.575628	-2.36%	77,647
2014	12.511292	12.879285	2.94%	98,025
2013	13.013750	12.511292	-3.86%	43,732
2012	12.378536	13.013750	5.13%	15,012
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.521120	10.712923	1.82%	8,558
2019	10.057069	10.521120	4.61%	8,558
2018*	10.000000	10.057069	0.57%	6,901
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.097543	37.816509	10.91%	6,806
2019	28.321181	34.097543	20.40%	8,314
2018	35.045648	28.321181	-19.19%	8,798
2017	25.282169	35.045648	38.62%	18,024
2016	23.965108	25.282169	5.50%	7,442
2015	29.148854	23.965108	-17.78%	34,911
2014	31.503670	29.148854	-7.47%	21,053
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.280070	24.223856	4.05%	23,642
2019	20.671668	23.280070	12.62%	23,774
2018	21.714704	20.671668	-4.80%	35,321
2017	20.722613	21.714704	4.79%	43,654
2016	18.494009	20.722613	12.05%	65,479
2015	19.347083	18.494009	-4.41%	63,120
2014	19.221536	19.347083	0.65%	63,161
128

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.326849	12.834773	4.12%	98,885
2019	11.818140	12.326849	4.30%	68,637
2018	12.047914	11.818140	-1.91%	143,815
2017	12.023751	12.047914	0.20%	46,557
2016	12.159574	12.023751	-1.12%	46,977
2015	12.402262	12.159574	-1.96%	186,323
2014	12.083894	12.402262	2.63%	43,497
2013	12.832090	12.083894	-5.83%	11,940
2012	12.686748	12.832090	1.15%	407
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.795602	8.653895	-1.61%	1,078,447
2019	8.804541	8.795602	-0.10%	523,482
2018	8.848353	8.804541	-0.50%	1,120,389
2017	8.976833	8.848353	-1.43%	746,371
2016	9.144867	8.976833	-1.84%	1,027,833
2015	9.317231	9.144867	-1.85%	822,697
2014	9.492846	9.317231	-1.85%	571,755
2013	9.671770	9.492846	-1.85%	373,248
2012	9.854573	9.671770	-1.86%	227,906
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.833933	10.393766	5.69%	36,340
2019	8.425698	9.833933	16.71%	37,785
2018	10.077118	8.425698	-16.39%	38,440
2017	8.079073	10.077118	24.73%	82,382
2016	8.179105	8.079073	-1.22%	46,849
2015	8.610632	8.179105	-5.01%	49,537
2014	8.836548	8.610632	-2.56%	49,067
2013	7.658091	8.836548	15.39%	24,941
2012	6.771668	7.658091	13.09%	326
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.966868	11.531135	5.15%	62,066
2019	9.218956	10.966868	18.96%	64,783
2018	10.939083	9.218956	-15.72%	65,469
2017	8.954640	10.939083	22.16%	65,279
2016	9.075491	8.954640	-1.33%	44,708
2015	9.376825	9.075491	-3.21%	33,061
2014	10.183736	9.376825	-7.92%	21,643
2013	8.574084	10.183736	18.77%	12,692
2012	7.390148	8.574084	16.02%	1,038
129

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.696226	33.989776	10.73%	10,705
2019	25.276186	30.696226	21.44%	13,730
2018	28.257544	25.276186	-10.55%	32,197
2017	24.308599	28.257544	16.25%	33,756
2016	22.623532	24.308599	7.45%	33,213
2015	23.282376	22.623532	-2.83%	9,588
2014	22.594794	23.282376	3.04%	10,088
2013	18.091136	22.594794	24.89%	4,447
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.745906	19.055979	7.38%	1,352,678
2019	15.675550	17.745906	13.21%	1,616,913
2018	16.786754	15.675550	-6.62%	1,738,242
2017	15.389296	16.786754	9.08%	1,902,317
2016	14.748986	15.389296	4.34%	2,008,463
2015	15.053137	14.748986	-2.02%	1,579,898
2014	14.664468	15.053137	2.65%	1,264,435
2013	13.172548	14.664468	11.33%	698,677
2012	12.269767	13.172548	7.36%	173,455
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.618098	23.683514	9.55%	47,020
2019	18.363716	21.618098	17.72%	41,992
2018	20.006375	18.363716	-8.21%	42,819
2017	17.753329	20.006375	12.69%	43,983
2016	16.787761	17.753329	5.75%	43,966
2015	17.195659	16.787761	-2.37%	88,183
2014	16.651882	17.195659	3.27%	53,800
2013	14.197850	16.651882	17.28%	75,102
2012	12.887370	14.197850	10.17%	176
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.618647	15.311725	4.74%	402,735
2019	13.597890	14.618647	7.51%	609,270
2018	14.110067	13.597890	-3.63%	660,805
2017	13.602302	14.110067	3.73%	702,474
2016	13.291272	13.602302	2.34%	852,189
2015	13.506036	13.291272	-1.59%	775,562
2014	13.245320	13.506036	1.97%	485,203
2013	12.872988	13.245320	2.89%	294,742
2012	12.470780	12.872988	3.23%	83,093
130

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.099987	12.417729	2.63%	1,253,543
2019	10.909938	12.099987	10.91%	1,319,412
2018	11.779411	10.909938	-7.38%	1,444,542
2017	10.524149	11.779411	11.93%	1,573,242
2016	10.143014	10.524149	3.76%	1,613,217
2015	10.680382	10.143014	-5.03%	1,652,934
2014	10.620864	10.680382	0.56%	1,278,282
2013*	10.000000	10.620864	6.21%	335,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.669957	13.222494	4.36%	2,576,922
2019	11.200812	12.669957	13.12%	2,764,910
2018	12.148650	11.200812	-7.80%	2,894,307
2017	10.581940	12.148650	14.81%	3,305,526
2016	10.080184	10.581940	4.98%	3,367,788
2015	10.693121	10.080184	-5.73%	3,109,109
2014	10.709013	10.693121	-0.15%	1,878,816
2013*	10.000000	10.709013	7.09%	614,722
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.673595	24.556272	8.30%	431,822
2019	19.619445	22.673595	15.57%	573,559
2018	21.195240	19.619445	-7.43%	588,465
2017	19.121734	21.195240	10.84%	661,044
2016	18.182380	19.121734	5.17%	708,197
2015	18.587309	18.182380	-2.18%	729,826
2014	18.004799	18.587309	3.24%	657,613
2013	15.728790	18.004799	14.47%	660,361
2012	14.462282	15.728790	8.76%	96,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.427553	30.239078	10.25%	52,529
2019	22.937623	27.427553	19.57%	78,056
2018	25.329606	22.937623	-9.44%	78,171
2017	22.116808	25.329606	14.53%	81,732
2016	20.770829	22.116808	6.48%	87,712
2015	21.317933	20.770829	-2.57%	87,576
2014	20.693940	21.317933	3.02%	82,492
2013	17.228554	20.693940	20.11%	36,818
2012	15.430735	17.228554	11.65%	24,825
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.510263	19.721663	6.54%	354,327
2019	16.618448	18.510263	11.38%	396,563
2018	17.589881	16.618448	-5.52%	429,984
2017	16.408994	17.589881	7.20%	434,763
2016	15.815463	16.408994	3.75%	449,680
2015	16.118498	15.815463	-1.88%	457,379
2014	15.679197	16.118498	2.80%	404,490
2013	14.457393	15.679197	8.45%	254,649
2012	13.634356	14.457393	6.04%	73,051
131

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.434552	10.971195	5.14%	9,825
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.734269	12.196166	13.62%	0
2019*	10.000000	10.734269	7.34%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.077281	10.040163	-0.37%	0
2019*	10.000000	10.077281	0.77%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.951817	13.543519	23.66%	0
2019*	10.000000	10.951817	9.52%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.836773	27.844823	27.51%	53,301
2019	17.085345	21.836773	27.81%	60,926
2018	18.012768	17.085345	-5.15%	67,562
2017	14.129450	18.012768	27.48%	75,048
2016	14.114139	14.129450	0.11%	62,061
2015	13.943797	14.114139	1.22%	53,796
2014	12.897708	13.943797	8.11%	55,240
2013	9.776303	12.897708	31.93%	46,543
2012	8.576687	9.776303	13.99%	3,872
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.760925	13.413101	5.11%	3,130,254
2019	10.928322	12.760925	16.77%	3,970,175
2018	11.699444	10.928322	-6.59%	4,100,556
2017	10.139509	11.699444	15.38%	3,943,350
2016	9.516651	10.139509	6.54%	3,129,693
2015	9.918927	9.516651	-4.06%	1,766,598
2014*	10.000000	9.918927	-0.81%	778,413
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.683722	15.418224	5.00%	408,254
2019	12.264409	14.683722	19.73%	424,117
2018	12.827182	12.264409	-4.39%	469,494
2017	10.738359	12.827182	19.45%	522,698
2016	9.941546	10.738359	8.01%	419,513
2015	10.114628	9.941546	-1.71%	280,449
2014*	10.000000	10.114628	1.15%	98,478
132

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.857364	42.878291	16.34%	62,454
2019	27.343759	36.857364	34.79%	112,767
2018	28.298125	27.343759	-3.37%	84,969
2017	22.688415	28.298125	24.72%	115,933
2016	22.371167	22.688415	1.42%	97,712
2015	21.744225	22.371167	2.88%	89,926
2014	20.406789	21.744225	6.55%	36,229
2013	15.255643	20.406789	33.77%	14,869
2012	13.125810	15.255643	16.23%	4,931
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.434286	28.297067	-0.48%	38,778
2019	22.868305	28.434286	24.34%	94,576
2018	25.739490	22.868305	-11.15%	99,875
2017	24.182718	25.739490	6.44%	125,887
2016	20.494743	24.182718	17.99%	114,408
2015	21.851711	20.494743	-6.21%	66,182
2014	19.711374	21.851711	10.86%	81,515
2013	15.252060	19.711374	29.24%	42,738
2012	13.578667	15.252060	12.32%	3,540
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.783811	17.84%	165,017
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.876693	49.823186	11.02%	44,295
2019	36.388357	44.876693	23.33%	49,249
2018	41.841649	36.388357	-13.03%	51,743
2017	36.818318	41.841649	13.64%	67,444
2016	31.183360	36.818318	18.07%	57,719
2015	32.597239	31.183360	-4.34%	35,137
2014	30.352358	32.597239	7.40%	36,806
2013	23.242853	30.352358	30.59%	29,184
2012	20.159477	23.242853	15.29%	6,320
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.401615	20.765192	-2.97%	14,560
2019	17.606500	21.401615	21.56%	22,291
2018	20.657971	17.606500	-14.77%	23,485
2017	18.487687	20.657971	11.74%	25,701
2016	16.017130	18.487687	15.42%	25,837
2015	16.803960	16.017130	-4.68%	30,568
2014	14.630542	16.803960	14.86%	41,021
2013	10.986464	14.630542	33.17%	15,681
2012	9.621339	10.986464	14.19%	633
133

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.130215	45.692093	37.92%	10,920
2019	24.933763	33.130215	32.87%	13,433
2018	27.680906	24.933763	-9.92%	14,837
2017	22.624813	27.680906	22.35%	20,119
2016	21.331179	22.624813	6.06%	12,917
2015	21.618773	21.331179	-1.33%	11,481
2014	21.481055	21.618773	0.64%	7,055
2013	15.203622	21.481055	41.29%	6,478
2012	13.697455	15.203622	11.00%	3,873
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.296784	38.419263	3.01%	14,842
2019	32.015674	37.296784	16.50%	15,309
2018	39.363062	32.015674	-18.67%	14,424
2017	36.875115	39.363062	6.75%	15,602
2016	29.907563	36.875115	23.30%	17,348
2015	32.516441	29.907563	-8.02%	21,764
2014	31.030082	32.516441	4.79%	5,657
2013	22.577981	31.030082	37.44%	4,994
2012	19.121810	22.577981	18.07%	498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	38.817277	46.616758	20.09%	8,522
2019	31.549823	38.817277	23.03%	9,078
2018	36.881337	31.549823	-14.46%	7,502
2017	33.193224	36.881337	11.11%	8,405
2016	27.595923	33.193224	20.28%	10,842
2015	28.659256	27.595923	-3.71%	20,837
2014	29.038058	28.659256	-1.30%	5,446
2013	21.049325	29.038058	37.95%	1,443
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.669319	21.892523	11.30%	24,098
2019	15.645707	19.669319	25.72%	24,337
2018	16.782731	15.645707	-6.77%	30,440
2017	13.704770	16.782731	22.46%	27,749
2016	12.296924	13.704770	11.45%	12,792
2015	12.679965	12.296924	-3.02%	10,444
2014	12.123743	12.679965	4.59%	16,916
2013	8.605792	12.123743	40.88%	16,455
2012	7.504897	8.605792	14.67%	477
134

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.466209	22.766783	11.24%	4,692
2019	16.543054	20.466209	23.71%	11,969
2018	17.908821	16.543054	-7.63%	13,157
2017	15.414680	17.908821	16.18%	13,775
2016	14.262614	15.414680	8.08%	12,672
2015	14.592506	14.262614	-2.26%	23,360
2014	13.453603	14.592506	8.47%	30,975
2013	9.893050	13.453603	35.99%	20,763
2012	9.049793	9.893050	9.32%	298
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.705551	15.462206	-7.44%	51,539
2019	13.047919	16.705551	28.03%	87,345
2018	13.857502	13.047919	-5.84%	69,859
2017	13.300828	13.857502	4.19%	84,464
2016	12.643357	13.300828	5.20%	74,842
2015	13.654599	12.643357	-7.41%	83,265
2014	10.817384	13.654599	26.23%	48,674
2013	10.731513	10.817384	0.80%	29,732
2012	9.460182	10.731513	13.44%	10,440
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.990314	23.123021	15.67%	427,472
2019	15.566424	19.990314	28.42%	452,706
2018	16.674114	15.566424	-6.64%	481,899
2017	14.013207	16.674114	18.99%	557,606
2016	12.816048	14.013207	9.34%	419,930
2015	12.935645	12.816048	-0.92%	350,215
2014	11.655259	12.935645	10.99%	268,653
2013*	10.000000	11.655259	16.55%	60,500
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.076905	10.170576	0.93%	408,998
2019	9.863682	10.076905	2.16%	492,246
2018	9.968850	9.863682	-1.05%	551,940
2017	9.998329	9.968850	-0.29%	408,740
2016	9.938624	9.998329	0.60%	386,569
2015	10.160615	9.938624	-2.18%	316,479
2014	10.301244	10.160615	-1.37%	305,564
2013	10.484347	10.301244	-1.75%	160,572
2012	10.318874	10.484347	1.60%	18,345
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.022950	19.935810	17.11%	51,581
2019	13.879453	17.022950	22.65%	50,908
2018	15.952153	13.879453	-12.99%	50,629
2017	14.233493	15.952153	12.07%	60,013
2016	11.997101	14.233493	18.64%	36,815
2015	12.850623	11.997101	-6.64%	27,012
2014	12.522875	12.850623	2.62%	20,506
2013*	10.000000	12.522875	25.23%	10,267
135

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.814358	34.364370	57.53%	42,020
2019	16.242192	21.814358	34.31%	103,252
2018	17.805065	16.242192	-8.78%	46,898
2017	14.224628	17.805065	25.17%	89,402
2016	13.664533	14.224628	4.10%	45,182
2015	13.970409	13.664533	-2.19%	110,748
2014	13.723288	13.970409	1.80%	34,660
2013	10.087466	13.723288	36.04%	21,567
2012	8.965139	10.087466	12.52%	7,826
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.656812	12.066087	3.51%	9,428
2019	10.402067	11.656812	12.06%	10,980
2018	11.324911	10.402067	-8.15%	13,357
2017	10.465961	11.324911	8.21%	15,014
2016	10.076682	10.465961	3.86%	17,164
2015	10.780826	10.076682	-6.53%	18,919
2014	10.696276	10.780826	0.79%	20,707
2013	10.140730	10.696276	5.48%	10,892
2012*	10.000000	10.140730	1.41%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.451728	12.814140	2.91%	3,661
2019	10.876504	12.451728	14.48%	3,432
2018	12.190440	10.876504	-10.78%	3,433
2017	10.584650	12.190440	15.17%	3,472
2016	10.255286	10.584650	3.21%	3,445
2015	11.529993	10.255286	-11.06%	3,416
2014	11.644390	11.529993	-0.98%	3,297
2013	10.259416	11.644390	13.50%	347
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.435026	12.879955	3.58%	1,450
2019	10.932964	12.435026	13.74%	3,218
2018	12.058472	10.932964	-9.33%	3,371
2017	10.812796	12.058472	11.52%	3,525
2016	10.407711	10.812796	3.89%	4,712
2015	11.362025	10.407711	-8.40%	4,887
2014	11.294009	11.362025	0.60%	4,863
2013	10.277058	11.294009	9.90%	1,614
2012*	10.000000	10.277058	2.77%	0
136

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.472407	12.150634	5.91%	15,807
2019	10.460222	11.472407	9.68%	15,798
2018	11.272503	10.460222	-7.21%	16,176
2017	10.129203	11.272503	11.29%	16,705
2016	9.140040	10.129203	10.82%	15,323
2015	10.254551	9.140040	-10.87%	22,773
2014	10.400537	10.254551	-1.40%	49,785
2013	10.585007	10.400537	-1.74%	50,173
2012*	10.000000	10.585007	5.85%	41,046
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.948919	11.453446	4.61%	1,823
2019	9.729652	10.948919	12.53%	4,748
2018	10.416709	9.729652	-6.60%	4,935
2017	9.667050	10.416709	7.75%	4,423
2016	8.699315	9.667050	11.12%	1,583
2015	9.078001	8.699315	-4.17%	543
2014	9.120998	9.078001	-0.47%	6,579
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.399014	12.381040	8.62%	1,547
2019	10.862455	11.399014	4.94%	5,572
2018	11.538343	10.862455	-5.86%	5,702
2017	10.615663	11.538343	8.69%	11,611
2016	10.510045	10.615663	1.00%	35,054
2015	11.535888	10.510045	-8.89%	8,199
2014	11.718051	11.535888	-1.55%	6,700
2013	12.778050	11.718051	-8.30%	4,493
2012	12.372183	12.778050	3.28%	2,952
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.944996	11.052928	0.99%	645,615
2019	10.730257	10.944996	2.00%	664,285
2018	10.907757	10.730257	-1.63%	692,585
2017	10.975355	10.907757	-0.62%	717,394
2016	11.037614	10.975355	-0.56%	661,984
2015	11.222225	11.037614	-1.65%	663,359
2014	11.348829	11.222225	-1.12%	540,926
2013	11.589647	11.348829	-2.08%	384,765
2012	11.166580	11.589647	3.79%	82,076
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.152853	10.178314	0.25%	110,740
2019	10.072636	10.152853	0.80%	138,387
2018	10.119131	10.072636	-0.46%	106,021
2017	10.077042	10.119131	0.42%	134,905
2016*	10.000000	10.077042	0.77%	193,363
137

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.128104	11.854017	6.52%	596,363
2019	10.474035	11.128104	6.24%	663,690
2018	10.740747	10.474035	-2.48%	806,488
2017	10.439746	10.740747	2.88%	769,397
2016	10.368114	10.439746	0.69%	701,706
2015	10.528196	10.368114	-1.52%	685,389
2014	10.297503	10.528196	2.24%	616,278
2013	10.711515	10.297503	-3.87%	515,545
2012	9.967028	10.711515	7.47%	91,465
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.677309	21.649258	10.02%	5,707
2019	16.018922	19.677309	22.84%	36,696
2018	20.179847	16.018922	-20.62%	5,605
2017	16.241863	20.179847	24.25%	5,443
2016	16.963350	16.241863	-4.25%	1,975
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.453798	34.54%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.900198	13.396191	3.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.065379	53.371694	26.88%	97,757
2019	33.319003	42.065379	26.25%	116,630
2018	33.662119	33.319003	-1.02%	133,307
2017	26.938602	33.662119	24.96%	141,369
2016	30.738929	26.938602	-12.36%	150,662
2015	27.845830	30.738929	10.39%	153,371
2014	21.619829	27.845830	28.80%	104,558
2013	14.634667	21.619829	47.73%	67,928
2012	11.382550	14.634667	28.57%	3,714
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.584762	6.513462	16.63%	40,829
2019	5.101053	5.584762	9.48%	36,880
2018	7.261819	5.101053	-29.76%	40,875
2017	7.547087	7.261819	-3.78%	60,254
2016	5.361384	7.547087	40.77%	53,949
2015	8.230100	5.361384	-34.86%	20,733
2014	10.396890	8.230100	-20.84%	18,745
2013	9.604073	10.396890	8.26%	13,838
2012*	10.000000	9.604073	-3.96%	7,891
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.754260	10.391695	-3.37%	5,452
2019*	10.000000	10.754260	7.54%	8,481
138

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.229089	53.009989	54.87%	31,242
2019	27.937597	34.229089	22.52%	35,529
2018	28.099448	27.937597	-0.58%	41,370
2017	22.745793	28.099448	23.54%	48,697
2016	21.507226	22.745793	5.76%	38,231
2015	22.563055	21.507226	-4.68%	37,940
2014	23.428352	22.563055	-3.69%	36,153
2013	15.888672	23.428352	47.45%	25,743
2012	15.007617	15.888672	5.87%	1,617
139

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.921021	12.144205	1.87%	0
2019	10.647883	11.921021	11.96%	0
2018	11.831401	10.647883	-10.00%	0
2017	10.651755	11.831401	11.07%	0
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.598180	8.537799	-0.70%	0
2019	7.578083	8.598180	13.46%	0
2018*	10.000000	7.578083	-24.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.784425	31.821275	0.12%	368
2019	27.286180	31.784425	16.49%	298
2018	33.164317	27.286180	-17.72%	265
2017	30.247427	33.164317	9.64%	492
2016	24.947107	30.247427	21.25%	402
2015	27.229607	24.947107	-8.38%	234
2014	25.726932	27.229607	5.84%	229
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.157348	11.875095	6.43%	824
2019	10.545808	11.157348	5.80%	811
2018	11.171831	10.545808	-5.60%	846
2017	11.091400	11.171831	0.73%	817
2016	10.936072	11.091400	1.42%	781
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	26.617635	26.145935	-1.77%	2,563
2019	21.240129	26.617635	25.32%	2,159
2018	25.123626	21.240129	-15.46%	2,586
2017	23.198135	25.123626	8.30%	3,484
2016	19.456527	23.198135	19.23%	1,920
2015	20.348797	19.456527	-4.38%	1,083
2014	18.019510	20.348797	12.93%	923
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	25.580060	25.057268	-2.04%	0
140

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	12.916232	13.286249	2.86%	1,154
2019	11.268417	12.916232	14.62%	1,199
2018	12.198055	11.268417	-7.62%	1,242
2017	10.935775	12.198055	11.54%	1,296
2016	10.492435	10.935775	4.23%	1,340
2015	10.917247	10.492435	-3.89%	0
2014	10.919911	10.917247	-0.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.950997	11.384919	3.96%	0
2019	9.813705	10.950997	11.59%	0
2018	10.403710	9.813705	-5.67%	0
2017	10.000207	10.403710	4.03%	0
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.892915	10.432060	5.45%	10,595
2019	9.329726	9.892915	6.04%	10,516
2018	9.674736	9.329726	-3.57%	11,334
2017	9.648414	9.674736	0.27%	10,811
2016	9.692328	9.648414	-0.45%	3,324
2015*	10.000000	9.692328	-3.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.735358	13.820267	0.62%	7,037
2019	11.092182	13.735358	23.83%	6,243
2018	12.334268	11.092182	-10.07%	6,122
2017	10.897864	12.334268	13.18%	6,596
2016	9.664562	10.897864	12.76%	4,907
2015*	10.000000	9.664562	-3.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.431974	18.097051	17.27%	0
2019	13.489505	15.431974	14.40%	573
2018	15.026389	13.489505	-10.23%	2,290
2017	13.601351	15.026389	10.48%	2,290
2016	13.486078	13.601351	0.85%	2,290
2015	14.022151	13.486078	-3.82%	2,290
2014	14.159939	14.022151	-0.97%	1,810
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.173793	12.754706	4.77%	4,299
2019	10.455075	12.173793	16.44%	3,688
2018	12.766176	10.455075	-18.10%	6,739
2017	11.421645	12.766176	11.77%	7,080
2016	10.204450	11.421645	11.93%	5,974
2015	10.774972	10.204450	-5.29%	3,447
2014*	10.000000	10.774972	7.75%	0
141

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.650283	38.318602	7.48%	0
2019	30.026309	35.650283	18.73%	0
2018	33.960723	30.026309	-11.59%	0
2017	31.096970	33.960723	9.21%	0
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	28.512208	32.327765	14.42%	0
2019	22.238723	28.512208	28.21%	0
2018	24.063163	22.238723	-7.58%	0
2017	20.432548	24.063163	17.77%	0
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	25.541826	30.615637	19.86%	0
2019	19.362634	25.541826	31.91%	0
2018	21.458202	19.362634	-9.77%	0
2017	17.388929	21.458202	23.40%	0
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.662529	11.011965	3.28%	0
2019	9.418986	10.662529	13.20%	0
2018	10.100763	9.418986	-6.75%	0
2017*	10.000000	10.100763	1.01%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.625787	14.849931	-4.97%	5,001
2019	12.593285	15.625787	24.08%	3,749
2018	15.610016	12.593285	-19.33%	5,782
2017	14.376208	15.610016	8.58%	6,017
2016	11.287750	14.376208	27.36%	4,432
2015	12.421712	11.287750	-9.13%	2,594
2014	12.105982	12.421712	2.61%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.131367	10.039402	-0.91%	0
2019	9.739154	10.131367	4.03%	0
2018	10.035068	9.739154	-2.95%	0
2017	9.984909	10.035068	0.50%	0
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0
142

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.239380	13.019296	27.15%	0
2019	8.158082	10.239380	25.51%	0
2018*	10.000000	8.158082	-18.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.026633	16.385390	9.04%	18,877
2019	13.362776	15.026633	12.45%	20,337
2018	14.369435	13.362776	-7.01%	21,511
2017	13.111783	14.369435	9.59%	22,511
2016	12.824590	13.111783	2.24%	17,581
2015	13.271241	12.824590	-3.37%	3,183
2014	13.108541	13.271241	1.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.416423	18.296522	11.45%	0
2019	14.095826	16.416423	16.46%	0
2018	15.450866	14.095826	-8.77%	0
2017	13.678504	15.450866	12.96%	0
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.109250	20.521357	13.32%	0
2019	15.018983	18.109250	20.58%	0
2018	16.816731	15.018983	-10.69%	0
2017	14.340762	16.816731	17.27%	0
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.039110	15.470631	18.65%	0
2019	10.813776	13.039110	20.58%	0
2018	11.650246	10.813776	-7.18%	0
2017	10.326658	11.650246	12.82%	0
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	32.789327	41.486419	26.52%	0
2019	25.710199	32.789327	27.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.004049	7.174754	-34.80%	2,481
2019	10.313546	11.004049	6.70%	0
2018	14.113736	10.313546	-26.93%	3,250
2017	14.941271	14.113736	-5.54%	3,424
2016	11.518918	14.941271	29.71%	4,897
2015	14.962068	11.518918	-23.01%	2,614
2014	17.655476	14.962068	-15.26%	0
143

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.040243	23.825160	3.41%	621
2019	18.658289	23.040243	23.49%	572
2018	21.001985	18.658289	-11.16%	576
2017	19.188768	21.001985	9.45%	603
2016	16.778652	19.188768	14.36%	401
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.031828	14.667096	4.53%	0
2019	11.137656	14.031828	25.99%	0
2018	12.627107	11.137656	-11.80%	0
2017	11.144978	12.627107	13.30%	0
2016*	10.000000	11.144978	11.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	31.794426	44.341096	39.46%	3,100
2019	24.427380	31.794426	30.16%	3,873
2018	25.257414	24.427380	-3.29%	6,276
2017	19.282300	25.257414	30.99%	8,073
2016	19.737859	19.282300	-2.31%	6,848
2015	19.004730	19.737859	3.86%	4,207
2014	17.621578	19.004730	7.85%	669
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.884968	12.604353	6.05%	2,631
2019	11.181994	11.884968	6.29%	2,606
2018	11.603209	11.181994	-3.63%	2,800
2017	11.484189	11.603209	1.04%	2,674
2016	11.313537	11.484189	1.51%	1,643
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	36.856805	42.204138	14.51%	136
2019	30.800709	36.856805	19.66%	133
2018	37.206320	30.800709	-17.22%	1,693
2017	31.769728	37.206320	17.11%	2,011
2016	29.215641	31.769728	8.74%	2,205
2015	30.570788	29.215641	-4.43%	1,907
2014	29.677652	30.570788	3.01%	205
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	21.902429	24.540894	12.05%	731
2019	17.682093	21.902429	23.87%	767
2018	21.430980	17.682093	-17.49%	739
2017	16.968921	21.430980	26.30%	1,122
2016	18.436690	16.968921	-7.96%	781
2015	18.372052	18.436690	0.35%	334
144

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.692900	13.779275	8.56%	0
2019	10.900457	12.692900	16.44%	0
2018	12.420589	10.900457	-12.24%	0
2017	11.416322	12.420589	8.80%	0
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.951195	14.625800	-2.18%	899
2019	13.260285	14.951195	12.75%	779
2018	14.265528	13.260285	-7.05%	793
2017	13.387752	14.265528	6.56%	780
2016	12.084632	13.387752	10.78%	786
2015	13.383363	12.084632	-9.70%	1,205
2014	13.168160	13.383363	1.63%	1,167
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	32.197829	32.903241	2.19%	0
2019	26.230922	32.197829	22.75%	0
2018	30.996574	26.230922	-15.37%	0
2017	28.832064	30.996574	7.51%	0
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.937736	8.224382	-7.98%	743
2019	9.018406	8.937736	-0.89%	707
2018	9.107997	9.018406	-0.98%	705
2017	9.197329	9.107997	-0.97%	1,026
2016	9.196152	9.197329	0.01%	1,021
2015	9.891841	9.196152	-7.03%	1,099
2014*	10.000000	9.891841	-1.08%	262
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.608977	11.742062	1.15%	0
2019	10.675250	11.608977	8.75%	0
2018	11.488353	10.675250	-7.08%	0
2017	10.453696	11.488353	9.90%	1,241
2016	10.312188	10.453696	1.37%	1,202
2015	11.270417	10.312188	-8.50%	1,134
2014	11.160699	11.270417	0.98%	1,106
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.839157	10.201050	3.68%	0
2019	9.306730	9.839157	5.72%	0
2018*	10.000000	9.306730	-6.93%	0
145

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.036496	9.427550	4.33%	0
2019	8.857530	9.036496	2.02%	0
2018	9.606329	8.857530	-7.79%	0
2017	9.536887	9.606329	0.73%	0
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	32.991929	40.813937	23.71%	0
2019	25.833790	32.991929	27.71%	0
2018	30.709535	25.833790	-15.88%	0
2017	23.186096	30.709535	32.45%	0
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.875374	28.580145	10.45%	1,993
2019	20.217671	25.875374	27.98%	2,026
2018	22.648271	20.217671	-10.73%	2,006
2017	19.985789	22.648271	13.32%	2,118
2016	18.482182	19.985789	8.14%	1,877
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.785169	15.647816	5.83%	0
2019	12.171454	14.785169	21.47%	0
2018	14.174949	12.171454	-14.13%	0
2017	12.724891	14.174949	11.40%	0
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	33.810979	39.297496	16.23%	400
2019	27.591955	33.810979	22.54%	395
2018	31.752769	27.591955	-13.10%	372
2017	28.690481	31.752769	10.67%	506
2016	25.094807	28.690481	14.33%	422
2015	27.507402	25.094807	-8.77%	298
2014	25.358854	27.507402	8.47%	0
146

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.099192	11.875972	17.59%	1,307
2019	8.124447	10.099192	24.31%	1,456
2018	10.397169	8.124447	-21.86%	1,380
2017	8.463102	10.397169	22.85%	1,306
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.230506	16.849929	10.63%	787
2019	12.873609	15.230506	18.31%	2,984
2018	14.015839	12.873609	-8.15%	3,008
2017	12.196952	14.015839	14.91%	3,542
2016	12.884716	12.196952	-5.34%	3,515
2015	14.470666	12.884716	-10.96%	5,553
2014	15.723221	14.470666	-7.97%	3,215
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.414599	12.787782	3.01%	1,439
2019	11.492412	12.414599	8.02%	1,439
2018	12.087074	11.492412	-4.92%	1,439
2017	11.661776	12.087074	3.65%	2,399
2016	10.330624	11.661776	12.89%	2,399
2015	11.373597	10.330624	-9.17%	2,399
2014	11.488410	11.373597	-1.00%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.948702	28.877582	44.76%	3,047
2019	14.885926	19.948702	34.01%	3,800
2018	15.334137	14.885926	-2.92%	3,548
2017	12.437322	15.334137	23.29%	4,303
2016	12.063433	12.437322	3.10%	1,513
2015	13.179193	12.063433	-8.47%	1,233
2014	12.576162	13.179193	4.80%	1,290
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.830157	10.529074	7.11%	34,163
2019	9.259437	9.830157	6.16%	33,434
2018	9.656818	9.259437	-4.12%	35,366
2017	9.616868	9.656818	0.42%	33,582
2016	9.683067	9.616868	-0.68%	13,085
2015*	10.000000	9.683067	-3.17%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	42.104415	56.872655	35.08%	0
2019	31.668754	42.104415	32.95%	0
2018	32.052339	31.668754	-1.20%	0
2017	25.377233	32.052339	26.30%	0
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
147

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.065451	44.027116	46.44%	3,892
2019	21.369405	30.065451	40.69%	5,190
2018	21.801806	21.369405	-1.98%	7,688
2017	15.484318	21.801806	40.80%	8,690
2016	13.998188	15.484318	10.62%	9,543
2015	13.769177	13.998188	1.66%	3,511
2014	12.961465	13.769177	6.23%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	24.469413	27.580783	12.72%	0
2019	19.878281	24.469413	23.10%	0
2018	24.115398	19.878281	-17.57%	0
2017	18.975150	24.115398	27.09%	0
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.920486	10.378129	4.61%	0
2019*	10.000000	9.920486	-0.80%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.612732	9.219572	-4.09%	0
2019	8.375293	9.612732	14.77%	0
2018	10.587259	8.375293	-20.89%	4,427
2017	8.524629	10.587259	24.20%	5,494
2016	7.264344	8.524629	17.35%	6,146
2015	9.353698	7.264344	-22.34%	53,674
2014*	10.000000	9.353698	-6.46%	48,691
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.085216	10.525494	4.37%	24,999
2019	9.575739	10.085216	5.32%	23,639
2018	9.960481	9.575739	-3.86%	24,733
2017	9.870473	9.960481	0.91%	23,575
2016*	10.000000	9.870473	-1.30%	10,640
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.166656	28.523570	41.44%	0
2019	14.693364	20.166656	37.25%	0
2018	15.391353	14.693364	-4.53%	0
2017	12.539476	15.391353	22.74%	0
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0
148

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.301761	29.383161	0.28%	524
2019	23.289455	29.301761	25.82%	481
2018	26.746993	23.289455	-12.93%	497
2017	23.459287	26.746993	14.01%	511
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.743677	12.055386	12.21%	0
2019*	10.000000	10.743677	7.44%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.143695	22.356213	16.78%	7,460
2019	15.682201	19.143695	22.07%	8,543
2018	17.884213	15.682201	-12.31%	11,097
2017	14.514435	17.884213	23.22%	11,258
2016	14.386342	14.514435	0.89%	10,522
2015	13.928054	14.386342	3.29%	4,620
2014	14.176074	13.928054	-1.75%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.182900	31.83%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.492174	34.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.048952	10.579826	-4.25%	0
2019	8.894399	11.048952	24.22%	3,603
2018	9.941162	8.894399	-10.53%	3,970
2017	9.091448	9.941162	9.35%	4,356
2016	8.139126	9.091448	11.70%	4,139
2015*	10.000000	8.139126	-18.61%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.992444	21.059758	10.88%	0
2019	15.765662	18.992444	20.47%	0
2018	17.486789	15.765662	-9.84%	0
2017	15.315145	17.486789	14.18%	0
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
149

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.366226	16.647340	46.46%	1,453
2019	8.807420	11.366226	29.05%	1,378
2018	10.881335	8.807420	-19.06%	1,017
2017	8.921328	10.881335	21.97%	1,287
2016	9.415062	8.921328	-5.24%	1,336
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.202427	17.629185	8.81%	3,738
2019	13.808003	16.202427	17.34%	14,815
2018	14.960335	13.808003	-7.70%	15,263
2017	13.297705	14.960335	12.50%	18,633
2016	12.556624	13.297705	5.90%	17,930
2015	12.799045	12.556624	-1.89%	14,103
2014	12.548315	12.799045	2.00%	13,360
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.130107	10.747446	6.09%	5,834
2019	9.567760	10.130107	5.88%	19,557
2018	9.956890	9.567760	-3.91%	20,439
2017	9.929263	9.956890	0.28%	23,978
2016	9.955862	9.929263	-0.27%	20,058
2015	10.271667	9.955862	-3.07%	17,482
2014	10.071563	10.271667	1.99%	16,332
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	19.993744	25.237779	26.23%	2,657
2019	15.269539	19.993744	30.94%	3,092
2018	17.355568	15.269539	-12.02%	5,055
2017	13.639271	17.355568	27.25%	6,429
2016	14.012016	13.639271	-2.66%	7,237
2015	13.537350	14.012016	3.51%	4,875
2014	13.683337	13.537350	-1.07%	1,145
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.509042	31.657658	47.18%	2,527
2019	16.993312	21.509042	26.57%	3,415
2018	17.610352	16.993312	-3.50%	3,268
2017	14.182804	17.610352	24.17%	4,774
2016	13.384511	14.182804	5.96%	1,318
2015	12.945167	13.384511	3.39%	964
2014	12.330279	12.945167	4.99%	980
150

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.391716	19.105736	9.86%	4,184
2019	14.245461	17.391716	22.09%	13,316
2018	14.993434	14.245461	-4.99%	15,626
2017	12.656625	14.993434	18.46%	20,304
2016	11.726651	12.656625	7.93%	22,207
2015	11.940937	11.726651	-1.79%	20,687
2014	11.150775	11.940937	7.09%	15,573
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.981942	13.123989	1.09%	1,327
2019	12.240435	12.981942	6.06%	1,327
2018	12.904167	12.240435	-5.14%	1,327
2017	12.490784	12.904167	3.31%	2,213
2016	11.832977	12.490784	5.56%	2,213
2015	12.542678	11.832977	-5.66%	2,213
2014	12.427970	12.542678	0.92%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	25.869326	27.658510	6.92%	0
2019	20.638388	25.869326	25.35%	0
2018	21.306503	20.638388	-3.14%	0
2017	18.237343	21.306503	16.83%	0
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	25.686020	25.789208	0.40%	1,919
2019	20.817443	25.686020	23.39%	1,697
2018	23.159490	20.817443	-10.11%	1,678
2017	20.254130	23.159490	14.34%	1,792
2016	17.730689	20.254130	14.23%	231
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.526901	11.714670	11.28%	1,365
2019	9.426827	10.526901	11.67%	1,467
2018	10.603217	9.426827	-11.09%	1,448
2017	9.214677	10.603217	15.07%	1,418
2016	9.210260	9.214677	0.05%	1,493
2015*	10.000000	9.210260	-7.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.111882	15.431591	9.35%	0
2019	11.718104	14.111882	20.43%	0
2018	13.516377	11.718104	-13.30%	0
2017	11.612493	13.516377	16.40%	0
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
151

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.664444	13.494543	6.55%	7,818
2019	11.220521	12.664444	12.87%	8,440
2018	12.319576	11.220521	-8.92%	9,041
2017	11.316129	12.319576	8.87%	9,510
2016	10.976680	11.316129	3.09%	7,544
2015	11.419706	10.976680	-3.88%	3,723
2014	11.270381	11.419706	1.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.638712	14.769422	8.29%	0
2019	11.675571	13.638712	16.81%	0
2018	13.088106	11.675571	-10.79%	0
2017	11.632303	13.088106	12.52%	0
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.091748	11.593865	4.53%	0
2019	10.316289	11.091748	7.52%	0
2018	10.904739	10.316289	-5.40%	0
2017	10.552724	10.904739	3.34%	0
2016	10.382498	10.552724	1.64%	0
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.304139	11.535669	2.05%	57,331
2019	10.219976	11.304139	10.61%	59,090
2018	11.315013	10.219976	-9.68%	61,560
2017	10.147543	11.315013	11.50%	63,441
2016	9.894577	10.147543	2.56%	58,582
2015	10.641867	9.894577	-7.02%	8,505
2014	10.711962	10.641867	-0.65%	2,347
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.759909	12.265593	4.30%	51,890
2019	10.488103	11.759909	12.13%	54,030
2018	11.619469	10.488103	-9.74%	56,834
2017	10.152949	11.619469	14.44%	58,532
2016	9.838725	10.152949	3.19%	54,624
2015	10.646625	9.838725	-7.59%	6,226
2014	10.849038	10.646625	-1.87%	0
152

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.194517	14.188765	7.54%	0
2019	11.495698	13.194517	14.78%	19,809
2018	12.737594	11.495698	-9.75%	19,809
2017	11.503205	12.737594	10.73%	19,809
2016	11.092181	11.503205	3.71%	21,740
2015	11.540629	11.092181	-3.89%	39,897
2014	11.360036	11.540629	1.59%	26,958
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.862909	15.119042	9.06%	0
2019	11.674229	13.862909	18.75%	0
2018	13.280910	11.674229	-12.10%	0
2017	11.577342	13.280910	14.71%	0
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.219994	12.946776	5.95%	5,071
2019	11.004594	12.219994	11.04%	4,994
2018	11.895934	11.004594	-7.49%	4,967
2017	11.142382	11.895934	6.76%	5,983
2016	10.819399	11.142382	2.99%	5,925
2015	11.256742	10.819399	-3.89%	5,974
2014	11.132523	11.256742	1.12%	4,290
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.300221	13.590474	2.18%	8,685
2019	12.170692	13.300221	9.28%	7,527
2018	14.861664	12.170692	-18.11%	6,532
2017	12.464500	14.861664	19.23%	7,374
2016	12.687711	12.464500	-1.76%	3,614
2015	13.590517	12.687711	-6.64%	1,274
2014	15.230165	13.590517	-10.77%	1,152
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.712014	17.12%	5,272
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.244710	11.664097	3.73%	906
2019	10.648406	11.244710	5.60%	562
2018	11.038474	10.648406	-3.53%	0
2017	10.905574	11.038474	1.22%	0
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
153

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.993579	12.705147	5.93%	986
2019	11.264685	11.993579	6.47%	618
2018	11.768052	11.264685	-4.28%	0
2017	11.672606	11.768052	0.82%	0
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.342892	10.424151	0.79%	0
2019	9.988459	10.342892	3.55%	0
2018*	10.000000	9.988459	-0.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.395609	30.073901	9.78%	0
2019	22.988787	27.395609	19.17%	0
2018	28.742016	22.988787	-20.02%	0
2017	20.947168	28.742016	37.21%	0
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	18.121101	18.663601	2.99%	0
2019	16.256305	18.121101	11.47%	0
2018	17.253335	16.256305	-5.78%	0
2017	16.634052	17.253335	3.72%	0
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.285972	10.600706	3.06%	0
2019	9.962979	10.285972	3.24%	0
2018	10.261812	9.962979	-2.91%	0
2017	10.346349	10.261812	-0.82%	0
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.396653	7.203347	-2.61%	0
2019	7.480381	7.396653	-1.12%	0
2018	7.595420	7.480381	-1.51%	0
2017	7.784809	7.595420	-2.43%	0
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	374
2014	8.488909	8.246977	-2.85%	377
154

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.726227	9.129012	4.62%	0
2019	7.553564	8.726227	15.52%	0
2018	9.127644	7.553564	-17.25%	0
2017	7.392898	9.127644	23.47%	0
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.533968	9.922386	4.07%	0
2019	8.096904	9.533968	17.75%	0
2018	9.707206	8.096904	-16.59%	0
2017	8.027742	9.707206	20.92%	0
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.906482	26.201859	9.60%	0
2019	19.887884	23.906482	20.21%	0
2018	22.463984	19.887884	-11.47%	0
2017	19.522912	22.463984	15.06%	0
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.909637	16.910128	6.29%	6,492
2019	14.198136	15.909637	12.05%	7,012
2018	15.362038	14.198136	-7.58%	7,437
2017	14.227694	15.362038	7.97%	7,916
2016	13.775656	14.227694	3.28%	6,010
2015	14.204463	13.775656	-3.02%	2,964
2014	13.980133	14.204463	1.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.381137	21.016576	8.44%	0
2019	16.632941	19.381137	16.52%	0
2018	18.308447	16.632941	-9.15%	0
2017	16.413305	18.308447	11.55%	0
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
155

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.056452	12.499422	3.67%	4,710
2019	11.330032	12.056452	6.41%	0
2018	11.878491	11.330032	-4.62%	0
2017	11.568553	11.878491	2.68%	0
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.301259	11.479868	1.58%	55,899
2019	10.294635	11.301259	9.78%	57,130
2018	11.230173	10.294635	-8.33%	58,953
2017	10.136389	11.230173	10.79%	61,161
2016	9.869558	10.136389	2.70%	56,452
2015	10.499449	9.869558	-6.00%	8,546
2014	10.548432	10.499449	-0.46%	2,374
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.833628	12.223885	3.30%	51,759
2019	10.569128	11.833628	11.96%	53,321
2018	11.582229	10.569128	-8.75%	55,774
2017	10.192058	11.582229	13.64%	57,815
2016	9.808420	10.192058	3.91%	54,516
2015	10.511971	9.808420	-6.69%	6,239
2014	10.635981	10.511971	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.119135	19.423752	7.20%	4,959
2019	15.839815	18.119135	14.39%	0
2018	17.289240	15.839815	-8.38%	0
2017	15.757884	17.289240	9.72%	0
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.628138	23.602291	9.13%	0
2019	18.273704	21.628138	18.36%	0
2018	20.388315	18.273704	-10.37%	0
2017	17.984906	20.388315	13.36%	0
2016	17.063713	17.984906	5.40%	0
2015	17.693477	17.063713	-3.56%	0
2014	17.352389	17.693477	1.97%	0
156

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.013953	15.833595	5.46%	4,171
2019	13.618192	15.013953	10.25%	3,280
2018	14.563485	13.618192	-6.49%	3,280
2017	13.725186	14.563485	6.11%	3,280
2016	13.364504	13.725186	2.70%	3,280
2015	13.760797	13.364504	-2.88%	3,280
2014	13.523549	13.760797	1.75%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.363366	10.785379	4.07%	0
2019*	10.000000	10.363366	3.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.661010	11.989564	12.46%	0
2019*	10.000000	10.661010	6.61%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.055245	9.916160	-1.38%	0
2019*	10.000000	10.055245	0.55%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.927913	13.376352	22.41%	0
2019*	10.000000	10.927913	9.28%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.377626	24.457520	26.22%	1,298
2019	15.317306	19.377626	26.51%	1,214
2018	16.316006	15.317306	-6.12%	937
2017	12.929727	16.316006	26.19%	1,186
2016	13.048294	12.929727	-0.91%	1,377
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.066295	12.553751	4.04%	44,080
2019	10.439793	12.066295	15.58%	46,102
2018	11.292169	10.439793	-7.55%	48,741
2017	9.886937	11.292169	14.21%	51,538
2016	9.374829	9.886937	5.46%	48,487
2015	9.871717	9.374829	-5.03%	6,936
2014*	10.000000	9.871717	-1.28%	2,610
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.884497	14.430494	3.93%	0
2019	11.716209	13.884497	18.51%	0
2018	12.380711	11.716209	-5.37%	0
2017	10.470894	12.380711	18.24%	0
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0
157

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.044260	38.050751	15.15%	2,098
2019	24.767113	33.044260	33.42%	2,098
2018	25.896946	24.767113	-4.36%	2,098
2017	20.976150	25.896946	23.46%	2,098
2016	20.895124	20.976150	0.39%	2,098
2015	20.518585	20.895124	1.84%	2,098
2014	19.454741	20.518585	5.47%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.492275	25.110639	-1.50%	475
2019	20.713122	25.492275	23.07%	3,218
2018	23.555184	20.713122	-12.07%	3,038
2017	22.357603	23.555184	5.36%	3,787
2016	19.142396	22.357603	16.80%	2,360
2015	20.619984	19.142396	-7.17%	1,104
2014	18.791711	20.619984	9.73%	311
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.747363	17.47%	9,307
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.525794	37.940862	9.89%	0
2019	28.283440	34.525794	22.07%	0
2018	32.859004	28.283440	-13.92%	0
2017	29.210711	32.859004	12.49%	0
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	18.991334	18.238757	-3.96%	953
2019	15.784419	18.991334	20.32%	880
2018	18.711970	15.784419	-15.65%	758
2017	16.917932	18.711970	10.60%	1,108
2016	14.807531	16.917932	14.25%	1,123
2015	15.694895	14.807531	-5.65%	620
2014	13.805540	15.694895	13.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.356368	34.614671	36.51%	260
2019	19.279544	25.356368	31.52%	270
2018	21.625494	19.279544	-10.85%	260
2017	17.856765	21.625494	21.11%	329
2016	17.008560	17.856765	4.99%	160
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
158

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.804441	28.349482	1.96%	204
2019	24.113074	27.804441	15.31%	200
2018	29.954070	24.113074	-19.50%	184
2017	28.348782	29.954070	5.66%	233
2016	23.228181	28.348782	22.04%	111
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.915257	35.560207	18.87%	201
2019	24.564693	29.915257	21.78%	203
2018	29.013357	24.564693	-15.33%	192
2017	26.379979	29.013357	9.98%	243
2016	22.156593	26.379979	19.06%	119
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.453940	19.228824	10.17%	2,019
2019	14.026378	17.453940	24.44%	1,965
2018	15.201549	14.026378	-7.73%	1,979
2017	12.540897	15.201549	21.22%	2,218
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.161134	19.996759	10.11%	0
2019	14.830897	18.161134	22.45%	0
2018	16.221591	14.830897	-8.57%	0
2017	14.105661	16.221591	15.00%	0
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.823792	13.580533	-8.39%	3,050
2019	11.697293	14.823792	26.73%	2,173
2018	12.551737	11.697293	-6.81%	1,974
2017	12.171111	12.551737	3.13%	3,064
2016	11.688118	12.171111	4.13%	3,075
2015	12.752922	11.688118	-8.35%	1,159
2014	10.206939	12.752922	24.94%	523
159

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.671059	21.377045	14.49%	2,023
2019	14.688718	18.671059	27.11%	2,078
2018	15.896899	14.688718	-7.60%	1,996
2017	13.497055	15.896899	17.78%	2,272
2016	12.470660	13.497055	8.23%	2,263
2015	12.716613	12.470660	-1.93%	897
2014	11.575821	12.716613	9.85%	909
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.942087	8.933256	-0.10%	18,733
2019	8.842972	8.942087	1.12%	16,859
2018	9.029762	8.842972	-2.07%	16,116
2017	9.149437	9.029762	-1.31%	15,698
2016	9.188161	9.149437	-0.42%	12,244
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.899324	18.430310	15.92%	0
2019	13.096730	15.899324	21.40%	0
2018	15.208508	13.096730	-13.89%	0
2017	13.709203	15.208508	10.94%	0
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.357385	30.183551	55.93%	252
2019	14.561145	19.357385	32.94%	257
2018	16.127641	14.561145	-9.71%	233
2017	13.016681	16.127641	23.90%	295
2016	12.632486	13.016681	3.04%	214
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.375805	10.630693	2.46%	0
2019	9.354234	10.375805	10.92%	0
2018	10.289578	9.354234	-9.09%	0
2017	9.606725	10.289578	7.11%	0
2016	9.344333	9.606725	2.81%	0
2015	10.100251	9.344333	-7.48%	0
2014	10.124210	10.100251	-0.24%	0
160

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.747415	10.947538	1.86%	0
2019	9.484408	10.747415	13.32%	0
2018	10.740285	9.484408	-11.69%	0
2017	9.421185	10.740285	14.00%	0
2016	9.221708	9.421185	2.16%	0
2015	10.474732	9.221708	-11.96%	0
2014	10.687589	10.474732	-1.99%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.806194	11.078818	2.52%	29,590
2019	9.598656	10.806194	12.58%	29,590
2018	10.696447	9.598656	-10.26%	29,590
2017	9.689880	10.696447	10.39%	29,590
2016	9.422588	9.689880	2.84%	29,590
2015	10.392506	9.422588	-9.33%	29,590
2014	10.436649	10.392506	-0.42%	29,590
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.606125	11.118704	4.83%	0
2019	9.769903	10.606125	8.56%	0
2018	10.637590	9.769903	-8.16%	0
2017	9.656765	10.637590	10.16%	0
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.998742	11.388341	3.54%	0
2019	9.874536	10.998742	11.38%	0
2018	10.681237	9.874536	-7.55%	0
2017	10.014292	10.681237	6.66%	0
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.219244	10.986545	7.51%	0
2019	9.838455	10.219244	3.87%	0
2018	10.558790	9.838455	-6.82%	0
2017	9.814159	10.558790	7.59%	0
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
161

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.812209	9.808011	-0.04%	0
2019	9.718715	9.812209	0.96%	0
2018	9.981743	9.718715	-2.64%	0
2017	10.146695	9.981743	-1.63%	0
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	5,525
2014	10.818999	10.589308	-2.12%	5,568
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.778145	9.702796	-0.77%	14,497
2019	9.800739	9.778145	-0.23%	13,580
2018	9.947883	9.800739	-1.48%	25,327
2017	10.008195	9.947883	-0.60%	25,097
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.183138	10.736893	5.44%	1,734
2019	9.683262	10.183138	5.16%	1,710
2018	10.032609	9.683262	-3.48%	1,835
2017	9.851549	10.032609	1.84%	1,750
2016	9.884384	9.851549	-0.33%	832
2015	10.140324	9.884384	-2.52%	6,057
2014	10.020203	10.140324	1.20%	6,190
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.589057	18.065552	8.90%	3,785
2019	13.643813	16.589057	21.59%	3,684
2018	17.365952	13.643813	-21.43%	3,433
2017	14.120435	17.365952	22.98%	3,271
2016	14.899111	14.120435	-5.23%	1,260
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.362521	33.63%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.552466	12.902236	2.79%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.103034	47.852091	25.59%	3,339
2019	30.491163	38.103034	24.96%	4,961
2018	31.124255	30.491163	-2.03%	3,948
2017	25.163170	31.124255	23.69%	5,067
2016	29.007904	25.163170	-13.25%	5,680
2015	26.548200	29.007904	9.27%	4,123
2014	20.824299	26.548200	27.49%	2,152
162

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.162710	5.959878	15.44%	5,503
2019	4.764078	5.162710	8.37%	1,018
2018	6.852423	4.764078	-30.48%	0
2017	7.194689	6.852423	-4.76%	2,093
2016	5.163492	7.194689	39.34%	2,391
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.680893	10.215552	-4.36%	0
2019*	10.000000	10.680893	6.81%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	29.316487	44.940009	53.29%	0
2019	24.174295	29.316487	21.27%	0
2018	24.566197	24.174295	-1.60%	1,353
2017	20.089717	24.566197	22.28%	1,451
2016	19.190756	20.089717	4.68%	1,617
2015	20.340202	19.190756	-5.65%	1,462
2014	21.337778	20.340202	-4.68%	0
163

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
165

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
166

•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
167

•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
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•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
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Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
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Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
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If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners, distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
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(b)	if there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner's death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In additional, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
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•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500
177

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255
178

	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
179

Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:
180

3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100
181

Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
182

Appendix F: Historical Rates, Periods, and Percentages
This Appendix provides historical information related to the:
•	Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option;
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option and the Joint Option for the Nationwide Lifetime Income Capture option.
Interest Anniversary Rate for the Combination Enhanced Death Benefit III Rider
For contracts with applications signed before May 1, 2018:
Interest Anniversary Rate
5%
7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after February 1, 2016 and before May 1, 2018		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later) and for contracts with applications signed before August 1, 2015		For contracts issued before January 14, 2013,or the date of state approval (whichever is later)
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.25%	3.00%	3.15%	3.00%	3.00%	3.00%	3.00%	3.00%
59½ through 64	4.25%	4.00%	4.15%	3.90%	4.00%	3.75%	4.00%	3.50%
65 through 74	5.25%	5.00%	5.15%	4.90%	5.00%	4.75%	5.00%	4.50%
75 through 80	5.75%	5.50%	5.65%	5.40%
81 and older	6.25%	6.00%	6.15%	5.90%	6.00%	5.75%	6.00%	5.50%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
183

Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option
Lifetime Withdrawal Percentages
	For contracts with applications signed on or after February 1, 2016 and before May 1, 2018		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.25%	3.00%	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.25%	4.00%	4.15%	3.90%	4.00%	3.75%
65 through 74	5.25%	5.00%	5.15%	4.90%	5.00%	4.75%
75 through 80	5.75%	5.50%	5.65%	5.40%	5.50%	5.25%
81 and older	6.25%	6.00%	6.15%	5.90%	6.00%	5.75%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Attained Age Lifetime Withdrawal Percentages
	For contracts with applications signed on or after February 1, 2016 and before May 1, 2018		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.25%	3.00%	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.25%	4.00%	4.15%	3.90%	4.00%	3.75%
65 through 74	5.25%	5.00%	5.15%	4.90%	5.00%	4.75%
75 through 80	5.75%	5.50%	5.65%	5.40%	5.50%	5.25%
81 and older	6.25%	6.00%	6.15%	5.90%	6.00%	5.75%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.
184

Nationwide DestinationSM [EV] 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.894632	13.271261	2.92%	11,274
2019	11.400187	12.894632	13.11%	11,268
2018	12.537474	11.400187	-9.07%	11,919
2017	11.172804	12.537474	12.21%	15,125
2016	11.012140	11.172804	1.46%	16,461
2015	11.367500	11.012140	-3.13%	44,992
2014	11.114209	11.367500	2.28%	8,485
2013	10.116462	11.114209	9.86%	1,567
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.746479	8.774459	0.32%	2,267
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.874802	41.343505	1.15%	52,216
2019	34.732603	40.874802	17.68%	51,084
2018	41.781949	34.732603	-16.87%	50,046
2017	37.720118	41.781949	10.77%	53,325
2016	30.794342	37.720118	22.49%	64,241
2015	33.269220	30.794342	-7.44%	50,592
2014	31.112937	33.269220	6.93%	40,198
2013	23.031215	31.112937	35.09%	26,957
2012	19.807956	23.031215	16.27%	4,003
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.279058	14.278716	7.53%	259,105
2019	12.423356	13.279058	6.89%	276,518
2018	13.025991	12.423356	-4.63%	298,561
2017	12.800830	13.025991	1.76%	307,870
2016	12.493311	12.800830	2.46%	267,573
2015	13.050939	12.493311	-4.27%	181,245
2014	12.872186	13.050939	1.39%	168,527
2013	14.329952	12.872186	-10.17%	120,744
2012	13.596485	14.329952	5.39%	29,604

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.930890	30.695622	-0.76%	63,332
2019	24.430609	30.930890	26.61%	64,942
2018	28.601171	24.430609	-14.58%	75,695
2017	26.140946	28.601171	9.41%	81,087
2016	21.702037	26.140946	20.45%	112,074
2015	22.465985	21.702037	-3.40%	64,229
2014	19.691725	22.465985	14.09%	57,375
2013	15.444726	19.691725	27.50%	35,818
2012	13.539412	15.444726	14.07%	8,931
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.134090	32.791151	-1.04%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.050153	15.640653	3.92%	1,829,274
2019	12.996344	15.050153	15.80%	2,266,893
2018	13.924374	12.996344	-6.66%	2,414,906
2017	12.356692	13.924374	12.69%	2,668,880
2016	11.735307	12.356692	5.30%	2,798,535
2015	12.086018	11.735307	-2.90%	2,946,708
2014	11.965780	12.086018	1.00%	3,072,370
2013	10.110570	11.965780	18.35%	1,878,334
2012*	10.000000	10.110570	1.11%	78,345
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.487279	12.065381	5.03%	42,660
2019	10.189411	11.487279	12.74%	89,382
2018	10.691353	10.189411	-4.69%	60,522
2017	10.172267	10.691353	5.10%	88,803
2016	9.185936	10.172267	10.74%	64,945
2015*	10.000000	9.185936	-8.14%	70,721
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.377379	11.055553	6.54%	454,604
2019	9.686901	10.377379	7.13%	551,781
2018	9.942216	9.686901	-2.57%	612,421
2017	9.814423	9.942216	1.30%	627,275
2016	9.758916	9.814423	0.57%	515,493
2015*	10.000000	9.758916	-2.41%	150,449
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.407902	14.646232	1.65%	333,499
2019	11.516814	14.407902	25.10%	377,171
2018	12.675176	11.516814	-9.14%	422,072
2017	11.085342	12.675176	14.34%	529,589
2016	9.730969	11.085342	13.92%	488,639
2015*	10.000000	9.730969	-2.69%	130,398

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.213255	20.393618	18.48%	129,579
2019	14.893306	17.213255	15.58%	144,061
2018	16.420092	14.893306	-9.30%	184,423
2017	14.711924	16.420092	11.61%	204,513
2016	14.439042	14.711924	1.89%	223,767
2015	14.859989	14.439042	-2.83%	221,030
2014	14.853093	14.859989	0.05%	168,388
2013	13.226327	14.853093	12.30%	97,715
2012	12.254789	13.226327	7.93%	18,314
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.901420	13.656210	5.85%	21,197
2019	10.967071	12.901420	17.64%	20,439
2018	13.254024	10.967071	-17.25%	21,950
2017	11.737699	13.254024	12.92%	27,805
2016	10.380307	11.737699	13.08%	23,294
2015	10.848962	10.380307	-4.32%	15,105
2014*	10.000000	10.848962	8.49%	8,176
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	45.934517	49.880630	8.59%	2,444
2019	38.294076	45.934517	19.95%	3,746
2018	42.867748	38.294076	-10.67%	3,663
2017	38.854190	42.867748	10.33%	3,095
2016	31.484344	38.854190	23.41%	5,039
2015	32.842926	31.484344	-4.14%	4,328
2014	31.831718	32.842926	3.18%	5,220
2013	23.047568	31.831718	38.11%	8,602
2012	20.289105	23.047568	13.60%	1,444
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.083723	42.478343	15.59%	11,583
2019	28.629213	37.083723	29.53%	24,579
2018	30.660387	28.629213	-6.62%	38,952
2017	25.770073	30.660387	18.98%	42,404
2016	23.559022	25.770073	9.39%	46,419
2015	23.796436	23.559022	-1.00%	30,099
2014	21.435938	23.796436	11.01%	45,878
2013	16.582303	21.435938	29.27%	54,330
2012	14.631439	16.582303	13.33%	25,554
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.819843	39.744228	21.10%	16,694
2019	24.626540	32.819843	33.27%	21,898
2018	27.012031	24.626540	-8.83%	22,945
2017	21.667347	27.012031	24.67%	28,653
2016	20.508999	21.667347	5.65%	29,690
2015	21.478467	20.508999	-4.51%	30,561
2014	20.294866	21.478467	5.83%	44,918
2013	17.113277	20.294866	18.59%	31,451
2012	15.831612	17.113277	8.10%	10,141

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.957873	11.433464	4.34%	8,457
2019	9.581305	10.957873	14.37%	54,284
2018	10.169566	9.581305	-5.78%	1,401
2017*	10.000000	10.169566	1.70%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.730056	16.063083	-3.99%	50,848
2019	13.345931	16.730056	25.36%	46,021
2018	16.373310	13.345931	-18.49%	53,990
2017	14.926019	16.373310	9.70%	78,149
2016	11.600441	14.926019	28.67%	110,669
2015	12.635690	11.600441	-8.19%	41,890
2014	12.189031	12.635690	3.66%	40,815
2013*	10.000000	12.189031	21.89%	11,136
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.769960	10.782046	0.11%	135,263
2019	10.247554	10.769960	5.10%	199,594
2018	10.450759	10.247554	-1.94%	191,625
2017	10.292872	10.450759	1.53%	199,666
2016	9.625280	10.292872	6.94%	49,015
2015	9.904984	9.625280	-2.82%	27,527
2014	10.034262	9.904984	-1.29%	10,152
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.415966	13.380083	28.46%	58,751
2019	8.214245	10.415966	26.80%	13,467
2018*	10.000000	8.214245	-17.86%	630
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.461650	19.236507	10.16%	397,659
2019	15.369991	17.461650	13.61%	469,135
2018	16.358477	15.369991	-6.04%	495,557
2017	14.775147	16.358477	10.72%	547,729
2016	14.304701	14.775147	3.29%	551,662
2015	14.652051	14.304701	-2.37%	461,780
2014	14.324972	14.652051	2.28%	394,345
2013	12.893469	14.324972	11.10%	252,371
2012	11.773339	12.893469	9.51%	33,402
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.076708	21.480240	12.60%	7,220
2019	16.213216	19.076708	17.66%	16,745
2018	17.589656	16.213216	-7.83%	22,462
2017	15.413830	17.589656	14.12%	26,974
2016	14.842293	15.413830	3.85%	27,949
2015	15.191805	14.842293	-2.30%	36,110
2014	14.798126	15.191805	2.66%	45,309
2013	13.038437	14.798126	13.50%	27,486
2012	11.749070	13.038437	10.97%	9,121

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.043978	24.092366	14.49%	39,837
2019	17.275149	21.043978	21.82%	42,467
2018	19.144671	17.275149	-9.77%	48,852
2017	16.160196	19.144671	18.47%	52,297
2016	15.477431	16.160196	4.41%	60,667
2015	15.853146	15.477431	-2.37%	81,058
2014	15.420521	15.853146	2.81%	24,751
2013	12.940657	15.420521	19.16%	10,404
2012	11.447241	12.940657	13.05%	4,282
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.537549	16.227240	19.87%	632,230
2019	11.112802	13.537549	21.82%	743,036
2018	11.849713	11.112802	-6.22%	780,569
2017	10.396806	11.849713	13.97%	811,352
2016*	10.000000	10.396806	3.97%	376,279
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	41.921906	53.586992	27.83%	1,799
2019	32.536258	41.921906	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.788366	8.424251	-34.13%	81,466
2019	11.863848	12.788366	7.79%	75,511
2018	16.068729	11.863848	-26.17%	91,291
2017	16.838069	16.068729	-4.57%	96,175
2016	12.849277	16.838069	31.04%	174,682
2015	16.519684	12.849277	-22.22%	82,029
2014	19.294532	16.519684	-14.38%	48,910
2013	15.834717	19.294532	21.85%	29,583
2012	15.404595	15.834717	2.79%	11,373
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.758983	31.089609	4.47%	116,114
2019	23.853768	29.758983	24.76%	118,763
2018	26.574823	23.853768	-10.24%	128,304
2017	24.033906	26.574823	10.57%	145,185
2016	20.801784	24.033906	15.54%	183,733
2015	22.131963	20.801784	-6.01%	141,866
2014	20.786507	22.131963	6.47%	139,742
2013	16.567748	20.786507	25.46%	95,092
2012	14.421183	16.567748	14.88%	15,307
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.568212	15.384539	5.60%	536,625
2019	11.445644	14.568212	27.28%	639,160
2018	12.843258	11.445644	-10.88%	575,838
2017	11.220658	12.843258	14.46%	639,020
2016*	10.000000	11.220658	12.21%	327,680

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.924548	59.069975	40.90%	145,763
2019	31.882183	41.924548	31.50%	161,790
2018	32.627632	31.882183	-2.28%	196,549
2017	24.656166	32.627632	32.33%	250,626
2016	24.982242	24.656166	-1.31%	206,195
2015	23.809250	24.982242	4.93%	209,454
2014	21.851505	23.809250	8.96%	111,864
2013	16.369918	21.851505	33.49%	74,429
2012	14.579335	16.369918	12.28%	26,640
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.368136	15.394615	7.14%	753,637
2019	13.380594	14.368136	7.38%	883,054
2018	13.742374	13.380594	-2.63%	879,665
2017	13.463234	13.742374	2.07%	861,117
2016	13.128412	13.463234	2.55%	455,091
2015	13.490516	13.128412	-2.68%	188,950
2014	13.013706	13.490516	3.66%	203,300
2013	13.538964	13.013706	-3.88%	144,208
2012	13.062768	13.538964	3.65%	44,175
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.971957	52.026695	15.69%	65,318
2019	37.199566	44.971957	20.89%	73,108
2018	44.475111	37.199566	-16.36%	76,803
2017	37.590820	44.475111	18.31%	87,422
2016	34.217541	37.590820	9.86%	82,796
2015	35.439781	34.217541	-3.45%	84,033
2014	34.053791	35.439781	4.07%	50,214
2013	25.535746	34.053791	33.36%	24,821
2012	22.710878	25.535746	12.44%	3,363
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.504231	30.002741	13.20%	47,509
2019	21.179267	26.504231	25.14%	55,780
2018	25.406355	21.179267	-16.64%	78,850
2017	19.912388	25.406355	27.59%	84,451
2016	21.414890	19.912388	-7.02%	48,103
2015	21.122287	21.414890	1.39%	43,120
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.431859	12.288016	-8.52%	243
2019	11.130620	13.431859	20.67%	1,781
2018	12.124280	11.130620	-8.20%	1,809
2017	11.903219	12.124280	1.86%	1,514

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.303784	15.687842	9.68%	34,956
2019	12.158733	14.303784	17.64%	37,470
2018	13.712315	12.158733	-11.33%	45,026
2017	12.475601	13.712315	9.91%	65,070
2016	11.229923	12.475601	11.09%	68,483
2015	12.199628	11.229923	-7.95%	108,163
2014	12.085384	12.199628	0.95%	91,751
2013	9.948307	12.085384	21.48%	62,725
2012	8.788696	9.948307	13.19%	6,257
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.197363	16.996287	-1.17%	73,378
2019	15.097069	17.197363	13.91%	96,761
2018	16.075119	15.097069	-6.08%	123,677
2017	14.932768	16.075119	7.65%	155,310
2016	13.342350	14.932768	11.92%	152,841
2015	14.625625	13.342350	-8.77%	185,869
2014	14.243831	14.625625	2.68%	196,469
2013	12.736606	14.243831	11.83%	95,632
2012	11.519704	12.736606	10.56%	22,039
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.628804	42.978754	3.24%	1,859
2019	33.568690	41.628804	24.01%	3,090
2018	39.260695	33.568690	-14.50%	3,148
2017	36.148135	39.260695	8.61%	3,468
2016	28.287927	36.148135	27.79%	2,469
2015	31.120067	28.287927	-9.10%	3,135
2014	31.526727	31.120067	-1.29%	4,310
2013	23.576811	31.526727	33.72%	9,367
2012	20.291086	23.576811	16.19%	1,996
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.236796	8.587088	-7.03%	79,917
2019	9.225201	9.236796	0.13%	76,941
2018	9.221366	9.225201	0.04%	90,545
2017	9.217198	9.221366	0.05%	102,993
2016	9.122386	9.217198	1.04%	101,902
2015	9.712457	9.122386	-6.08%	191,031
2014	9.717412	9.712457	-0.05%	139,742
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.557069	12.831742	2.19%	21,286
2019	11.429456	12.557069	9.87%	21,542
2018	12.173964	11.429456	-6.12%	64,463
2017	10.965055	12.173964	11.03%	24,196
2016	10.706747	10.965055	2.41%	24,120
2015	11.582354	10.706747	-7.56%	13,417
2014	11.352746	11.582354	2.02%	6,677
2013	10.184936	11.352746	11.47%	10,563
2012*	10.000000	10.184936	1.85%	264

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.008739	10.483667	4.75%	0
2019	9.370703	10.008739	6.81%	121
2018*	10.000000	9.370703	-6.29%	121
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.675156	10.197752	5.40%	14,911
2019	9.386933	9.675156	3.07%	15,244
2018	10.076177	9.386933	-6.84%	15,704
2017	9.901715	10.076177	1.76%	15,485
2016	10.136856	9.901715	-2.32%	15,832
2015	10.140438	10.136856	-0.04%	18,761
2014	9.871599	10.140438	2.72%	17,671
2013*	10.000000	9.871599	-1.28%	1,751
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.876703	52.338283	24.98%	21,254
2019	32.456880	41.876703	29.02%	21,069
2018	38.186898	32.456880	-15.01%	21,834
2017	28.538983	38.186898	33.81%	26,227
2016	29.121185	28.538983	-2.00%	18,212
2015	28.619119	29.121185	1.75%	20,449
2014	28.571159	28.619119	0.17%	15,888
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.265147	37.120649	11.59%	71,749
2019	25.726942	33.265147	29.30%	96,784
2018	28.524427	25.726942	-9.81%	94,938
2017	24.915556	28.524427	14.48%	114,516
2016	22.807016	24.915556	9.25%	84,053
2015	22.536709	22.807016	1.20%	77,923
2014	20.798334	22.536709	8.36%	53,510
2013	16.121711	20.798334	29.01%	33,469
2012	14.086578	16.121711	14.45%	14,152
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.992767	17.100179	6.92%	10,021
2019	13.031468	15.992767	22.72%	11,649
2018	15.020917	13.031468	-13.24%	12,200
2017	13.347388	15.020917	12.54%	14,534
2016	12.016567	13.347388	11.07%	14,846
2015	12.790618	12.016567	-6.05%	17,556
2014	12.510093	12.790618	2.24%	33,033
2013	9.921681	12.510093	26.09%	16,696
2012*	10.000000	9.921681	-0.78%	64

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.194599	51.894603	17.42%	22,307
2019	35.698314	44.194599	23.80%	24,957
2018	40.660265	35.698314	-12.20%	27,517
2017	36.365766	40.660265	11.81%	32,589
2016	31.485132	36.365766	15.50%	28,223
2015	34.160326	31.485132	-7.83%	43,377
2014	31.171298	34.160326	9.59%	27,771
2013	22.584078	31.171298	38.02%	21,307
2012	19.555273	22.584078	15.49%	5,388
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.702863	12.715330	18.80%	127,594
2019	8.522400	10.702863	25.59%	141,065
2018	10.794560	8.522400	-21.05%	138,702
2017	8.697364	10.794560	24.11%	131,703
2016	9.108170	8.697364	-4.51%	120,446
2015	9.000321	9.108170	1.20%	64,509
2014*	10.000000	9.000321	-10.00%	21,522
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.988706	18.988486	11.77%	71,264
2019	14.213460	16.988706	19.53%	80,401
2018	15.315958	14.213460	-7.20%	92,227
2017	13.193008	15.315958	16.09%	94,195
2016	13.795294	13.193008	-4.37%	96,185
2015	15.335356	13.795294	-10.04%	122,072
2014	16.492857	15.335356	-7.02%	104,977
2013	13.428712	16.492857	22.82%	68,773
2012	11.480811	13.428712	16.97%	6,025
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.428346	13.974378	4.07%	59,932
2019	12.304246	13.428346	9.14%	84,610
2018	12.808340	12.304246	-3.94%	115,944
2017	12.232137	12.808340	4.71%	159,848
2016	10.725849	12.232137	14.04%	193,855
2015	11.688376	10.725849	-8.23%	184,564
2014	11.686094	11.688376	0.02%	158,879
2013	10.775009	11.686094	8.46%	100,446
2012*	10.000000	10.775009	7.75%	12,730
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.577858	31.557092	46.25%	115,393
2019	15.937623	21.577858	35.39%	148,878
2018	16.249240	15.937623	-1.92%	148,818
2017	13.045758	16.249240	24.56%	118,286
2016	12.525006	13.045758	4.16%	80,341
2015	13.543971	12.525006	-7.52%	84,961
2014	12.792552	13.543971	5.87%	61,124
2013	10.030618	12.792552	27.54%	47,293
2012*	10.000000	10.030618	0.31%	3,262

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.311503	11.158287	8.21%	94,781
2019	9.613908	10.311503	7.26%	121,127
2018	9.923786	9.613908	-3.12%	117,642
2017	9.782323	9.923786	1.45%	119,048
2016	9.749595	9.782323	0.34%	87,258
2015*	10.000000	9.749595	-2.50%	78,065
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	53.384574	72.850905	36.46%	10,772
2019	39.744103	53.384574	34.32%	15,895
2018	39.813229	39.744103	-0.17%	17,751
2017	31.201879	39.813229	27.60%	20,949
2016	31.182661	31.201879	0.06%	21,346
2015	28.382291	31.182661	9.87%	23,616
2014	26.659761	28.382291	6.46%	29,971
2013	20.752441	26.659761	28.47%	23,817
2012	17.071424	20.752441	21.56%	8,048
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.523572	48.116425	47.94%	64,233
2019	22.881168	32.523572	42.14%	83,828
2018	23.104895	22.881168	-0.97%	84,031
2017	16.243323	23.104895	42.24%	113,831
2016	14.535235	16.243323	11.75%	59,505
2015	14.151760	14.535235	2.71%	41,662
2014	13.185918	14.151760	7.32%	20,200
2013	9.922620	13.185918	32.89%	17,866
2012*	10.000000	9.922620	-0.77%	5,589
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.810648	35.085892	13.88%	4,183
2019	24.774791	30.810648	24.36%	4,312
2018	29.747361	24.774791	-16.72%	4,799
2017	23.169063	29.747361	28.39%	5,867
2016	25.301766	23.169063	-8.43%	1,613
2015	28.267752	25.301766	-10.49%	2,245
2014	32.765980	28.267752	-13.73%	15,511
2013	29.211587	32.765980	12.17%	716
2012	26.297382	29.211587	11.08%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.942230	10.507912	5.69%	329
2019*	10.000000	9.942230	-0.58%	0

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.928199	9.620224	-3.10%	18,368
2019	8.562009	9.928199	15.96%	20,569
2018	10.712253	8.562009	-20.07%	19,394
2017	8.537743	10.712253	25.47%	24,885
2016	7.201666	8.537743	18.55%	159,016
2015	9.178344	7.201666	-21.54%	15,713
2014	9.806114	9.178344	-6.40%	9,196
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.470792	11.040367	5.44%	60,641
2019	9.840558	10.470792	6.40%	57,722
2018	10.131071	9.840558	-2.87%	55,365
2017	9.937525	10.131071	1.95%	42,394
2016*	10.000000	9.937525	-0.62%	34,339
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.813704	31.170321	42.89%	68,151
2019	15.731553	21.813704	38.66%	90,589
2018	16.309904	15.731553	-3.55%	70,154
2017	13.152922	16.309904	24.00%	123,241
2016	12.316446	13.152922	6.79%	50,371
2015	12.823797	12.316446	-3.96%	41,124
2014	14.124104	12.823797	-9.21%	28,705
2013	10.189999	14.124104	38.61%	12,727
2012*	10.000000	10.189999	1.90%	11,799
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.255815	37.744084	1.31%	66,314
2019	29.309829	37.255815	27.11%	73,539
2018	33.316037	29.309829	-12.02%	82,887
2017	28.924180	33.316037	15.18%	96,515
2016	25.899872	28.924180	11.68%	86,629
2015	26.636851	25.899872	-2.77%	84,699
2014	24.626427	26.636851	8.16%	66,315
2013	18.503779	24.626427	33.09%	47,249
2012	16.269377	18.503779	13.73%	1,163
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.817494	12.263156	13.36%	0
2019*	10.000000	10.817494	8.17%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.134595	24.935218	17.98%	99,307
2019	17.136775	21.134595	23.33%	118,027
2018	19.342636	17.136775	-11.40%	142,483
2017	15.538673	19.342636	24.48%	181,155
2016	15.245104	15.538673	1.93%	149,816
2015	14.609121	15.245104	4.35%	129,101
2014	14.717782	14.609121	-0.74%	128,529
2013	11.748430	14.717782	25.27%	81,060
2012	10.325388	11.748430	13.78%	19,756

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.272998	32.73%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.584344	35.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.590066	11.212283	-3.26%	39,915
2019	9.234964	11.590066	25.50%	40,022
2018	10.216004	9.234964	-9.60%	40,182
2017	9.247919	10.216004	10.47%	40,386
2016	8.195129	9.247919	12.85%	4,897
2015*	10.000000	8.195129	-18.05%	9,218
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.861372	23.370121	12.03%	5,449
2019	17.140572	20.861372	21.71%	7,234
2018	18.816861	17.140572	-8.91%	6,868
2017	16.312693	18.816861	15.35%	7,471
2016	14.971781	16.312693	8.96%	8,015
2015	16.431706	14.971781	-8.88%	9,133
2014	17.094293	16.431706	-3.88%	22,869
2013	13.202155	17.094293	29.48%	25,770
2012	10.969534	13.202155	20.35%	13,392
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.808974	18.953396	47.97%	57,806
2019	9.824290	12.808974	30.38%	44,282
2018	12.013167	9.824290	-18.22%	46,272
2017	9.749303	12.013167	23.22%	45,702
2016	10.184302	9.749303	-4.27%	47,411
2015	10.444650	10.184302	-2.49%	31,238
2014	10.787388	10.444650	-3.18%	20,525
2013	9.077393	10.787388	18.84%	7,432
2012	8.006280	9.077393	13.38%	248
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.636808	20.486625	9.93%	4,012,408
2019	15.720851	18.636808	18.55%	4,581,428
2018	16.858262	15.720851	-6.75%	4,903,414
2017	14.832538	16.858262	13.66%	5,137,817
2016	13.863636	14.832538	6.99%	5,247,330
2015	13.987301	13.863636	-0.88%	4,391,073
2014	13.573557	13.987301	3.05%	3,080,684
2013	11.217368	13.573557	21.00%	1,963,675
2012	9.876964	11.217368	13.57%	482,871

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.651925	12.489192	7.19%	5,625,255
2019	10.892983	11.651925	6.97%	6,344,428
2018	11.219869	10.892983	-2.91%	7,109,945
2017	11.075063	11.219869	1.31%	7,177,370
2016	10.991903	11.075063	0.76%	6,338,660
2015	11.225029	10.991903	-2.08%	4,977,157
2014	10.894232	11.225029	3.04%	3,570,417
2013	11.392820	10.894232	-4.38%	2,262,355
2012	11.058827	11.392820	3.02%	484,753
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.997756	29.328356	27.53%	117,519
2019	17.384889	22.997756	32.29%	160,835
2018	19.557310	17.384889	-11.11%	147,644
2017	15.213557	19.557310	28.55%	156,668
2016	15.470543	15.213557	-1.66%	157,021
2015	14.794166	15.470543	4.57%	144,568
2014	14.801329	14.794166	-0.05%	116,010
2013	11.722659	14.801329	26.26%	64,589
2012	9.783291	11.722659	19.82%	10,706
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.740935	36.788743	48.70%	287,577
2019	19.347599	24.740935	27.88%	267,768
2018	19.844631	19.347599	-2.50%	292,415
2017	15.819977	19.844631	25.44%	411,731
2016	14.777877	15.819977	7.05%	324,997
2015	14.147165	14.777877	4.46%	286,804
2014	13.337885	14.147165	6.07%	196,340
2013	10.484616	13.337885	27.21%	135,244
2012	9.099247	10.484616	15.23%	18,818
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.801053	21.976423	10.99%	3,341,464
2019	16.053730	19.801053	23.34%	4,028,187
2018	16.723477	16.053730	-4.00%	4,375,564
2017	13.973703	16.723477	19.68%	5,015,642
2016	12.815446	13.973703	9.04%	5,426,229
2015	12.916650	12.815446	-0.78%	4,503,732
2014	11.939049	12.916650	8.19%	3,492,156
2013	9.148015	11.939049	30.51%	2,388,565
2012	7.962252	9.148015	14.89%	611,312

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.968183	16.309082	2.13%	222,937
2019	14.902751	15.968183	7.15%	245,346
2018	15.549865	14.902751	-4.16%	285,598
2017	14.898826	15.549865	4.37%	304,055
2016	13.970826	14.898826	6.64%	285,304
2015	14.657831	13.970826	-4.69%	233,541
2014	14.375806	14.657831	1.96%	213,620
2013	14.813348	14.375806	-2.95%	134,253
2012	13.446101	14.813348	10.17%	21,905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.471410	36.154805	8.02%	15,229
2019	26.431286	33.471410	26.64%	52,459
2018	27.007242	26.431286	-2.13%	15,250
2017	22.882210	27.007242	18.03%	16,333
2016	20.972211	22.882210	9.11%	24,171
2015	21.227030	20.972211	-1.20%	22,459
2014	19.341629	21.227030	9.75%	25,546
2013	15.066929	19.341629	28.37%	9,490
2012	13.484355	15.066929	11.74%	1,819
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.119879	33.595297	1.44%	19,596
2019	26.568896	33.119879	24.66%	27,987
2018	29.255036	26.568896	-9.18%	28,935
2017	25.325198	29.255036	15.52%	38,340
2016	21.944724	25.325198	15.40%	49,700
2015	23.916739	21.944724	-8.25%	51,541
2014	22.370662	23.916739	6.91%	46,714
2013	16.845598	22.370662	32.80%	26,035
2012	14.524582	16.845598	15.98%	3,727
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.019816	12.389365	12.43%	300,175
2019	9.767717	11.019816	12.82%	396,771
2018	10.874037	9.767717	-10.17%	437,908
2017	9.354063	10.874037	16.25%	453,158
2016	9.254592	9.354063	1.07%	453,492
2015*	10.000000	9.254592	-7.45%	106,062
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.903001	17.569183	10.48%	6,818
2019	13.070890	15.903001	21.67%	19,928
2018	14.922184	13.070890	-12.41%	19,678
2017	12.690112	14.922184	17.59%	23,733
2016	11.930791	12.690112	6.36%	23,397
2015	12.372699	11.930791	-3.57%	30,000
2014	12.063438	12.372699	2.56%	22,770
2013	9.492713	12.063438	27.08%	21,572
2012	8.326964	9.492713	14.00%	15,197

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.271583	15.363515	7.65%	1,767,053
2019	12.515633	14.271583	14.03%	2,116,068
2018	13.600705	12.515633	-7.98%	2,255,789
2017	12.366016	13.600705	9.98%	2,411,047
2016	11.873210	12.366016	4.15%	2,513,151
2015	12.226538	11.873210	-2.89%	2,295,724
2014	11.943715	12.226538	2.37%	2,040,953
2013	10.613196	11.943715	12.54%	1,412,487
2012	9.736744	10.613196	9.00%	413,929
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.369720	16.815228	9.40%	61,009
2019	13.023395	15.369720	18.02%	79,401
2018	14.449331	13.023395	-9.87%	75,486
2017	12.711701	14.449331	13.67%	99,920
2016	12.067114	12.711701	5.34%	101,424
2015	12.460139	12.067114	-3.15%	114,003
2014	12.125412	12.460139	2.76%	127,143
2013	10.189136	12.125412	19.00%	133,339
2012	9.135318	10.189136	11.54%	105
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.499253	13.199534	5.60%	1,660,896
2019	11.506962	12.499253	8.62%	816,421
2018	12.038694	11.506962	-4.42%	930,691
2017	11.531730	12.038694	4.40%	955,266
2016	11.230442	11.531730	2.68%	1,311,523
2015	11.526726	11.230442	-2.57%	1,073,886
2014	11.364802	11.526726	1.42%	771,036
2013	11.034695	11.364802	2.99%	414,459
2012	10.458904	11.034695	5.51%	136,555
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.103036	12.478048	3.10%	1,290,762
2019	10.830781	12.103036	11.75%	1,423,015
2018	11.868360	10.830781	-8.74%	1,463,653
2017	10.535710	11.868360	12.65%	1,672,129
2016	10.168701	10.535710	3.61%	1,753,751
2015	10.825224	10.168701	-6.06%	1,740,364
2014	10.785501	10.825224	0.37%	1,344,443
2013*	10.000000	10.785501	7.86%	479,915
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.591065	13.267638	5.37%	2,815,686
2019	11.114976	12.591065	13.28%	3,298,053
2018	12.187738	11.114976	-8.80%	3,657,106
2017	10.541352	12.187738	15.62%	3,952,900
2016	10.111330	10.541352	4.25%	3,972,075
2015	10.830091	10.111330	-6.64%	4,100,023
2014	10.923528	10.830091	-0.86%	3,216,898
2013*	10.000000	10.923528	9.24%	1,122,663

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.869004	16.153992	8.64%	773,783
2019	12.822643	14.869004	15.96%	991,191
2018	14.062253	12.822643	-8.82%	1,024,065
2017	12.570532	14.062253	11.87%	1,149,599
2016	11.998225	12.570532	4.77%	1,260,830
2015	12.356083	11.998225	-2.90%	1,332,998
2014	12.038799	12.356083	2.64%	1,408,632
2013	10.411868	12.038799	15.63%	1,583,548
2012	9.440750	10.411868	10.29%	86,100
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.622329	17.213228	10.18%	77,034
2019	13.021865	15.622329	19.97%	68,710
2018	14.662144	13.021865	-11.19%	69,890
2017	12.651615	14.662144	15.89%	75,558
2016	11.979975	12.651615	5.61%	81,040
2015	12.392648	11.979975	-3.33%	88,981
2014	12.075388	12.392648	2.63%	84,801
2013	9.899609	12.075388	21.98%	50,562
2012	8.802675	9.899609	12.46%	33,527
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.770803	14.739968	7.04%	546,539
2019	12.274845	13.770803	12.19%	821,579
2018	13.133085	12.274845	-6.53%	898,076
2017	12.176222	13.133085	7.86%	985,303
2016	11.703158	12.176222	4.04%	1,088,480
2015	12.052135	11.703158	-2.90%	1,084,394
2014	11.797690	12.052135	2.16%	973,681
2013	10.805629	11.797690	9.18%	679,984
2012	10.004897	10.805629	8.00%	356,984
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.835716	15.315503	3.23%	193,831
2019	13.437467	14.835716	10.41%	181,525
2018	16.240280	13.437467	-17.26%	170,386
2017	13.482476	16.240280	20.45%	161,283
2016	13.584419	13.482476	-0.75%	136,792
2015	14.402673	13.584419	-5.68%	123,567
2014	15.975750	14.402673	-9.85%	89,164
2013	13.553328	15.975750	17.87%	41,213
2012	11.549727	13.553328	17.35%	6,490
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.736879	17.37%	42,188

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.671497	13.279364	4.80%	77,374
2019	11.877293	12.671497	6.69%	77,888
2018	12.186237	11.877293	-2.54%	77,233
2017	11.917211	12.186237	2.26%	83,311
2016	11.562484	11.917211	3.07%	60,304
2015	11.885069	11.562484	-2.71%	52,299
2014	11.567839	11.885069	2.74%	23,285
2013	12.042223	11.567839	-3.94%	20,232
2012	11.415554	12.042223	5.49%	957
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.515378	14.464567	7.02%	98,747
2019	12.564684	13.515378	7.57%	39,009
2018	12.991665	12.564684	-3.29%	46,633
2017	12.755383	12.991665	1.85%	46,534
2016	12.575628	12.755383	1.43%	46,106
2015	12.879285	12.575628	-2.36%	77,647
2014	12.511292	12.879285	2.94%	98,025
2013	13.013750	12.511292	-3.86%	43,732
2012	12.378536	13.013750	5.13%	15,012
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.521120	10.712923	1.82%	8,558
2019	10.057069	10.521120	4.61%	8,558
2018*	10.000000	10.057069	0.57%	6,901
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.097543	37.816509	10.91%	6,806
2019	28.321181	34.097543	20.40%	8,314
2018	35.045648	28.321181	-19.19%	8,798
2017	25.282169	35.045648	38.62%	18,024
2016	23.965108	25.282169	5.50%	7,442
2015	29.148854	23.965108	-17.78%	34,911
2014	31.503670	29.148854	-7.47%	21,053
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.280070	24.223856	4.05%	23,642
2019	20.671668	23.280070	12.62%	23,774
2018	21.714704	20.671668	-4.80%	35,321
2017	20.722613	21.714704	4.79%	43,654
2016	18.494009	20.722613	12.05%	65,479
2015	19.347083	18.494009	-4.41%	63,120
2014	19.221536	19.347083	0.65%	63,161

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.326849	12.834773	4.12%	98,885
2019	11.818140	12.326849	4.30%	68,637
2018	12.047914	11.818140	-1.91%	143,815
2017	12.023751	12.047914	0.20%	46,557
2016	12.159574	12.023751	-1.12%	46,977
2015	12.402262	12.159574	-1.96%	186,323
2014	12.083894	12.402262	2.63%	43,497
2013	12.832090	12.083894	-5.83%	11,940
2012	12.686748	12.832090	1.15%	407
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.795602	8.653895	-1.61%	1,078,447
2019	8.804541	8.795602	-0.10%	523,482
2018	8.848353	8.804541	-0.50%	1,120,389
2017	8.976833	8.848353	-1.43%	746,371
2016	9.144867	8.976833	-1.84%	1,027,833
2015	9.317231	9.144867	-1.85%	822,697
2014	9.492846	9.317231	-1.85%	571,755
2013	9.671770	9.492846	-1.85%	373,248
2012	9.854573	9.671770	-1.86%	227,906
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.833933	10.393766	5.69%	36,340
2019	8.425698	9.833933	16.71%	37,785
2018	10.077118	8.425698	-16.39%	38,440
2017	8.079073	10.077118	24.73%	82,382
2016	8.179105	8.079073	-1.22%	46,849
2015	8.610632	8.179105	-5.01%	49,537
2014	8.836548	8.610632	-2.56%	49,067
2013	7.658091	8.836548	15.39%	24,941
2012	6.771668	7.658091	13.09%	326
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.966868	11.531135	5.15%	62,066
2019	9.218956	10.966868	18.96%	64,783
2018	10.939083	9.218956	-15.72%	65,469
2017	8.954640	10.939083	22.16%	65,279
2016	9.075491	8.954640	-1.33%	44,708
2015	9.376825	9.075491	-3.21%	33,061
2014	10.183736	9.376825	-7.92%	21,643
2013	8.574084	10.183736	18.77%	12,692
2012	7.390148	8.574084	16.02%	1,038

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.696226	33.989776	10.73%	10,705
2019	25.276186	30.696226	21.44%	13,730
2018	28.257544	25.276186	-10.55%	32,197
2017	24.308599	28.257544	16.25%	33,756
2016	22.623532	24.308599	7.45%	33,213
2015	23.282376	22.623532	-2.83%	9,588
2014	22.594794	23.282376	3.04%	10,088
2013	18.091136	22.594794	24.89%	4,447
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.745906	19.055979	7.38%	1,352,678
2019	15.675550	17.745906	13.21%	1,616,913
2018	16.786754	15.675550	-6.62%	1,738,242
2017	15.389296	16.786754	9.08%	1,902,317
2016	14.748986	15.389296	4.34%	2,008,463
2015	15.053137	14.748986	-2.02%	1,579,898
2014	14.664468	15.053137	2.65%	1,264,435
2013	13.172548	14.664468	11.33%	698,677
2012	12.269767	13.172548	7.36%	173,455
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.618098	23.683514	9.55%	47,020
2019	18.363716	21.618098	17.72%	41,992
2018	20.006375	18.363716	-8.21%	42,819
2017	17.753329	20.006375	12.69%	43,983
2016	16.787761	17.753329	5.75%	43,966
2015	17.195659	16.787761	-2.37%	88,183
2014	16.651882	17.195659	3.27%	53,800
2013	14.197850	16.651882	17.28%	75,102
2012	12.887370	14.197850	10.17%	176
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.618647	15.311725	4.74%	402,735
2019	13.597890	14.618647	7.51%	609,270
2018	14.110067	13.597890	-3.63%	660,805
2017	13.602302	14.110067	3.73%	702,474
2016	13.291272	13.602302	2.34%	852,189
2015	13.506036	13.291272	-1.59%	775,562
2014	13.245320	13.506036	1.97%	485,203
2013	12.872988	13.245320	2.89%	294,742
2012	12.470780	12.872988	3.23%	83,093

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.099987	12.417729	2.63%	1,253,543
2019	10.909938	12.099987	10.91%	1,319,412
2018	11.779411	10.909938	-7.38%	1,444,542
2017	10.524149	11.779411	11.93%	1,573,242
2016	10.143014	10.524149	3.76%	1,613,217
2015	10.680382	10.143014	-5.03%	1,652,934
2014	10.620864	10.680382	0.56%	1,278,282
2013*	10.000000	10.620864	6.21%	335,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.669957	13.222494	4.36%	2,576,922
2019	11.200812	12.669957	13.12%	2,764,910
2018	12.148650	11.200812	-7.80%	2,894,307
2017	10.581940	12.148650	14.81%	3,305,526
2016	10.080184	10.581940	4.98%	3,367,788
2015	10.693121	10.080184	-5.73%	3,109,109
2014	10.709013	10.693121	-0.15%	1,878,816
2013*	10.000000	10.709013	7.09%	614,722
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.673595	24.556272	8.30%	431,822
2019	19.619445	22.673595	15.57%	573,559
2018	21.195240	19.619445	-7.43%	588,465
2017	19.121734	21.195240	10.84%	661,044
2016	18.182380	19.121734	5.17%	708,197
2015	18.587309	18.182380	-2.18%	729,826
2014	18.004799	18.587309	3.24%	657,613
2013	15.728790	18.004799	14.47%	660,361
2012	14.462282	15.728790	8.76%	96,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.427553	30.239078	10.25%	52,529
2019	22.937623	27.427553	19.57%	78,056
2018	25.329606	22.937623	-9.44%	78,171
2017	22.116808	25.329606	14.53%	81,732
2016	20.770829	22.116808	6.48%	87,712
2015	21.317933	20.770829	-2.57%	87,576
2014	20.693940	21.317933	3.02%	82,492
2013	17.228554	20.693940	20.11%	36,818
2012	15.430735	17.228554	11.65%	24,825
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.510263	19.721663	6.54%	354,327
2019	16.618448	18.510263	11.38%	396,563
2018	17.589881	16.618448	-5.52%	429,984
2017	16.408994	17.589881	7.20%	434,763
2016	15.815463	16.408994	3.75%	449,680
2015	16.118498	15.815463	-1.88%	457,379
2014	15.679197	16.118498	2.80%	404,490
2013	14.457393	15.679197	8.45%	254,649
2012	13.634356	14.457393	6.04%	73,051

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.434552	10.971195	5.14%	9,825
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.734269	12.196166	13.62%	0
2019*	10.000000	10.734269	7.34%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.077281	10.040163	-0.37%	0
2019*	10.000000	10.077281	0.77%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.951817	13.543519	23.66%	0
2019*	10.000000	10.951817	9.52%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.836773	27.844823	27.51%	53,301
2019	17.085345	21.836773	27.81%	60,926
2018	18.012768	17.085345	-5.15%	67,562
2017	14.129450	18.012768	27.48%	75,048
2016	14.114139	14.129450	0.11%	62,061
2015	13.943797	14.114139	1.22%	53,796
2014	12.897708	13.943797	8.11%	55,240
2013	9.776303	12.897708	31.93%	46,543
2012	8.576687	9.776303	13.99%	3,872
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.760925	13.413101	5.11%	3,130,254
2019	10.928322	12.760925	16.77%	3,970,175
2018	11.699444	10.928322	-6.59%	4,100,556
2017	10.139509	11.699444	15.38%	3,943,350
2016	9.516651	10.139509	6.54%	3,129,693
2015	9.918927	9.516651	-4.06%	1,766,598
2014*	10.000000	9.918927	-0.81%	778,413
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.683722	15.418224	5.00%	408,254
2019	12.264409	14.683722	19.73%	424,117
2018	12.827182	12.264409	-4.39%	469,494
2017	10.738359	12.827182	19.45%	522,698
2016	9.941546	10.738359	8.01%	419,513
2015	10.114628	9.941546	-1.71%	280,449
2014*	10.000000	10.114628	1.15%	98,478

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.857364	42.878291	16.34%	62,454
2019	27.343759	36.857364	34.79%	112,767
2018	28.298125	27.343759	-3.37%	84,969
2017	22.688415	28.298125	24.72%	115,933
2016	22.371167	22.688415	1.42%	97,712
2015	21.744225	22.371167	2.88%	89,926
2014	20.406789	21.744225	6.55%	36,229
2013	15.255643	20.406789	33.77%	14,869
2012	13.125810	15.255643	16.23%	4,931
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.434286	28.297067	-0.48%	38,778
2019	22.868305	28.434286	24.34%	94,576
2018	25.739490	22.868305	-11.15%	99,875
2017	24.182718	25.739490	6.44%	125,887
2016	20.494743	24.182718	17.99%	114,408
2015	21.851711	20.494743	-6.21%	66,182
2014	19.711374	21.851711	10.86%	81,515
2013	15.252060	19.711374	29.24%	42,738
2012	13.578667	15.252060	12.32%	3,540
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.783811	17.84%	165,017
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.876693	49.823186	11.02%	44,295
2019	36.388357	44.876693	23.33%	49,249
2018	41.841649	36.388357	-13.03%	51,743
2017	36.818318	41.841649	13.64%	67,444
2016	31.183360	36.818318	18.07%	57,719
2015	32.597239	31.183360	-4.34%	35,137
2014	30.352358	32.597239	7.40%	36,806
2013	23.242853	30.352358	30.59%	29,184
2012	20.159477	23.242853	15.29%	6,320
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.401615	20.765192	-2.97%	14,560
2019	17.606500	21.401615	21.56%	22,291
2018	20.657971	17.606500	-14.77%	23,485
2017	18.487687	20.657971	11.74%	25,701
2016	16.017130	18.487687	15.42%	25,837
2015	16.803960	16.017130	-4.68%	30,568
2014	14.630542	16.803960	14.86%	41,021
2013	10.986464	14.630542	33.17%	15,681
2012	9.621339	10.986464	14.19%	633

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.130215	45.692093	37.92%	10,920
2019	24.933763	33.130215	32.87%	13,433
2018	27.680906	24.933763	-9.92%	14,837
2017	22.624813	27.680906	22.35%	20,119
2016	21.331179	22.624813	6.06%	12,917
2015	21.618773	21.331179	-1.33%	11,481
2014	21.481055	21.618773	0.64%	7,055
2013	15.203622	21.481055	41.29%	6,478
2012	13.697455	15.203622	11.00%	3,873
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.296784	38.419263	3.01%	14,842
2019	32.015674	37.296784	16.50%	15,309
2018	39.363062	32.015674	-18.67%	14,424
2017	36.875115	39.363062	6.75%	15,602
2016	29.907563	36.875115	23.30%	17,348
2015	32.516441	29.907563	-8.02%	21,764
2014	31.030082	32.516441	4.79%	5,657
2013	22.577981	31.030082	37.44%	4,994
2012	19.121810	22.577981	18.07%	498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	38.817277	46.616758	20.09%	8,522
2019	31.549823	38.817277	23.03%	9,078
2018	36.881337	31.549823	-14.46%	7,502
2017	33.193224	36.881337	11.11%	8,405
2016	27.595923	33.193224	20.28%	10,842
2015	28.659256	27.595923	-3.71%	20,837
2014	29.038058	28.659256	-1.30%	5,446
2013	21.049325	29.038058	37.95%	1,443
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.669319	21.892523	11.30%	24,098
2019	15.645707	19.669319	25.72%	24,337
2018	16.782731	15.645707	-6.77%	30,440
2017	13.704770	16.782731	22.46%	27,749
2016	12.296924	13.704770	11.45%	12,792
2015	12.679965	12.296924	-3.02%	10,444
2014	12.123743	12.679965	4.59%	16,916
2013	8.605792	12.123743	40.88%	16,455
2012	7.504897	8.605792	14.67%	477

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.466209	22.766783	11.24%	4,692
2019	16.543054	20.466209	23.71%	11,969
2018	17.908821	16.543054	-7.63%	13,157
2017	15.414680	17.908821	16.18%	13,775
2016	14.262614	15.414680	8.08%	12,672
2015	14.592506	14.262614	-2.26%	23,360
2014	13.453603	14.592506	8.47%	30,975
2013	9.893050	13.453603	35.99%	20,763
2012	9.049793	9.893050	9.32%	298
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.705551	15.462206	-7.44%	51,539
2019	13.047919	16.705551	28.03%	87,345
2018	13.857502	13.047919	-5.84%	69,859
2017	13.300828	13.857502	4.19%	84,464
2016	12.643357	13.300828	5.20%	74,842
2015	13.654599	12.643357	-7.41%	83,265
2014	10.817384	13.654599	26.23%	48,674
2013	10.731513	10.817384	0.80%	29,732
2012	9.460182	10.731513	13.44%	10,440
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.990314	23.123021	15.67%	427,472
2019	15.566424	19.990314	28.42%	452,706
2018	16.674114	15.566424	-6.64%	481,899
2017	14.013207	16.674114	18.99%	557,606
2016	12.816048	14.013207	9.34%	419,930
2015	12.935645	12.816048	-0.92%	350,215
2014	11.655259	12.935645	10.99%	268,653
2013*	10.000000	11.655259	16.55%	60,500
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.076905	10.170576	0.93%	408,998
2019	9.863682	10.076905	2.16%	492,246
2018	9.968850	9.863682	-1.05%	551,940
2017	9.998329	9.968850	-0.29%	408,740
2016	9.938624	9.998329	0.60%	386,569
2015	10.160615	9.938624	-2.18%	316,479
2014	10.301244	10.160615	-1.37%	305,564
2013	10.484347	10.301244	-1.75%	160,572
2012	10.318874	10.484347	1.60%	18,345
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.022950	19.935810	17.11%	51,581
2019	13.879453	17.022950	22.65%	50,908
2018	15.952153	13.879453	-12.99%	50,629
2017	14.233493	15.952153	12.07%	60,013
2016	11.997101	14.233493	18.64%	36,815
2015	12.850623	11.997101	-6.64%	27,012
2014	12.522875	12.850623	2.62%	20,506
2013*	10.000000	12.522875	25.23%	10,267

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.814358	34.364370	57.53%	42,020
2019	16.242192	21.814358	34.31%	103,252
2018	17.805065	16.242192	-8.78%	46,898
2017	14.224628	17.805065	25.17%	89,402
2016	13.664533	14.224628	4.10%	45,182
2015	13.970409	13.664533	-2.19%	110,748
2014	13.723288	13.970409	1.80%	34,660
2013	10.087466	13.723288	36.04%	21,567
2012	8.965139	10.087466	12.52%	7,826
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.656812	12.066087	3.51%	9,428
2019	10.402067	11.656812	12.06%	10,980
2018	11.324911	10.402067	-8.15%	13,357
2017	10.465961	11.324911	8.21%	15,014
2016	10.076682	10.465961	3.86%	17,164
2015	10.780826	10.076682	-6.53%	18,919
2014	10.696276	10.780826	0.79%	20,707
2013	10.140730	10.696276	5.48%	10,892
2012*	10.000000	10.140730	1.41%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.451728	12.814140	2.91%	3,661
2019	10.876504	12.451728	14.48%	3,432
2018	12.190440	10.876504	-10.78%	3,433
2017	10.584650	12.190440	15.17%	3,472
2016	10.255286	10.584650	3.21%	3,445
2015	11.529993	10.255286	-11.06%	3,416
2014	11.644390	11.529993	-0.98%	3,297
2013	10.259416	11.644390	13.50%	347
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.435026	12.879955	3.58%	1,450
2019	10.932964	12.435026	13.74%	3,218
2018	12.058472	10.932964	-9.33%	3,371
2017	10.812796	12.058472	11.52%	3,525
2016	10.407711	10.812796	3.89%	4,712
2015	11.362025	10.407711	-8.40%	4,887
2014	11.294009	11.362025	0.60%	4,863
2013	10.277058	11.294009	9.90%	1,614
2012*	10.000000	10.277058	2.77%	0

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.472407	12.150634	5.91%	15,807
2019	10.460222	11.472407	9.68%	15,798
2018	11.272503	10.460222	-7.21%	16,176
2017	10.129203	11.272503	11.29%	16,705
2016	9.140040	10.129203	10.82%	15,323
2015	10.254551	9.140040	-10.87%	22,773
2014	10.400537	10.254551	-1.40%	49,785
2013	10.585007	10.400537	-1.74%	50,173
2012*	10.000000	10.585007	5.85%	41,046
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.948919	11.453446	4.61%	1,823
2019	9.729652	10.948919	12.53%	4,748
2018	10.416709	9.729652	-6.60%	4,935
2017	9.667050	10.416709	7.75%	4,423
2016	8.699315	9.667050	11.12%	1,583
2015	9.078001	8.699315	-4.17%	543
2014	9.120998	9.078001	-0.47%	6,579
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.399014	12.381040	8.62%	1,547
2019	10.862455	11.399014	4.94%	5,572
2018	11.538343	10.862455	-5.86%	5,702
2017	10.615663	11.538343	8.69%	11,611
2016	10.510045	10.615663	1.00%	35,054
2015	11.535888	10.510045	-8.89%	8,199
2014	11.718051	11.535888	-1.55%	6,700
2013	12.778050	11.718051	-8.30%	4,493
2012	12.372183	12.778050	3.28%	2,952
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.944996	11.052928	0.99%	645,615
2019	10.730257	10.944996	2.00%	664,285
2018	10.907757	10.730257	-1.63%	692,585
2017	10.975355	10.907757	-0.62%	717,394
2016	11.037614	10.975355	-0.56%	661,984
2015	11.222225	11.037614	-1.65%	663,359
2014	11.348829	11.222225	-1.12%	540,926
2013	11.589647	11.348829	-2.08%	384,765
2012	11.166580	11.589647	3.79%	82,076
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.152853	10.178314	0.25%	110,740
2019	10.072636	10.152853	0.80%	138,387
2018	10.119131	10.072636	-0.46%	106,021
2017	10.077042	10.119131	0.42%	134,905
2016*	10.000000	10.077042	0.77%	193,363

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.128104	11.854017	6.52%	596,363
2019	10.474035	11.128104	6.24%	663,690
2018	10.740747	10.474035	-2.48%	806,488
2017	10.439746	10.740747	2.88%	769,397
2016	10.368114	10.439746	0.69%	701,706
2015	10.528196	10.368114	-1.52%	685,389
2014	10.297503	10.528196	2.24%	616,278
2013	10.711515	10.297503	-3.87%	515,545
2012	9.967028	10.711515	7.47%	91,465
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.677309	21.649258	10.02%	5,707
2019	16.018922	19.677309	22.84%	36,696
2018	20.179847	16.018922	-20.62%	5,605
2017	16.241863	20.179847	24.25%	5,443
2016	16.963350	16.241863	-4.25%	1,975
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.453798	34.54%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.900198	13.396191	3.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.065379	53.371694	26.88%	97,757
2019	33.319003	42.065379	26.25%	116,630
2018	33.662119	33.319003	-1.02%	133,307
2017	26.938602	33.662119	24.96%	141,369
2016	30.738929	26.938602	-12.36%	150,662
2015	27.845830	30.738929	10.39%	153,371
2014	21.619829	27.845830	28.80%	104,558
2013	14.634667	21.619829	47.73%	67,928
2012	11.382550	14.634667	28.57%	3,714
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.584762	6.513462	16.63%	40,829
2019	5.101053	5.584762	9.48%	36,880
2018	7.261819	5.101053	-29.76%	40,875
2017	7.547087	7.261819	-3.78%	60,254
2016	5.361384	7.547087	40.77%	53,949
2015	8.230100	5.361384	-34.86%	20,733
2014	10.396890	8.230100	-20.84%	18,745
2013	9.604073	10.396890	8.26%	13,838
2012*	10.000000	9.604073	-3.96%	7,891
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.754260	10.391695	-3.37%	5,452
2019*	10.000000	10.754260	7.54%	8,481

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.229089	53.009989	54.87%	31,242
2019	27.937597	34.229089	22.52%	35,529
2018	28.099448	27.937597	-0.58%	41,370
2017	22.745793	28.099448	23.54%	48,697
2016	21.507226	22.745793	5.76%	38,231
2015	22.563055	21.507226	-4.68%	37,940
2014	23.428352	22.563055	-3.69%	36,153
2013	15.888672	23.428352	47.45%	25,743
2012	15.007617	15.888672	5.87%	1,617

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.694595	13.038758	2.71%	6,519
2019	11.246249	12.694595	12.88%	6,530
2018	12.393593	11.246249	-9.26%	6,644
2017	11.067045	12.393593	11.99%	6,617
2016	10.930099	11.067045	1.25%	13,647
2015	11.305855	10.930099	-3.32%	37,363
2014	11.076506	11.305855	2.07%	37,582
2013	10.102724	11.076506	9.64%	13,891
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.716731	8.726792	0.12%	6,218
2019	7.619819	8.716731	14.40%	6,218
2018*	10.000000	7.619819	-23.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.491724	39.863161	0.94%	14,985
2019	33.625866	39.491724	17.44%	26,804
2018	40.533738	33.625866	-17.04%	27,186
2017	36.667721	40.533738	10.54%	35,572
2016	29.996103	36.667721	22.24%	80,720
2015	32.473030	29.996103	-7.63%	29,642
2014	30.430364	32.473030	6.71%	14,708
2013	22.571903	30.430364	34.82%	13,197
2012	19.452648	22.571903	16.04%	627
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.826521	13.764021	7.31%	12,441
2019	12.024476	12.826521	6.67%	15,356
2018	12.633654	12.024476	-4.82%	43,467
2017	12.440540	12.633654	1.55%	23,625
2016	12.166396	12.440540	2.25%	13,053
2015	12.735401	12.166396	-4.47%	13,587
2014	12.586613	12.735401	1.18%	7,197
2013	14.040648	12.586613	-10.36%	7,749
2012	13.349261	14.040648	5.18%	368
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.019340	29.730267	-0.96%	32,512
2019	23.759019	30.019340	26.35%	50,760
2018	27.872089	23.759019	-14.76%	61,200
2017	25.526433	27.872089	9.19%	71,826
2016	21.234991	25.526433	20.21%	217,682
2015	22.027389	21.234991	-3.60%	150,891
2014	19.346705	22.027389	13.86%	116,104
2013	15.205078	19.346705	27.24%	8,834
2012	13.356612	15.205078	13.84%	998
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.014192	31.618243	-1.24%	1,084

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.831931	15.382457	3.71%	207,020
2019	12.834061	14.831931	15.57%	324,760
2018	13.778738	12.834061	-6.86%	329,984
2017	12.252329	13.778738	12.46%	263,523
2016	11.659883	12.252329	5.08%	275,701
2015	12.032856	11.659883	-3.10%	281,820
2014	11.937478	12.032856	0.80%	347,505
2013	10.107251	11.937478	18.11%	259,540
2012*	10.000000	10.107251	1.07%	1,068
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.378401	11.926665	4.82%	5,985
2019	10.113444	11.378401	12.51%	9,887
2018	10.633433	10.113444	-4.89%	2,950
2017	10.137764	10.633433	4.89%	2,950
2016	9.173420	10.137764	10.51%	2,950
2015*	10.000000	9.173420	-8.27%	2,466
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.279003	10.928444	6.32%	58,716
2019	9.614665	10.279003	6.91%	61,313
2018	9.888341	9.614665	-2.77%	65,948
2017	9.781121	9.888341	1.10%	92,022
2016	9.745609	9.781121	0.36%	78,948
2015*	10.000000	9.745609	-2.54%	26,945
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.271368	14.477866	1.45%	79,447
2019	11.430957	14.271368	24.85%	81,625
2018	12.606530	11.430957	-9.33%	70,091
2017	11.047738	12.606530	14.11%	81,512
2016	9.717709	11.047738	13.69%	85,265
2015*	10.000000	9.717709	-2.82%	54,691
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.842785	19.914054	18.23%	116,743
2019	14.602515	16.842785	15.34%	143,284
2018	16.132559	14.602515	-9.48%	147,494
2017	14.483722	16.132559	11.38%	172,015
2016	14.244007	14.483722	1.68%	182,747
2015	14.689214	14.244007	-3.03%	191,280
2014	14.712386	14.689214	-0.16%	146,308
2013	13.127768	14.712386	12.07%	128,156
2012	12.188370	13.127768	7.71%	53,092

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.753093	13.471694	5.63%	27,541
2019	10.863121	12.753093	17.40%	24,436
2018	13.155382	10.863121	-17.42%	24,813
2017	11.674050	13.155382	12.69%	34,807
2016	10.345033	11.674050	12.85%	32,589
2015	10.834176	10.345033	-4.51%	35,940
2014*	10.000000	10.834176	8.34%	4,764
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	44.380365	48.094790	8.37%	1,386
2019	37.073961	44.380365	19.71%	1,527
2018	41.587202	37.073961	-10.85%	3,442
2017	37.770273	41.587202	10.11%	3,497
2016	30.668313	37.770273	23.16%	3,548
2015	32.057013	30.668313	-4.33%	1,552
2014	31.133452	32.057013	2.97%	3,104
2013	22.587974	31.133452	37.83%	3,636
2012	19.925196	22.587974	13.36%	2,412
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.829589	40.957418	15.36%	3,101
2019	27.716970	35.829589	29.27%	3,900
2018	29.744408	27.716970	-6.82%	9,882
2017	25.051055	29.744408	18.74%	10,095
2016	22.948312	25.051055	9.16%	10,264
2015	23.226905	22.948312	-1.20%	4,574
2014	20.965619	23.226905	10.79%	5,557
2013	16.251584	20.965619	29.01%	6,245
2012	14.368974	16.251584	13.10%	216
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.709523	38.321425	20.85%	3,510
2019	23.841961	31.709523	33.00%	3,396
2018	26.205186	23.841961	-9.02%	4,233
2017	21.062906	26.205186	24.41%	9,355
2016	19.977456	21.062906	5.43%	6,016
2015	20.964517	19.977456	-4.71%	5,882
2014	19.849688	20.964517	5.62%	8,548
2013	16.772047	19.849688	18.35%	6,938
2012	15.547700	16.772047	7.87%	9,204
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.898384	11.348222	4.13%	0
2019	9.548744	10.898384	14.13%	0
2018	10.155818	9.548744	-5.98%	0
2017*	10.000000	10.155818	1.56%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.504065	15.813804	-4.18%	39,572
2019	13.192522	16.504065	25.10%	59,959
2018	16.218375	13.192522	-18.66%	72,449
2017	14.814873	16.218375	9.47%	96,651
2016	11.537475	14.814873	28.41%	162,127
2015	12.592779	11.537475	-8.38%	56,824
2014	12.172451	12.592779	3.45%	39,713
2013*	10.000000	12.172451	21.72%	12,932
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.624395	10.614637	-0.09%	94,945
2019	10.129698	10.624395	4.88%	141,986
2018	10.351765	10.129698	-2.15%	122,682
2017	10.216131	10.351765	1.33%	103,590
2016	9.572984	10.216131	6.72%	80,820
2015	9.871289	9.572984	-3.02%	76,180
2014	10.020537	9.871289	-1.49%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.380550	13.307424	28.20%	204,941
2019	8.203028	10.380550	26.55%	3,810
2018*	10.000000	8.203028	-17.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.947027	18.631543	9.94%	90,379
2019	14.947469	16.947027	13.38%	58,230
2018	15.941459	14.947469	-6.24%	48,589
2017	14.427801	15.941459	10.49%	43,489
2016	13.996849	14.427801	3.08%	84,621
2015	14.365999	13.996849	-2.57%	91,824
2014	14.073984	14.365999	2.07%	32,520
2013	12.693424	14.073984	10.88%	23,640
2012	11.614386	12.693424	9.29%	9,699
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.514432	20.804652	12.37%	23,017
2019	15.767463	18.514432	17.42%	24,843
2018	17.141212	15.767463	-8.01%	24,498
2017	15.051433	17.141212	13.88%	24,710
2016	14.522838	15.051433	3.64%	24,703
2015	14.895181	14.522838	-2.50%	23,202
2014	14.538820	14.895181	2.45%	22,027
2013	12.836107	14.538820	13.27%	10,799
2012	11.590432	12.836107	10.75%	219

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.423744	23.334667	14.25%	40,605
2019	16.800216	20.423744	21.57%	40,654
2018	18.656600	16.800216	-9.95%	81,837
2017	15.780255	18.656600	18.23%	81,761
2016	15.144318	15.780255	4.20%	80,962
2015	15.543617	15.144318	-2.57%	80,250
2014	15.150319	15.543617	2.60%	46,756
2013	12.739850	15.150319	18.92%	8,283
2012	11.292668	12.739850	12.82%	532
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.436756	16.073624	19.62%	247,723
2019	11.052577	13.436756	21.57%	41,307
2018	11.809701	11.052577	-6.41%	64,509
2017	10.382791	11.809701	13.74%	52,485
2016*	10.000000	10.382791	3.83%	22,137
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.503394	51.668331	27.57%	7,624
2019	31.499494	40.503394	28.58%	4,799
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.411247	8.159108	-34.26%	44,389
2019	11.537485	12.411247	7.57%	42,222
2018	15.658822	11.537485	-26.32%	50,372
2017	16.441947	15.658822	-4.76%	59,973
2016	12.572555	16.441947	30.78%	67,489
2015	16.196986	12.572555	-22.38%	47,779
2014	18.956324	16.196986	-14.56%	34,015
2013	15.588906	18.956324	21.60%	13,451
2012	15.196504	15.588906	2.58%	2,747
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.752048	29.976442	4.26%	28,945
2019	23.093680	28.752048	24.50%	86,389
2018	25.780893	23.093680	-10.42%	88,429
2017	23.363333	25.780893	10.35%	106,268
2016	20.262544	23.363333	15.30%	118,898
2015	21.602273	20.262544	-6.20%	124,857
2014	20.330445	21.602273	6.26%	117,756
2013	16.237313	20.330445	25.21%	55,087
2012	14.162482	16.237313	14.65%	16,459
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.459763	15.238890	5.39%	86,503
2019	11.383621	14.459763	27.02%	437,441
2018	12.799909	11.383621	-11.06%	85,469
2017	11.205548	12.799909	14.23%	66,224
2016*	10.000000	11.205548	12.06%	40,758

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.506215	56.955426	40.61%	127,649
2019	30.866460	40.506215	31.23%	110,189
2018	31.653049	30.866460	-2.49%	129,059
2017	23.968339	31.653049	32.06%	137,054
2016	24.334775	23.968339	-1.51%	156,061
2015	23.239538	24.334775	4.71%	341,531
2014	21.372184	23.239538	8.74%	131,404
2013	16.043496	21.372184	33.21%	43,769
2012	14.317850	16.043496	12.05%	15,625
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.881970	14.843419	6.93%	193,919
2019	12.954228	13.881970	7.16%	200,242
2018	13.331791	12.954228	-2.83%	112,352
2017	13.087584	13.331791	1.87%	108,671
2016	12.788094	13.087584	2.34%	37,026
2015	13.167636	12.788094	-2.88%	25,694
2014	12.728167	13.167636	3.45%	10,122
2013	13.268945	12.728167	-4.08%	9,369
2012	12.828449	13.268945	3.43%	33,726
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.450272	50.163893	15.45%	16,298
2019	36.014244	43.450272	20.65%	16,462
2018	43.146455	36.014244	-16.53%	16,411
2017	36.542034	43.146455	18.07%	15,979
2016	33.330604	36.542034	9.64%	18,405
2015	34.591680	33.330604	-3.65%	24,411
2014	33.306743	34.591680	3.86%	18,111
2013	25.026513	33.306743	33.09%	12,629
2012	22.303535	25.026513	12.21%	1,309
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.607310	28.928361	12.97%	26,883
2019	20.504307	25.607310	24.89%	27,014
2018	24.647223	20.504307	-16.81%	28,693
2017	19.356724	24.647223	27.33%	28,783
2016	20.859713	19.356724	-7.21%	27,362
2015	20.616729	20.859713	1.18%	27,322
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.250429	12.097302	-8.70%	0
2019	11.002684	13.250429	20.43%	2,805
2018	12.009549	11.002684	-8.38%	0
2017	11.814582	12.009549	1.65%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.967420	15.287718	9.45%	108,968
2019	11.897039	13.967420	17.40%	126,113
2018	13.444745	11.897039	-11.51%	139,915
2017	12.257055	13.444745	9.69%	153,098
2016	11.055662	12.257055	10.87%	145,718
2015	12.034863	11.055662	-8.14%	145,613
2014	11.946508	12.034863	0.74%	126,908
2013	9.854047	11.946508	21.23%	50,599
2012	8.723232	9.854047	12.96%	6,553
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.724572	16.495335	-1.37%	36,989
2019	14.711985	16.724572	13.68%	25,723
2018	15.697261	14.711985	-6.28%	33,406
2017	14.611436	15.697261	7.43%	35,354
2016	13.081817	14.611436	11.69%	47,993
2015	14.369332	13.081817	-8.96%	46,056
2014	14.022809	14.369332	2.47%	75,266
2013	12.564571	14.022809	11.61%	21,057
2012	11.387360	12.564571	10.34%	4,653
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.220147	41.439805	3.03%	672
2019	32.498977	40.220147	23.76%	616
2018	38.087705	32.498977	-14.67%	780
2017	35.139535	38.087705	8.39%	809
2016	27.554585	35.139535	27.53%	898
2015	30.375229	27.554585	-9.29%	979
2014	30.835021	30.375229	-1.49%	1,302
2013	23.106579	30.835021	33.45%	1,327
2012	19.927081	23.106579	15.96%	31
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.111972	8.453779	-7.22%	75,590
2019	9.119119	9.111972	-0.08%	78,967
2018	9.134053	9.119119	-0.16%	79,420
2017	9.148509	9.134053	-0.16%	78,529
2016	9.072841	9.148509	0.83%	47,319
2015	9.679459	9.072841	-6.27%	60,770
2014	9.704165	9.679459	-0.25%	39,811
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.362239	12.606922	1.98%	21,133
2019	11.275097	12.362239	9.64%	18,859
2018	12.034213	11.275097	-6.31%	18,732
2017	10.861244	12.034213	10.80%	18,211
2016	10.626963	10.861244	2.20%	17,674
2015	11.519530	10.626963	-7.75%	21,933
2014	11.314220	11.519530	1.81%	17,847
2013	10.171094	11.314220	11.24%	15,492
2012*	10.000000	10.171094	1.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.974725	10.426763	4.53%	0
2019	9.357926	9.974725	6.59%	0
2018*	10.000000	9.357926	-6.42%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.544422	10.039464	5.19%	14,344
2019	9.279003	9.544422	2.86%	13,395
2018	9.980775	9.279003	-7.03%	13,281
2017	9.827939	9.980775	1.56%	12,705
2016	10.081820	9.827939	-2.52%	16,764
2015	10.105980	10.081820	-0.24%	21,450
2014	9.858143	10.105980	2.51%	16,161
2013*	10.000000	9.858143	-1.42%	10,421
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.459704	50.464267	24.73%	10,871
2019	31.422635	40.459704	28.76%	16,576
2018	37.046063	31.422635	-15.18%	20,088
2017	27.742686	37.046063	33.53%	19,882
2016	28.366295	27.742686	-2.20%	15,472
2015	27.934174	28.366295	1.55%	12,470
2014	27.944310	27.934174	-0.04%	8,596
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.139538	35.791481	11.36%	7,789
2019	24.907139	32.139538	29.04%	8,775
2018	27.672231	24.907139	-9.99%	14,694
2017	24.220371	27.672231	14.25%	15,130
2016	22.215804	24.220371	9.02%	13,890
2015	21.997339	22.215804	0.99%	7,796
2014	20.342014	21.997339	8.14%	8,121
2013	15.800170	20.342014	28.75%	2,964
2012	13.833864	15.800170	14.21%	92
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.744605	16.800521	6.71%	8,922
2019	12.855430	15.744605	22.47%	9,068
2018	14.848465	12.855430	-13.42%	9,360
2017	13.221007	14.848465	12.31%	9,560
2016	11.927027	13.221007	10.85%	9,668
2015	12.721241	11.927027	-6.24%	10,415
2014	12.467655	12.721241	2.03%	7,502
2013	9.908194	12.467655	25.83%	6,978
2012*	10.000000	9.908194	-0.92%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	42.699181	50.036522	17.18%	5,921
2019	34.560789	42.699181	23.55%	21,767
2018	39.445536	34.560789	-12.38%	22,066
2017	35.351144	39.445536	11.58%	25,941
2016	30.668976	35.351144	15.27%	25,785
2015	33.342792	30.668976	-8.02%	25,852
2014	30.487417	33.342792	9.37%	25,706
2013	22.133651	30.487417	37.74%	5,487
2012	19.204473	22.133651	15.25%	791
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.579798	12.543521	18.56%	28,138
2019	8.441594	10.579798	25.33%	37,341
2018	10.714202	8.441594	-21.21%	38,031
2017	8.650185	10.714202	23.86%	54,649
2016	9.077206	8.650185	-4.70%	48,267
2015	8.988043	9.077206	0.99%	40,179
2014*	10.000000	8.988043	-10.12%	12,813
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.623007	18.541892	11.54%	57,874
2019	13.935898	16.623007	19.28%	59,979
2018	15.047715	13.935898	-7.39%	61,827
2017	12.988322	15.047715	15.86%	63,994
2016	13.608931	12.988322	-4.56%	97,698
2015	15.159096	13.608931	-10.23%	94,108
2014	16.336613	15.159096	-7.21%	89,286
2013	13.328635	16.336613	22.57%	76,418
2012	11.418568	13.328635	16.73%	6,731
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.220037	13.729555	3.85%	48,381
2019	12.138099	13.220037	8.91%	85,684
2018	12.661327	12.138099	-4.13%	117,681
2017	12.116352	12.661327	4.50%	149,733
2016	10.645941	12.116352	13.81%	162,331
2015	11.624989	10.645941	-8.42%	140,836
2014	11.646447	11.624989	-0.18%	169,677
2013	10.760372	11.646447	8.23%	41,484
2012*	10.000000	10.760372	7.60%	10,769
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.243097	31.004272	45.95%	118,002
2019	15.722390	21.243097	35.11%	193,762
2018	16.062719	15.722390	-2.12%	47,664
2017	12.922235	16.062719	24.30%	51,864
2016	12.431672	12.922235	3.95%	55,636
2015	13.470510	12.431672	-7.71%	49,380
2014	12.749157	13.470510	5.66%	43,510
2013	10.016988	12.749157	27.28%	22,317
2012*	10.000000	10.016988	0.17%	103

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.213800	11.030034	7.99%	13,972
2019	9.542250	10.213800	7.04%	15,513
2018	9.870034	9.542250	-3.32%	8,544
2017	9.749147	9.870034	1.24%	36,730
2016	9.736301	9.749147	0.13%	29,219
2015*	10.000000	9.736301	-2.64%	6,074
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	51.578265	70.242666	36.19%	5,934
2019	38.477715	51.578265	34.05%	7,534
2018	38.623804	38.477715	-0.38%	10,568
2017	30.331295	38.623804	27.34%	10,220
2016	30.374348	30.331295	-0.14%	9,969
2015	27.703016	30.374348	9.64%	6,962
2014	26.074827	27.703016	6.24%	6,371
2013	20.338543	26.074827	28.20%	5,105
2012	16.765168	20.338543	21.31%	1,216
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.018424	47.272671	47.64%	46,176
2019	22.571747	32.018424	41.85%	45,382
2018	22.839276	22.571747	-1.17%	42,091
2017	16.089229	22.839276	41.95%	50,209
2016	14.426641	16.089229	11.52%	44,577
2015	14.074718	14.426641	2.50%	30,615
2014	13.140911	14.074718	7.11%	3,316
2013	9.908916	13.140911	32.62%	2,479
2012*	10.000000	9.908916	-0.91%	2,639
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.767909	33.829370	13.64%	0
2019	23.985188	29.767909	24.11%	516
2018	28.858471	23.985188	-16.89%	516
2017	22.522457	28.858471	28.13%	1,130
2016	24.645731	22.522457	-8.62%	1,137
2015	27.591124	24.645731	-10.68%	1,143
2014	32.047066	27.591124	-13.90%	45,091
2013	28.628967	32.047066	11.94%	864
2012	25.825644	28.628967	10.85%	1,272
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.937895	10.481918	5.47%	0
2019*	10.000000	9.937895	-0.62%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.794049	9.470886	-3.30%	17,520
2019	8.463564	9.794049	15.72%	18,762
2018	10.610855	8.463564	-20.24%	23,295
2017	8.474127	10.610855	25.21%	33,111
2016	7.162546	8.474127	18.31%	220,221
2015	9.147158	7.162546	-21.70%	2,409
2014	9.792759	9.147158	-6.59%	21,226
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.392828	10.935830	5.22%	12,274
2019	9.787228	10.392828	6.19%	6,168
2018	10.096855	9.787228	-3.07%	2,364
2017	9.924131	10.096855	1.74%	2,364
2016*	10.000000	9.924131	-0.76%	2,747
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.475232	30.624206	42.60%	12,855
2019	15.519061	21.475232	38.38%	16,240
2018	16.122666	15.519061	-3.74%	15,490
2017	13.028378	16.122666	23.75%	13,318
2016	12.224668	13.028378	6.57%	13,500
2015	12.754237	12.224668	-4.15%	13,946
2014	14.076204	12.754237	-9.39%	14,572
2013	10.176152	14.076204	38.33%	11,374
2012*	10.000000	10.176152	1.76%	66
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.995308	36.392706	1.10%	40,202
2019	28.375972	35.995308	26.85%	50,401
2018	32.320809	28.375972	-12.21%	70,729
2017	28.117243	32.320809	14.95%	68,608
2016	25.228559	28.117243	11.45%	75,654
2015	25.999421	25.228559	-2.96%	65,623
2014	24.086185	25.999421	7.94%	35,974
2013	18.134765	24.086185	32.82%	18,916
2012	15.977548	18.134765	13.50%	7,652
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.802757	12.221504	13.13%	0
2019*	10.000000	10.802757	8.03%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.722215	24.398866	17.74%	57,389
2019	16.836698	20.722215	23.08%	133,162
2018	19.043002	16.836698	-11.59%	157,959
2017	15.329102	19.043002	24.23%	324,867
2016	15.070105	15.329102	1.72%	125,072
2015	14.470885	15.070105	4.14%	119,310
2014	14.608273	14.470885	-0.94%	65,688
2013	11.684796	14.608273	25.02%	35,379
2012	10.290473	11.684796	13.55%	6,381

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.254998	32.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.565930	35.66%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.480230	11.083379	-3.46%	14,471
2019	9.166116	11.480230	25.25%	13,139
2018	10.160679	9.166116	-9.79%	13,144
2017	9.216549	10.160679	10.24%	12,829
2016	8.183952	9.216549	12.62%	21,208
2015*	10.000000	8.183952	-18.16%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.474975	22.890530	11.80%	2,579
2019	16.857464	20.474975	21.46%	2,654
2018	18.544097	16.857464	-9.10%	2,484
2017	16.108945	18.544097	15.12%	2,702
2016	14.814894	16.108945	8.73%	2,862
2015	16.292738	14.814894	-9.07%	10,359
2014	16.984351	16.292738	-4.07%	9,871
2013	13.144009	16.984351	29.22%	14,957
2012	10.943563	13.144009	20.11%	4,213
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.507734	18.469964	47.67%	98,848
2019	9.612816	12.507734	30.12%	2,576
2018	11.778733	9.612816	-18.39%	2,956
2017	9.578487	11.778733	22.97%	2,885
2016	10.026232	9.578487	-4.47%	3,103
2015	10.303543	10.026232	-2.69%	5,226
2014	10.663383	10.303543	-3.37%	5,221
2013	8.991347	10.663383	18.60%	5,293
2012	7.946615	8.991347	13.15%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.124347	19.882713	9.70%	605,291
2019	15.319782	18.124347	18.31%	670,188
2018	16.461911	15.319782	-6.94%	766,341
2017	14.513291	16.461911	13.43%	789,001
2016	13.592853	14.513291	6.77%	766,455
2015	13.742108	13.592853	-1.09%	609,499
2014	13.362852	13.742108	2.84%	458,898
2013	11.065785	13.362852	20.76%	233,955
2012	9.763427	11.065785	13.34%	62,666

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.331567	12.121080	6.97%	939,165
2019	10.615125	11.331567	6.75%	1,023,238
2018	10.956121	10.615125	-3.11%	1,127,735
2017	10.836736	10.956121	1.10%	1,067,461
2016	10.777266	10.836736	0.55%	927,865
2015	11.028314	10.777266	-2.28%	779,430
2014	10.725171	11.028314	2.83%	534,069
2013	11.238925	10.725171	-4.57%	334,332
2012	10.931779	11.238925	2.81%	74,245
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.365378	28.463814	27.27%	46,586
2019	16.941353	22.365378	32.02%	71,539
2018	19.097504	16.941353	-11.29%	73,563
2017	14.886099	19.097504	28.29%	76,138
2016	15.168365	14.886099	-1.86%	74,112
2015	14.534816	15.168365	4.36%	82,259
2014	14.571552	14.534816	-0.25%	52,351
2013	11.564229	14.571552	26.01%	28,271
2012	9.670813	11.564229	19.58%	412
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.060692	35.704455	48.39%	252,887
2019	18.854042	24.060692	27.62%	138,078
2018	19.378120	18.854042	-2.70%	153,725
2017	15.479507	19.378120	25.19%	609,058
2016	14.489284	15.479507	6.83%	253,063
2015	13.899208	14.489284	4.25%	266,544
2014	13.130864	13.899208	5.85%	232,308
2013	10.342945	13.130864	26.95%	186,279
2012	8.994660	10.342945	14.99%	117,007
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.295893	21.372136	10.76%	576,203
2019	15.676115	19.295893	23.09%	655,409
2018	16.363646	15.676115	-4.20%	708,602
2017	13.700851	16.363646	19.44%	774,114
2016	12.590793	13.700851	8.82%	793,671
2015	12.716135	12.590793	-0.99%	677,030
2014	11.777700	12.716135	7.97%	580,223
2013	9.042803	11.777700	30.24%	338,251
2012	7.886775	9.042803	14.66%	100,161

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.427904	15.725156	1.93%	33,554
2019	14.427917	15.427904	6.93%	57,658
2018	15.085323	14.427917	-4.36%	96,421
2017	14.483153	15.085323	4.16%	164,030
2016	13.608688	14.483153	6.43%	166,709
2015	14.307050	13.608688	-4.88%	83,359
2014	14.060417	14.307050	1.75%	88,364
2013	14.517954	14.060417	-3.15%	28,490
2012	13.204942	14.517954	9.94%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.338734	34.860135	7.80%	2,464
2019	25.588974	32.338734	26.38%	8,549
2018	26.200294	25.588974	-2.33%	6,163
2017	22.243686	26.200294	17.79%	1,512
2016	20.428485	22.243686	8.89%	1,530
2015	20.718925	20.428485	-1.40%	1,524
2014	18.917203	20.718925	9.52%	0
2013	14.766366	18.917203	28.11%	0
2012	13.242415	14.766366	11.51%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.999199	32.392379	1.23%	7,779
2019	25.722267	31.999199	24.40%	6,904
2018	28.380985	25.722267	-9.37%	7,813
2017	24.618549	28.380985	15.28%	8,738
2016	21.375828	24.618549	15.17%	7,883
2015	23.344310	21.375828	-8.43%	11,582
2014	21.879839	23.344310	6.69%	5,538
2013	16.509610	21.879839	32.53%	5,792
2012	14.264017	16.509610	15.74%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.919839	12.251965	12.20%	53,494
2019	9.698848	10.919839	12.59%	59,180
2018	10.819546	9.698848	-10.36%	60,194
2017	9.326132	10.819546	16.01%	60,503
2016	9.245744	9.326132	0.87%	64,764
2015*	10.000000	9.245744	-7.54%	28,560
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.529014	17.121060	10.25%	81,567
2019	12.789562	15.529014	21.42%	84,722
2018	14.631003	12.789562	-12.59%	94,417
2017	12.467802	14.631003	17.35%	95,303
2016	11.745645	12.467802	6.15%	80,501
2015	12.205577	11.745645	-3.77%	62,825
2014	11.924797	12.205577	2.35%	46,836
2013	9.402759	11.924797	26.82%	27,546
2012	8.264930	9.402759	13.77%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.935965	14.971660	7.43%	463,141
2019	12.246253	13.935965	13.80%	706,192
2018	13.335298	12.246253	-8.17%	743,839
2017	12.149391	13.335298	9.76%	790,828
2016	11.688970	12.149391	3.94%	756,233
2015	12.061403	11.688970	-3.09%	640,701
2014	11.806460	12.061403	2.16%	458,241
2013	10.512648	11.806460	12.31%	326,963
2012	9.664236	10.512648	8.78%	188,688
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.008232	16.386297	9.18%	43,686
2019	12.743051	15.008232	17.78%	44,512
2018	14.167346	12.743051	-10.05%	44,654
2017	12.488991	14.167346	13.44%	46,609
2016	11.879831	12.488991	5.13%	44,494
2015	12.291814	11.879831	-3.35%	44,543
2014	11.986035	12.291814	2.55%	59,543
2013	10.092575	11.986035	18.76%	7,917
2012	9.067261	10.092575	11.31%	1,007
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.205390	12.862952	5.39%	153,193
2019	11.259382	12.205390	8.40%	103,599
2018	11.803862	11.259382	-4.61%	460,926
2017	11.329798	11.803862	4.18%	96,528
2016	11.056236	11.329798	2.47%	72,784
2015	11.371089	11.056236	-2.77%	72,102
2014	11.234242	11.371089	1.22%	70,160
2013	10.930192	11.234242	2.78%	141,054
2012	10.381053	10.930192	5.29%	3,844
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.939535	12.284396	2.89%	198,785
2019	10.706283	11.939535	11.52%	215,466
2018	11.756030	10.706283	-8.93%	256,302
2017	10.457235	11.756030	12.42%	411,844
2016	10.113516	10.457235	3.40%	405,457
2015	10.788459	10.113516	-6.26%	377,733
2014	10.770823	10.788459	0.16%	302,814
2013*	10.000000	10.770823	7.71%	50,451
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.420940	13.061709	5.16%	305,254
2019	10.987179	12.420940	13.05%	408,684
2018	12.072361	10.987179	-8.99%	464,992
2017	10.462807	12.072361	15.38%	475,825
2016	10.056438	10.462807	4.04%	491,558
2015	10.793297	10.056438	-6.83%	407,150
2014	10.908641	10.793297	-1.06%	216,862
2013*	10.000000	10.908641	9.09%	36,332

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.519345	15.741971	8.42%	113,804
2019	12.546663	14.519345	15.72%	123,788
2018	13.787859	12.546663	-9.00%	156,523
2017	12.350333	13.787859	11.64%	164,037
2016	11.812058	12.350333	4.56%	178,659
2015	12.189216	11.812058	-3.09%	226,748
2014	11.900459	12.189216	2.43%	246,608
2013	10.313226	11.900459	15.39%	206,671
2012	9.370438	10.313226	10.06%	25,538
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.254921	16.774148	9.96%	85,516
2019	12.741569	15.254921	19.73%	109,321
2018	14.376021	12.741569	-11.37%	107,291
2017	12.429967	14.376021	15.66%	111,890
2016	11.794064	12.429967	5.39%	111,335
2015	12.225250	11.794064	-3.53%	116,586
2014	11.936604	12.225250	2.42%	120,761
2013	9.805814	11.936604	21.73%	42,816
2012	8.737123	9.805814	12.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.446936	14.363978	6.82%	185,931
2019	12.010625	13.446936	11.96%	204,195
2018	12.876782	12.010625	-6.73%	208,213
2017	11.962895	12.876782	7.64%	219,755
2016	11.521522	11.962895	3.83%	201,501
2015	11.889315	11.521522	-3.09%	132,790
2014	11.662076	11.889315	1.95%	134,133
2013	10.703232	11.662076	8.96%	67,407
2012	9.930383	10.703232	7.78%	13,177
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.516332	14.955252	3.02%	23,070
2019	13.175031	14.516332	10.18%	31,785
2018	15.955829	13.175031	-17.43%	31,121
2017	13.273279	15.955829	20.21%	33,410
2016	13.400887	13.273279	-0.95%	32,041
2015	14.237119	13.400887	-5.87%	25,167
2014	15.824380	14.237119	-10.03%	8,336
2013	13.452307	15.824380	17.63%	5,985
2012	11.487094	13.452307	17.11%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.731921	17.32%	14,333

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.373568	12.940722	4.58%	13,291
2019	11.621711	12.373568	6.47%	17,829
2018	11.948491	11.621711	-2.73%	31,123
2017	11.708490	11.948491	2.05%	31,283
2016	11.383100	11.708490	2.86%	28,196
2015	11.724577	11.383100	-2.91%	33,747
2014	11.434934	11.724577	2.53%	18,928
2013	11.928175	11.434934	-4.14%	14,599
2012	11.330575	11.928175	5.27%	1,117
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.197601	14.095698	6.81%	278,727
2019	12.294310	13.197601	7.35%	26,331
2018	12.738197	12.294310	-3.48%	22,511
2017	12.531982	12.738197	1.65%	22,375
2016	12.380527	12.531982	1.22%	37,674
2015	12.705364	12.380527	-2.56%	20,717
2014	12.367537	12.705364	2.73%	13,812
2013	12.890485	12.367537	-4.06%	9,499
2012	12.286392	12.890485	4.92%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.485371	10.654757	1.62%	0
2019	10.043367	10.485371	4.40%	0
2018*	10.000000	10.043367	0.43%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.943711	36.462343	10.68%	10,556
2019	27.418682	32.943711	20.15%	10,589
2018	33.998633	27.418682	-19.35%	12,409
2017	24.576697	33.998633	38.34%	65,246
2016	23.343809	24.576697	5.28%	12,303
2015	28.451231	23.343809	-17.95%	13,364
2014	30.812509	28.451231	-7.66%	54,824
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.492388	23.356550	3.84%	4,259
2019	20.013001	22.492388	12.39%	5,571
2018	21.065972	20.013001	-5.00%	6,610
2017	20.144447	21.065972	4.57%	7,725
2016	18.014610	20.144447	11.82%	97,889
2015	18.884071	18.014610	-4.60%	6,135
2014	18.799828	18.884071	0.45%	4,194

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.909749	12.375214	3.91%	87,221
2019	11.441567	11.909749	4.09%	28,124
2018	11.687967	11.441567	-2.11%	377,580
2017	11.688279	11.687967	0.00%	30,181
2016	11.844376	11.688279	-1.32%	30,126
2015	12.105446	11.844376	-2.16%	30,542
2014	11.818782	12.105446	2.43%	37,241
2013	12.576205	11.818782	-6.02%	12,385
2012	12.459214	12.576205	0.94%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.497294	8.343358	-1.81%	1,050,510
2019	8.523298	8.497294	-0.31%	429,983
2018	8.583302	8.523298	-0.70%	299,093
2017	8.725671	8.583302	-1.63%	173,585
2016	8.907098	8.725671	-2.04%	330,391
2015	9.093515	8.907098	-2.05%	332,143
2014	9.283829	9.093515	-2.05%	245,528
2013	9.478132	9.283829	-2.05%	260,462
2012	9.677044	9.478132	-2.06%	80,567
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.602650	10.128627	5.48%	15,836
2019	8.244325	9.602650	16.48%	16,962
2018	9.880444	8.244325	-16.56%	21,428
2017	7.937505	9.880444	24.48%	202,266
2016	8.052141	7.937505	-1.42%	23,685
2015	8.494287	8.052141	-5.21%	29,089
2014	8.734954	8.494287	-2.76%	24,091
2013	7.585493	8.734954	15.15%	4,359
2012	6.721206	7.585493	12.86%	46
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.665228	11.191135	4.93%	15,393
2019	8.983686	10.665228	18.72%	15,057
2018	10.681808	8.983686	-15.90%	15,679
2017	8.761836	10.681808	21.91%	15,821
2016	8.898158	8.761836	-1.53%	18,660
2015	9.212385	8.898158	-3.41%	13,615
2014	10.025591	9.212385	-8.11%	7,769
2013	8.458165	10.025591	18.53%	1,444
2012	7.305161	8.458165	15.78%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.657579	32.772769	10.50%	17,211
2019	24.470787	29.657579	21.20%	29,222
2018	27.413353	24.470787	-10.73%	28,432
2017	23.630355	27.413353	16.01%	19,979
2016	22.037069	23.630355	7.23%	19,999
2015	22.725148	22.037069	-3.03%	11,567
2014	22.099056	22.725148	2.83%	0
2013	17.730313	22.099056	24.64%	0
2012	15.618402	17.730313	13.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.363965	18.607857	7.16%	172,868
2019	15.369476	17.363965	12.98%	267,948
2018	16.492792	15.369476	-6.81%	266,087
2017	15.150577	16.492792	8.86%	272,412
2016	14.549762	15.150577	4.13%	260,002
2015	14.880137	14.549762	-2.22%	205,988
2014	14.525530	14.880137	2.44%	168,735
2013	13.074384	14.525530	11.10%	150,253
2012	12.203251	13.074384	7.14%	135,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.152833	23.126593	9.33%	31,575
2019	18.005170	21.152833	17.48%	13,726
2018	19.656045	18.005170	-8.40%	14,085
2017	17.477959	19.656045	12.46%	16,973
2016	16.561012	17.477959	5.54%	21,496
2015	16.998046	16.561012	-2.57%	182,774
2014	16.494139	16.998046	3.06%	11,504
2013	14.092065	16.494139	17.05%	2,986
2012	12.817529	14.092065	9.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.123988	14.763473	4.53%	101,168
2019	13.164596	14.123988	7.29%	148,024
2018	13.688511	13.164596	-3.83%	145,030
2017	13.222778	13.688511	3.52%	118,858
2016	12.946736	13.222778	2.13%	375,867
2015	13.182805	12.946736	-1.79%	186,130
2014	12.954716	13.182805	1.76%	132,287
2013	12.616255	12.954716	2.68%	296,557
2012	12.247086	12.616255	3.01%	5,226

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.936501	12.224977	2.42%	115,420
2019	10.784497	11.936501	10.68%	120,578
2018	11.667897	10.784497	-7.57%	120,531
2017	10.445733	11.667897	11.70%	144,012
2016	10.087934	10.445733	3.55%	144,581
2015	10.644088	10.087934	-5.23%	146,761
2014	10.606395	10.644088	0.36%	79,078
2013*	10.000000	10.606395	6.06%	25,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.498777	13.017289	4.15%	312,909
2019	11.072042	12.498777	12.89%	352,737
2018	12.033649	11.072042	-7.99%	459,985
2017	10.503103	12.033649	14.57%	326,862
2016	10.025458	10.503103	4.76%	303,235
2015	10.656791	10.025458	-5.92%	242,415
2014	10.694439	10.656791	-0.35%	218,618
2013*	10.000000	10.694439	6.94%	52,786
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.906470	23.677118	8.08%	48,363
2019	18.994341	21.906470	15.33%	70,617
2018	20.562072	18.994341	-7.62%	76,278
2017	18.588258	20.562072	10.62%	80,414
2016	17.711094	18.588258	4.95%	82,876
2015	18.142508	17.711094	-2.38%	128,734
2014	17.609812	18.142508	3.02%	133,955
2013	15.415135	17.609812	14.24%	128,579
2012	14.202895	15.415135	8.54%	77,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.499531	29.156418	10.03%	19,570
2019	22.206751	26.499531	19.33%	19,591
2018	24.572893	22.206751	-9.63%	46,612
2017	21.499737	24.572893	14.29%	37,175
2016	20.232410	21.499737	6.26%	37,247
2015	20.807751	20.232410	-2.77%	28,854
2014	20.239948	20.807751	2.81%	1,871
2013	16.884961	20.239948	19.87%	1,910
2012	15.153935	16.884961	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.883879	19.015478	6.33%	64,644
2019	16.088863	17.883879	11.16%	83,877
2018	17.064318	16.088863	-5.72%	80,906
2017	15.951111	17.064318	6.98%	88,287
2016	15.405440	15.951111	3.54%	133,787
2015	15.732684	15.405440	-2.08%	89,508
2014	15.335156	15.732684	2.59%	81,532
2013	14.169038	15.335156	8.23%	56,375
2012	13.389767	14.169038	5.82%	16,826

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.420337	10.933940	4.93%	14,129
2019*	10.000000	10.420337	4.20%	4,973
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.719633	12.154725	13.39%	0
2019*	10.000000	10.719633	7.20%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.072889	10.015347	-0.57%	0
2019*	10.000000	10.072889	0.73%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.947049	13.510065	23.41%	0
2019*	10.000000	10.947049	9.47%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.323265	27.134673	27.25%	5,524
2019	16.717633	21.323265	27.55%	8,351
2018	17.661307	16.717633	-5.34%	16,949
2017	13.881945	17.661307	27.23%	7,173
2016	13.895137	13.881945	-0.09%	7,763
2015	13.755464	13.895137	1.02%	13,308
2014	12.749489	13.755464	7.89%	9,565
2013	9.683662	12.749489	31.66%	8,904
2012	8.512790	9.683662	13.75%	7,585
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.619427	13.237333	4.90%	578,638
2019	10.829208	12.619427	16.53%	732,928
2018	11.617147	10.829208	-6.78%	754,404
2017	10.088684	11.617147	15.15%	704,548
2016	9.488222	10.088684	6.33%	638,876
2015	9.909500	9.488222	-4.25%	428,757
2014*	10.000000	9.909500	-0.91%	73,838
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.520911	15.216204	4.79%	57,286
2019	12.153182	14.520911	19.48%	59,628
2018	12.736963	12.153182	-4.58%	67,084
2017	10.684523	12.736963	19.21%	68,111
2016	9.911859	10.684523	7.80%	75,171
2015	10.105028	9.911859	-1.91%	324,282
2014*	10.000000	10.105028	1.05%	23,716

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.064398	41.870329	16.10%	34,215
2019	26.810085	36.064398	34.52%	157,966
2018	27.802802	26.810085	-3.57%	38,897
2017	22.336623	27.802802	24.47%	138,469
2016	22.069127	22.336623	1.21%	35,341
2015	21.494441	22.069127	2.67%	106,690
2014	20.213544	21.494441	6.34%	8,571
2013	15.142011	20.213544	33.49%	1,751
2012	13.054694	15.142011	15.99%	1,358
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.822436	27.631726	-0.69%	44,288
2019	22.421895	27.822436	24.09%	61,769
2018	25.288878	22.421895	-11.34%	68,261
2017	23.807710	25.288878	6.22%	72,113
2016	20.218003	23.807710	17.76%	101,532
2015	21.600674	20.218003	-6.40%	16,927
2014	19.524697	21.600674	10.63%	14,502
2013	15.138435	19.524697	28.97%	5,703
2012	13.505087	15.138435	12.09%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.776540	17.77%	31,717
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.358307	48.039346	10.80%	29,501
2019	35.228948	43.358307	23.08%	41,712
2018	40.591720	35.228948	-13.21%	39,278
2017	35.791133	40.591720	13.41%	41,782
2016	30.375072	35.791133	17.83%	32,711
2015	31.817149	30.375072	-4.53%	25,490
2014	29.686482	31.817149	7.18%	23,678
2013	22.779330	29.686482	30.32%	2,637
2012	19.797870	22.779330	15.06%	53
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.898339	20.235542	-3.17%	8,203
2019	17.227576	20.898339	21.31%	12,113
2018	20.254921	17.227576	-14.95%	13,407
2017	18.163865	20.254921	11.51%	13,630
2016	15.768607	18.163865	15.19%	16,004
2015	16.577025	15.768607	-4.88%	27,146
2014	14.462419	16.577025	14.62%	66,759
2013	10.882378	14.462419	32.90%	13,899
2012	9.549696	10.882378	13.96%	4,249

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.009120	44.056046	37.64%	680
2019	24.139204	32.009120	32.60%	836
2018	26.853890	24.139204	-10.11%	967
2017	21.993513	26.853890	22.10%	1,048
2016	20.778197	21.993513	5.85%	1,192
2015	21.101359	20.778197	-1.53%	6,501
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	1,130
2012	13.451732	14.900378	10.77%	2,988
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.034706	37.043574	2.80%	2,595
2019	30.995463	36.034706	16.26%	2,540
2018	38.187056	30.995463	-18.83%	2,183
2017	35.846259	38.187056	6.53%	2,205
2016	29.132272	35.846259	23.05%	2,310
2015	31.738219	29.132272	-8.21%	2,462
2014	30.349267	31.738219	4.58%	1,695
2013	22.127653	30.349267	37.16%	4,295
2012	18.778768	22.127653	17.83%	2,103
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.503778	44.947607	19.85%	7,298
2019	30.544464	37.503778	22.78%	13,556
2018	35.779475	30.544464	-14.63%	13,767
2017	32.267099	35.779475	10.89%	13,869
2016	26.880557	32.267099	20.04%	14,018
2015	27.973344	26.880557	-3.91%	14,926
2014	28.400971	27.973344	-1.51%	12,892
2013	20.629507	28.400971	37.67%	7,477
2012	18.278961	20.629507	12.86%	1,120
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.206754	21.334094	11.08%	7,132
2019	15.308945	19.206754	25.46%	7,309
2018	16.455226	15.308945	-6.97%	10,212
2017	13.464665	16.455226	22.21%	10,635
2016	12.106069	13.464665	11.22%	6,474
2015	12.508653	12.106069	-3.22%	7,106
2014	11.984366	12.508653	4.37%	9,665
2013	8.524210	11.984366	40.59%	10,190
2012	7.448970	8.524210	14.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.984883	22.186056	11.01%	1,409
2019	16.186973	19.984883	23.46%	11,126
2018	17.559338	16.186973	-7.82%	1,490
2017	15.144614	17.559338	15.94%	1,572
2016	14.041263	15.144614	7.86%	1,634
2015	14.395374	14.041263	-2.46%	3,134
2014	13.298953	14.395374	8.24%	3,934
2013	9.799276	13.298953	35.71%	38,465
2012	8.982352	9.799276	9.09%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.312645	15.067739	-7.63%	11,525
2019	12.767029	16.312645	27.77%	151,598
2018	13.587031	12.767029	-6.04%	18,387
2017	13.067760	13.587031	3.97%	17,036
2016	12.447076	13.067760	4.99%	18,402
2015	13.470072	12.447076	-7.59%	29,094
2014	10.692960	13.470072	25.97%	35,831
2013	10.629742	10.692960	0.59%	14,276
2012	9.389638	10.629742	13.21%	1,974
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.720345	22.764283	15.44%	363,309
2019	15.387540	19.720345	28.16%	298,039
2018	16.516355	15.387540	-6.83%	300,953
2017	13.908851	16.516355	18.75%	308,211
2016	12.746506	13.908851	9.12%	404,291
2015	12.891727	12.746506	-1.13%	238,884
2014	11.639404	12.891727	10.76%	134,727
2013*	10.000000	11.639404	16.39%	9,303
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.839899	9.911127	0.72%	149,368
2019	9.651362	9.839899	1.95%	163,265
2018	9.774306	9.651362	-1.26%	984,377
2017	9.823183	9.774306	-0.50%	52,835
2016	9.784401	9.823183	0.40%	44,977
2015	10.023374	9.784401	-2.38%	28,937
2014	10.182854	10.023374	-1.57%	15,728
2013	10.385034	10.182854	-1.95%	35,443
2012	10.242058	10.385034	1.40%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.793022	19.626483	16.87%	14,018
2019	13.719933	16.793022	22.40%	16,304
2018	15.801213	13.719933	-13.17%	12,572
2017	14.127509	15.801213	11.85%	12,970
2016	11.932008	14.127509	18.40%	11,409
2015	12.807001	11.932008	-6.83%	6,948
2014	12.505847	12.807001	2.41%	2,105
2013*	10.000000	12.505847	25.06%	2,667

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.301240	33.487764	57.21%	35,087
2019	15.892523	21.301240	34.03%	156,986
2018	17.457551	15.892523	-8.96%	10,027
2017	13.975373	17.457551	24.92%	178,716
2016	13.452434	13.975373	3.89%	7,175
2015	13.781662	13.452434	-2.39%	37,639
2014	13.565524	13.781662	1.59%	2,841
2013	9.991851	13.565524	35.77%	3,734
2012	8.898342	9.991851	12.29%	5,642
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.487769	11.866892	3.30%	1,972
2019	10.272145	11.487769	11.83%	1,972
2018	11.206433	10.272145	-8.34%	1,972
2017	10.377555	11.206433	7.99%	1,972
2016	10.011911	10.377555	3.65%	1,972
2015	10.733401	10.011911	-6.72%	1,972
2014	10.670968	10.733401	0.59%	2,755
2013	10.137401	10.670968	5.26%	784
2012*	10.000000	10.137401	1.37%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.271168	12.602581	2.70%	0
2019	10.740660	12.271168	14.25%	0
2018	12.062923	10.740660	-10.96%	0
2017	10.495241	12.062923	14.94%	0
2016	10.189360	10.495241	3.00%	51
2015	11.479272	10.189360	-11.24%	51
2014	11.616846	11.479272	-1.18%	22
2013	10.256048	11.616846	13.27%	0
2012*	10.000000	10.256048	2.56%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.254694	12.667307	3.37%	0
2019	10.796407	12.254694	13.51%	0
2018	11.932315	10.796407	-9.52%	0
2017	10.721443	11.932315	11.29%	0
2016	10.340786	10.721443	3.68%	100
2015	11.312030	10.340786	-8.59%	101
2014	11.267291	11.312030	0.40%	45
2013	10.273684	11.267291	9.67%	0
2012*	10.000000	10.273684	2.74%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.294349	11.937665	5.70%	43,242
2019	10.318904	11.294349	9.45%	45,114
2018	11.143054	10.318904	-7.40%	46,069
2017	10.033269	11.143054	11.06%	46,184
2016	9.071907	10.033269	10.60%	60,713
2015	10.198911	9.071907	-11.05%	56,162
2014	10.365238	10.198911	-1.60%	60,044
2013	10.570625	10.365238	-1.94%	57,675
2012*	10.000000	10.570625	5.71%	3,411
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.800934	11.275618	4.39%	703
2019	9.617744	10.800934	12.30%	883
2018	10.318045	9.617744	-6.79%	1,905
2017	9.594984	10.318045	7.54%	1,948
2016	8.652039	9.594984	10.90%	1,982
2015	9.047108	8.652039	-4.37%	684
2014	9.108516	9.047108	-0.67%	3,472
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.153609	12.089803	8.39%	4,120
2019	10.650294	11.153609	4.73%	5,736
2018	11.336213	10.650294	-6.05%	15,624
2017	10.450942	11.336213	8.47%	16,047
2016	10.368032	10.450942	0.80%	63,286
2015	11.403258	10.368032	-9.08%	16,482
2014	11.606988	11.403258	-1.76%	16,303
2013	12.682788	11.606988	-8.48%	15,675
2012	12.305093	12.682788	3.07%	1,042
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.709374	10.792945	0.78%	112,624
2019	10.520709	10.709374	1.79%	83,094
2018	10.716703	10.520709	-1.83%	94,671
2017	10.805073	10.716703	-0.82%	96,235
2016	10.888496	10.805073	-0.77%	94,442
2015	11.093216	10.888496	-1.85%	91,534
2014	11.241278	11.093216	-1.32%	72,367
2013	11.503255	11.241278	-2.28%	72,552
2012	11.106030	11.503255	3.58%	23,589
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.077083	10.081768	0.05%	3,096
2019	10.017876	10.077083	0.59%	10,989
2018	10.084781	10.017876	-0.66%	3,107
2017	10.063287	10.084781	0.21%	1,373
2016*	10.000000	10.063287	0.63%	723

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.933147	11.622621	6.31%	137,279
2019	10.311548	10.933147	6.03%	208,711
2018	10.595843	10.311548	-2.68%	624,387
2017	10.319874	10.595843	2.67%	219,948
2016	10.269921	10.319874	0.49%	220,541
2015	10.449787	10.269921	-1.72%	219,687
2014	10.241673	10.449787	2.03%	188,002
2013	10.675195	10.241673	-4.06%	123,283
2012	9.953562	10.675195	7.25%	34,173
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.019460	20.882852	9.80%	0
2019	15.514986	19.019460	22.59%	161,733
2018	19.585192	15.514986	-20.78%	0
2017	15.795322	19.585192	23.99%	0
2016	16.530564	15.795322	-4.45%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.435569	34.36%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.830182	13.296332	3.63%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.244656	52.223809	26.62%	48,367
2019	32.735636	41.244656	25.99%	64,021
2018	33.140700	32.735636	-1.22%	70,137
2017	26.575298	33.140700	24.70%	90,426
2016	30.386149	26.575298	-12.54%	98,518
2015	27.582450	30.386149	10.16%	114,205
2014	21.459021	27.582450	28.54%	104,822
2013	14.555434	21.459021	47.43%	24,569
2012	11.344069	14.555434	28.31%	4,544
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.498029	6.399242	16.39%	16,090
2019	5.032085	5.498029	9.26%	31,510
2018	7.178363	5.032085	-29.90%	20,603
2017	7.475540	7.178363	-3.98%	20,490
2016	5.321370	7.475540	40.48%	15,217
2015	8.185408	5.321370	-34.99%	26,077
2014	10.361592	8.185408	-21.00%	12,627
2013	9.591019	10.361592	8.03%	13,999
2012*	10.000000	9.591019	-4.09%	3,665
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.739613	10.356379	-3.57%	0
2019*	10.000000	10.739613	7.40%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.188935	51.294544	54.55%	29,600
2019	27.143946	33.188935	22.27%	21,872
2018	27.357289	27.143946	-0.78%	23,651
2017	22.190095	27.357289	23.29%	24,938
2016	21.024512	22.190095	5.54%	25,943
2015	22.101703	21.024512	-4.87%	29,553
2014	22.996187	22.101703	-3.89%	14,586
2013	15.627386	22.996187	47.15%	9,072
2012	14.791041	15.627386	5.65%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.546296	12.866700	2.55%	0
2019	11.131920	12.546296	12.71%	0
2018	12.286525	11.131920	-9.40%	0
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.694442	8.691148	-0.04%	0
2019	7.611992	8.694442	14.22%	0
2018*	10.000000	7.611992	-23.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.483330	38.785780	0.79%	6,946
2019	32.817504	38.483330	17.26%	6,711
2018	39.620386	32.817504	-17.17%	6,933
2017	35.896278	39.620386	10.37%	7,286
2016	29.409928	35.896278	22.05%	8,179
2015	31.887307	29.409928	-7.77%	5,401
2014	29.927338	31.887307	6.55%	2,857
2013	22.232804	29.927338	34.61%	7,692
2012	19.189871	22.232804	15.86%	5,631
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.496646	13.389504	7.14%	3,719
2019	11.733202	12.496646	6.51%	4,353
2018	12.346636	11.733202	-4.97%	8,184
2017	12.176507	12.346636	1.40%	23,738
2016	11.926397	12.176507	2.10%	4,837
2015	12.503325	11.926397	-4.61%	7,971
2014	12.376204	12.503325	1.03%	8,171
2013	13.827122	12.376204	-10.49%	7,141
2012	13.166455	13.827122	5.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.352130	29.024948	-1.11%	9,153
2019	23.266566	29.352130	26.16%	9,312
2018	27.336517	23.266566	-14.89%	9,592
2017	25.074214	27.336517	9.02%	9,607
2016	20.890693	25.074214	20.03%	19,505
2015	21.703488	20.890693	-3.74%	16,721
2014	19.091446	21.703488	13.68%	23,281
2013	15.027459	19.091446	27.04%	1,103
2012	13.220882	15.027459	13.66%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	31.197570	30.764519	-1.39%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.670069	15.191291	3.55%	82,513
2019	12.713461	14.670069	15.39%	87,092
2018	13.670325	12.713461	-7.00%	91,186
2017	12.174508	13.670325	12.29%	95,617
2016	11.603541	12.174508	4.92%	99,379
2015	11.993088	11.603541	-3.25%	176,514
2014	11.916280	11.993088	0.64%	183,668
2013	10.104760	11.916280	17.93%	123,026
2012*	10.000000	10.104760	1.05%	182
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.297307	11.823539	4.66%	0
2019	10.056761	11.297307	12.34%	582
2018	10.590126	10.056761	-5.04%	0
2017	10.111918	10.590126	4.73%	1,222
2016	9.164027	10.111918	10.34%	1,714
2015*	10.000000	9.164027	-8.36%	492
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.205710	10.833899	6.16%	18,609
2019	9.560746	10.205710	6.75%	28,584
2018	9.848058	9.560746	-2.92%	50,799
2017	9.756182	9.848058	0.94%	31,004
2016	9.735632	9.756182	0.21%	23,173
2015*	10.000000	9.735632	-2.64%	15,497
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.169645	14.352659	1.29%	12,242
2019	11.366877	14.169645	24.66%	19,091
2018	12.555204	11.366877	-9.46%	19,696
2017	11.019587	12.555204	13.94%	24,576
2016	9.707758	11.019587	13.51%	23,603
2015*	10.000000	9.707758	-2.92%	17,080
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.569648	19.561131	18.05%	8,801
2019	14.387743	16.569648	15.17%	10,377
2018	15.919813	14.387743	-9.62%	10,862
2017	14.314572	15.919813	11.21%	12,010
2016	14.099198	14.314572	1.53%	13,400
2015	14.562187	14.099198	-3.18%	19,029
2014	14.607535	14.562187	-0.31%	6,560
2013	13.054196	14.607535	11.90%	1,669
2012	12.138691	13.054196	7.54%	1,287

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.642813	13.334754	5.47%	41,673
2019	10.785696	12.642813	17.22%	11,673
2018	13.081768	10.785696	-17.55%	39,920
2017	11.626476	13.081768	12.52%	41,601
2016	10.318625	11.626476	12.67%	40,025
2015	10.823098	10.318625	-4.66%	37,738
2014*	10.000000	10.823098	8.23%	28,816
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	43.247346	46.795189	8.20%	146
2019	36.182869	43.247346	19.52%	146
2018	40.650274	36.182869	-10.99%	146
2017	36.975780	40.650274	9.94%	146
2016	30.069101	36.975780	22.97%	937
2015	31.478881	30.069101	-4.48%	147
2014	30.618868	31.478881	2.81%	147
2013	22.248661	30.618868	37.62%	5,446
2012	19.656053	22.248661	13.19%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.915338	39.850736	15.18%	86
2019	27.050803	34.915338	29.07%	861
2018	29.074308	27.050803	-6.96%	873
2017	24.524121	29.074308	18.55%	877
2016	22.499952	24.524121	9.00%	887
2015	22.808024	22.499952	-1.35%	889
2014	20.619086	22.808024	10.62%	961
2013	16.007451	20.619086	28.81%	1,024
2012	14.174868	16.007451	12.93%	995
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.899986	37.285933	20.67%	221
2019	23.268899	30.899986	32.80%	286
2018	25.614786	23.268899	-9.16%	312
2017	20.619824	25.614786	24.22%	353
2016	19.587114	20.619824	5.27%	403
2015	20.586423	19.587114	-4.85%	426
2014	19.521593	20.586423	5.45%	4,565
2013	16.520104	19.521593	18.17%	376
2012	15.337686	16.520104	7.71%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.853915	11.284612	3.97%	0
2019	9.524361	10.853915	13.96%	0
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.336251	15.629032	-4.33%	10,080
2019	13.078408	16.336251	24.91%	32,624
2018	16.102905	13.078408	-18.78%	33,810
2017	14.731890	16.102905	9.31%	52,016
2016	11.490393	14.731890	28.21%	52,788
2015	12.560631	11.490393	-8.52%	52,209
2014	12.159997	12.560631	3.29%	26,776
2013*	10.000000	12.159997	21.60%	3,741
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.516337	10.490591	-0.24%	0
2019	10.042044	10.516337	4.72%	1,918
2018	10.278018	10.042044	-2.30%	1,547
2017	10.158862	10.278018	1.17%	1,468
2016	9.533872	10.158862	6.56%	1,468
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.354026	13.253100	28.00%	0
2019	8.194606	10.354026	26.35%	5,893
2018*	10.000000	8.194606	-18.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.570396	18.189600	9.77%	21,125
2019	14.637677	16.570396	13.20%	33,824
2018	15.635150	14.637677	-6.38%	38,437
2017	14.172206	15.635150	10.32%	38,411
2016	13.769924	14.172206	2.92%	37,083
2015	14.154772	13.769924	-2.72%	30,864
2014	13.888325	14.154772	1.92%	24,659
2013	12.545176	13.888325	10.71%	20,931
2012	11.496399	12.545176	9.12%	17,583
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.102943	20.311126	12.20%	2,558
2019	15.440664	18.102943	17.24%	2,579
2018	16.811831	15.440664	-8.16%	2,602
2017	14.784772	16.811831	13.71%	2,624
2016	14.287368	14.784772	3.48%	2,645
2015	14.676154	14.287368	-2.65%	0
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.969837	22.781137	14.08%	0
2019	16.452022	19.969837	21.38%	0
2018	18.298109	16.452022	-10.09%	0
2017	15.500691	18.298109	18.05%	0
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	1,279
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.361541	15.959180	19.44%	28,099
2019	11.007561	13.361541	21.39%	39,303
2018	11.779748	11.007561	-6.56%	53,056
2017	10.372275	11.779748	13.57%	29,725
2016*	10.000000	10.372275	3.72%	30,308
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	39.469495	50.272374	27.37%	0
2019	30.742497	39.469495	28.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.135255	7.965413	-34.36%	20,090
2019	11.298224	12.135255	7.41%	15,230
2018	15.357782	11.298224	-26.43%	16,096
2017	16.150505	15.357782	-4.91%	21,677
2016	12.368603	16.150505	30.58%	19,499
2015	15.958734	12.368603	-22.50%	13,469
2014	18.706175	15.958734	-14.69%	6,344
2013	15.406781	18.706175	21.42%	2,415
2012	15.042052	15.406781	2.42%	8,424
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.017918	29.166295	4.10%	3,112
2019	22.538535	28.017918	24.31%	3,214
2018	25.199984	22.538535	-10.56%	3,567
2017	22.871799	25.199984	10.18%	7,710
2016	19.866582	22.871799	15.13%	8,931
2015	21.212633	19.866582	-6.35%	10,216
2014	19.994366	21.212633	6.09%	9,365
2013	15.993367	19.994366	25.02%	2,724
2012	13.971141	15.993367	14.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.378831	15.130393	5.23%	3,955
2019	11.337258	14.378831	26.83%	35,756
2018	12.767449	11.337258	-11.20%	21,441
2017	11.194204	12.767449	14.05%	23,748
2016*	10.000000	11.194204	11.94%	25,403

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	39.471990	55.416309	40.39%	22,408
2019	30.124488	39.471990	31.03%	32,076
2018	30.939846	30.124488	-2.64%	23,959
2017	23.464077	30.939846	31.86%	24,156
2016	23.859236	23.464077	-1.66%	10,431
2015	22.820347	23.859236	4.55%	20,983
2014	21.018865	22.820347	8.57%	14,791
2013	15.802459	21.018865	33.01%	4,100
2012	14.124403	15.802459	11.88%	10,678
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.527599	14.442365	6.76%	27,181
2019	12.642897	13.527599	7.00%	52,996
2018	13.031461	12.642897	-2.98%	35,145
2017	12.812315	13.031461	1.71%	35,525
2016	12.538269	12.812315	2.19%	44,732
2015	12.930203	12.538269	-3.03%	9,362
2014	12.517818	12.930203	3.29%	3,088
2013	13.069669	12.517818	-4.22%	1,873
2012	12.655223	13.069669	3.27%	416
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	42.340969	48.808337	15.27%	8,707
2019	35.148603	42.340969	20.46%	17,273
2018	42.174399	35.148603	-16.66%	8,871
2017	35.773363	42.174399	17.89%	10,888
2016	32.679385	35.773363	9.47%	9,177
2015	33.967851	32.679385	-3.79%	9,248
2014	32.756258	33.967851	3.70%	9,081
2013	24.650595	32.756258	32.88%	2,673
2012	22.002291	24.650595	12.04%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.953496	28.146589	12.80%	12,816
2019	20.011414	24.953496	24.70%	13,049
2018	24.091890	20.011414	-16.94%	11,502
2017	18.949496	24.091890	27.14%	9,998
2016	20.452099	18.949496	-7.35%	10,435
2015	20.244873	20.452099	1.02%	11,039
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.115729	11.955972	-8.84%	0
2019	10.907539	13.115729	20.24%	4,372
2018	11.924085	10.907539	-8.53%	0
2017	11.748430	11.924085	1.50%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.719864	14.993777	9.29%	1,460
2019	11.704105	13.719864	17.22%	1,533
2018	13.247132	11.704105	-11.65%	4,484
2017	12.095368	13.247132	9.52%	19,212
2016	10.926500	12.095368	10.70%	3,994
2015	11.912505	10.926500	-8.28%	4,824
2014	11.843193	11.912505	0.59%	783
2013	9.783808	11.843193	21.05%	13,503
2012	8.674370	9.783808	12.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.377858	16.128626	-1.52%	3,848
2019	14.429074	16.377858	13.51%	3,876
2018	15.419151	14.429074	-6.42%	4,068
2017	14.374513	15.419151	7.27%	4,457
2016	12.889373	14.374513	11.52%	4,421
2015	14.179668	12.889373	-9.10%	11,646
2014	13.858930	14.179668	2.31%	4,759
2013	12.436769	13.858930	11.44%	6,184
2012	11.288871	12.436769	10.17%	65
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	39.193201	40.319865	2.87%	0
2019	31.717738	39.193201	23.57%	0
2018	37.229500	31.717738	-14.80%	0
2017	34.400270	37.229500	8.22%	0
2016	27.016132	34.400270	27.33%	0
2015	29.827358	27.016132	-9.42%	0
2014	30.325331	29.827358	-1.64%	0
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.019311	8.354992	-7.37%	253
2019	9.040227	9.019311	-0.23%	261
2018	9.069002	9.040227	-0.32%	256
2017	9.097251	9.069002	-0.31%	231
2016	9.035805	9.097251	0.68%	285
2015	9.654738	9.035805	-6.41%	286
2014	9.694231	9.654738	-0.41%	264
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.217870	12.440609	1.82%	0
2019	11.160502	12.217870	9.47%	0
2018	11.930276	11.160502	-6.45%	0
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.949254	10.384196	4.37%	0
2019	9.348341	9.949254	6.43%	0
2018*	10.000000	9.348341	-6.52%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.447374	9.922155	5.03%	0
2019	9.198739	9.447374	2.70%	0
2018	9.909704	9.198739	-7.17%	0
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	8,089
2013*	10.000000	9.848043	-1.52%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	39.426780	49.100655	24.54%	8,568
2019	30.667373	39.426780	28.56%	16,377
2018	36.211469	30.667373	-15.31%	10,667
2017	27.159120	36.211469	33.33%	11,217
2016	27.812084	27.159120	-2.35%	12,217
2015	27.430424	27.812084	1.39%	11,901
2014	27.482467	27.430424	-0.19%	10,069
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.319115	34.824427	11.19%	4,614
2019	24.308547	31.319115	28.84%	6,048
2018	27.048855	24.308547	-10.13%	6,526
2017	23.710936	27.048855	14.08%	7,568
2016	21.781778	23.710936	8.86%	8,310
2015	21.600670	21.781778	0.84%	5,877
2014	20.005831	21.600670	7.97%	3,061
2013	15.562853	20.005831	28.55%	2,104
2012	13.647025	15.562853	14.04%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.560706	16.578851	6.54%	0
2019	12.724774	15.560706	22.29%	0
2018	14.720232	12.724774	-13.56%	0
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	41.609050	48.684405	17.00%	1,953
2019	33.730070	41.609050	23.36%	2,370
2018	38.556841	33.730070	-12.52%	2,566
2017	34.607526	38.556841	11.41%	2,912
2016	30.069747	34.607526	15.09%	2,952
2015	32.741484	30.069747	-8.16%	1,413
2014	29.983512	32.741484	9.20%	3,873
2013	21.801155	29.983512	37.53%	346
2012	18.945064	21.801155	15.08%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.488276	12.415975	18.38%	5,200
2019	8.381413	10.488276	25.14%	10,312
2018	10.654240	8.381413	-21.33%	10,506
2017	8.614919	10.654240	23.67%	10,743
2016	9.054037	8.614919	-4.85%	9,852
2015	8.978848	9.054037	0.84%	6,848
2014*	10.000000	8.978848	-10.21%	1,285
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.353407	18.213252	11.37%	17,497
2019	13.730901	16.353407	19.10%	18,461
2018	14.849239	13.730901	-7.53%	20,417
2017	12.836602	14.849239	15.68%	21,055
2016	13.470536	12.836602	-4.71%	21,929
2015	15.027973	13.470536	-10.36%	23,279
2014	16.220172	15.027973	-7.35%	21,752
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	10,219
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.065648	13.548443	3.70%	30,416
2019	12.014742	13.065648	8.75%	31,647
2018	12.551977	12.014742	-4.28%	33,383
2017	12.030071	12.551977	4.34%	36,467
2016	10.586296	12.030071	13.64%	25,029
2015	11.577594	10.586296	-8.56%	9,594
2014	11.616749	11.577594	-0.34%	10,170
2013	10.749390	11.616749	8.07%	8,519
2012*	10.000000	10.749390	7.49%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.994977	30.595272	45.73%	6,591
2019	15.562579	20.994977	34.91%	28,356
2018	15.923990	15.562579	-2.27%	9,945
2017	12.830212	15.923990	24.11%	12,518
2016	12.362025	12.830212	3.79%	12,985
2015	13.415603	12.362025	-7.85%	15,330
2014	12.716657	13.415603	5.50%	14,237
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.140975	10.934630	7.83%	9,837
2019	9.488741	10.140975	6.87%	11,079
2018	9.829829	9.488741	-3.47%	11,889
2017	9.724293	9.829829	1.09%	12,353
2016	9.726339	9.724293	-0.02%	7,438
2015*	10.000000	9.726339	-2.74%	74
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	50.261620	68.344844	35.98%	153
2019	37.552987	50.261620	33.84%	192
2018	37.753726	37.552987	-0.53%	197
2017	29.693328	37.753726	27.15%	2,067
2016	29.780955	29.693328	-0.29%	2,386
2015	27.203452	29.780955	9.47%	2,369
2014	25.643905	27.203452	6.08%	2,400
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.644066	46.648509	47.42%	2,962
2019	22.342029	31.644066	41.63%	3,206
2018	22.641715	22.342029	-1.32%	3,860
2017	15.974426	22.641715	41.74%	11,807
2016	14.345600	15.974426	11.35%	2,104
2015	14.017124	14.345600	2.34%	687
2014	13.107199	14.017124	6.94%	199
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.007755	32.915014	13.47%	291
2019	23.408542	29.007755	23.92%	291
2018	28.208133	23.408542	-17.01%	291
2017	22.048542	28.208133	27.94%	314
2016	24.164065	22.048542	-8.75%	343
2015	27.093428	24.164065	-10.81%	321
2014	31.517293	27.093428	-14.04%	7,041
2013	28.198864	31.517293	11.77%	173
2012	25.476788	28.198864	10.68%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.934644	10.462455	5.31%	0
2019*	10.000000	9.934644	-0.65%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.694426	9.360180	-3.45%	0
2019	8.390326	9.694426	15.54%	0
2018	10.535278	8.390326	-20.36%	0
2017	8.426621	10.535278	25.02%	0
2016	7.133274	8.426621	18.13%	10,731
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	16,196
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.334631	10.857954	5.06%	8,872
2019	9.747349	10.334631	6.03%	9,396
2018	10.071224	9.747349	-3.22%	29,989
2017	9.914080	10.071224	1.59%	10,854
2016*	10.000000	9.914080	-0.86%	6,472
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.224396	30.220212	42.38%	6,599
2019	15.361301	21.224396	38.17%	16,501
2018	15.983408	15.361301	-3.89%	3,847
2017	12.935593	15.983408	23.56%	3,927
2016	12.156168	12.935593	6.41%	4,016
2015	12.702220	12.156168	-4.30%	4,020
2014	14.040316	12.702220	-9.53%	4,026
2013	10.165760	14.040316	38.11%	421
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.076405	35.409319	0.95%	8,905
2019	27.693969	35.076405	26.66%	10,278
2018	31.592684	27.693969	-12.34%	10,617
2017	27.525826	31.592684	14.77%	13,947
2016	24.735666	27.525826	11.28%	14,903
2015	25.530576	24.735666	-3.11%	7,820
2014	23.688108	25.530576	7.78%	5,749
2013	17.862377	23.688108	32.61%	323
2012	15.761758	17.862377	13.33%	268
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.791693	12.190288	12.96%	0
2019*	10.000000	10.791693	7.92%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.417603	24.003397	17.56%	20,760
2019	16.614636	20.417603	22.89%	25,326
2018	18.820831	16.614636	-11.72%	29,575
2017	15.173415	18.820831	24.04%	44,063
2016	14.939858	15.173415	1.56%	28,695
2015	14.367827	14.939858	3.98%	34,272
2014	14.526499	14.367827	-1.09%	9,252
2013	11.637191	14.526499	24.83%	8,985
2012	10.264305	11.637191	13.38%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.241503	32.42%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.552125	35.52%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.398372	10.987490	-3.60%	0
2019	9.114717	11.398372	25.05%	0
2018	10.119278	9.114717	-9.93%	0
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.189410	22.536732	11.63%	0
2019	16.647847	20.189410	21.27%	0
2018	18.341767	16.647847	-9.24%	0
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.286001	18.114780	47.44%	331
2019	9.456887	12.286001	29.92%	391
2018	11.605574	9.456887	-18.51%	269
2017	9.452097	11.605574	22.78%	258
2016	9.909075	9.452097	-4.61%	271
2015	10.198779	9.909075	-2.84%	275
2014	10.571160	10.198779	-3.52%	268
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.748692	19.440797	9.53%	145,067
2019	15.025250	17.748692	18.13%	132,914
2018	16.170326	15.025250	-7.08%	152,981
2017	14.278020	16.170326	13.25%	164,034
2016	13.392959	14.278020	6.61%	154,723
2015	13.560787	13.392959	-1.24%	119,083
2014	13.206766	13.560787	2.68%	103,360
2013	10.953289	13.206766	20.57%	25,352
2012	9.679028	10.953289	13.17%	19,131

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.096721	11.851704	6.80%	242,489
2019	10.411078	11.096721	6.59%	233,318
2018	10.762085	10.411078	-3.26%	270,904
2017	10.661096	10.762085	0.95%	271,587
2016	10.618800	10.661096	0.40%	198,124
2015	10.882810	10.618800	-2.43%	150,371
2014	10.599899	10.882810	2.67%	127,045
2013	11.124682	10.599899	-4.72%	31,199
2012	10.837297	11.124682	2.65%	19,264
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.901727	27.831069	27.07%	5,349
2019	16.615582	21.901727	31.81%	6,859
2018	18.759184	16.615582	-11.43%	7,154
2017	14.644726	18.759184	28.10%	7,471
2016	14.945249	14.644726	-2.01%	7,953
2015	14.342990	14.945249	4.20%	7,521
2014	14.401302	14.342990	-0.40%	5,388
2013	11.446637	14.401302	25.81%	1,607
2012	9.587174	11.446637	19.40%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.561910	34.910838	48.17%	31,680
2019	18.491513	23.561910	27.42%	29,366
2018	19.034836	18.491513	-2.85%	32,143
2017	15.228524	19.034836	24.99%	67,351
2016	14.276144	15.228524	6.67%	37,845
2015	13.715751	14.276144	4.09%	20,684
2014	12.977426	13.715751	5.69%	15,710
2013	10.237758	12.977426	26.76%	1,427
2012	8.916863	10.237758	14.81%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.924808	20.929024	10.59%	169,159
2019	15.398213	18.924808	22.90%	169,874
2018	16.098362	15.398213	-4.35%	204,030
2017	13.499339	16.098362	19.25%	209,434
2016	12.424579	13.499339	8.65%	208,496
2015	12.567526	12.424579	-1.14%	200,903
2014	11.657913	12.567526	7.80%	149,055
2013	8.964552	11.657913	30.04%	31,590
2012	7.830551	8.964552	14.48%	24,149

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.034026	15.300217	1.77%	11,359
2019	14.081128	15.034026	6.77%	11,399
2018	14.745438	14.081128	-4.51%	13,120
2017	14.178489	14.745438	4.00%	14,749
2016	13.342799	14.178489	6.26%	3,802
2015	14.049031	13.342799	-5.03%	4,330
2014	13.828018	14.049031	1.60%	2,221
2013	14.299888	13.828018	-3.30%	1,712
2012	13.026591	14.299888	9.77%	59
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	31.513177	33.918180	7.63%	6,961
2019	24.973960	31.513177	26.18%	10,115
2018	25.610049	24.973960	-2.48%	8,909
2017	21.775801	25.610049	17.61%	10,114
2016	20.029362	21.775801	8.72%	8,642
2015	20.345283	20.029362	-1.55%	4,396
2014	18.604547	20.345283	9.36%	1,925
2013	14.544570	18.604547	27.91%	1,681
2012	13.063558	14.544570	11.34%	1,236
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.182227	31.517017	1.07%	3,719
2019	25.103983	31.182227	24.21%	3,602
2018	27.741550	25.103983	-9.51%	3,738
2017	24.100666	27.741550	15.11%	4,109
2016	20.958174	24.100666	14.99%	4,699
2015	22.923327	20.958174	-8.57%	3,348
2014	21.518216	22.923327	6.53%	2,824
2013	16.261624	21.518216	32.33%	2,312
2012	14.071359	16.261624	15.57%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.845326	12.149735	12.03%	11,974
2019	9.647444	10.845326	12.42%	21,890
2018	10.778812	9.647444	-10.50%	22,359
2017	9.305215	10.778812	15.84%	22,232
2016	9.239107	9.305215	0.72%	23,036
2015*	10.000000	9.239107	-7.61%	17,253
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.253749	16.791822	10.08%	29,124
2019	12.582119	15.253749	21.23%	29,077
2018	14.415914	12.582119	-12.72%	29,094
2017	12.303293	14.415914	17.17%	29,075
2016	11.608388	12.303293	5.99%	29,068
2015	12.081451	11.608388	-3.92%	19,581
2014	11.821642	12.081451	2.20%	13,828
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.689000	14.683823	7.27%	50,853
2019	12.047670	13.689000	13.62%	69,767
2018	13.139320	12.047670	-8.31%	77,793
2017	11.989137	13.139320	9.59%	81,952
2016	11.552426	11.989137	3.78%	81,597
2015	11.938789	11.552426	-3.24%	59,096
2014	11.704365	11.938789	2.00%	56,145
2013	10.437720	11.704365	12.14%	38,992
2012	9.610103	10.437720	8.61%	31,209
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.742244	16.071233	9.01%	0
2019	12.536412	14.742244	17.60%	142
2018	13.959122	12.536412	-10.19%	143
2017	12.324247	13.959122	13.27%	2,395
2016	11.741049	12.324247	4.97%	2,395
2015	12.166858	11.741049	-3.50%	526
2014	11.882387	12.166858	2.39%	145
2013	10.020638	11.882387	18.58%	145
2012	9.016475	10.020638	11.14%	146
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.989085	12.615652	5.23%	80,757
2019	11.076799	11.989085	8.24%	103,489
2018	11.630355	11.076799	-4.76%	95,423
2017	11.180337	11.630355	4.03%	81,139
2016	10.927071	11.180337	2.32%	88,647
2015	11.255488	10.927071	-2.92%	41,406
2014	11.137086	11.255488	1.06%	57,694
2013	10.852280	11.137086	2.62%	21,412
2012	10.322914	10.852280	5.13%	10,988
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.818126	12.140864	2.73%	76,356
2019	10.613658	11.818126	11.35%	94,616
2018	11.672314	10.613658	-9.07%	99,723
2017	10.398637	11.672314	12.25%	103,304
2016	10.072220	10.398637	3.24%	99,743
2015	10.760901	10.072220	-6.40%	109,732
2014	10.759793	10.760901	0.01%	63,645
2013*	10.000000	10.759793	7.60%	46,423
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.294664	12.909123	5.00%	79,003
2019	10.892154	12.294664	12.88%	103,172
2018	11.986415	10.892154	-9.13%	152,260
2017	10.404204	11.986415	15.21%	147,479
2016	10.015387	10.404204	3.88%	145,453
2015	10.765736	10.015387	-6.97%	178,918
2014	10.897481	10.765736	-1.21%	41,233
2013*	10.000000	10.897481	8.97%	39,898

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.262037	15.439330	8.25%	22,534
2019	12.343209	14.262037	15.55%	48,756
2018	13.585219	12.343209	-9.14%	50,899
2017	12.187416	13.585219	11.47%	53,290
2016	11.674066	12.187416	4.40%	51,339
2015	12.065292	11.674066	-3.24%	39,393
2014	11.797543	12.065292	2.27%	42,293
2013	10.239715	11.797543	15.21%	38,061
2012	9.317957	10.239715	9.89%	2,125
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.984576	16.451655	9.79%	10,425
2019	12.534961	14.984576	19.54%	28,165
2018	14.164730	12.534961	-11.51%	12,095
2017	12.265995	14.164730	15.48%	12,710
2016	11.656278	12.265995	5.23%	12,743
2015	12.100970	11.656278	-3.67%	12,262
2014	11.833381	12.100970	2.26%	2,683
2013	9.735914	11.833381	21.54%	2,212
2012	8.688170	9.735914	12.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.208655	14.087853	6.66%	8,774
2019	11.815892	13.208655	11.79%	19,366
2018	12.687546	11.815892	-6.87%	24,598
2017	11.805115	12.687546	7.47%	27,930
2016	11.386952	11.805115	3.67%	27,212
2015	11.768468	11.386952	-3.24%	22,779
2014	11.561245	11.768468	1.79%	20,331
2013	10.626957	11.561245	8.79%	20,932
2012	9.874778	10.626957	7.62%	18,065
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.280892	14.690171	2.87%	9,088
2019	12.981229	14.280892	10.01%	8,680
2018	15.745391	12.981229	-17.56%	8,474
2017	13.118240	15.745391	20.03%	8,743
2016	13.264625	13.118240	-1.10%	7,457
2015	14.113984	13.264625	-6.02%	4,571
2014	15.711594	14.113984	-10.17%	4,066
2013	13.376906	15.711594	17.45%	878
2012	11.440266	13.376906	16.93%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.728196	17.28%	1,008

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.154301	12.691944	4.42%	1,820
2019	11.433281	12.154301	6.31%	10,747
2018	11.772897	11.433281	-2.88%	12,243
2017	11.554078	11.772897	1.89%	11,813
2016	11.250161	11.554078	2.70%	11,154
2015	11.605431	11.250161	-3.06%	20,893
2014	11.336079	11.605431	2.38%	1,732
2013	11.843194	11.336079	-4.28%	4
2012	11.267148	11.843194	5.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.963756	13.824745	6.64%	2,539
2019	12.094992	12.963756	7.18%	2,457
2018	12.551014	12.094992	-3.63%	2,619
2017	12.366717	12.551014	1.49%	17,412
2016	12.235946	12.366717	1.07%	15,188
2015	12.576244	12.235946	-2.71%	14,366
2014	12.260619	12.576244	2.57%	13,930
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.458609	10.611297	1.46%	0
2019	10.033087	10.458609	4.24%	0
2018*	10.000000	10.033087	0.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.102510	35.476861	10.51%	0
2019	26.759535	32.102510	19.97%	0
2018	33.232551	26.759535	-19.48%	0
2017	24.059605	33.232551	38.13%	2,829
2016	22.887585	24.059605	5.12%	0
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	6,899
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.918225	22.725468	3.68%	7,596
2019	19.532033	21.918225	12.22%	8,589
2018	20.591408	19.532033	-5.14%	8,757
2017	19.720750	20.591408	4.41%	8,925
2016	17.662678	19.720750	11.65%	12,211
2015	18.543558	17.662678	-4.75%	2,691
2014	18.489154	18.543558	0.29%	2,725

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.605657	12.040779	3.75%	11,404
2019	11.166525	11.605657	3.93%	556
2018	11.424597	11.166525	-2.26%	12,996
2017	11.442373	11.424597	-0.16%	668
2016	11.612923	11.442373	-1.47%	606
2015	11.887106	11.612923	-2.31%	4,397
2014	11.623414	11.887106	2.27%	1,266
2013	12.387283	11.623414	-6.17%	658
2012	12.290923	12.387283	0.78%	69
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.279835	8.117397	-1.96%	13,300
2019	8.317910	8.279835	-0.46%	9,775
2018	8.389389	8.317910	-0.85%	19,746
2017	8.541581	8.389389	-1.78%	19,888
2016	8.732526	8.541581	-2.19%	55,369
2015	8.928965	8.732526	-2.20%	21,845
2014	9.129818	8.928965	-2.20%	7,690
2013	9.335189	9.129818	-2.20%	72,299
2012	9.545762	9.335189	-2.21%	22,555
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.432390	9.933807	5.32%	2,268
2019	8.110566	9.432390	16.30%	2,754
2018	9.735160	8.110566	-16.69%	2,686
2017	7.832740	9.735160	24.29%	16,390
2016	7.958021	7.832740	-1.57%	7,161
2015	8.407890	7.958021	-5.35%	6,853
2014	8.659376	8.407890	-2.90%	5,483
2013	7.531388	8.659376	14.98%	856
2012	6.683524	7.531388	12.69%	856
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.444053	10.942256	4.77%	402
2019	8.810880	10.444053	18.54%	379
2018	10.492515	8.810880	-16.03%	359
2017	8.619715	10.492515	21.73%	5,783
2016	8.767220	8.619715	-1.68%	6,180
2015	9.090759	8.767220	-3.56%	378
2014	9.908397	9.090759	-8.25%	357
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.900407	31.887176	10.33%	244
2019	23.882599	28.900407	21.01%	232
2018	26.795735	23.882599	-10.87%	235
2017	23.133284	26.795735	15.83%	233
2016	21.606498	23.133284	7.07%	231
2015	22.315306	21.606498	-3.18%	230
2014	21.733789	22.315306	2.68%	3,771
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.082451	18.278153	7.00%	48,495
2019	15.143480	17.082451	12.80%	59,113
2018	16.275337	15.143480	-6.95%	58,684
2017	14.973679	16.275337	8.69%	58,742
2016	14.401864	14.973679	3.97%	59,716
2015	14.751467	14.401864	-2.37%	49,156
2014	14.422004	14.751467	2.28%	33,744
2013	13.001097	14.422004	10.93%	22,149
2012	12.153512	13.001097	6.97%	13,698
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.809883	22.716807	9.16%	3,044
2019	17.740418	20.809883	17.30%	3,542
2018	19.396906	17.740418	-8.54%	2,921
2017	17.273901	19.396906	12.29%	4,646
2016	16.392681	17.273901	5.38%	4,611
2015	16.851083	16.392681	-2.72%	12,382
2014	16.376602	16.851083	2.90%	844
2013	14.013091	16.376602	16.87%	754
2012	12.765295	14.013091	9.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.763377	14.364509	4.37%	29,160
2019	12.848145	13.763377	7.12%	54,365
2018	13.380071	12.848145	-3.98%	65,844
2017	12.944610	13.380071	3.36%	23,805
2016	12.693762	12.944610	1.98%	21,452
2015	12.945045	12.693762	-1.94%	22,192
2014	12.740586	12.945045	1.60%	53,219
2013	12.426751	12.740586	2.53%	51,447
2012	12.081680	12.426751	2.86%	4,486

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.815128	12.082149	2.26%	10,539
2019	10.691212	11.815128	10.51%	24,366
2018	11.584814	10.691212	-7.71%	26,036
2017	10.387209	11.584814	11.53%	28,597
2016	10.046766	10.387209	3.39%	28,004
2015	10.616906	10.046766	-5.37%	27,905
2014	10.595536	10.616906	0.20%	1,468
2013*	10.000000	10.595536	5.96%	810
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.371724	12.865208	3.99%	21,947
2019	10.976297	12.371724	12.71%	34,042
2018	11.948000	10.976297	-8.13%	67,881
2017	10.444286	11.948000	14.40%	74,347
2016	9.984545	10.444286	4.60%	41,813
2015	10.629578	9.984545	-6.07%	37,732
2014	10.683488	10.629578	-0.50%	75,478
2013*	10.000000	10.683488	6.83%	71,336
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.347120	23.037232	7.92%	15,557
2019	18.537735	21.347120	15.15%	16,096
2018	20.098750	18.537735	-7.77%	16,078
2017	18.197202	20.098750	10.45%	16,316
2016	17.365008	18.197202	4.79%	16,271
2015	17.815286	17.365008	-2.53%	16,386
2014	17.318724	17.815286	2.87%	16,372
2013	15.183567	17.318724	14.06%	16,359
2012	14.011054	15.183567	8.37%	262
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.822982	28.368530	9.86%	0
2019	21.672991	25.822982	19.15%	0
2018	24.019270	21.672991	-9.77%	0
2017	21.047488	24.019270	14.12%	0
2016	19.837104	21.047488	6.10%	0
2015	20.432495	19.837104	-2.91%	0
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.427307	18.501644	6.16%	8,064
2019	15.702160	17.427307	10.99%	13,430
2018	16.679858	15.702160	-5.86%	25,575
2017	15.615578	16.679858	6.82%	27,142
2016	15.104456	15.615578	3.38%	52,431
2015	15.448958	15.104456	-2.23%	33,192
2014	15.081694	15.448958	2.44%	21,038
2013	13.956215	15.081694	8.06%	17,493
2012	13.208920	13.956215	5.66%	9,489

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.409665	10.906018	4.77%	0
2019*	10.000000	10.409665	4.10%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.708666	12.123694	13.21%	0
2019*	10.000000	10.708666	7.09%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.069592	9.996736	-0.72%	0
2019*	10.000000	10.069592	0.70%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.943470	13.484960	23.22%	0
2019*	10.000000	10.943470	9.43%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.945378	26.613002	27.06%	14,491
2019	16.446542	20.945378	27.35%	1,129
2018	17.401723	16.446542	-5.49%	817
2017	13.698808	17.401723	27.03%	1,174
2016	13.732808	13.698808	-0.25%	171
2015	13.615611	13.732808	0.86%	12
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.514186	13.106845	4.74%	196,347
2019	10.755363	12.514186	16.35%	198,873
2018	11.555730	10.755363	-6.93%	209,012
2017	10.050684	11.555730	14.97%	212,555
2016	9.466939	10.050684	6.17%	181,821
2015	9.902433	9.466939	-4.40%	109,264
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.399791	15.066164	4.63%	23,085
2019	12.070292	14.399791	19.30%	32,352
2018	12.669608	12.070292	-4.73%	33,950
2017	10.644267	12.669608	19.03%	36,341
2016	9.889606	10.644267	7.63%	10,498
2015	10.097809	9.889606	-2.06%	18,592
2014*	10.000000	10.097809	0.98%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.479738	41.128483	15.92%	817
2019	26.415882	35.479738	34.31%	3,335
2018	27.436272	26.415882	-3.72%	2,470
2017	22.075842	27.436272	24.28%	8,447
2016	21.844833	22.075842	1.06%	10,915
2015	21.308616	21.844833	2.52%	6,568
2014	20.069524	21.308616	6.17%	276
2013	15.057173	20.069524	33.29%	405
2012	13.001498	15.057173	15.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.371373	27.142110	-0.84%	2,682
2019	22.092192	27.371373	23.90%	6,568
2018	24.955468	22.092192	-11.47%	6,662
2017	23.529748	24.955468	6.06%	8,379
2016	20.012495	23.529748	17.58%	11,486
2015	21.413917	20.012495	-6.54%	4,156
2014	19.385574	21.413917	10.46%	57
2013	15.053604	19.385574	28.78%	57
2012	13.450060	15.053604	11.92%	58
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.771089	17.71%	3,594
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.251334	46.741191	10.63%	3,713
2019	34.382171	42.251334	22.89%	4,008
2018	39.677188	34.382171	-13.35%	4,008
2017	35.038227	39.677188	13.24%	4,581
2016	29.781555	35.038227	17.65%	4,517
2015	31.243306	29.781555	-4.68%	4,191
2014	29.195791	31.243306	7.01%	133
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.527927	19.846424	-3.32%	287
2019	16.948167	20.527927	21.12%	2,382
2018	19.957170	16.948167	-15.08%	2,522
2017	17.924226	19.957170	11.34%	2,627
2016	15.584364	17.924226	15.01%	2,794
2015	16.408460	15.584364	-5.02%	2,956
2014	14.337307	16.408460	14.45%	7,393
2013	10.804765	14.337307	32.69%	3,435
2012	9.496154	10.804765	13.78%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	31.191840	42.865480	37.43%	0
2019	23.558929	31.191840	32.40%	615
2018	26.248820	23.558929	-10.25%	628
2017	21.530813	26.248820	21.91%	634
2016	20.372175	21.530813	5.69%	623
2015	20.720754	20.372175	-1.68%	624
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	35.114689	36.042543	2.64%	846
2019	30.250420	35.114689	16.08%	1,183
2018	37.326683	30.250420	-18.96%	1,220
2017	35.092208	37.326683	6.37%	1,243
2016	28.563064	35.092208	22.86%	1,122
2015	31.165846	28.563064	-8.35%	1,328
2014	29.847658	31.165846	4.42%	1,083
2013	21.795270	29.847658	36.95%	825
2012	18.525111	21.795270	17.65%	399
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.546230	43.732963	19.66%	0
2019	29.810253	36.546230	22.60%	256
2018	34.973333	29.810253	-14.76%	256
2017	31.588308	34.973333	10.72%	302
2016	26.355306	31.588308	19.86%	302
2015	27.468815	26.355306	-4.05%	500
2014	27.931512	27.468815	-1.66%	302
2013	20.319595	27.931512	37.46%	3,277
2012	18.032036	20.319595	12.69%	303
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.866363	20.923923	10.91%	918
2019	15.060689	18.866363	25.27%	1,080
2018	16.213362	15.060689	-7.11%	1,094
2017	13.287037	16.213362	22.02%	1,600
2016	11.964625	13.287037	11.05%	1,753
2015	12.381471	11.964625	-3.37%	1,303
2014	11.880708	12.381471	4.21%	1,310
2013	8.463422	11.880708	40.38%	1,395
2012	7.407212	8.463422	14.26%	171

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.630583	21.759355	10.84%	810
2019	15.924381	19.630583	23.27%	7,862
2018	17.301150	15.924381	-7.96%	1,587
2017	14.944742	17.301150	15.77%	1,746
2016	13.877142	14.944742	7.69%	1,885
2015	14.248936	13.877142	-2.61%	674
2014	13.183866	14.248936	8.08%	791
2013	9.729364	13.183866	35.51%	21,555
2012	8.931994	9.729364	8.93%	792
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.023462	14.777933	-7.77%	19,287
2019	12.559937	16.023462	27.58%	28,866
2018	13.387266	12.559937	-6.18%	20,904
2017	12.895310	13.387266	3.81%	21,239
2016	12.301583	12.895310	4.83%	21,671
2015	13.333044	12.301583	-7.74%	23,148
2014	10.600397	13.333044	25.78%	15,252
2013	10.553881	10.600397	0.44%	4,925
2012	9.336965	10.553881	13.03%	350
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.519873	22.498367	15.26%	47,485
2019	15.254470	19.519873	27.96%	52,335
2018	16.398798	15.254470	-6.98%	50,444
2017	13.830972	16.398798	18.57%	48,406
2016	12.694507	13.830972	8.95%	57,114
2015	12.858823	12.694507	-1.28%	49,277
2014	11.627490	12.858823	10.59%	12,405
2013*	10.000000	11.627490	16.27%	1,159
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.665504	9.720566	0.57%	19,517
2019	9.494846	9.665504	1.80%	23,881
2018	9.630625	9.494846	-1.41%	76,809
2017	9.693589	9.630625	-0.65%	14,376
2016	9.670095	9.693589	0.24%	9,826
2015	9.921478	9.670095	-2.53%	1,986
2014	10.094804	9.921478	-1.72%	3,013
2013	10.311022	10.094804	-2.10%	1,955
2012	10.184712	10.311022	1.24%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.622268	19.397188	16.69%	6,930
2019	13.601255	16.622268	22.21%	7,480
2018	15.688724	13.601255	-13.31%	7,480
2017	14.048382	15.688724	11.68%	16,992
2016	11.883315	14.048382	18.22%	16,849
2015	12.774308	11.883315	-6.97%	7,480
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.923728	32.843952	56.97%	6,359
2019	15.634803	20.923728	33.83%	3,303
2018	17.200963	15.634803	-9.11%	2,653
2017	13.791009	17.200963	24.73%	11,095
2016	13.295271	13.791009	3.73%	2,778
2015	13.641543	13.295271	-2.54%	3,257
2014	13.448209	13.641543	1.44%	201
2013	9.920609	13.448209	35.56%	201
2012	8.848477	9.920609	12.12%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.362370	11.719379	3.14%	147
2019	10.175592	11.362370	11.66%	160
2018	11.118226	10.175592	-8.48%	153
2017	10.311603	11.118226	7.82%	147
2016	9.963497	10.311603	3.49%	177
2015	10.697895	9.963497	-6.86%	4,381
2014	10.651988	10.697895	0.43%	4,441
2013	10.134893	10.651988	5.10%	4,355
2012*	10.000000	10.134893	1.35%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.137222	12.445939	2.54%	0
2019	10.639721	12.137222	14.07%	0
2018	11.967997	10.639721	-11.10%	0
2017	10.428570	11.967997	14.76%	0
2016	10.140120	10.428570	2.84%	0
2015	11.441331	10.140120	-11.37%	0
2014	11.596212	11.441331	-1.34%	0
2013	10.253519	11.596212	13.09%	0
2012*	10.000000	10.253519	2.54%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.120955	12.509874	3.21%	0
2019	10.694956	12.120955	13.33%	0
2018	11.838428	10.694956	-9.66%	0
2017	10.653347	11.838428	11.12%	0
2016	10.290820	10.653347	3.52%	0
2015	11.274643	10.290820	-8.73%	0
2014	11.247267	11.274643	0.24%	0
2013	10.271155	11.247267	9.50%	0
2012*	10.000000	10.271155	2.71%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.162422	11.780180	5.53%	212
2019	10.214002	11.162422	9.29%	212
2018	11.046796	10.214002	-7.54%	213
2017	9.961806	11.046796	10.89%	213
2016	9.021064	9.961806	10.43%	213
2015	10.157318	9.021064	-11.19%	214
2014	10.338797	10.157318	-1.76%	214
2013	10.559837	10.338797	-2.09%	1,490
2012*	10.000000	10.559837	5.60%	115
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.691074	11.143845	4.24%	0
2019	9.534523	10.691074	12.13%	0
2018	10.244531	9.534523	-6.93%	0
2017	9.541197	10.244531	7.37%	0
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.972718	11.875512	8.23%	2,223
2019	10.493637	10.972718	4.57%	2,223
2018	11.186687	10.493637	-6.20%	2,223
2017	10.328862	11.186687	8.31%	2,223
2016	10.262603	10.328862	0.65%	2,223
2015	11.304614	10.262603	-9.22%	2,555
2014	11.524223	11.304614	-1.91%	2,555
2013	12.611677	11.524223	-8.62%	2,080
2012	12.254916	12.611677	2.91%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.535689	10.601648	0.63%	33,761
2019	10.365955	10.535689	1.64%	46,124
2018	10.575347	10.365955	-1.98%	29,475
2017	10.678860	10.575347	-0.97%	54,171
2016	10.777766	10.678860	-0.92%	49,208
2015	10.997248	10.777766	-2.00%	46,987
2014	11.161119	10.997248	-1.47%	29,244
2013	11.438755	11.161119	-2.43%	4,133
2012	11.060744	11.438755	3.42%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.020535	10.009844	-0.11%	0
2019	9.976939	10.020535	0.44%	1,891
2018	10.059054	9.976939	-0.82%	21,797
2017	10.052970	10.059054	0.06%	163
2016*	10.000000	10.052970	0.53%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.788919	11.451730	6.14%	48,434
2019	10.191126	10.788919	5.87%	48,397
2018	10.488242	10.191126	-2.83%	55,900
2017	10.230704	10.488242	2.52%	42,527
2016	10.196770	10.230704	0.33%	37,381
2015	10.391266	10.196770	-1.87%	31,500
2014	10.199928	10.391266	1.88%	24,609
2013	10.647977	10.199928	-4.21%	9,523
2012	9.943457	10.647977	7.09%	633
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.539681	20.324893	9.63%	1,261
2019	15.146799	18.539681	22.40%	2,177
2018	19.149942	15.146799	-20.90%	5,714
2017	15.467894	19.149942	23.80%	1,383
2016	16.212670	15.467894	-4.59%	956
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.421888	34.22%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.777822	13.221780	3.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.638443	51.377473	26.43%	8,674
2019	32.303953	40.638443	25.80%	9,958
2018	32.754156	32.303953	-1.37%	10,855
2017	26.305472	32.754156	24.51%	16,428
2016	30.123660	26.305472	-12.68%	18,209
2015	27.386120	30.123660	10.00%	10,586
2014	21.338927	27.386120	28.34%	21,822
2013	14.496145	21.338927	47.20%	10,241
2012	11.315229	14.496145	28.11%	6,554
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.433756	6.314753	16.21%	5,198
2019	4.980887	5.433756	9.09%	5,446
2018	7.116309	4.980887	-30.01%	5,341
2017	7.422236	7.116309	-4.12%	5,417
2016	5.291504	7.422236	40.27%	5,662
2015	8.151993	5.291504	-35.09%	7,821
2014	10.335155	8.151993	-21.12%	1,074
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.728614	10.329914	-3.72%	0
2019*	10.000000	10.728614	7.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.428299	50.042306	54.32%	1,705
2019	26.562531	32.428299	22.08%	164
2018	26.812636	26.562531	-0.93%	2,001
2017	21.781555	26.812636	23.10%	1,193
2016	20.668980	21.781555	5.38%	1,266
2015	21.761296	20.668980	-5.02%	1,263
2014	22.676759	21.761296	-4.04%	4,739
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.448304	12.753155	2.45%	31,365
2019	11.056267	12.448304	12.59%	32,463
2018	12.215597	11.056267	-9.49%	33,742
2017	10.935929	12.215597	11.70%	33,151
2016	10.828171	10.935929	1.00%	32,711
2015	11.229083	10.828171	-3.57%	32,836
2014	11.029439	11.229083	1.81%	31,206
2013	10.085525	11.029439	9.36%	19,670
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.679603	8.667434	-0.14%	0
2019	7.606784	8.679603	14.10%	0
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.824653	38.082940	0.68%	6,306
2019	32.288808	37.824653	17.14%	6,173
2018	39.022252	32.288808	-17.26%	6,634
2017	35.390435	39.022252	10.26%	6,471
2016	29.025074	35.390435	21.93%	11,448
2015	31.502257	29.025074	-7.86%	6,418
2014	29.596212	31.502257	6.44%	8,095
2013	22.009292	29.596212	34.47%	9,670
2012	19.016442	22.009292	15.74%	825
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.281201	13.145215	7.04%	44,026
2019	11.542718	12.281201	6.40%	48,358
2018	12.158690	11.542718	-5.07%	63,182
2017	12.003394	12.158690	1.29%	72,028
2016	11.768846	12.003394	1.99%	58,634
2015	12.350787	11.768846	-4.71%	53,436
2014	12.237727	12.350787	0.92%	53,842
2013	13.686406	12.237727	-10.58%	48,570
2012	13.045835	13.686406	4.91%	3,678
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.915046	28.563494	-1.22%	9,628
2019	22.943544	28.915046	26.03%	10,523
2018	26.984754	22.943544	-14.98%	10,654
2017	24.776810	26.984754	8.91%	10,728
2016	20.663964	24.776810	19.90%	33,691
2015	21.489920	20.663964	-3.84%	24,660
2014	18.922925	21.489920	13.57%	28,578
2013	14.910049	18.922925	26.91%	11,709
2012	13.131046	14.910049	13.55%	1,512
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.664172	30.207604	-1.49%	2,182

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.562997	15.064994	3.45%	200,077
2019	12.633588	14.562997	15.27%	218,040
2018	13.598422	12.633588	-7.10%	223,087
2017	12.122827	13.598422	12.17%	261,608
2016	11.566074	12.122827	4.81%	263,999
2015	11.966596	11.566074	-3.35%	310,392
2014	11.902125	11.966596	0.54%	313,663
2013	10.103095	11.902125	17.81%	248,324
2012*	10.000000	10.103095	1.03%	7,240
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.243455	11.755145	4.55%	4,591
2019	10.019074	11.243455	12.22%	24,914
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	32,493
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.157101	10.771271	6.05%	691
2019	9.524952	10.157101	6.64%	717
2018	9.821279	9.524952	-3.02%	6,759
2017	9.739573	9.821279	0.84%	6,634
2016	9.728982	9.739573	0.11%	10,060
2015*	10.000000	9.728982	-2.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.102158	14.269686	1.19%	0
2019	11.324305	14.102158	24.53%	0
2018	12.521065	11.324305	-9.56%	2,366
2017	11.000828	12.521065	13.82%	7,692
2016	9.701121	11.000828	13.40%	3,146
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.389824	19.329069	17.93%	104,610
2019	14.246150	16.389824	15.05%	135,258
2018	15.779377	14.246150	-9.72%	137,630
2017	14.202778	15.779377	11.10%	145,610
2016	14.003358	14.202778	1.42%	159,940
2015	14.477997	14.003358	-3.28%	185,103
2014	14.537944	14.477997	-0.41%	187,665
2013	13.005302	14.537944	11.78%	162,913
2012	12.105642	13.005302	7.43%	17,839

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.569694	13.244062	5.37%	2,198
2019	10.734303	12.569694	17.10%	2,088
2018	13.032860	10.734303	-17.64%	1,969
2017	11.594823	13.032860	12.40%	1,998
2016	10.301026	11.594823	12.56%	1,987
2015	10.815705	10.301026	-4.76%	1,986
2014*	10.000000	10.815705	8.16%	2,038
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	42.507078	45.947189	8.09%	1,910
2019	35.599921	42.507078	19.40%	2,326
2018	40.036550	35.599921	-11.08%	2,189
2017	36.454694	40.036550	9.83%	2,354
2016	29.675580	36.454694	22.84%	2,912
2015	31.098730	29.675580	-4.58%	2,727
2014	30.280069	31.098730	2.70%	3,026
2013	22.024979	30.280069	37.48%	4,438
2012	19.478398	22.024979	13.07%	448
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.318084	39.128702	15.07%	12,336
2019	26.615075	34.318084	28.94%	13,358
2018	28.635435	26.615075	-7.06%	13,758
2017	24.178570	28.635435	18.43%	15,237
2016	22.205564	24.178570	8.89%	16,399
2015	22.532641	22.205564	-1.45%	17,569
2014	20.390977	22.532641	10.50%	18,007
2013	15.846549	20.390977	28.68%	18,673
2012	14.046796	15.846549	12.81%	1,907
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.371203	36.610394	20.54%	15,229
2019	22.894103	30.371203	32.66%	16,664
2018	25.228161	22.894103	-9.25%	17,098
2017	20.329303	25.228161	24.10%	19,312
2016	19.330858	20.329303	5.17%	19,869
2015	20.337892	19.330858	-4.95%	20,185
2014	19.305656	20.337892	5.35%	21,945
2013	16.354082	19.305656	18.05%	16,058
2012	15.199128	16.354082	7.60%	2,541
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.824316	11.242324	3.86%	1,062
2019	9.508109	10.824316	13.84%	0
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.225191	15.506902	-4.43%	20,664
2019	13.002777	16.225191	24.78%	19,220
2018	16.026281	13.002777	-18.87%	19,158
2017	14.676754	16.026281	9.19%	26,982
2016	11.459064	14.676754	28.08%	26,378
2015	12.539212	11.459064	-8.61%	24,935
2014	12.151691	12.539212	3.19%	26,968
2013*	10.000000	12.151691	21.52%	20,193
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.444821	10.408605	-0.35%	5,851
2019	9.983960	10.444821	4.62%	6,694
2018	10.229092	9.983960	-2.40%	7,092
2017	10.120825	10.229092	1.07%	7,117
2016	9.507860	10.120825	6.45%	6,081
2015	9.829217	9.507860	-3.27%	1,292
2014	10.003364	9.829217	-1.74%	1,264
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.336355	13.216964	27.87%	5,404
2019	8.188993	10.336355	26.22%	2,185
2018*	10.000000	8.188993	-18.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.323640	17.900408	9.66%	17,686
2019	14.434465	16.323640	13.09%	17,158
2018	15.433964	14.434465	-6.48%	17,137
2017	14.004116	15.433964	10.21%	26,423
2016	13.620487	14.004116	2.82%	22,134
2015	14.015498	13.620487	-2.82%	21,802
2014	13.765746	14.015498	1.81%	21,635
2013	12.447178	13.765746	10.59%	19,394
2012	11.418286	12.447178	9.01%	5,860
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.833420	19.988286	12.08%	2,467
2019	15.226336	17.833420	17.12%	4,672
2018	16.595537	15.226336	-8.25%	5,019
2017	14.609450	16.595537	13.59%	5,793
2016	14.132356	14.609450	3.38%	6,422
2015	14.531780	14.132356	-2.75%	6,472
2014	14.220412	14.531780	2.19%	7,618
2013	12.587099	14.220412	12.98%	7,628
2012	11.394733	12.587099	10.46%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.672508	22.419005	13.96%	14,544
2019	16.223647	19.672508	21.26%	16,758
2018	18.062698	16.223647	-10.18%	17,330
2017	15.316875	18.062698	17.93%	17,632
2016	14.737109	15.316875	3.93%	17,399
2015	15.164390	14.737109	-2.82%	35,487
2014	14.818510	15.164390	2.33%	19,489
2013	12.492711	14.818510	18.62%	19,423
2012	11.101991	12.492711	12.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.311563	15.883243	19.32%	33,829
2019	10.977607	13.311563	21.26%	3,190
2018	11.759783	10.977607	-6.65%	13,761
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	38.793948	49.361443	27.24%	0
2019	30.247240	38.793948	28.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.954440	7.838685	-34.43%	23,456
2019	11.141270	11.954440	7.30%	14,846
2018	15.160027	11.141270	-26.51%	13,027
2017	15.958809	15.160027	-5.01%	17,674
2016	12.234276	15.958809	30.44%	22,160
2015	15.801620	12.234276	-22.58%	18,069
2014	18.541012	15.801620	-14.77%	18,526
2013	15.286370	18.541012	21.29%	14,409
2012	14.939807	15.286370	2.32%	3,025
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.538354	28.637770	3.99%	23,350
2019	22.175419	27.538354	24.18%	26,201
2018	24.819515	22.175419	-10.65%	27,378
2017	22.549468	24.819515	10.07%	28,572
2016	19.606588	22.549468	15.01%	28,401
2015	20.956449	19.606588	-6.44%	30,188
2014	19.773112	20.956449	5.98%	34,831
2013	15.832562	19.773112	24.89%	21,709
2012	13.844855	15.832562	14.36%	5,631
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.325039	15.058376	5.12%	2,815
2019	11.306400	14.325039	26.70%	20,370
2018	12.745819	11.306400	-11.29%	2,105
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	38.796434	54.412246	40.25%	23,616
2019	29.639213	38.796434	30.90%	33,322
2018	30.472782	29.639213	-2.74%	31,195
2017	23.133424	30.472782	31.73%	34,905
2016	23.547038	23.133424	-1.76%	35,860
2015	22.544793	23.547038	4.45%	49,946
2014	20.786323	22.544793	8.46%	49,267
2013	15.643611	20.786323	32.87%	40,661
2012	13.996775	15.643611	11.77%	7,802
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.296041	14.180643	6.65%	16,138
2019	12.439196	13.296041	6.89%	20,280
2018	12.834686	12.439196	-3.08%	18,190
2017	12.631728	12.834686	1.61%	22,469
2016	12.374165	12.631728	2.08%	28,583
2015	12.774041	12.374165	-3.13%	20,564
2014	12.379300	12.774041	3.19%	26,002
2013	12.938291	12.379300	-4.32%	20,978
2012	12.540861	12.938291	3.17%	5,651
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	41.616283	47.923911	15.16%	8,807
2019	34.582377	41.616283	20.34%	12,560
2018	41.537738	34.582377	-16.74%	12,528
2017	35.269269	41.537738	17.77%	14,381
2016	32.251778	35.269269	9.36%	14,182
2015	33.557717	32.251778	-3.89%	14,746
2014	32.393887	33.557717	3.59%	17,898
2013	24.402823	32.393887	32.75%	16,129
2012	21.803479	24.402823	11.92%	3,592
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.526364	27.636511	12.68%	11,163
2019	19.689005	24.526364	24.57%	14,476
2018	23.728159	19.689005	-17.02%	16,607
2017	18.682431	23.728159	27.01%	16,653
2016	20.184447	18.682431	-7.44%	17,534
2015	20.000392	20.184447	0.92%	16,158
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.026588	11.862541	-8.94%	1,332
2019	10.844494	13.026588	20.12%	1,519
2018	11.867368	10.844494	-8.62%	0
2017	11.704477	11.867368	1.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.557064	14.800708	9.17%	61,620
2019	11.577058	13.557064	17.10%	65,466
2018	13.116830	11.577058	-11.74%	66,972
2017	11.988615	13.116830	9.41%	112,497
2016	10.841127	11.988615	10.58%	112,643
2015	11.831535	10.841127	-8.37%	134,549
2014	11.774741	11.831535	0.48%	133,436
2013	9.737205	11.774741	20.93%	139,866
2012	8.641912	9.737205	12.67%	3,442
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.150510	15.888468	-1.62%	16,734
2019	14.243347	16.150510	13.39%	16,226
2018	15.236342	14.243347	-6.52%	18,645
2017	14.218570	15.236342	7.16%	22,278
2016	12.762552	14.218570	11.41%	29,300
2015	14.054530	12.762552	-9.19%	27,857
2014	13.750694	14.054530	2.21%	34,236
2013	12.352259	13.750694	11.32%	27,266
2012	11.223660	12.352259	10.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	38.522351	39.589205	2.77%	1,617
2019	31.206741	38.522351	23.44%	1,938
2018	36.667453	31.206741	-14.89%	1,926
2017	33.915516	36.667453	8.11%	1,999
2016	26.662597	33.915516	27.20%	2,107
2015	29.467188	26.662597	-9.52%	2,283
2014	29.989828	29.467188	-1.74%	2,264
2013	22.530691	29.989828	33.11%	2,199
2012	19.480253	22.530691	15.66%	82
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.957993	8.289701	-7.46%	37,049
2019	8.987959	8.957993	-0.33%	36,855
2018	9.025852	8.987959	-0.42%	36,842
2017	9.063204	9.025852	-0.41%	37,192
2016	9.011170	9.063204	0.58%	38,795
2015	9.638269	9.011170	-6.51%	38,263
2014	9.687601	9.638269	-0.51%	50,618
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.122417	12.330800	1.72%	93
2019	11.084647	12.122417	9.36%	1,309
2018	11.861386	11.084647	-6.55%	1,354
2017	10.732568	11.861386	10.52%	1,383
2016	10.527852	10.732568	1.94%	1,420
2015	11.441315	10.527852	-7.98%	1,527
2014	11.266161	11.441315	1.55%	1,596
2013	10.153788	11.266161	10.96%	1,503
2012*	10.000000	10.153788	1.54%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.932293	10.355893	4.26%	0
2019	9.341945	9.932293	6.32%	0
2018*	10.000000	9.341945	-6.58%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.383147	9.844623	4.92%	0
2019	9.145549	9.383147	2.60%	0
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	804
2013*	10.000000	9.841309	-1.59%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	38.751979	48.210957	24.41%	9,354
2019	30.173335	38.751979	28.43%	13,747
2018	35.664817	30.173335	-15.40%	9,884
2017	26.776394	35.664817	33.19%	11,810
2016	27.448158	26.776394	-2.45%	10,485
2015	27.099198	27.448158	1.29%	12,038
2014	27.178412	27.099198	-0.29%	12,635
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.782997	34.193301	11.08%	9,224
2019	23.916889	30.782997	28.71%	12,026
2018	26.640465	23.916889	-10.22%	15,172
2017	23.376771	26.640465	13.96%	16,059
2016	21.496713	23.376771	8.75%	19,168
2015	21.339780	21.496713	0.74%	22,917
2014	19.784433	21.339780	7.86%	28,409
2013	15.406366	19.784433	28.42%	27,996
2012	13.523659	15.406366	13.92%	4,451
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.439143	16.432493	6.43%	12,486
2019	12.638288	15.439143	22.16%	14,841
2018	14.635239	12.638288	-13.64%	14,627
2017	13.064374	14.635239	12.02%	15,483
2016	11.815782	13.064374	10.57%	15,874
2015	12.634847	11.815782	-6.48%	20,393
2014	12.414676	12.634847	1.77%	21,183
2013	9.891327	12.414676	25.51%	20,247
2012*	10.000000	9.891327	-1.09%	3,701

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	40.896939	47.802314	16.88%	18,335
2019	33.186724	40.896939	23.23%	19,583
2018	37.974817	33.186724	-12.61%	19,381
2017	34.119901	37.974817	11.30%	11,989
2016	29.676310	34.119901	14.97%	12,009
2015	32.346173	29.676310	-8.25%	12,649
2014	29.651819	32.346173	9.09%	16,444
2013	21.582024	29.651819	37.39%	14,676
2012	18.773867	21.582024	14.96%	1,222
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.427651	12.331593	18.26%	14,632
2019	8.341481	10.427651	25.01%	13,709
2018	10.614404	8.341481	-21.41%	13,660
2017	8.591453	10.614404	23.55%	11,587
2016	9.038578	8.591453	-4.95%	10,382
2015	8.972701	9.038578	0.73%	10,015
2014*	10.000000	8.972701	-10.27%	1,996
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.175946	17.997184	11.26%	25,642
2019	13.595783	16.175946	18.98%	30,301
2018	14.718254	13.595783	-7.63%	33,389
2017	12.736342	14.718254	15.56%	40,939
2016	13.378976	12.736342	-4.80%	49,198
2015	14.941114	13.378976	-10.46%	81,079
2014	16.142931	14.941114	-7.44%	85,972
2013	13.204300	16.142931	22.26%	90,409
2012	11.341055	13.204300	16.43%	6,947
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.963572	13.428854	3.59%	31,094
2019	11.933071	12.963572	8.64%	29,003
2018	12.479491	11.933071	-4.38%	29,886
2017	11.972810	12.479491	4.23%	37,302
2016	10.546649	11.972810	13.52%	37,068
2015	11.546047	10.546649	-8.66%	41,237
2014	11.596963	11.546047	-0.44%	61,988
2013	10.742066	11.596963	7.96%	67,875
2012*	10.000000	10.742066	7.42%	32,891
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.830993	30.325297	45.58%	52,854
2019	15.456819	20.830993	34.77%	71,009
2018	15.832058	15.456819	-2.37%	58,308
2017	12.769150	15.832058	23.99%	57,850
2016	12.315745	12.769150	3.68%	56,958
2015	13.379067	12.315745	-7.95%	57,462
2014	12.695006	13.379067	5.39%	55,817
2013	9.999936	12.695006	26.95%	41,956
2012*	10.000000	9.999936	0.00%	2,929

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.092650	10.871409	7.72%	0
2019	9.453182	10.092650	6.76%	0
2018	9.803073	9.453182	-3.57%	0
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	4,269
2015*	10.000000	9.719682	-2.80%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	49.401278	67.106338	35.84%	6,722
2019	36.947952	49.401278	33.71%	7,147
2018	37.183710	36.947952	-0.63%	7,345
2017	29.274839	37.183710	27.02%	8,770
2016	29.391194	29.274839	-0.40%	7,938
2015	26.874908	29.391194	9.36%	8,230
2014	25.360125	26.874908	5.97%	11,467
2013	19.831652	25.360125	27.88%	11,585
2012	16.389240	19.831652	21.00%	607
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.396641	46.236479	47.27%	12,527
2019	22.190011	31.396641	41.49%	12,524
2018	22.510809	22.190011	-1.43%	14,612
2017	15.898251	22.510809	41.59%	18,607
2016	14.291751	15.898251	11.24%	15,406
2015	13.978786	14.291751	2.24%	14,339
2014	13.084716	13.978786	6.83%	9,580
2013	9.891772	13.084716	32.28%	8,507
2012*	10.000000	9.891772	-1.08%	822
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.511095	32.318365	13.35%	1,169
2019	23.031289	28.511095	23.79%	1,531
2018	27.782139	23.031289	-17.10%	1,546
2017	21.737713	27.782139	27.81%	1,506
2016	23.847742	21.737713	-8.85%	1,590
2015	26.766165	23.847742	-10.90%	1,917
2014	31.168507	26.766165	-14.12%	3,755
2013	27.915345	31.168507	11.65%	1,843
2012	25.246530	27.915345	10.57%	417
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.932468	10.449476	5.21%	0
2019*	10.000000	9.932468	-0.68%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.628490	9.287006	-3.55%	3,684
2019	8.341794	9.628490	15.42%	3,413
2018	10.485136	8.341794	-20.44%	5,901
2017	8.395071	10.485136	24.90%	11,192
2016	7.113817	8.395071	18.01%	20,240
2015	9.108217	7.113817	-21.90%	2,456
2014	9.776041	9.108217	-6.83%	14,402
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.295962	10.806264	4.96%	0
2019	9.720814	10.295962	5.92%	0
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.058580	29.953511	42.24%	10,779
2019	15.256883	21.058580	38.03%	19,231
2018	15.891106	15.256883	-3.99%	13,887
2017	12.874009	15.891106	23.44%	16,429
2016	12.110638	12.874009	6.30%	17,066
2015	12.667618	12.110638	-4.40%	18,206
2014	14.016405	12.667618	-9.62%	19,232
2013	10.158827	14.016405	37.97%	16,342
2012*	10.000000	10.158827	1.59%	1,110
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.476152	34.767768	0.85%	22,089
2019	27.247906	34.476152	26.53%	23,939
2018	31.115834	27.247906	-12.43%	23,612
2017	27.138015	31.115834	14.66%	26,351
2016	24.412055	27.138015	11.17%	27,766
2015	25.222353	24.412055	-3.21%	24,139
2014	23.426074	25.222353	7.67%	28,853
2013	17.682848	23.426074	32.48%	24,290
2012	15.619350	17.682848	13.21%	1,915
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.784317	12.169506	12.84%	0
2019*	10.000000	10.784317	7.84%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.216804	23.743042	17.44%	56,124
2019	16.468073	20.216804	22.76%	59,639
2018	18.674035	16.468073	-11.81%	65,699
2017	15.070421	18.674035	23.91%	83,205
2016	14.853587	15.070421	1.46%	73,681
2015	14.299475	14.853587	3.88%	74,540
2014	14.472182	14.299475	-1.19%	73,052
2013	11.605534	14.472182	24.70%	71,889
2012	10.246878	11.605534	13.26%	3,725

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.232495	32.32%	2,398
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.542910	35.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.344051	10.923934	-3.70%	0
2019	9.080562	11.344051	24.93%	0
2018	10.091757	9.080562	-10.02%	1,997
2017	9.177382	10.091757	9.96%	2,378
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.001031	22.303630	11.51%	5,366
2019	16.509397	20.001031	21.15%	5,379
2018	18.207971	16.509397	-9.33%	5,286
2017	15.857293	18.207971	14.82%	5,664
2016	14.620665	15.857293	8.46%	2,559
2015	16.120299	14.620665	-9.30%	2,496
2014	16.847611	16.120299	-4.32%	3,150
2013	13.071535	16.847611	28.89%	2,898
2012	10.911116	13.071535	19.80%	241
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.140225	17.881545	47.29%	11,071
2019	9.354229	12.140225	29.78%	9,404
2018	11.491415	9.354229	-18.60%	9,444
2017	9.368660	11.491415	22.66%	9,352
2016	9.831632	9.368660	-4.71%	9,496
2015	10.129433	9.831632	-2.94%	15,748
2014	10.510044	10.129433	-3.62%	14,841
2013	8.884716	10.510044	18.29%	11,971
2012	7.872503	8.884716	12.86%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.502191	19.151194	9.42%	273,535
2019	14.831735	17.502191	18.01%	331,789
2018	15.978508	14.831735	-7.18%	342,893
2017	14.123039	15.978508	13.14%	362,752
2016	13.261105	14.123039	6.50%	507,076
2015	13.441022	13.261105	-1.34%	517,699
2014	13.103534	13.441022	2.58%	545,909
2013	10.878792	13.103534	20.45%	432,601
2012	9.623060	10.878792	13.05%	65,198

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.942636	11.675192	6.69%	348,019
2019	10.277012	10.942636	6.48%	390,521
2018	10.634444	10.277012	-3.36%	417,409
2017	10.545408	10.634444	0.84%	411,337
2016	10.514297	10.545408	0.30%	383,462
2015	10.786745	10.514297	-2.53%	392,336
2014	10.517076	10.786745	2.56%	425,460
2013	11.049063	10.517076	-4.81%	329,607
2012	10.774671	11.049063	2.55%	47,988
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.597615	27.416575	26.94%	19,984
2019	16.401628	21.597615	31.68%	30,166
2018	18.536706	16.401628	-11.52%	35,877
2017	14.485800	18.536706	27.96%	39,148
2016	14.798155	14.485800	-2.11%	43,256
2015	14.216354	14.798155	4.09%	44,315
2014	14.288769	14.216354	-0.51%	49,509
2013	11.368798	14.288769	25.68%	41,887
2012	9.531758	11.368798	19.27%	2,645
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.234613	34.390740	48.02%	31,656
2019	18.253303	23.234613	27.29%	39,956
2018	18.808978	18.253303	-2.95%	44,436
2017	15.063180	18.808978	24.87%	75,354
2016	14.135551	15.063180	6.56%	56,632
2015	13.594589	14.135551	3.98%	56,384
2014	12.875954	13.594589	5.58%	69,064
2013	10.168096	12.875954	26.63%	57,333
2012	8.865280	10.168096	14.70%	9,885
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.681173	20.638458	10.48%	254,383
2019	15.215533	18.681173	22.78%	297,160
2018	15.923753	15.215533	-4.45%	319,762
2017	13.366541	15.923753	19.13%	342,300
2016	12.314903	13.366541	8.54%	386,918
2015	12.469336	12.314903	-1.24%	412,792
2014	11.578662	12.469336	7.69%	452,347
2013	8.912717	11.578662	29.91%	372,287
2012	7.793253	8.912717	14.36%	64,151

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.776748	15.023021	1.67%	58,011
2019	13.854313	14.776748	6.66%	58,730
2018	14.522855	13.854313	-4.60%	66,538
2017	13.978710	14.522855	3.89%	63,160
2016	13.168214	13.978710	6.15%	59,786
2015	13.879403	13.168214	-5.12%	62,374
2014	13.675061	13.879403	1.49%	61,059
2013	14.156194	13.675061	-3.40%	59,311
2012	12.908919	14.156194	9.66%	2,788
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.973801	33.303542	7.52%	1,132
2019	24.571633	30.973801	26.06%	1,362
2018	25.223413	24.571633	-2.58%	1,688
2017	21.468930	25.223413	17.49%	2,009
2016	19.767251	21.468930	8.61%	2,187
2015	20.099590	19.767251	-1.65%	2,331
2014	18.398691	20.099590	9.24%	2,342
2013	14.398350	18.398691	27.78%	2,412
2012	12.945487	14.398350	11.22%	192
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.648484	30.945863	0.97%	13,288
2019	24.699534	30.648484	24.09%	14,757
2018	27.322710	24.699534	-9.60%	15,148
2017	23.761015	27.322710	14.99%	16,349
2016	20.683891	23.761015	14.88%	19,803
2015	22.646487	20.683891	-8.67%	17,549
2014	21.280109	22.646487	6.42%	16,953
2013	16.098128	21.280109	32.19%	16,846
2012	13.944169	16.098128	15.45%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.795846	12.081942	11.91%	1,298
2019	9.613255	10.795846	12.30%	1,298
2018	10.751675	9.613255	-10.59%	0
2017	9.291255	10.751675	15.72%	0
2016	9.234673	9.291255	0.61%	0
2015*	10.000000	9.234673	-7.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.072742	16.575610	9.97%	12,198
2019	12.445531	15.072742	21.11%	15,154
2018	14.274111	12.445531	-12.81%	13,471
2017	12.194694	14.274111	17.05%	13,430
2016	11.517663	12.194694	5.88%	13,467
2015	11.999294	11.517663	-4.01%	13,982
2014	11.753265	11.999294	2.09%	13,133
2013	9.291209	11.753265	26.50%	13,352
2012	8.187826	9.291209	13.48%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.526580	14.494764	7.16%	128,889
2019	11.916914	13.526580	13.51%	154,420
2018	13.010088	11.916914	-8.40%	167,520
2017	11.883333	13.010088	9.48%	178,527
2016	11.462165	11.883333	3.67%	181,144
2015	11.857644	11.462165	-3.34%	222,326
2014	11.636713	11.857644	1.90%	258,178
2013	10.388000	11.636713	12.02%	256,671
2012	9.574146	10.388000	8.50%	65,247
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.567353	15.864335	8.90%	0
2019	12.400356	14.567353	17.48%	349
2018	13.821839	12.400356	-10.28%	446
2017	12.215484	13.821839	13.15%	1,321
2016	11.649313	12.215484	4.86%	22,828
2015	12.084148	11.649313	-3.60%	23,199
2014	11.813692	12.084148	2.29%	23,638
2013	9.972903	11.813692	18.46%	23,951
2012	8.982727	9.972903	11.02%	883
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.846854	12.453245	5.12%	101,726
2019	10.956588	11.846854	8.13%	118,366
2018	11.515987	10.956588	-4.86%	162,022
2017	11.081688	11.515987	3.92%	176,906
2016	10.841711	11.081688	2.21%	186,132
2015	11.178998	10.841711	-3.02%	199,191
2014	11.072718	11.178998	0.96%	235,091
2013	10.800604	11.072718	2.52%	219,563
2012	10.284299	10.800604	5.02%	19,500
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.737788	12.046002	2.63%	53,369
2019	10.552301	11.737788	11.23%	60,600
2018	11.616784	10.552301	-9.16%	79,390
2017	10.359730	11.616784	12.13%	88,606
2016	10.044769	10.359730	3.14%	85,102
2015	10.742558	10.044769	-6.50%	90,217
2014	10.752440	10.742558	-0.09%	102,150
2013*	10.000000	10.752440	7.52%	93,222
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.211066	12.808241	4.89%	295,451
2019	10.829167	12.211066	12.76%	338,211
2018	11.929372	10.829167	-9.22%	402,285
2017	10.365248	11.929372	15.09%	416,072
2016	9.988070	10.365248	3.78%	520,478
2015	10.747369	9.988070	-7.06%	515,364
2014	10.890029	10.747369	-1.31%	499,752
2013*	10.000000	10.890029	8.90%	434,776

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.092793	15.240510	8.14%	139,917
2019	12.209218	14.092793	15.43%	198,793
2018	13.451584	12.209218	-9.24%	221,809
2017	12.079846	13.451584	11.36%	235,286
2016	11.582838	12.079846	4.29%	236,540
2015	11.983267	11.582838	-3.34%	262,518
2014	11.729330	11.983267	2.16%	232,895
2013	10.190928	11.729330	15.10%	186,880
2012	9.283067	10.190928	9.78%	49,479
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.806729	16.239776	9.68%	1,469
2019	12.398861	14.806729	19.42%	16,700
2018	14.025371	12.398861	-11.60%	7,883
2017	12.157718	14.025371	15.36%	8,145
2016	11.565174	12.157718	5.12%	8,268
2015	12.018682	11.565174	-3.77%	22,136
2014	11.764943	12.018682	2.16%	22,143
2013	9.689509	11.764943	21.42%	11,877
2012	8.655633	9.689509	11.94%	8,396
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.051926	13.906460	6.55%	48,848
2019	11.687635	13.051926	11.67%	44,565
2018	12.562755	11.687635	-6.97%	49,508
2017	11.700927	12.562755	7.37%	53,149
2016	11.297981	11.700927	3.57%	55,767
2015	11.688490	11.297981	-3.34%	62,779
2014	11.494427	11.688490	1.69%	76,008
2013	10.576351	11.494427	8.68%	63,605
2012	9.837830	10.576351	7.51%	22,305
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.125891	14.515877	2.76%	40,466
2019	12.853477	14.125891	9.90%	43,841
2018	15.606487	12.853477	-17.64%	40,732
2017	13.015772	15.606487	19.90%	42,531
2016	13.174454	13.015772	-1.20%	46,627
2015	14.032396	13.174454	-6.11%	50,025
2014	15.636773	14.032396	-10.26%	50,539
2013	13.326827	15.636773	17.33%	43,391
2012	11.409125	13.326827	16.81%	4,056
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.725714	17.26%	8,693

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.010127	12.528576	4.32%	397
2019	11.309224	12.010127	6.20%	397
2018	11.657129	11.309224	-2.98%	5,428
2017	11.452132	11.657129	1.79%	5,428
2016	11.162271	11.452132	2.60%	9,272
2015	11.526562	11.162271	-3.16%	5,392
2014	11.270571	11.526562	2.27%	5,382
2013	11.786815	11.270571	-4.38%	1,211
2012	11.225019	11.786815	5.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.809951	13.646758	6.53%	14,718
2019	11.963718	12.809951	7.07%	10,016
2018	12.427573	11.963718	-3.73%	11,187
2017	12.257573	12.427573	1.39%	10,877
2016	12.140339	12.257573	0.97%	10,474
2015	12.490763	12.140339	-2.81%	11,156
2014	12.189741	12.490763	2.47%	10,971
2013	12.737701	12.189741	-4.30%	7,414
2012	12.171912	12.737701	4.65%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.440767	10.582368	1.36%	0
2019	10.026224	10.440767	4.13%	0
2018*	10.000000	10.026224	0.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.553078	34.834014	10.40%	7,162
2019	26.328460	31.553078	19.84%	9,059
2018	32.730891	26.328460	-19.56%	9,477
2017	23.720560	32.730891	37.99%	12,028
2016	22.588078	23.720560	5.01%	9,320
2015	27.600690	22.588078	-18.16%	9,942
2014	29.967920	27.600690	-7.90%	14,912
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.543108	22.313689	3.58%	15,791
2019	19.217389	21.543108	12.10%	23,585
2018	20.280556	19.217389	-5.24%	24,559
2017	19.442862	20.280556	4.31%	25,283
2016	17.431559	19.442862	11.54%	33,805
2015	18.319658	17.431559	-4.85%	27,973
2014	18.284617	18.319658	0.19%	36,206

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.407035	11.822607	3.64%	24,503
2019	10.986655	11.407035	3.83%	7,060
2018	11.252131	10.986655	-2.36%	28,182
2017	11.281150	11.252131	-0.26%	7,178
2016	11.460991	11.281150	-1.57%	10,537
2015	11.743590	11.460991	-2.41%	6,436
2014	11.494837	11.743590	2.16%	6,400
2013	12.262795	11.494837	-6.26%	5,936
2012	12.179887	12.262795	0.68%	1,130
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.137776	7.969970	-2.06%	143,588
2019	8.183560	8.137776	-0.56%	122,399
2018	8.262388	8.183560	-0.95%	121,111
2017	8.420868	8.262388	-1.88%	195,325
2016	8.617901	8.420868	-2.29%	101,135
2015	8.820785	8.617901	-2.30%	134,480
2014	9.028432	8.820785	-2.30%	126,937
2013	9.240975	9.028432	-2.30%	95,273
2012	9.459122	9.240975	-2.31%	22,621
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.320458	9.805889	5.21%	23,490
2019	8.022519	9.320458	16.18%	22,901
2018	9.639394	8.022519	-16.77%	24,293
2017	7.763604	9.639394	24.16%	37,763
2016	7.895826	7.763604	-1.67%	25,227
2015	8.350721	7.895826	-5.45%	24,497
2014	8.609305	8.350721	-3.00%	31,426
2013	7.495499	8.609305	14.86%	28,067
2012	6.658488	7.495499	12.57%	275
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.299031	10.779294	4.66%	15,906
2019	8.697426	10.299031	18.41%	11,644
2018	10.368080	8.697426	-16.11%	13,110
2017	8.526172	10.368080	21.60%	13,639
2016	8.680936	8.526172	-1.78%	14,342
2015	9.010508	8.680936	-3.66%	11,793
2014	9.830994	9.010508	-8.35%	11,428
2013	8.315198	9.830994	18.23%	10,121
2012	7.200089	8.315198	15.49%	1,040

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.405731	31.309336	10.22%	793
2019	23.497830	28.405731	20.89%	793
2018	26.391187	23.497830	-10.96%	793
2017	22.807280	26.391187	15.71%	793
2016	21.323753	22.807280	6.96%	793
2015	22.045835	21.323753	-3.28%	793
2014	21.493317	22.045835	2.57%	0
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.897078	18.061317	6.89%	77,793
2019	14.994483	16.897078	12.69%	93,248
2018	16.131804	14.994483	-7.05%	94,433
2017	14.856768	16.131804	8.58%	90,786
2016	14.303997	14.856768	3.86%	91,995
2015	14.666217	14.303997	-2.47%	134,406
2014	14.353336	14.666217	2.18%	137,070
2013	12.952442	14.353336	10.82%	106,919
2012	12.120454	12.952442	6.86%	62,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.584043	22.447308	9.05%	432
2019	17.565843	20.584043	17.18%	456
2018	19.225801	17.565843	-8.63%	16,193
2017	17.138988	19.225801	12.18%	16,469
2016	16.281254	17.138988	5.27%	81,616
2015	16.753676	16.281254	-2.82%	93,778
2014	16.298607	16.753676	2.79%	1,393
2013	13.960620	16.298607	16.75%	30,241
2012	12.730542	13.960620	9.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.527830	14.104250	4.26%	24,770
2019	12.641187	13.527830	7.01%	20,259
2018	13.178098	12.641187	-4.07%	56,225
2017	12.762213	13.178098	3.26%	30,058
2016	12.527670	12.762213	1.87%	29,943
2015	12.788741	12.527670	-2.04%	34,746
2014	12.599630	12.788741	1.50%	53,860
2013	12.301846	12.599630	2.42%	65,075
2012	11.972516	12.301846	2.75%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.734812	11.987752	2.16%	33,858
2019	10.629409	11.734812	10.40%	35,559
2018	11.529703	10.629409	-7.81%	35,432
2017	10.348341	11.529703	11.42%	38,819
2016	10.019375	10.348341	3.28%	33,257
2015	10.598807	10.019375	-5.47%	26,696
2014	10.588302	10.598807	0.10%	26,884
2013*	10.000000	10.588302	5.88%	26,312
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.287614	12.764692	3.88%	109,077
2019	10.912834	12.287614	12.60%	149,898
2018	11.891147	10.912834	-8.23%	176,318
2017	10.405190	11.891147	14.28%	189,908
2016	9.957330	10.405190	4.50%	194,674
2015	10.611462	9.957330	-6.16%	188,336
2014	10.676193	10.611462	-0.61%	190,720
2013*	10.000000	10.676193	6.76%	147,029
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.981747	22.619783	7.81%	60,471
2019	18.239090	20.981747	15.04%	67,883
2018	19.795313	18.239090	-7.86%	71,359
2017	17.940753	19.795313	10.34%	60,062
2016	17.137756	17.940753	4.69%	78,313
2015	17.600125	17.137756	-2.63%	73,695
2014	17.127076	17.600125	2.76%	91,706
2013	15.030908	17.127076	13.95%	70,210
2012	13.884408	15.030908	8.26%	5,337
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.381017	27.854501	9.75%	9,796
2019	21.323843	25.381017	19.03%	10,016
2018	23.656661	21.323843	-9.86%	10,310
2017	20.750885	23.656661	14.00%	11,514
2016	19.577522	20.750885	5.99%	11,824
2015	20.185772	19.577522	-3.01%	17,119
2014	19.685183	20.185772	2.54%	17,540
2013	16.464155	19.685183	19.56%	17,815
2012	14.814165	16.464155	11.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.129005	18.166363	6.06%	19,005
2019	15.449177	17.129005	10.87%	14,456
2018	16.428018	15.449177	-5.96%	12,669
2017	15.395496	16.428018	6.71%	15,483
2016	14.906771	15.395496	3.28%	23,749
2015	15.262382	14.906771	-2.33%	13,049
2014	14.914797	15.262382	2.33%	20,973
2013	13.815906	14.914797	7.95%	20,303
2012	13.089553	13.815906	5.55%	11,074

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.402548	10.887426	4.66%	1,002
2019*	10.000000	10.402548	4.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.701329	12.103004	13.10%	0
2019*	10.000000	10.701329	7.01%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.067388	9.984336	-0.82%	0
2019*	10.000000	10.067388	0.67%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.941083	13.468248	23.10%	0
2019*	10.000000	10.941083	9.41%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.696918	26.270444	26.93%	12,026
2019	16.268075	20.696918	27.22%	14,820
2018	17.230613	16.268075	-5.59%	17,484
2017	13.577939	17.230613	26.90%	19,175
2016	13.625530	13.577939	-0.35%	25,100
2015	13.523072	13.625530	0.76%	27,095
2014	12.566157	13.523072	7.62%	26,454
2013	9.568821	12.566157	31.32%	27,635
2012	8.433406	9.568821	13.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.444425	13.020449	4.63%	17,518
2019	10.706343	12.444425	16.23%	19,158
2018	11.514913	10.706343	-7.02%	20,822
2017	10.025388	11.514913	14.86%	22,366
2016	9.452743	10.025388	6.06%	23,986
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.319520	14.966879	4.52%	3,349
2019	12.015283	14.319520	19.18%	3,582
2018	12.624852	12.015283	-4.83%	3,842
2017	10.617481	12.624852	18.91%	4,118
2016	9.874788	10.617481	7.52%	4,433
2015	10.093001	9.874788	-2.16%	27,625
2014*	10.000000	10.093001	0.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.094734	40.640604	15.80%	18,277
2019	26.155963	35.094734	34.17%	24,708
2018	27.194290	26.155963	-3.82%	18,852
2017	21.903449	27.194290	24.16%	26,531
2016	21.696358	21.903449	0.95%	26,835
2015	21.185453	21.696358	2.41%	14,607
2014	19.973956	21.185453	6.07%	9,155
2013	15.000801	19.973956	33.15%	8,692
2012	12.966115	15.000801	15.69%	680
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.074364	26.820118	-0.94%	16,220
2019	21.874829	27.074364	23.77%	20,910
2018	24.735379	21.874829	-11.56%	21,006
2017	23.346029	24.735379	5.95%	21,410
2016	19.876500	23.346029	17.46%	21,999
2015	21.290168	19.876500	-6.64%	22,109
2014	19.293268	21.290168	10.35%	27,860
2013	14.997245	19.293268	28.65%	24,399
2012	13.413445	14.997245	11.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.767446	17.67%	31,050
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.528105	45.894127	10.51%	7,786
2019	33.828218	41.528105	22.76%	5,746
2018	39.078146	33.828218	-13.43%	6,057
2017	34.544444	39.078146	13.12%	6,754
2016	29.391794	34.544444	17.53%	6,167
2015	30.865983	29.391794	-4.78%	5,741
2014	28.872720	30.865983	6.90%	5,904
2013	22.211558	28.872720	29.99%	5,198
2012	19.353925	22.211558	14.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.284388	19.590915	-3.42%	2,738
2019	16.764234	20.284388	21.00%	2,538
2018	19.760916	16.764234	-15.16%	2,859
2017	17.766065	19.760916	11.23%	2,549
2016	15.462607	17.766065	14.90%	5,516
2015	16.296941	15.462607	-5.12%	5,143
2014	14.254428	16.296941	14.33%	7,633
2013	10.753292	14.254428	32.56%	5,897
2012	9.460613	10.753292	13.66%	275

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.657981	42.088785	37.28%	1,694
2019	23.179405	30.657981	32.26%	1,948
2018	25.852557	23.179405	-10.34%	2,771
2017	21.227412	25.852557	21.79%	1,244
2016	20.105594	21.227412	5.58%	1,297
2015	20.470546	20.105594	-1.78%	3,600
2014	20.433844	20.470546	0.18%	1,215
2013	14.528970	20.433844	40.64%	1,193
2012	13.150073	14.528970	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	34.513610	35.389370	2.54%	656
2019	29.763034	34.513610	15.96%	655
2018	36.763129	29.763034	-19.04%	668
2017	34.597653	36.763129	6.26%	759
2016	28.189252	34.597653	22.73%	1,173
2015	30.789469	28.189252	-8.45%	825
2014	29.517377	30.789469	4.31%	844
2013	21.576135	29.517377	36.81%	3,583
2012	18.357664	21.576135	17.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.920651	42.940430	19.54%	816
2019	29.329957	35.920651	22.47%	1,450
2018	34.445309	29.329957	-14.85%	1,473
2017	31.143145	34.445309	10.60%	1,917
2016	26.010401	31.143145	19.73%	1,993
2015	27.137101	26.010401	-4.15%	2,011
2014	27.622459	27.137101	-1.76%	1,983
2013	20.115307	27.622459	37.32%	1,772
2012	17.869057	20.115307	12.57%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.642497	20.654507	10.79%	18,852
2019	14.897206	18.642497	25.14%	19,627
2018	16.053891	14.897206	-7.21%	20,948
2017	13.169768	16.053891	21.90%	6,022
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	1,124
2013	8.423100	11.812024	40.23%	976
2012	7.379479	8.423100	14.14%	3,701

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.397734	21.479273	10.73%	1,488
2019	15.751596	19.397734	23.15%	1,517
2018	17.131047	15.751596	-8.05%	4,486
2017	14.812903	17.131047	15.65%	1,597
2016	13.768757	14.812903	7.58%	1,655
2015	14.152121	13.768757	-2.71%	1,718
2014	13.107685	14.152121	7.97%	1,778
2013	9.683031	13.107685	35.37%	11,750
2012	8.898556	9.683031	8.82%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.833323	14.587622	-7.87%	6,882
2019	12.423595	15.833323	27.45%	19,132
2018	13.255574	12.423595	-6.28%	8,659
2017	12.781484	13.255574	3.71%	8,765
2016	12.205434	12.781484	4.72%	8,052
2015	13.242372	12.205434	-7.83%	9,961
2014	10.539067	13.242372	25.65%	27,835
2013	10.503576	10.539067	0.34%	8,687
2012	9.301977	10.503576	12.92%	2,507
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.387192	22.322597	15.14%	57,416
2019	15.166280	19.387192	27.83%	56,981
2018	16.320770	15.166280	-7.07%	56,723
2017	13.779199	16.320770	18.44%	63,356
2016	12.659902	13.779199	8.84%	69,519
2015	12.836900	12.659902	-1.38%	57,731
2014	11.619549	12.836900	10.48%	96,669
2013*	10.000000	11.619549	16.20%	54,747
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.550861	9.595453	0.47%	80,752
2019	9.391826	9.550861	1.69%	87,389
2018	9.535930	9.391826	-1.51%	164,336
2017	9.608074	9.535930	-0.75%	102,398
2016	9.594573	9.608074	0.14%	96,083
2015	9.854059	9.594573	-2.63%	90,249
2014	10.036467	9.854059	-1.82%	96,038
2013	10.261925	10.036467	-2.20%	82,475
2012	10.146606	10.261925	1.14%	9,224
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.509242	19.245597	16.57%	2,203
2019	13.522593	16.509242	22.09%	1,880
2018	15.614047	13.522593	-13.39%	2,788
2017	13.995779	15.614047	11.56%	3,753
2016	11.850902	13.995779	18.10%	6,291
2015	12.752522	11.850902	-7.07%	5,236
2014	12.484524	12.752522	2.15%	5,417
2013*	10.000000	12.484524	24.85%	5,218

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.675445	32.421084	56.81%	18,637
2019	15.465093	20.675445	33.69%	20,757
2018	17.031783	15.465093	-9.20%	14,733
2017	13.669296	17.031783	24.60%	26,344
2016	13.191374	13.669296	3.62%	19,185
2015	13.548800	13.191374	-2.64%	23,929
2014	13.370464	13.548800	1.33%	11,828
2013	9.873347	13.370464	35.42%	14,661
2012	8.815361	9.873347	12.00%	301
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.279455	11.621969	3.04%	0
2019	10.111677	11.279455	11.55%	0
2018	11.059764	10.111677	-8.57%	0
2017	10.267854	11.059764	7.71%	0
2016	9.931343	10.267854	3.39%	0
2015	10.674288	9.931343	-6.96%	0
2014	10.639360	10.674288	0.33%	0
2013	10.133230	10.639360	4.99%	0
2012*	10.000000	10.133230	1.33%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.048631	12.342455	2.44%	20,634
2019	10.572863	12.048631	13.96%	20,452
2018	11.905038	10.572863	-11.19%	21,131
2017	10.384287	11.905038	14.64%	35,150
2016	10.107364	10.384287	2.74%	35,425
2015	11.416062	10.107364	-11.46%	35,839
2014	11.582445	11.416062	-1.44%	36,625
2013	10.251832	11.582445	12.98%	20,286
2012*	10.000000	10.251832	2.52%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.032455	12.405845	3.10%	4,357
2019	10.627735	12.032455	13.22%	4,689
2018	11.776136	10.627735	-9.75%	4,843
2017	10.608109	11.776136	11.01%	5,082
2016	10.257593	10.608109	3.42%	5,329
2015	11.249753	10.257593	-8.82%	5,485
2014	11.233926	11.249753	0.14%	5,746
2013	10.269462	11.233926	9.39%	5,938
2012*	10.000000	10.269462	2.69%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.075268	11.676248	5.43%	5,661
2019	10.144630	11.075268	9.17%	5,609
2018	10.983050	10.144630	-7.63%	5,565
2017	9.914414	10.983050	10.78%	19,929
2016	8.987299	9.914414	10.32%	30,489
2015	10.129661	8.987299	-11.28%	44,479
2014	10.321188	10.129661	-1.86%	45,763
2013	10.552634	10.321188	-2.19%	40,036
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.618370	11.056746	4.13%	0
2019	9.479379	10.618370	12.02%	0
2018	10.195769	9.479379	-7.03%	0
2017	9.505468	10.195769	7.26%	0
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.853617	11.734611	8.12%	26,094
2019	10.390363	10.853617	4.46%	24,825
2018	11.087993	10.390363	-6.29%	24,427
2017	10.248186	11.087993	8.19%	24,997
2016	10.192831	10.248186	0.54%	35,012
2015	11.239250	10.192831	-9.31%	24,210
2014	11.469321	11.239250	-2.01%	21,920
2013	12.564421	11.469321	-8.72%	18,687
2012	12.221538	12.564421	2.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.421349	10.475870	0.52%	136,040
2019	10.263946	10.421349	1.53%	140,134
2018	10.482050	10.263946	-2.08%	156,179
2017	10.595451	10.482050	-1.07%	161,239
2016	10.704493	10.595451	-1.02%	158,521
2015	10.933666	10.704493	-2.10%	158,502
2014	11.107934	10.933666	-1.57%	176,712
2013	11.395900	11.107934	-2.53%	154,254
2012	11.030626	11.395900	3.31%	12,330
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.982935	9.962089	-0.21%	0
2019	9.949682	9.982935	0.33%	0
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.693682	11.339036	6.03%	182,982
2019	10.111502	10.693682	5.76%	229,572
2018	10.417010	10.111502	-2.93%	273,232
2017	10.171590	10.417010	2.41%	247,570
2016	10.148203	10.171590	0.23%	243,852
2015	10.352363	10.148203	-1.97%	258,875
2014	10.172145	10.352363	1.77%	292,590
2013	10.629848	10.172145	-4.31%	276,102
2012	9.936712	10.629848	6.98%	40,274
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.226115	19.960709	9.52%	0
2019	14.905854	18.226115	22.27%	7,375
2018	18.864741	14.905854	-20.99%	0
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.412754	34.13%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.742991	13.172251	3.37%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.238829	50.820275	26.30%	15,067
2019	32.019027	40.238829	25.67%	13,229
2018	32.498694	32.019027	-1.48%	13,786
2017	26.126936	32.498694	24.39%	16,928
2016	29.949762	26.126936	-12.76%	19,123
2015	27.255890	29.949762	9.88%	24,626
2014	21.259170	27.255890	28.21%	29,721
2013	14.456733	21.259170	47.05%	26,998
2012	11.296020	14.456733	27.98%	1,762
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.391273	6.258978	16.09%	35,280
2019	4.946998	5.391273	8.98%	35,989
2018	7.075181	4.946998	-30.08%	29,009
2017	7.386883	7.075181	-4.22%	29,289
2016	5.271669	7.386883	40.12%	41,487
2015	8.129764	5.271669	-35.16%	29,647
2014	10.317543	8.129764	-21.20%	23,689
2013	9.574679	10.317543	7.76%	19,513
2012*	10.000000	9.574679	-4.25%	2,207
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.721280	10.312280	-3.81%	0
2019*	10.000000	10.721280	7.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.930339	49.223568	54.16%	10,857
2019	26.181419	31.930339	21.96%	10,577
2018	26.455146	26.181419	-1.03%	11,970
2017	21.513078	26.455146	22.97%	11,591
2016	20.435059	21.513078	5.28%	10,691
2015	21.537047	20.435059	-5.12%	13,274
2014	22.466058	21.537047	-4.14%	13,525
2013	15.306144	22.466058	46.78%	11,746
2012	14.524156	15.306144	5.38%	2,882

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.350949	12.640456	2.34%	0
2019	10.981045	12.350949	12.48%	0
2018	12.144994	10.981045	-9.58%	0
2017	10.883827	12.144994	11.59%	49
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.664797	8.643792	-0.24%	0
2019	7.601575	8.664797	13.99%	0
2018*	10.000000	7.601575	-23.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.176569	37.392117	0.58%	0
2019	31.768082	37.176569	17.02%	0
2018	38.432531	31.768082	-17.34%	0
2017	34.891204	38.432531	10.15%	0
2016	28.644857	34.891204	21.81%	4,878
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.069273	12.905169	6.93%	1,522
2019	11.355144	12.069273	6.29%	1,522
2018	11.973439	11.355144	-5.16%	7,606
2017	11.832578	11.973439	1.19%	1,522
2016	11.613221	11.832578	1.89%	1,522
2015	12.199952	11.613221	-4.81%	1,522
2014	12.100659	12.199952	0.82%	1,522
2013	13.546978	12.100659	-10.68%	1,522
2012	12.926202	13.546978	4.80%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.484072	28.108946	-1.32%	0
2019	22.624727	28.484072	25.90%	1,003
2018	26.637214	22.624727	-15.06%	13,618
2017	24.482681	26.637214	8.80%	13,452
2016	20.439523	24.482681	19.78%	21,331
2015	21.278296	20.439523	-3.94%	8,166
2014	18.755762	21.278296	13.45%	13,358
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.139265	29.660102	-1.59%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.456584	14.939604	3.34%	7,154
2019	12.554119	14.456584	15.15%	7,530
2018	13.526803	12.554119	-7.19%	7,912
2017	12.071299	13.526803	12.06%	8,323
2016	11.528682	12.071299	4.71%	8,732
2015	11.940132	11.528682	-3.45%	9,247
2014	11.887977	11.940132	0.44%	5,874
2013	10.101424	11.887977	17.69%	955
2012*	10.000000	10.101424	1.01%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.189846	11.687126	4.44%	0
2019	9.981512	11.189846	12.11%	0
2018	10.532554	9.981512	-5.23%	0
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.108654	10.708921	5.94%	0
2019	9.489238	10.108654	6.53%	0
2018	9.794535	9.489238	-3.12%	0
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.034897	14.187084	1.08%	21,215
2019	11.281850	14.034897	24.40%	10,420
2018	12.486972	11.281850	-9.65%	19,867
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.211786	19.099538	17.81%	0
2019	14.105839	16.211786	14.93%	0
2018	15.640063	14.105839	-9.81%	0
2017	14.091767	15.640063	10.99%	38
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.496923	13.153912	5.26%	0
2019	10.683094	12.496923	16.98%	0
2018	12.984064	10.683094	-17.72%	0
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.778828	45.113789	7.98%	0
2019	35.025853	41.778828	19.28%	0
2018	39.431559	35.025853	-11.17%	0
2017	35.940507	39.431559	9.71%	0
2016	29.286896	35.940507	22.72%	0
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.730481	38.418976	14.95%	0
2019	26.185885	33.730481	28.81%	0
2018	28.202711	26.185885	-7.15%	0
2017	23.837502	28.202711	18.31%	0
2016	21.914690	23.837502	8.77%	0
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.850882	35.946364	20.42%	0
2019	22.524927	29.850882	32.52%	0
2018	24.846941	22.524927	-9.35%	0
2017	20.042541	24.846941	23.97%	2,700
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.794799	11.200207	3.76%	0
2019	9.491887	10.794799	13.73%	0
2018	10.131751	9.491887	-6.32%	0
2017*	10.000000	10.131751	1.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.114787	15.385609	-4.52%	0
2019	12.927526	16.114787	24.65%	0
2018	15.949954	12.927526	-18.95%	10,512
2017	14.621768	15.949954	9.08%	10,052
2016	11.427792	14.621768	27.95%	15,567
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	2,807
2013*	10.000000	12.143389	21.43%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.373704	10.327151	-0.45%	0
2019	9.926139	10.373704	4.51%	72,631
2018	10.180320	9.926139	-2.50%	50,543
2017	10.082870	10.180320	0.97%	13,483
2016	9.481885	10.082870	6.34%	2,601
2015	9.812409	9.481885	-3.37%	19,694
2014	9.996493	9.812409	-1.84%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.318716	13.180917	27.74%	16,819
2019	8.183386	10.318716	26.09%	0
2018*	10.000000	8.183386	-18.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.080336	17.615559	9.55%	0
2019	14.233876	16.080336	12.97%	0
2018	15.235160	14.233876	-6.57%	0
2017	13.837849	15.235160	10.10%	0
2016	13.472522	13.837849	2.71%	0
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.567621	19.670215	11.97%	0
2019	15.014759	17.567621	17.00%	0
2018	16.381811	15.014759	-8.34%	0
2017	14.436027	16.381811	13.48%	0
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.379144	22.062084	13.84%	0
2019	15.998091	19.379144	21.13%	0
2018	17.829944	15.998091	-10.27%	0
2017	15.134945	17.829944	17.81%	0
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.261727	15.807600	19.20%	5,965
2019	10.947707	13.261727	21.14%	0
2018	11.739837	10.947707	-6.75%	0
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	38.129303	48.466117	27.11%	0
2019	29.759471	38.129303	28.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.776137	7.713837	-34.50%	6,342
2019	10.986323	11.776137	7.19%	7,912
2018	14.964617	10.986323	-26.58%	20,240
2017	15.769212	14.964617	-5.10%	20,482
2016	12.101293	15.769212	30.31%	17,476
2015	15.645902	12.101293	-22.66%	10,653
2014	18.377138	15.645902	-14.86%	5,072
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.066449	28.118206	3.89%	0
2019	21.817738	27.066449	24.06%	0
2018	24.444362	21.817738	-10.75%	0
2017	22.231306	24.444362	9.95%	0
2016	19.349692	22.231306	14.89%	3,941
2015	20.703063	19.349692	-6.54%	3,981
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.271397	14.986636	5.01%	0
2019	11.275601	14.271397	26.57%	28,478
2018	12.724198	11.275601	-11.38%	0
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	38.131745	53.425316	40.11%	13,023
2019	29.161253	38.131745	30.76%	5,586
2018	30.012283	29.161253	-2.84%	23,876
2017	22.807092	30.012283	31.59%	16,401
2016	23.238585	22.807092	-1.86%	19,590
2015	22.272269	23.238585	4.34%	41,021
2014	20.556093	22.272269	8.35%	18,480
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.068198	13.923376	6.54%	36,199
2019	12.238561	13.068198	6.78%	122,465
2018	12.640686	12.238561	-3.18%	0
2017	12.453505	12.640686	1.50%	0
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	0
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.903303	47.054649	15.04%	0
2019	34.024723	40.903303	20.22%	0
2018	40.910077	34.024723	-16.83%	0
2017	34.771789	40.910077	17.65%	0
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	0
2014	32.035137	33.152108	3.49%	1,743
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.106140	27.135197	12.57%	0
2019	19.371481	24.106140	24.44%	0
2018	23.369573	19.371481	-17.11%	0
2017	18.418879	23.369573	26.88%	0
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.937990	11.769784	-9.03%	0
2019	10.781768	12.937990	20.00%	0
2018	11.810897	10.781768	-8.71%	0
2017	11.660673	11.810897	1.29%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.396065	14.609970	9.06%	6,337
2019	11.451289	13.396065	16.98%	6,694
2018	12.987705	11.451289	-11.83%	7,059
2017	11.882712	12.987705	9.30%	7,547
2016	10.756333	11.882712	10.47%	7,846
2015	11.751031	10.756333	-8.46%	8,344
2014	11.706605	11.751031	0.38%	4,934
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.926005	15.651569	-1.72%	0
2019	14.059739	15.926005	13.27%	0
2018	15.055445	14.059739	-6.61%	0
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	37.862219	38.870973	2.66%	0
2019	30.703404	37.862219	23.32%	0
2018	36.113240	30.703404	-14.98%	0
2017	33.437019	36.113240	8.00%	0
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.897029	8.224859	-7.55%	0
2019	8.935931	8.897029	-0.44%	0
2018	8.982849	8.935931	-0.52%	0
2017	9.029242	8.982849	-0.51%	0
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.027592	12.221829	1.61%	0
2019	11.009209	12.027592	9.25%	0
2018	11.792806	11.009209	-6.64%	0
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.915323	10.327623	4.16%	0
2019	9.335544	9.915323	6.21%	0
2018*	10.000000	9.335544	-6.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.319284	9.767611	4.81%	0
2019	9.092610	9.319284	2.49%	0
2018	9.815560	9.092610	-7.37%	0
2017	9.699808	9.815560	1.19%	61
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	38.088068	47.336495	24.28%	0
2019	29.686771	38.088068	28.30%	0
2018	35.125895	29.686771	-15.48%	0
2017	26.398705	35.125895	33.06%	0
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.255629	33.573097	10.96%	0
2019	23.531229	30.255629	28.58%	0
2018	26.237902	23.531229	-10.32%	0
2017	23.047037	26.237902	13.85%	13,004
2016	21.215142	23.047037	8.63%	0
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.318405	16.287300	6.33%	0
2019	12.552295	15.318405	22.04%	0
2018	14.550651	12.552295	-13.73%	0
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	40.196170	46.935140	16.77%	0
2019	32.651488	40.196170	23.11%	0
2018	37.400893	32.651488	-12.70%	0
2017	33.638557	37.400893	11.18%	933
2016	29.287533	33.638557	14.86%	3,404
2015	31.955149	29.287533	-8.35%	8,800
2014	29.323383	31.955149	8.97%	5,578
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.367290	12.247674	18.14%	0
2019	8.301684	10.367290	24.88%	0
2018	10.574667	8.301684	-21.49%	0
2017	8.568031	10.574667	23.42%	1,673
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.000184	17.783415	11.15%	8,487
2019	13.461834	16.000184	18.86%	9,164
2018	14.588273	13.461834	-7.72%	9,718
2017	12.636756	14.588273	15.44%	10,745
2016	13.287928	12.636756	-4.90%	11,371
2015	14.854651	13.287928	-10.55%	11,909
2014	16.065969	14.854651	-7.54%	7,380
2013	13.154808	16.065969	22.13%	1,475
2012	11.310153	13.154808	16.31%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.862243	13.310254	3.48%	0
2019	11.851924	12.862243	8.52%	2,687
2018	12.407389	11.851924	-4.48%	41,844
2017	11.915788	12.407389	4.13%	52,608
2016	10.507143	11.915788	13.41%	48,029
2015	11.514588	10.507143	-8.75%	55,876
2014	11.577199	11.514588	-0.54%	46,929
2013	10.734738	11.577199	7.85%	8,924
2012*	10.000000	10.734738	7.35%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.668080	30.057384	45.43%	7,233
2019	15.351650	20.668080	34.63%	11,763
2018	15.740542	15.351650	-2.47%	0
2017	12.708306	15.740542	23.86%	0
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.044509	10.808480	7.61%	0
2019	9.417744	10.044509	6.66%	886
2018	9.776380	9.417744	-3.67%	0
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	48.554879	65.889161	35.70%	0
2019	36.352114	48.554879	33.57%	0
2018	36.621773	36.352114	-0.74%	0
2017	28.861855	36.621773	26.89%	0
2016	29.006181	28.861855	-0.50%	0
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.150825	45.827574	47.12%	2,268
2019	22.038818	31.150825	41.35%	1,635
2018	22.380473	22.038818	-1.53%	7,478
2017	15.822328	22.380473	41.45%	8,985
2016	14.238035	15.822328	11.13%	6,213
2015	13.940527	14.238035	2.13%	3,777
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.022523	31.732030	13.24%	0
2019	22.659795	28.022523	23.67%	0
2018	27.362211	22.659795	-17.19%	0
2017	21.431005	27.362211	27.68%	0
2016	23.535308	21.431005	-8.94%	0
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	9,481
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.930296	10.436495	5.10%	0
2019*	10.000000	9.930296	-0.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.562945	9.214336	-3.65%	0
2019	8.293494	9.562945	15.31%	0
2018	10.435184	8.293494	-20.52%	0
2017	8.363601	10.435184	24.77%	0
2016	7.094380	8.363601	17.89%	22,129
2015	9.092653	7.094380	-21.98%	9,586
2014	9.769345	9.092653	-6.93%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.257419	10.754789	4.85%	0
2019	9.694347	10.257419	5.81%	0
2018	10.037092	9.694347	-3.41%	0
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.893937	29.688935	42.09%	0
2019	15.153105	20.893937	37.89%	0
2018	15.799294	15.153105	-4.09%	0
2017	12.812688	15.799294	23.31%	0
2016	12.065265	12.812688	6.19%	3,006
2015	12.633084	12.065265	-4.49%	3,209
2014	13.992537	12.633084	-9.72%	3,433
2013	10.151893	13.992537	37.83%	3,653
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.885417	34.137049	0.74%	0
2019	26.808459	33.885417	26.40%	1,861
2018	30.645586	26.808459	-12.52%	16,640
2017	26.755169	30.645586	14.54%	26,571
2016	24.092246	26.755169	11.05%	20,223
2015	24.917434	24.092246	-3.31%	21,484
2014	23.166576	24.917434	7.56%	18,865
2013	17.504873	23.166576	32.34%	3,987
2012	15.478018	17.504873	13.10%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.776929	12.148719	12.73%	0
2019*	10.000000	10.776929	7.77%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.017807	23.485283	17.32%	8,623
2019	16.322682	20.017807	22.64%	6,119
2018	18.528251	16.322682	-11.90%	24,796
2017	14.968032	18.528251	23.79%	43,231
2016	14.767744	14.968032	1.36%	18,635
2015	14.231403	14.767744	3.77%	9,802
2014	14.418035	14.231403	-1.29%	7,956
2013	11.573939	14.418035	24.57%	3,881
2012	10.229478	11.573939	13.14%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.223483	32.23%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.533694	35.34%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.289936	10.860690	-3.80%	0
2019	9.046497	11.289936	24.80%	0
2018	10.064250	9.046497	-10.11%	0
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.814154	22.072640	11.40%	0
2019	16.371910	19.814154	21.03%	0
2018	18.074954	16.371910	-9.42%	0
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	3,565
2015	16.051685	14.543512	-9.40%	3,804
2014	16.793113	16.051685	-4.42%	4,070
2013	13.042589	16.793113	28.76%	5,295
2012	10.898138	13.042589	19.68%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.996014	17.651071	47.14%	8,286
2019	9.252580	11.996014	29.65%	0
2018	11.378269	9.252580	-18.68%	0
2017	9.285885	11.378269	22.53%	0
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.258918	18.865664	9.31%	35,158
2019	14.640558	17.258918	17.88%	38,716
2018	15.788806	14.640558	-7.27%	43,841
2017	13.969615	15.788806	13.02%	37,747
2016	13.130437	13.969615	6.39%	35,452
2015	13.322223	13.130437	-1.44%	35,131
2014	13.001021	13.322223	2.47%	21,863
2013	10.804736	13.001021	20.33%	15,134
2012	9.567364	10.804736	12.93%	5,953

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.790584	11.501178	6.59%	48,548
2019	10.144582	10.790584	6.37%	51,756
2018	10.508215	10.144582	-3.46%	50,212
2017	10.430877	10.508215	0.74%	47,480
2016	10.410734	10.430877	0.19%	37,556
2015	10.691442	10.410734	-2.63%	35,951
2014	10.434838	10.691442	2.46%	21,265
2013	10.973899	10.434838	-4.91%	15,736
2012	10.712367	10.973899	2.44%	5,666
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.297450	27.007882	26.81%	0
2019	16.190246	21.297450	31.54%	0
2018	18.316674	16.190246	-11.61%	0
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.911706	33.878124	47.86%	19,529
2019	18.018053	22.911706	27.16%	0
2018	18.585698	18.018053	-3.05%	0
2017	14.899564	18.585698	24.74%	34,369
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	5,808
2013	10.098875	12.775229	26.50%	1,688
2012	8.813957	10.098875	14.58%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.440339	20.351544	10.36%	30,000
2019	15.034759	18.440339	22.65%	33,763
2018	15.750785	15.034759	-4.55%	31,647
2017	13.234843	15.750785	19.01%	34,059
2016	12.206022	13.234843	8.43%	32,692
2015	12.371757	12.206022	-1.34%	32,133
2014	11.499829	12.371757	7.58%	36,869
2013	8.861095	11.499829	29.78%	16,015
2012	7.756072	8.861095	14.25%	7,544

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.523584	14.750510	1.56%	0
2019	13.630899	14.523584	6.55%	2,370
2018	14.303388	13.630899	-4.70%	21,062
2017	13.781530	14.303388	3.79%	37,389
2016	12.995729	13.781530	6.05%	26,606
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.443160	32.699473	7.41%	0
2019	24.175411	30.443160	25.93%	0
2018	24.842259	24.175411	-2.68%	0
2017	21.166097	24.842259	17.37%	0
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.123226	30.384364	0.87%	0
2019	24.301097	30.123226	23.96%	0
2018	26.909658	24.301097	-9.69%	0
2017	23.425701	26.909658	14.87%	0
2016	20.412834	23.425701	14.76%	3,733
2015	22.372624	20.412834	-8.76%	3,771
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.746573	12.014487	11.80%	0
2019	9.579179	10.746573	12.19%	0
2018	10.724595	9.579179	-10.68%	0
2017	9.277319	10.724595	15.60%	0
2016	9.230239	9.277319	0.51%	0
2015*	10.000000	9.230239	-7.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.893723	16.361966	9.86%	0
2019	12.310321	14.893723	20.99%	0
2018	14.133585	12.310321	-12.90%	0
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.365953	14.307982	7.05%	0
2019	11.787457	13.365953	13.39%	0
2018	12.882008	11.787457	-8.50%	0
2017	11.778364	12.882008	9.37%	12,845
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.394292	15.659831	8.79%	0
2019	12.265597	14.394292	17.36%	0
2018	13.685735	12.265597	-10.38%	0
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	0
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.706162	12.292759	5.01%	0
2019	10.837557	11.706162	8.01%	0
2018	11.402618	10.837557	-4.96%	42,318
2017	10.983805	11.402618	3.81%	1,551
2016	10.756927	10.983805	2.11%	10,505
2015	11.102937	10.756927	-3.12%	10,613
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	36,361
2012	10.245779	10.749121	4.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.657895	11.951769	2.52%	0
2019	10.491214	11.657895	11.12%	0
2018	11.561444	10.491214	-9.26%	0
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.127973	12.708062	4.78%	0
2019	10.766495	12.127973	12.65%	0
2018	11.872563	10.766495	-9.32%	0
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.925433	15.044115	8.03%	0
2019	12.076584	13.925433	15.31%	0
2018	13.319164	12.076584	-9.33%	0
2017	11.973140	13.319164	11.24%	90
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.630898	16.030509	9.57%	0
2019	12.264166	14.630898	19.30%	0
2018	13.887308	12.264166	-11.69%	0
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.896907	13.727233	6.44%	0
2019	11.560655	12.896907	11.56%	0
2018	12.439080	11.560655	-7.06%	0
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.972401	14.343440	2.66%	0
2019	12.726826	13.972401	9.79%	0
2018	15.468643	12.726826	-17.73%	0
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.723227	17.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.867527	12.367140	4.21%	0
2019	11.186392	11.867527	6.09%	0
2018	11.542402	11.186392	-3.08%	0
2017	11.351001	11.542402	1.69%	0
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.657882	13.470965	6.42%	21,551
2019	11.833806	12.657882	6.96%	0
2018	12.305285	11.833806	-3.83%	0
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.422937	10.553480	1.25%	0
2019	10.019360	10.422937	4.03%	0
2018*	10.000000	10.019360	0.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.012431	34.202073	10.29%	0
2019	25.903840	31.012431	19.72%	0
2018	32.236248	25.903840	-19.64%	0
2017	23.385917	32.236248	37.84%	4,803
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	9,447
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.174005	21.908928	3.47%	0
2019	18.907496	21.174005	11.99%	0
2018	19.974080	18.907496	-5.34%	0
2017	19.168603	19.974080	4.20%	0
2016	17.203223	19.168603	11.42%	8,596
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.211610	11.608178	3.54%	13,614
2019	10.809488	11.211610	3.72%	26,090
2018	11.082093	10.809488	-2.46%	32,966
2017	11.122015	11.082093	-0.36%	0
2016	11.310857	11.122015	-1.67%	0
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.998025	7.825080	-2.16%	0
2019	8.051268	7.998025	-0.66%	0
2018	8.137179	8.051268	-1.06%	0
2017	8.301743	8.137179	-1.98%	0
2016	8.504666	8.301743	-2.39%	121,365
2015	8.713799	8.504666	-2.40%	10,385
2014	8.928072	8.713799	-2.40%	127,363
2013	9.147615	8.928072	-2.40%	239,995
2012	9.373181	9.147615	-2.41%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.209754	9.679499	5.10%	0
2019	7.935354	9.209754	16.06%	0
2018	9.544483	7.935354	-16.86%	0
2017	7.695009	9.544483	24.03%	15,974
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.155805	10.618507	4.56%	0
2019	8.585258	10.155805	18.29%	0
2018	10.244913	8.585258	-16.20%	0
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.918975	30.741333	10.11%	0
2019	23.118833	27.918975	20.76%	0
2018	25.992298	23.118833	-11.06%	0
2017	22.485486	25.992298	15.60%	0
2016	21.044377	22.485486	6.85%	0
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.713508	17.846819	6.78%	1,274
2019	14.846773	16.713508	12.57%	1,603
2018	15.989357	14.846773	-7.15%	0
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.360462	22.180775	8.94%	0
2019	17.392840	20.360462	17.06%	0
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	13,668
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.296039	13.848387	4.15%	0
2019	12.437327	13.296039	6.90%	12,302
2018	12.978937	12.437327	-4.17%	0
2017	12.582179	12.978937	3.15%	0
2016	12.363567	12.582179	1.77%	2,743
2015	12.634148	12.363567	-2.14%	9,570
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.654945	11.893979	2.05%	0
2019	10.567878	11.654945	10.29%	0
2018	11.474777	10.567878	-7.90%	0
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.203968	12.664822	3.78%	0
2019	10.849645	12.203968	12.48%	0
2018	11.834486	10.849645	-8.32%	0
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	3,218
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.622321	22.209554	7.70%	6,079
2019	17.945015	20.622321	14.92%	6,665
2018	19.496243	17.945015	-7.96%	7,145
2017	17.687744	19.496243	10.22%	7,863
2016	16.913328	17.687744	4.58%	8,576
2015	17.387448	16.913328	-2.73%	9,042
2014	16.937451	17.387448	2.66%	5,189
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.946218	27.349306	9.63%	0
2019	20.980007	24.946218	18.90%	0
2018	23.299203	20.980007	-9.95%	0
2017	20.458212	23.299203	13.89%	0
2016	19.321113	20.458212	5.89%	0
2015	19.941802	19.321113	-3.11%	0
2014	19.467189	19.941802	2.44%	0
2013	16.298507	19.467189	19.44%	0
2012	14.680173	16.298507	11.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.835606	17.836922	5.95%	0
2019	15.200104	16.835606	10.76%	530
2018	16.179824	15.200104	-6.06%	0
2017	15.178385	16.179824	6.60%	0
2016	14.711574	15.178385	3.17%	9,657
2015	15.077952	14.711574	-2.43%	0
2014	14.749667	15.077952	2.23%	0
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.395429	10.868834	4.55%	0
2019*	10.000000	10.395429	3.95%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.694015	12.082361	12.98%	0
2019*	10.000000	10.694015	6.94%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.065185	9.971927	-0.93%	0
2019*	10.000000	10.065185	0.65%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.938693	13.451528	22.97%	0
2019*	10.000000	10.938693	9.39%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.451036	25.931814	26.80%	0
2019	16.091276	20.451036	27.09%	0
2018	17.060927	16.091276	-5.68%	0
2017	13.457945	17.060927	26.77%	0
2016	13.518906	13.457945	-0.45%	0
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.374977	12.934539	4.52%	3,085
2019	10.657513	12.374977	16.12%	3,689
2018	11.474207	10.657513	-7.12%	4,095
2017	10.000144	11.474207	14.74%	4,886
2016	9.438571	10.000144	5.95%	5,673
2015	9.892996	9.438571	-4.59%	5,894
2014*	10.000000	9.892996	-1.07%	3,129
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.239609	14.868119	4.41%	0
2019	11.960470	14.239609	19.06%	0
2018	12.580208	11.960470	-4.93%	0
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	22,487
2014*	10.000000	10.088185	0.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.713585	40.158097	15.68%	0
2019	25.898398	34.713585	34.04%	12,214
2018	26.954246	25.898398	-3.92%	0
2017	21.732271	26.954246	24.03%	8,860
2016	21.548784	21.732271	0.85%	0
2015	21.062905	21.548784	2.31%	7,686
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.780267	26.501617	-1.04%	0
2019	21.659367	26.780267	23.64%	0
2018	24.516991	21.659367	-11.66%	0
2017	23.163542	24.516991	5.84%	0
2016	19.741283	23.163542	17.34%	4,899
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.763796	17.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.816632	45.061683	10.40%	3,486
2019	33.282739	40.816632	22.64%	1,686
2018	38.487653	33.282739	-13.52%	0
2017	34.057198	38.487653	13.01%	0
2016	29.006830	34.057198	17.41%	0
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.043460	19.338402	-3.52%	0
2019	16.582086	20.043460	20.87%	0
2018	19.566361	16.582086	-15.25%	0
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	2,157
2015	16.186032	15.341646	-5.22%	12,764
2014	14.171927	16.186032	14.21%	23,118
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.132603	41.325209	37.14%	0
2019	22.805522	30.132603	32.13%	0
2018	25.461797	22.805522	-10.43%	0
2017	20.927905	25.461797	21.66%	0
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.922235	34.747381	2.43%	0
2019	29.283036	33.922235	15.84%	0
2018	36.207540	29.283036	-19.12%	0
2017	34.109607	36.207540	6.15%	0
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.305283	42.161636	19.42%	0
2019	28.857030	35.305283	22.35%	0
2018	33.924849	28.857030	-14.94%	0
2017	30.703900	33.924849	10.49%	0
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.420955	20.388165	10.68%	0
2019	14.735254	18.420955	25.01%	0
2018	15.895727	14.735254	-7.30%	0
2017	13.053331	15.895727	21.78%	0
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.167316	21.202398	10.62%	0
2019	15.580429	19.167316	23.02%	933
2018	16.962349	15.580429	-8.15%	0
2017	14.682015	16.962349	15.53%	0
2016	13.661042	14.682015	7.47%	4,533
2015	14.055792	13.661042	-2.81%	4,838
2014	13.031802	14.055792	7.86%	5,176
2013	9.636828	13.031802	35.23%	5,507
2012	8.865197	9.636828	8.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.645232	14.399555	-7.96%	4,480
2019	12.288584	15.645232	27.32%	17,729
2018	13.125047	12.288584	-6.37%	1,140
2017	12.668544	13.125047	3.60%	2,444
2016	12.109934	12.668544	4.61%	4,130
2015	13.152227	12.109934	-7.92%	8,888
2014	10.478041	13.152227	25.52%	8,542
2013	10.453450	10.478041	0.24%	1,771
2012	9.267104	10.453450	12.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.255262	22.148005	15.02%	113,511
2019	15.078496	19.255262	27.70%	0
2018	16.243039	15.078496	-7.17%	0
2017	13.727576	16.243039	18.32%	37
2016	12.625344	13.727576	8.73%	12,381
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.437420	9.471781	0.36%	17,917
2019	9.289784	9.437420	1.59%	54,441
2018	9.442041	9.289784	-1.61%	84,161
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.396931	19.095130	16.46%	4,367
2019	13.444351	16.396931	21.96%	2,099
2018	15.539721	13.444351	-13.48%	0
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	432

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.429823	32.003161	56.65%	10,206
2019	15.297022	20.429823	33.55%	15,490
2018	16.864062	15.297022	-9.29%	0
2017	13.548516	16.864062	24.47%	21,189
2016	13.088175	13.548516	3.52%	3,359
2015	13.456586	13.088175	-2.74%	14,711
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.197032	11.525243	2.93%	0
2019	10.048069	11.197032	11.43%	0
2018	11.001530	10.048069	-8.67%	0
2017	10.224216	11.001530	7.60%	0
2016	9.899249	10.224216	3.28%	0
2015	10.650696	9.899249	-7.06%	0
2014	10.626717	10.650696	0.23%	0
2013	10.131557	10.626717	4.89%	0
2012*	10.000000	10.131557	1.32%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.960589	12.239726	2.33%	0
2019	10.506353	11.960589	13.84%	0
2018	11.842346	10.506353	-11.28%	0
2017	10.340158	11.842346	14.53%	51
2016	10.074695	10.340158	2.63%	0
2015	11.390830	10.074695	-11.55%	0
2014	11.568686	11.390830	-1.54%	0
2013	10.250138	11.568686	12.86%	0
2012*	10.000000	10.250138	2.50%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.944521	12.302578	3.00%	0
2019	10.560879	11.944521	13.10%	0
2018	11.714127	10.560879	-9.84%	0
2017	10.563031	11.714127	10.90%	102
2016	10.224435	10.563031	3.31%	0
2015	11.224878	10.224435	-8.91%	0
2014	11.220575	11.224878	0.04%	0
2013	10.267771	11.220575	9.28%	0
2012*	10.000000	10.267771	2.68%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.988655	11.573075	5.32%	1,913
2019	10.075603	10.988655	9.06%	1,913
2018	10.919571	10.075603	-7.73%	1,913
2017	9.867179	10.919571	10.67%	1,913
2016	8.953609	9.867179	10.20%	1,913
2015	10.102046	8.953609	-11.37%	1,913
2014	10.303598	10.102046	-1.96%	1,913
2013	10.545444	10.303598	-2.29%	1,913
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.546066	10.970204	4.02%	0
2019	9.424467	10.546066	11.90%	0
2018	10.147145	9.424467	-7.12%	0
2017	9.469804	10.147145	7.15%	0
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.735668	11.595206	8.01%	0
2019	10.287980	10.735668	4.35%	0
2018	10.990047	10.287980	-6.39%	0
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	4,397
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.308085	10.351405	0.42%	0
2019	10.162799	10.308085	1.43%	28,500
2018	10.389455	10.162799	-2.18%	0
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.945475	9.914544	-0.31%	0
2019	9.922504	9.945475	0.23%	0
2018	10.024788	9.922504	-1.02%	0
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.599202	11.227346	5.93%	0
2019	10.032432	10.599202	5.65%	0
2018	10.346196	10.032432	-3.03%	35,502
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.917621	19.602762	9.40%	0
2019	14.668571	17.917621	22.15%	13,679
2018	18.583580	14.668571	-21.07%	0
2017	15.041089	18.583580	23.55%	0
2016	15.797536	15.041089	-4.79%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.403633	34.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.708210	13.122839	3.26%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.842683	50.268491	26.17%	2,496
2019	31.736288	39.842683	25.54%	1,885
2018	32.244929	31.736288	-1.58%	7,846
2017	25.949400	32.244929	24.26%	9,858
2016	29.776656	25.949400	-12.85%	9,338
2015	27.126126	29.776656	9.77%	23,341
2014	21.179612	27.126126	28.08%	27,183
2013	14.417362	21.179612	46.90%	2,863
2012	11.276824	14.417362	27.85%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.349067	6.203624	15.98%	2,112
2019	4.913293	5.349067	8.87%	10,500
2018	7.034236	4.913293	-30.15%	2,112
2017	7.351636	7.034236	-4.32%	2,167
2016	5.251877	7.351636	39.98%	10,845
2015	8.107568	5.251877	-35.22%	10,935
2014	10.299944	8.107568	-21.29%	2,112
2013	9.568141	10.299944	7.65%	2,112
2012*	10.000000	9.568141	-4.32%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.713939	10.294661	-3.91%	0
2019*	10.000000	10.713939	7.14%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.439414	48.417215	54.00%	793
2019	25.805300	31.439414	21.83%	0
2018	26.101977	25.805300	-1.14%	0
2017	21.247553	26.101977	22.85%	0
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	2,377
2014	22.256994	21.314779	-4.23%	835
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.254299	12.528702	2.24%	2,390
2019	10.906284	12.254299	12.36%	2,390
2018	12.074750	10.906284	-9.68%	2,391
2017	10.831928	12.074750	11.47%	2,391
2016	10.747127	10.831928	0.79%	2,391
2015	11.167910	10.747127	-3.77%	4,015
2014	10.991850	11.167910	1.60%	3,624
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.649969	8.620169	-0.34%	0
2019	7.596352	8.649969	13.87%	0
2018*	10.000000	7.596352	-24.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.538933	36.713120	0.48%	17,526
2019	31.255230	36.538933	16.91%	17,957
2018	37.851143	31.255230	-17.43%	18,126
2017	34.398512	37.851143	10.04%	18,940
2016	28.269251	34.398512	21.68%	18,124
2015	30.744896	28.269251	-8.05%	18,923
2014	28.943932	30.744896	6.22%	7,357
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.860745	12.669212	6.82%	13,388
2019	11.170413	11.860745	6.18%	13,093
2018	11.790795	11.170413	-5.26%	15,769
2017	11.664008	11.790795	1.09%	17,884
2016	11.459483	11.664008	1.78%	17,119
2015	12.050803	11.459483	-4.91%	18,922
2014	11.964989	12.050803	0.72%	15,154
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.059060	27.661151	-1.42%	6,150
2019	22.309997	28.059060	25.77%	7,307
2018	26.293783	22.309997	-15.15%	7,550
2017	24.191736	26.293783	8.69%	7,919
2016	20.217260	24.191736	19.66%	14,202
2015	21.068494	20.217260	-4.04%	5,813
2014	18.589880	21.068494	13.33%	2,872
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.622930	29.122097	-1.69%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.350891	14.815183	3.24%	117,882
2019	12.475115	14.350891	15.04%	146,496
2018	13.455553	12.475115	-7.29%	162,743
2017	12.019985	13.455553	11.94%	191,576
2016	11.491404	12.019985	4.60%	219,690
2015	11.913729	11.491404	-3.54%	281,965
2014	11.873859	11.913729	0.34%	287,054
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.136401	11.619380	4.34%	7,703
2019	9.944027	11.136401	11.99%	6,541
2018	10.503826	9.944027	-5.33%	3,625
2017	10.060292	10.503826	4.41%	3,632
2016	9.145218	10.060292	10.01%	252
2015*	10.000000	9.145218	-8.55%	4,640
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.060381	10.646864	5.83%	84,773
2019	9.453600	10.060381	6.42%	145,223
2018	9.767817	9.453600	-3.22%	151,744
2017	9.706381	9.767817	0.63%	154,820
2016	9.715661	9.706381	-0.10%	173,848
2015*	10.000000	9.715661	-2.84%	139,880
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.967909	14.104897	0.98%	80,511
2019	11.239507	13.967909	24.28%	122,918
2018	12.452942	11.239507	-9.74%	132,050
2017	10.963348	12.452942	13.59%	163,662
2016	9.687838	10.963348	13.17%	191,428
2015*	10.000000	9.687838	-3.12%	151,026
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.035472	18.872474	17.69%	39,017
2019	13.966733	16.035472	14.81%	39,619
2018	15.501795	13.966733	-9.90%	42,933
2017	13.981457	15.501795	10.87%	45,029
2016	13.813344	13.981457	1.22%	41,164
2015	14.310852	13.813344	-3.48%	41,727
2014	14.399589	14.310852	-0.62%	35,399
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.424531	13.064313	5.15%	5,419
2019	10.632099	12.424531	16.86%	4,970
2018	12.935427	10.632099	-17.81%	4,709
2017	11.531665	12.935427	12.17%	7,423
2016	10.265863	11.531665	12.33%	7,837
2015	10.800903	10.265863	-4.95%	6,335
2014*	10.000000	10.800903	8.01%	3,610

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.062370	44.294724	7.87%	0
2019	34.460493	41.062370	19.16%	0
2018	38.835123	34.460493	-11.26%	0
2017	35.433065	38.835123	9.60%	0
2016	28.902912	35.433065	22.59%	0
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.152229	37.721422	14.83%	0
2019	25.763185	33.152229	28.68%	0
2018	27.776087	25.763185	-7.25%	0
2017	23.500901	27.776087	18.19%	0
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.338937	35.293691	20.30%	10,072
2019	22.161318	29.338937	32.39%	11,262
2018	24.471071	22.161318	-9.44%	12,336
2017	19.759527	24.471071	23.84%	13,740
2016	18.827496	19.759527	4.95%	15,229
2015	19.848944	18.827496	-5.15%	19,926
2014	18.880167	19.848944	5.13%	9,914
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.765313	11.158163	3.65%	0
2019	9.475661	10.765313	13.61%	0
2018	10.124870	9.475661	-6.41%	0
2017*	10.000000	10.124870	1.25%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.005003	15.265140	-4.62%	22,664
2019	12.852627	16.005003	24.53%	19,917
2018	15.873926	12.852627	-19.03%	19,457
2017	14.566951	15.873926	8.97%	32,417
2016	11.396586	14.566951	27.82%	29,208
2015	12.496433	11.396586	-8.80%	22,199
2014	12.135084	12.496433	2.98%	12,039
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.303012	10.246267	-0.55%	16,427
2019	9.868606	10.303012	4.40%	16,629
2018	10.131755	9.868606	-2.60%	7,012
2017	10.045026	10.131755	0.86%	4,804
2016	9.455965	10.045026	6.23%	5,300
2015	9.795618	9.455965	-3.47%	7,301
2014	9.989620	9.795618	-1.94%	3,780

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.301052	13.144879	27.61%	5,505
2019	8.177759	10.301052	25.96%	590
2018*	10.000000	8.177759	-18.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.840405	17.334960	9.44%	87,703
2019	14.035877	15.840405	12.86%	89,738
2018	15.038742	14.035877	-6.67%	99,707
2017	13.673410	15.038742	9.99%	101,137
2016	13.326036	13.673410	2.61%	131,678
2015	13.740644	13.326036	-3.02%	78,913
2014	13.523482	13.740644	1.61%	55,476
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.305430	19.356808	11.85%	4,490
2019	14.805838	17.305430	16.88%	11,263
2018	16.170534	14.805838	-8.44%	11,932
2017	14.264402	16.170534	13.36%	12,151
2016	13.826793	14.264402	3.16%	12,171
2015	14.246754	13.826793	-2.95%	13,669
2014	13.970097	14.246754	1.98%	4,444
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.090018	21.710678	13.73%	16,760
2019	15.775568	19.090018	21.01%	17,059
2018	17.600078	15.775568	-10.37%	16,760
2017	14.955090	17.600078	17.69%	16,759
2016	14.418463	14.955090	3.72%	16,759
2015	14.866958	14.418463	-3.02%	22,670
2014	14.557664	14.866958	2.12%	22,670
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.212012	15.732207	19.08%	86,529
2019	10.917851	13.212012	21.01%	88,384
2018	11.719904	10.917851	-6.84%	96,355
2017	10.351244	11.719904	13.22%	96,569
2016*	10.000000	10.351244	3.51%	42,032
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	37.475316	47.586056	26.98%	0
2019	29.279031	37.475316	27.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.600285	7.590834	-34.56%	25,189
2019	10.833371	11.600285	7.08%	26,783
2018	14.771521	10.833371	-26.66%	32,222
2017	15.581654	14.771521	-5.20%	37,244
2016	11.969595	15.581654	30.18%	39,240
2015	15.491530	11.969595	-22.73%	38,159
2014	18.214517	15.491530	-14.95%	16,662

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.602274	27.607672	3.78%	26,746
2019	21.465566	26.602274	23.93%	27,983
2018	24.074616	21.465566	-10.84%	29,972
2017	21.917420	24.074616	9.84%	33,584
2016	19.096009	21.917420	14.77%	32,254
2015	20.452594	19.096009	-6.63%	31,843
2014	19.337295	20.452594	5.77%	21,064
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.217910	14.915161	4.90%	79,046
2019	11.244855	14.217910	26.44%	83,380
2018	12.702595	11.244855	-11.48%	79,250
2017	11.171500	12.702595	13.71%	83,984
2016*	10.000000	11.171500	11.72%	40,341
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	37.477740	52.455265	39.96%	26,554
2019	28.690494	37.477740	30.63%	32,628
2018	29.558256	28.690494	-2.94%	30,644
2017	22.485003	29.558256	31.46%	46,444
2016	22.933839	22.485003	-1.96%	37,220
2015	22.002728	22.933839	4.23%	43,474
2014	20.328141	22.002728	8.24%	14,542
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.844068	13.670562	6.43%	152,902
2019	12.040991	12.844068	6.67%	141,897
2018	12.449452	12.040991	-3.28%	155,033
2017	12.277646	12.449452	1.40%	158,229
2016	12.051911	12.277646	1.87%	104,122
2015	12.466894	12.051911	-3.33%	65,051
2014	12.106430	12.466894	2.98%	32,723
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.201826	46.200298	14.92%	11,119
2019	33.475504	40.201826	20.09%	11,751
2018	40.291272	33.475504	-16.92%	15,509
2017	34.280833	40.291272	17.53%	17,643
2016	31.412027	34.280833	9.13%	16,917
2015	32.751025	31.412027	-4.09%	17,076
2014	31.680036	32.751025	3.38%	7,983
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.692628	26.642392	12.45%	6,617
2019	19.058712	23.692628	24.31%	6,827
2018	23.015992	19.058712	-17.19%	7,732
2017	18.158741	23.015992	26.75%	8,335
2016	19.658786	18.158741	-7.63%	8,492
2015	19.519505	19.658786	0.71%	11,661

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.849832	11.677595	-9.12%	0
2019	10.719282	12.849832	19.88%	0
2018	11.754567	10.719282	-8.81%	791
2017	11.616930	11.754567	1.18%	1,724
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.236804	14.421506	8.95%	39,908
2019	11.326752	13.236804	16.86%	42,340
2018	12.859712	11.326752	-11.92%	42,862
2017	11.777646	12.859712	9.19%	44,292
2016	10.672122	11.777646	10.36%	34,109
2015	11.670996	10.672122	-8.56%	39,119
2014	11.638805	11.670996	0.28%	28,208
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.704422	15.417984	-1.82%	22,367
2019	13.878341	15.704422	13.16%	23,184
2018	14.876539	13.878341	-6.71%	24,299
2017	13.911195	14.876539	6.94%	25,672
2016	12.512181	13.911195	11.18%	25,649
2015	13.807088	12.512181	-9.38%	14,664
2014	13.536324	13.807088	2.00%	4,283
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	37.212825	38.165126	2.56%	0
2019	30.207739	37.212825	23.19%	0
2018	35.566924	30.207739	-15.07%	0
2017	32.964863	35.566924	7.89%	0
2016	25.968224	32.964863	26.94%	0
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.836397	8.160424	-7.65%	27,358
2019	8.884145	8.836397	-0.54%	30,860
2018	8.940002	8.884145	-0.62%	31,770
2017	8.995368	8.940002	-0.62%	31,929
2016	8.962023	8.995368	0.37%	33,025
2015	9.605373	8.962023	-6.70%	21,835
2014	9.674338	9.605373	-0.71%	8,535
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.933466	12.113743	1.51%	436
2019	10.934258	11.933466	9.14%	436
2018	11.724609	10.934258	-6.74%	436
2017	10.630498	11.724609	10.29%	512
2016	10.449065	10.630498	1.74%	156
2015	11.378984	10.449065	-8.17%	235
2014	11.227769	11.378984	1.35%	237

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.898375	10.299405	4.05%	0
2019	9.329154	9.898375	6.10%	0
2018*	10.000000	9.329154	-6.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.255808	9.691143	4.70%	3,965
2019	9.039940	9.255808	2.39%	3,966
2018	9.768766	9.039940	-7.46%	3,968
2017	9.663447	9.768766	1.09%	3,962
2016	9.958705	9.663447	-2.96%	3,953
2015	10.028643	9.958705	-0.70%	2,333
2014	9.827835	10.028643	2.04%	2,341
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	37.434781	46.476939	24.15%	6,022
2019	29.207500	37.434781	28.17%	7,970
2018	34.594510	29.207500	-15.57%	10,846
2017	26.025903	34.594510	32.92%	10,929
2016	26.733418	26.025903	-2.65%	10,744
2015	26.447693	26.733418	1.08%	9,878
2014	26.579415	26.447693	-0.50%	8,265
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.736766	32.963520	10.85%	10,328
2019	23.151390	29.736766	28.44%	10,585
2018	25.841009	23.151390	-10.41%	11,390
2017	22.721611	25.841009	13.73%	12,177
2016	20.936971	22.721611	8.52%	13,933
2015	20.826777	20.936971	0.53%	12,345
2014	19.348417	20.826777	7.64%	9,077
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.198473	16.143223	6.22%	3,120
2019	12.466790	15.198473	21.91%	3,133
2018	14.466453	12.466790	-13.82%	3,135
2017	12.940115	14.466453	11.80%	3,351
2016	11.727343	12.940115	10.34%	3,891
2015	12.566009	11.727343	-6.67%	4,292
2014	12.372372	12.566009	1.57%	2,176
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	39.506803	46.082944	16.65%	3,956
2019	32.124422	39.506803	22.98%	3,712
2018	36.835152	32.124422	-12.79%	3,652
2017	33.163600	36.835152	11.07%	3,507
2016	28.903522	33.163600	14.74%	3,720
2015	31.568512	28.903522	-8.44%	4,781
2014	28.998298	31.568512	8.86%	2,628

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.307184	12.164197	18.02%	22,328
2019	8.262028	10.307184	24.75%	24,331
2018	10.535022	8.262028	-21.58%	24,071
2017	8.544637	10.535022	23.29%	28,976
2016	9.007720	8.544637	-5.14%	33,331
2015	8.960409	9.007720	0.53%	26,309
2014*	10.000000	8.960409	-10.40%	9,579
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.826133	17.571947	11.03%	26,815
2019	13.329055	15.826133	18.73%	27,374
2018	14.459290	13.329055	-7.82%	28,363
2017	12.537842	14.459290	15.33%	29,221
2016	13.197400	12.537842	-5.00%	30,727
2015	14.768595	13.197400	-10.64%	32,573
2014	15.989286	14.768595	-7.63%	22,559
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.761566	13.192537	3.38%	11,170
2019	11.771216	12.761566	8.41%	14,644
2018	12.335618	11.771216	-4.58%	15,620
2017	11.858976	12.335618	4.02%	16,497
2016	10.467729	11.858976	13.29%	17,409
2015	11.483165	10.467729	-8.84%	14,713
2014	11.557449	11.483165	-0.64%	6,000
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.506292	29.791569	45.28%	13,194
2019	15.247094	20.506292	34.49%	21,043
2018	15.649469	15.247094	-2.57%	14,711
2017	12.647689	15.649469	23.73%	19,278
2016	12.223560	12.647689	3.47%	21,083
2015	13.306171	12.223560	-8.14%	25,987
2014	12.651736	13.306171	5.17%	10,506
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.996580	10.745870	7.50%	22,522
2019	9.382403	9.996580	6.55%	22,638
2018	9.749748	9.382403	-3.77%	22,197
2017	9.674657	9.749748	0.78%	28,254
2016	9.706378	9.674657	-0.33%	32,043
2015*	10.000000	9.706378	-2.94%	26,645
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	47.722130	64.692818	35.56%	738
2019	35.765291	47.722130	33.43%	940
2018	36.067779	35.765291	-0.84%	973
2017	28.454294	36.067779	26.76%	1,356
2016	28.625835	28.454294	-0.60%	1,574
2015	26.228760	28.625835	9.14%	1,603
2014	24.801163	26.228760	5.76%	1,831

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.906725	45.421932	46.96%	5,920
2019	21.888537	30.906725	41.20%	8,851
2018	22.250801	21.888537	-1.63%	9,743
2017	15.746718	22.250801	41.30%	10,771
2016	14.184480	15.746718	11.01%	7,346
2015	13.902337	14.184480	2.03%	6,382
2014	13.039843	13.902337	6.61%	2,232
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.541805	31.155704	13.12%	652
2019	22.293923	27.541805	23.54%	663
2018	26.948199	22.293923	-17.27%	842
2017	21.128300	26.948199	27.55%	1,174
2016	23.226623	21.128300	-9.03%	1,220
2015	26.122582	23.226623	-11.09%	1,537
2014	30.481556	26.122582	-14.30%	960
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.928117	10.423520	4.99%	0
2019*	10.000000	9.928117	-0.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.497783	9.142166	-3.74%	9,296
2019	8.245430	9.497783	15.19%	9,566
2018	10.385412	8.245430	-20.61%	9,854
2017	8.332214	10.385412	24.64%	8,108
2016	7.074978	8.332214	17.77%	8,930
2015	9.077106	7.074978	-22.06%	4,262
2014	9.762653	9.077106	-7.02%	2,876
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.218968	10.703509	4.74%	1,749
2019	9.667907	10.218968	5.70%	1,712
2018	10.020058	9.667907	-3.51%	3,265
2017	9.893967	10.020058	1.27%	2,210
2016*	10.000000	9.893967	-1.06%	7,362
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.730418	29.426444	41.95%	6,004
2019	15.049926	20.730418	37.74%	10,161
2018	15.707896	15.049926	-4.19%	9,661
2017	12.751594	15.707896	23.18%	12,159
2016	12.020009	12.751594	6.09%	10,745
2015	12.598607	12.020009	-4.59%	8,293
2014	13.968661	12.598607	-9.81%	3,290

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.304302	33.517211	0.64%	2,557
2019	26.375722	33.304302	26.27%	3,221
2018	30.182023	26.375722	-12.61%	5,489
2017	26.377383	30.182023	14.42%	6,084
2016	23.776352	26.377383	10.94%	11,070
2015	24.615944	23.776352	-3.41%	7,992
2014	22.909743	24.615944	7.45%	3,513
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.769551	12.127955	12.61%	864
2019*	10.000000	10.769551	7.70%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.820499	23.229968	17.20%	25,516
2019	16.178354	19.820499	22.51%	26,249
2018	18.383379	16.178354	-11.99%	29,750
2017	14.866175	18.383379	23.66%	34,882
2016	14.682254	14.866175	1.25%	34,998
2015	14.163525	14.682254	3.66%	34,036
2014	14.363990	14.163525	-1.40%	9,988
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.214478	32.14%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.524479	35.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.236039	10.797759	-3.90%	0
2019	9.012538	11.236039	24.67%	0
2018	10.036818	9.012538	-10.21%	595
2017	9.146086	10.036818	9.74%	595
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.628874	21.843845	11.28%	390
2019	16.235463	19.628874	20.90%	415
2018	17.942820	16.235463	-9.52%	372
2017	15.658316	17.942820	14.59%	433
2016	14.466734	15.658316	8.24%	478
2015	15.983331	14.466734	-9.49%	447
2014	16.738741	15.983331	-4.51%	260

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.853342	17.423280	46.99%	8,493
2019	9.151909	11.853342	29.52%	6,422
2018	11.266088	9.151909	-18.77%	6,761
2017	9.203737	11.266088	22.41%	6,879
2016	9.678310	9.203737	-4.90%	7,114
2015	9.991930	9.678310	-3.14%	7,166
2014	10.388637	9.991930	-3.82%	9,614
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.018823	18.584172	9.20%	328,648
2019	14.451698	17.018823	17.76%	273,324
2018	15.601199	14.451698	-7.37%	299,014
2017	13.817731	15.601199	12.91%	318,252
2016	13.000970	13.817731	6.28%	283,476
2015	13.204394	13.000970	-1.54%	208,535
2014	12.899241	13.204394	2.37%	239,329
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.640470	11.329563	6.48%	418,963
2019	10.013715	10.640470	6.26%	367,762
2018	10.383360	10.013715	-3.56%	386,655
2017	10.317483	10.383360	0.64%	372,672
2016	10.308090	10.317483	0.09%	262,715
2015	10.596899	10.308090	-2.73%	186,711
2014	10.353172	10.596899	2.35%	106,445
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.001082	26.604778	26.68%	15,171
2019	15.981313	21.001082	31.41%	16,822
2018	18.098955	15.981313	-11.70%	19,539
2017	14.172618	18.098955	27.70%	38,878
2016	14.507823	14.172618	-2.31%	44,024
2015	13.966038	14.507823	3.88%	56,459
2014	14.065971	13.966038	-0.71%	30,408
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.592910	33.372553	47.71%	60,161
2019	17.785566	22.592910	27.03%	53,812
2018	18.364817	17.785566	-3.15%	58,160
2017	14.737531	18.364817	24.61%	94,697
2016	13.858228	14.737531	6.34%	94,808
2015	13.355219	13.858228	3.77%	99,126
2014	12.675184	13.355219	5.37%	61,205

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.202377	20.068340	10.25%	268,093
2019	14.855962	18.202377	22.53%	261,004
2018	15.579538	14.855962	-4.64%	266,624
2017	13.104335	15.579538	18.89%	333,602
2016	12.098012	13.104335	8.32%	294,651
2015	12.274867	12.098012	-1.44%	276,655
2014	11.421466	12.274867	7.47%	149,876
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.274540	14.482722	1.46%	11,203
2019	13.410904	14.274540	6.44%	11,127
2018	14.087051	13.410904	-4.80%	14,015
2017	13.586966	14.087051	3.68%	13,867
2016	12.825357	13.586966	5.94%	14,962
2015	13.545777	12.825357	-5.32%	18,218
2014	13.373714	13.545777	1.29%	16,262
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.921055	32.105747	7.30%	1,047
2019	23.785157	29.921055	25.80%	10,848
2018	24.466462	23.785157	-2.78%	1,241
2017	20.867221	24.466462	17.25%	1,430
2016	19.252521	20.867221	8.39%	1,555
2015	19.616372	19.252521	-1.85%	1,511
2014	17.993196	19.616372	9.02%	912
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.606644	29.832697	0.76%	11,557
2019	23.908837	29.606644	23.83%	10,585
2018	26.502628	23.908837	-9.79%	11,801
2017	23.094961	26.502628	14.76%	14,491
2016	20.145231	23.094961	14.64%	17,224
2015	22.101976	20.145231	-8.85%	15,681
2014	20.811057	22.101976	6.20%	9,260
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.697466	11.947334	11.68%	53,286
2019	9.545181	10.697466	12.07%	115,793
2018	10.697559	9.545181	-10.77%	124,014
2017	9.263395	10.697559	15.48%	121,842
2016	9.225806	9.263395	0.41%	157,860
2015*	10.000000	9.225806	-7.74%	118,162
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.716589	16.150825	9.75%	5,267
2019	12.176386	14.716589	20.86%	5,344
2018	13.994244	12.176386	-12.99%	20,365
2017	11.980036	13.994244	16.81%	30,585
2016	11.338062	11.980036	5.66%	31,661
2015	11.836426	11.338062	-4.21%	30,035
2014	11.617517	11.836426	1.88%	30,983

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.207061	14.123402	6.94%	120,462
2019	11.659273	13.207061	13.28%	124,600
2018	12.755071	11.659273	-8.59%	142,714
2017	11.674224	12.755071	9.26%	147,641
2016	11.283495	11.674224	3.46%	160,096
2015	11.696766	11.283495	-3.53%	142,864
2014	11.502378	11.696766	1.69%	42,292
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.223163	15.457801	8.68%	59,770
2019	12.132200	14.223163	17.23%	69,199
2018	13.550858	12.132200	-10.47%	70,689
2017	12.000486	13.550858	12.92%	70,912
2016	11.467688	12.000486	4.65%	69,275
2015	11.920158	11.467688	-3.80%	70,114
2014	11.677279	11.920158	2.08%	68,060
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.566975	12.134147	4.90%	62,935
2019	10.719680	11.566975	7.90%	76,407
2018	11.290229	10.719680	-5.05%	90,679
2017	10.886668	11.290229	3.71%	85,549
2016	10.672705	10.886668	2.00%	121,814
2015	11.027303	10.672705	-3.22%	67,061
2014	10.944875	11.027303	0.75%	17,342
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.578487	11.858203	2.42%	241,470
2019	10.430438	11.578487	11.01%	254,077
2018	11.506329	10.430438	-9.35%	269,838
2017	10.282202	11.506329	11.91%	276,096
2016	9.989991	10.282202	2.93%	290,288
2015	10.705903	9.989991	-6.69%	259,940
2014	10.737735	10.705903	-0.30%	185,884
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.045353	12.608551	4.68%	628,998
2019	10.704115	12.045353	12.53%	693,502
2018	11.815951	10.704115	-9.41%	742,229
2017	10.287690	11.815951	14.86%	758,638
2016	9.933612	10.287690	3.56%	803,701
2015	10.710696	9.933612	-7.26%	768,485
2014	10.875137	10.710696	-1.51%	524,786

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.759868	14.850014	7.92%	16,785
2019	11.945231	13.759868	15.19%	18,005
2018	13.187891	11.945231	-9.42%	27,209
2017	11.867261	13.187891	11.13%	27,248
2016	11.402270	11.867261	4.08%	27,287
2015	11.820663	11.402270	-3.54%	27,326
2014	11.593913	11.820663	1.96%	23,668
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.456965	15.823705	9.45%	27,001
2019	12.130806	14.456965	19.18%	28,943
2018	13.750469	12.130806	-11.78%	42,047
2017	11.943788	13.750469	15.13%	42,679
2016	11.384896	11.943788	4.91%	42,869
2015	11.855610	11.384896	-3.97%	43,222
2014	11.629124	11.855610	1.95%	30,659
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.743622	13.550179	6.33%	31,810
2019	11.434948	12.743622	11.44%	19,549
2018	12.316505	11.434948	-7.16%	28,139
2017	11.495030	12.316505	7.15%	29,879
2016	11.121874	11.495030	3.36%	30,174
2015	11.529894	11.121874	-3.54%	27,118
2014	11.361727	11.529894	1.48%	9,263
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.820433	14.172912	2.55%	40,218
2019	12.601322	13.820433	9.67%	38,763
2018	15.331910	12.601322	-17.81%	35,650
2017	12.812909	15.331910	19.66%	38,811
2016	12.995651	12.812909	-1.41%	42,980
2015	13.870366	12.995651	-6.31%	43,870
2014	15.487943	13.870366	-10.44%	15,621
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.720735	17.21%	4,307
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.726452	12.207619	4.10%	13,140
2019	11.064749	11.726452	5.98%	6,629
2018	11.428664	11.064749	-3.18%	11,260
2017	11.250645	11.428664	1.58%	11,289
2016	10.988310	11.250645	2.39%	10,937
2015	11.370197	10.988310	-3.36%	12,397
2014	11.140479	11.370197	2.06%	3,356

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.507374	13.297145	6.31%	11,932
2019	11.705092	12.507374	6.85%	10,610
2018	12.183998	11.705092	-3.93%	10,763
2017	12.041924	12.183998	1.18%	11,006
2016	11.951147	12.041924	0.76%	10,236
2015	12.321334	11.951147	-3.00%	21,694
2014	12.049072	12.321334	2.26%	10,503
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.405127	10.524655	1.15%	0
2019	10.012493	10.405127	3.92%	0
2018*	10.000000	10.012493	0.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.480517	33.580998	10.17%	2,479
2019	25.485659	30.480517	19.60%	2,501
2018	31.748587	25.485659	-19.73%	2,600
2017	23.055659	31.748587	37.70%	3,820
2016	21.999811	23.055659	4.80%	2,768
2015	26.937085	21.999811	-18.33%	2,758
2014	29.307446	26.937085	-8.09%	2,052
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.810911	21.511183	3.36%	2,010
2019	18.602315	20.810911	11.87%	1,740
2018	19.671950	18.602315	-5.44%	1,739
2017	18.897962	19.671950	4.10%	1,728
2016	16.977681	18.897962	11.31%	2,148
2015	17.879271	16.977681	-5.04%	1,701
2014	17.881671	17.879271	-0.01%	1,677
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.019323	11.397398	3.43%	16,600
2019	10.634993	11.019323	3.61%	14,925
2018	10.914451	10.634993	-2.56%	16,543
2017	10.964983	10.914451	-0.46%	9,223
2016	11.162558	10.964983	-1.77%	8,485
2015	11.461267	11.162558	-2.61%	11,006
2014	11.241496	11.461267	1.95%	1,936
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.860559	7.682708	-2.26%	84,007
2019	7.921002	7.860559	-0.76%	117,612
2018	8.013781	7.921002	-1.16%	211,329
2017	8.184195	8.013781	-2.08%	104,838
2016	8.392825	8.184195	-2.49%	119,687
2015	8.608023	8.392825	-2.50%	112,647
2014	8.828741	8.608023	-2.50%	83,375

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.100251	9.554614	4.99%	2,841
2019	7.849044	9.100251	15.94%	2,723
2018	9.450427	7.849044	-16.95%	2,650
2017	7.626951	9.450427	23.91%	6,175
2016	7.772712	7.626951	-1.88%	2,929
2015	8.237384	7.772712	-5.64%	2,892
2014	8.509884	8.237384	-3.20%	2,903
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.014412	10.459942	4.45%	22,502
2019	8.474415	10.014412	18.17%	24,948
2018	10.123098	8.474415	-16.29%	23,836
2017	8.341729	10.123098	21.35%	26,978
2016	8.510514	8.341729	-1.98%	21,705
2015	8.851734	8.510514	-3.85%	16,622
2014	9.677590	8.851734	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.440257	30.183262	10.00%	25,444
2019	22.745727	27.440257	20.64%	26,711
2018	25.599213	22.745727	-11.15%	27,525
2017	22.168070	25.599213	15.48%	28,430
2016	20.768510	22.168070	6.74%	29,292
2015	21.515841	20.768510	-3.47%	30,277
2014	21.019637	21.515841	2.36%	606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.531740	17.634643	6.67%	85,506
2019	14.700365	16.531740	12.46%	88,375
2018	15.848006	14.700365	-7.24%	91,381
2017	14.625255	15.848006	8.36%	106,876
2016	14.109894	14.625255	3.65%	118,265
2015	14.496884	14.109894	-2.67%	91,705
2014	14.216725	14.496884	1.97%	66,449
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.139049	21.917094	8.83%	55,462
2019	17.221344	20.139049	16.94%	53,971
2018	18.887656	17.221344	-8.82%	53,949
2017	16.871973	18.887656	11.95%	53,922
2016	16.060377	16.871973	5.05%	53,064
2015	16.560295	16.060377	-3.02%	64,132
2014	16.143528	16.560295	2.58%	64,053

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.068032	13.596966	4.05%	45,883
2019	12.236571	13.068032	6.79%	58,321
2018	12.782606	12.236571	-4.27%	69,486
2017	12.404515	12.782606	3.05%	69,570
2016	12.201448	12.404515	1.66%	74,701
2015	12.481271	12.201448	-2.24%	53,382
2014	12.321941	12.481271	1.29%	29,028
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.575555	11.800862	1.95%	302,779
2019	10.506657	11.575555	10.17%	308,073
2018	11.420067	10.506657	-8.00%	315,711
2017	10.270896	11.420067	11.19%	321,692
2016	9.964735	10.270896	3.07%	308,552
2015	10.562637	9.964735	-5.66%	257,414
2014	10.573812	10.562637	-0.11%	123,078
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.120842	12.565666	3.67%	245,061
2019	10.786793	12.120842	12.37%	252,148
2018	11.778072	10.786793	-8.42%	266,569
2017	10.327318	11.778072	14.05%	273,228
2016	9.903024	10.327318	4.28%	338,369
2015	10.575241	9.903024	-6.36%	294,976
2014	10.661579	10.575241	-0.81%	167,926
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.268639	21.806286	7.59%	167,701
2019	17.655336	20.268639	14.80%	1,784
2018	19.201296	17.655336	-8.05%	1,812
2017	17.437962	19.201296	10.11%	1,839
2016	16.691539	17.437962	4.47%	1,866
2015	17.177048	16.691539	-2.83%	1,893
2014	16.749660	17.177048	2.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.518406	26.852759	9.52%	24,767
2019	20.641363	24.518406	18.78%	25,687
2018	22.946778	20.641363	-10.05%	26,901
2017	20.169345	22.946778	13.77%	26,901
2016	19.067781	20.169345	5.78%	28,072
2015	19.700520	19.067781	-3.21%	28,072
2014	19.251370	19.700520	2.33%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.546891	17.513074	5.84%	7,956
2019	14.954750	16.546891	10.65%	8,410
2018	15.935070	14.954750	-6.15%	17,338
2017	14.964079	15.935070	6.49%	18,985
2016	14.518679	14.964079	3.07%	19,173
2015	14.895523	14.518679	-2.53%	19,375
2014	14.586151	14.895523	2.12%	11,506
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.388312	10.850271	4.45%	0
2019*	10.000000	10.388312	3.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.686690	12.061725	12.87%	0
2019*	10.000000	10.686690	6.87%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.062977	9.959528	-1.03%	0
2019*	10.000000	10.062977	0.63%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.936298	13.434817	22.85%	0
2019*	10.000000	10.936298	9.36%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.207946	25.597328	26.67%	1,371
2019	15.916318	20.207946	26.96%	1,472
2018	16.892836	15.916318	-5.78%	1,813
2017	13.338967	16.892836	26.64%	1,971
2016	13.413092	13.338967	-0.55%	2,116
2015	13.339555	13.413092	0.55%	2,216
2014	12.421055	13.339555	7.39%	2,209
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.305825	12.849076	4.41%	422,082
2019	10.608817	12.305825	16.00%	453,712
2018	11.433556	10.608817	-7.21%	476,077
2017	9.974912	11.433556	14.62%	547,662
2016	9.424385	9.974912	5.84%	571,882
2015	9.888263	9.424385	-4.69%	422,396
2014*	10.000000	9.888263	-1.12%	123,667
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.160068	14.769916	4.31%	26,239
2019	11.905859	14.160068	18.93%	27,182
2018	12.535691	11.905859	-5.02%	32,681
2017	10.564043	12.535691	18.66%	34,202
2016	9.845167	10.564043	7.30%	29,601
2015	10.083370	9.845167	-2.36%	11,932
2014*	10.000000	10.083370	0.83%	7,575

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.336139	39.680759	15.57%	11,441
2019	25.643056	34.336139	33.90%	11,950
2018	26.716037	25.643056	-4.02%	11,961
2017	21.562217	26.716037	23.90%	17,541
2016	21.402034	21.562217	0.75%	17,776
2015	20.940925	21.402034	2.20%	5,602
2014	19.783916	20.940925	5.85%	1,605
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.489026	26.186531	-1.14%	4,980
2019	21.445778	26.489026	23.52%	8,142
2018	24.300273	21.445778	-11.75%	8,881
2017	22.982269	24.300273	5.73%	18,317
2016	19.606813	22.982269	17.22%	7,520
2015	21.044406	19.606813	-6.83%	2,588
2014	19.109671	21.044406	10.12%	2,474
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.760152	17.60%	10,418
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.116726	44.243625	10.29%	9,271
2019	32.745559	40.116726	22.51%	7,859
2018	37.905538	32.745559	-13.61%	7,802
2017	33.576370	37.905538	12.89%	31,701
2016	28.626532	33.576370	17.29%	28,065
2015	30.124019	28.626532	-4.97%	25,887
2014	28.236471	30.124019	6.68%	23,562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.805168	19.088899	-3.62%	1,233
2019	16.401742	19.805168	20.75%	1,125
2018	19.373540	16.401742	-15.34%	2,102
2017	17.453402	19.373540	11.00%	2,396
2016	15.221537	17.453402	14.66%	2,327
2015	16.075781	15.221537	-5.31%	2,890
2014	14.089820	16.075781	14.10%	2,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.615828	40.574901	37.00%	1,846
2019	22.437391	29.615828	31.99%	3,330
2018	25.076652	22.437391	-10.52%	1,917
2017	20.632406	25.076652	21.54%	1,972
2016	19.582007	20.632406	5.36%	1,953
2015	19.978369	19.582007	-1.98%	2,043
2014	19.983455	19.978369	-0.03%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.340485	34.116497	2.33%	857
2019	28.810360	33.340485	15.72%	1,056
2018	35.659867	28.810360	-19.21%	1,145
2017	33.628005	35.659867	6.04%	1,328
2016	27.455235	33.628005	22.48%	284
2015	30.049288	27.455235	-8.63%	262
2014	28.866883	30.049288	4.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.699768	41.396084	19.30%	750
2019	28.391196	34.699768	22.22%	999
2018	33.411675	28.391196	-15.03%	1,168
2017	30.270369	33.411675	10.38%	1,250
2016	25.333159	30.270369	19.49%	550
2015	26.484758	25.333159	-4.35%	622
2014	27.013767	26.484758	-1.96%	517
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.201918	20.125103	10.57%	1,555
2019	14.574975	18.201918	24.88%	3,766
2018	15.739057	14.574975	-7.40%	3,872
2017	12.937887	15.739057	21.65%	4,094
2016	11.685965	12.937887	10.71%	1,843
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.939415	20.928840	10.50%	204
2019	15.410961	18.939415	22.90%	380
2018	16.795166	15.410961	-8.24%	399
2017	14.552164	16.795166	15.41%	451
2016	13.554065	14.552164	7.36%	468
2015	13.960032	13.554065	-2.91%	780
2014	12.956290	13.960032	7.75%	61
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.459136	14.213679	-8.06%	13,848
2019	12.154858	15.459136	27.18%	16,661
2018	12.995619	12.154858	-6.47%	13,968
2017	12.556448	12.995619	3.50%	14,329
2016	12.015044	12.556448	4.51%	13,937
2015	13.062566	12.015044	-8.02%	11,539
2014	10.417275	13.062566	25.39%	3,646

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.124115	21.974624	14.91%	164,524
2019	14.991145	19.124115	27.57%	168,481
2018	16.165603	14.991145	-7.27%	171,737
2017	13.676096	16.165603	18.20%	244,492
2016	12.590870	13.676096	8.62%	216,595
2015	12.793095	12.590870	-1.58%	252,827
2014	11.603655	12.793095	10.25%	132,892
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.325249	9.349602	0.26%	154,010
2019	9.188790	9.325249	1.49%	119,945
2018	9.349021	9.188790	-1.71%	147,228
2017	9.439014	9.349021	-0.95%	133,162
2016	9.445015	9.439014	-0.06%	126,572
2015	9.720355	9.445015	-2.83%	131,540
2014	9.920601	9.720355	-2.02%	80,469
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.285225	18.945605	16.34%	11,293
2019	13.366460	16.285225	21.84%	9,970
2018	15.465638	13.366460	-13.57%	9,826
2017	13.891091	15.465638	11.33%	23,414
2016	11.786304	13.891091	17.86%	19,188
2015	12.709035	11.786304	-7.26%	16,609
2014	12.467470	12.709035	1.94%	10,915
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.186886	31.590239	56.49%	0
2019	15.130620	20.186886	33.42%	2,758
2018	16.697827	15.130620	-9.39%	865
2017	13.428674	16.697827	24.34%	4,452
2016	12.985674	13.428674	3.41%	116
2015	13.364901	12.985674	-2.84%	41,452
2014	13.216041	13.364901	1.13%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.115156	11.429252	2.83%	0
2019	9.984814	11.115156	11.32%	7,680
2018	10.943552	9.984814	-8.76%	8,544
2017	10.180742	10.943552	7.49%	9,386
2016	9.867222	10.180742	3.18%	9,386
2015	10.627127	9.867222	-7.15%	9,386
2014	10.614086	10.627127	0.12%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.873125	12.137773	2.23%	4,407
2019	10.440224	11.873125	13.72%	4,429
2018	11.779959	10.440224	-11.37%	4,542
2017	10.296198	11.779959	14.41%	5,022
2016	10.042110	10.296198	2.53%	5,200
2015	11.365626	10.042110	-11.64%	5,175
2014	11.554930	11.365626	-1.64%	3,348
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.857170	12.200101	2.89%	3,637
2019	10.494387	11.857170	12.99%	3,640
2018	11.652381	10.494387	-9.94%	3,643
2017	10.518095	11.652381	10.78%	3,645
2016	10.191346	10.518095	3.21%	3,648
2015	11.200035	10.191346	-9.01%	3,651
2014	11.207232	11.200035	-0.06%	3,654
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.902609	11.470690	5.21%	14,459
2019	10.006954	10.902609	8.95%	17,548
2018	10.856356	10.006954	-7.82%	17,670
2017	9.820090	10.856356	10.55%	18,711
2016	8.919993	9.820090	10.09%	19,094
2015	10.074444	8.919993	-11.46%	20,612
2014	10.285999	10.074444	-2.06%	9,988
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.474196	10.884289	3.92%	0
2019	9.369848	10.474196	11.79%	0
2018	10.098736	9.369848	-7.22%	534
2017	9.434274	10.098736	7.04%	0
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	234
2014	9.080409	8.977753	-1.13%	47
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.618922	11.457360	7.90%	7,936
2019	10.186541	10.618922	4.24%	7,079
2018	10.892905	10.186541	-6.48%	6,930
2017	10.088472	10.892905	7.97%	6,888
2016	10.054512	10.088472	0.34%	7,656
2015	11.109470	10.054512	-9.50%	6,227
2014	11.360132	11.109470	-2.21%	3,052

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.195977	10.228337	0.32%	49,400
2019	10.062578	10.195977	1.33%	48,494
2018	10.297605	10.062578	-2.28%	49,458
2017	10.430302	10.297605	-1.27%	53,376
2016	10.559205	10.430302	-1.22%	61,724
2015	10.807402	10.559205	-2.30%	50,917
2014	11.002185	10.807402	-1.77%	21,126
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.908125	9.867195	-0.41%	2,127
2019	9.895380	9.908125	0.13%	12,496
2018	10.007688	9.895380	-1.12%	3,862
2017	10.032315	10.007688	-0.25%	3,860
2016*	10.000000	10.032315	0.32%	589
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.505457	11.116647	5.82%	81,622
2019	9.953897	10.505457	5.54%	85,884
2018	10.275795	9.953897	-3.13%	108,607
2017	10.054226	10.275795	2.20%	99,359
2016	10.051626	10.054226	0.03%	128,114
2015	10.274886	10.051626	-2.17%	85,638
2014	10.116726	10.274886	1.56%	36,083
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.614025	19.250866	9.29%	4,298
2019	14.434812	17.614025	22.02%	7,374
2018	18.306328	14.434812	-21.15%	3,969
2017	14.831822	18.306328	23.43%	3,714
2016	15.593682	14.831822	-4.89%	3,803
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.394500	33.95%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.673507	13.073599	3.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.450064	49.722154	26.04%	24,377
2019	31.455776	39.450064	25.41%	27,329
2018	31.992907	31.455776	-1.68%	28,059
2017	25.772901	31.992907	24.13%	30,098
2016	29.604387	25.772901	-12.94%	27,263
2015	26.996859	29.604387	9.66%	26,436
2014	21.100280	26.996859	27.95%	10,563

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.307165	6.148706	15.86%	20,131
2019	4.879804	5.307165	8.76%	18,828
2018	6.993495	4.879804	-30.22%	17,649
2017	7.316526	6.993495	-4.42%	20,934
2016	5.232139	7.316526	39.84%	20,784
2015	8.085411	5.232139	-35.29%	8,797
2014	10.282352	8.085411	-21.37%	3,368
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.706604	10.277082	-4.01%	0
2019*	10.000000	10.706604	7.07%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.955629	47.623417	53.84%	1,866
2019	25.434284	30.955629	21.71%	2,835
2018	25.753254	25.434284	-1.24%	9,401
2017	20.985112	25.753254	22.72%	10,155
2016	19.974321	20.985112	5.06%	9,576
2015	21.094660	19.974321	-5.31%	8,724
2014	22.049753	21.094660	-4.33%	7,996

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.206156	12.473080	2.19%	2,745
2019	10.869010	12.206156	12.30%	2,935
2018	12.039699	10.869010	-9.72%	3,101
2017	10.806018	12.039699	11.42%	3,261
2016	10.726908	10.806018	0.74%	3,418
2015	11.152627	10.726908	-3.82%	3,595
2014	10.982451	11.152627	1.55%	3,763
2013	10.068317	10.982451	9.08%	3,954
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.642561	8.608365	-0.40%	0
2019	7.593744	8.642561	13.81%	0
2018*	10.000000	7.593744	-24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.223998	36.378002	0.43%	1,093
2019	31.001735	36.223998	16.85%	1,169
2018	37.563538	31.001735	-17.47%	1,235
2017	34.154602	37.563538	9.98%	1,299
2016	28.083164	34.154602	21.62%	1,361
2015	30.558179	28.083164	-8.10%	1,432
2014	28.782917	30.558179	6.17%	1,499
2013	21.459344	28.782917	34.13%	1,575
2012	18.588944	21.459344	15.44%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.757741	12.552745	6.76%	0
2019	11.079076	11.757741	6.13%	0
2018	11.700423	11.079076	-5.31%	0
2017	11.580532	11.700423	1.04%	0
2016	11.383298	11.580532	1.73%	0
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.848844	27.439825	-1.47%	0
2019	22.154204	27.848844	25.70%	0
2018	26.123655	22.154204	-15.19%	0
2017	24.047497	26.123655	8.63%	0
2016	20.107002	24.047497	19.60%	0
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.367885	28.856548	-1.74%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.298265	14.753286	3.18%	0
2019	12.435741	14.298265	14.98%	0
2018	13.420004	12.435741	-7.33%	0
2017	11.994362	13.420004	11.89%	0
2016	11.472779	11.994362	4.55%	0
2015	11.900528	11.472779	-3.59%	0
2014	11.866789	11.900528	0.28%	0
2013	10.098926	11.866789	17.51%	0
2012*	10.000000	10.098926	0.99%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.109790	11.585669	4.28%	474
2019	9.925349	11.109790	11.93%	331
2018	10.489503	9.925349	-5.38%	368
2017	10.051714	10.489503	4.36%	406
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.036342	10.615980	5.78%	121
2019	9.435850	10.036342	6.36%	133
2018	9.754501	9.435850	-3.27%	148
2017	9.698096	9.754501	0.58%	163
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.934498	14.063937	0.93%	2,542
2019	11.218373	13.934498	24.21%	2,515
2018	12.435941	11.218373	-9.79%	2,531
2017	10.953979	12.435941	13.53%	2,572
2016	9.684506	10.953979	13.11%	1,259
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.947964	18.759882	17.63%	0
2019	13.897636	15.947964	14.75%	0
2018	15.433077	13.897636	-9.95%	0
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.388453	13.019702	5.10%	432
2019	10.606671	12.388453	16.80%	384
2018	12.911154	10.606671	-17.85%	351
2017	11.515909	12.911154	12.12%	364
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.708495	43.890483	7.82%	0
2019	34.181034	40.708495	19.10%	0
2018	38.540075	34.181034	-11.31%	0
2017	35.181853	38.540075	9.55%	0
2016	28.712668	35.181853	22.53%	0
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	0
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	1,947
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.866733	37.377210	14.77%	0
2019	25.554283	32.866733	28.62%	0
2018	27.565085	25.554283	-7.29%	0
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.086070	34.971568	20.23%	0
2019	21.981584	29.086070	32.32%	0
2018	24.285134	21.981584	-9.49%	0
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	3,766
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.750584	11.137183	3.60%	0
2019	9.467553	10.750584	13.55%	0
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.950343	15.205199	-4.67%	0
2019	12.815301	15.950343	24.46%	2,782
2018	15.835996	12.815301	-19.07%	2,638
2017	14.539574	15.835996	8.92%	2,592
2016	11.380989	14.539574	27.75%	2,393
2015	12.485747	11.380989	-8.85%	2,814
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.267801	10.206006	-0.60%	0
2019	9.839925	10.267801	4.35%	0
2018	10.107526	9.839925	-2.65%	0
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.292237	13.126896	27.54%	0
2019	8.174954	10.292237	25.90%	0
2018*	10.000000	8.174954	-18.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.721684	17.196211	9.38%	0
2019	13.937833	15.721684	12.80%	0
2018	14.941397	13.937833	-6.72%	0
2017	13.591851	14.941397	9.93%	0
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.175815	19.201964	11.80%	0
2019	14.702477	17.175815	16.82%	0
2018	16.065929	14.702477	-8.49%	0
2017	14.179379	16.065929	13.30%	0
2016	13.751411	14.179379	3.11%	0
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.946876	21.536841	13.67%	0
2019	15.665312	18.946876	20.95%	0
2018	17.486100	15.665312	-10.41%	0
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.187215	15.694639	19.01%	555
2019	10.902950	13.187215	20.95%	555
2018	11.709944	10.902950	-6.89%	555
2017	10.347725	11.709944	13.16%	555
2016*	10.000000	10.347725	3.48%	1,272
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	37.152364	47.151795	26.91%	0
2019	29.041606	37.152364	27.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.513347	7.530076	-34.60%	590
2019	10.757681	11.513347	7.02%	2,223
2018	14.675893	10.757681	-26.70%	2,075
2017	15.488696	14.675893	-5.25%	1,577
2016	11.904275	15.488696	30.11%	81
2015	15.414913	11.904275	-22.77%	1,474
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.372962	27.355665	3.73%	0
2019	21.291453	26.372962	23.87%	0
2018	23.891671	21.291453	-10.88%	0
2017	21.761985	23.891671	9.79%	0
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.191211	14.879524	4.85%	1,991
2019	11.229498	14.191211	26.37%	1,991
2018	12.691798	11.229498	-11.52%	1,991
2017	11.167713	12.691798	13.65%	1,991
2016*	10.000000	11.167713	11.68%	1,232

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	37.154751	51.976559	39.89%	137
2019	28.457818	37.154751	30.56%	185
2018	29.333682	28.457818	-2.99%	185
2017	22.325583	29.333682	31.39%	219
2016	22.782894	22.325583	-2.01%	26
2015	21.869122	22.782894	4.18%	25
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.733391	13.545816	6.38%	0
2019	11.943365	12.733391	6.61%	0
2018	12.354877	11.943365	-3.33%	0
2017	12.190613	12.354877	1.35%	0
2016	11.972600	12.190613	1.82%	0
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	0
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.855301	45.778593	14.86%	1,401
2019	33.203989	39.855301	20.03%	1,401
2018	39.985118	33.203989	-16.96%	1,401
2017	34.037746	39.985118	17.47%	1,401
2016	31.205243	34.037746	9.08%	935
2015	32.552123	31.205243	-4.14%	935
2014	31.503792	32.552123	3.33%	935
2013	23.793129	31.503792	32.41%	935
2012	21.313396	23.793129	11.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.488365	26.399158	12.39%	0
2019	18.904088	23.488365	24.25%	0
2018	22.841045	18.904088	-17.24%	0
2017	18.029926	22.841045	26.68%	0
2016	19.529322	18.029926	-7.68%	0
2015	19.400905	19.529322	0.66%	47
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.805980	11.631771	-9.17%	0
2019	10.688181	12.805980	19.81%	0
2018	11.726504	10.688181	-8.85%	0
2017	11.595130	11.726504	1.13%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.157821	14.328094	8.89%	5,314
2019	11.264936	13.157821	16.80%	5,682
2018	12.796138	11.264936	-11.97%	6,003
2017	11.725407	12.796138	9.13%	6,313
2016	10.630221	11.725407	10.30%	6,616
2015	11.631141	10.630221	-8.61%	7,212
2014	11.605011	11.631141	0.23%	7,285
2013	9.621442	11.605011	20.62%	7,655
2012	8.561124	9.621442	12.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.594715	15.302433	-1.87%	0
2019	13.788455	15.594715	13.10%	0
2018	14.787805	13.788455	-6.76%	0
2017	13.835285	14.787805	6.88%	0
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	36.892059	37.816746	2.51%	0
2019	29.962697	36.892059	23.13%	0
2018	35.296632	29.962697	-15.11%	0
2017	32.731071	35.296632	7.84%	0
2016	25.797235	32.731071	26.88%	0
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.806212	8.128388	-7.70%	0
2019	8.858343	8.806212	-0.59%	8,380
2018	8.918638	8.858343	-0.68%	8,618
2017	8.978461	8.918638	-0.67%	7,564
2016	8.949755	8.978461	0.32%	5,447
2015	9.597151	8.949755	-6.75%	6,967
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.886622	12.060019	1.46%	0
2019	10.896924	11.886622	9.08%	0
2018	11.690605	10.896924	-6.79%	0
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	88
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.889910	10.285333	4.00%	0
2019	9.325956	9.889910	6.05%	0
2018*	10.000000	9.325956	-6.74%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.224216	9.653117	4.65%	0
2019	9.013694	9.224216	2.34%	0
2018	9.745420	9.013694	-7.51%	0
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	200
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	37.112095	46.052681	24.09%	0
2019	28.970580	37.112095	28.10%	0
2018	34.331610	28.970580	-15.62%	0
2017	25.841324	34.331610	32.86%	0
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.480387	32.662566	10.79%	366
2019	22.963563	29.480387	28.38%	293
2018	25.644598	22.963563	-10.45%	324
2017	22.560441	25.644598	13.67%	353
2016	20.799097	22.560441	8.47%	42
2015	20.700239	20.799097	0.48%	43
2014	19.240734	20.700239	7.59%	0
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.138809	16.071594	6.16%	0
2019	12.424219	15.138809	21.85%	0
2018	14.424490	12.424219	-13.87%	0
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	39.166291	45.662349	16.59%	254
2019	31.863862	39.166291	22.92%	218
2018	36.555250	31.863862	-12.83%	221
2017	32.928435	36.555250	11.01%	239
2016	28.713249	32.928435	14.68%	19
2015	31.376782	28.713249	-8.49%	19
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.277278	12.122682	17.96%	0
2019	8.242273	10.277278	24.69%	3,651
2018	10.515258	8.242273	-21.62%	3,651
2017	8.532968	10.515258	23.23%	3,651
2016	9.000015	8.532968	-5.19%	2,650
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.739794	17.467134	10.97%	2,734
2019	13.263135	15.739794	18.67%	2,685
2018	14.395202	13.263135	-7.86%	2,860
2017	12.488649	14.395202	15.27%	3,024
2016	13.152349	12.488649	-5.05%	2,590
2015	14.725730	13.152349	-10.68%	2,912
2014	15.951061	14.725730	-7.68%	2,732
2013	13.080810	15.951061	21.94%	2,871
2012	11.263878	13.080810	16.13%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.711487	13.134017	3.32%	91
2019	11.731030	12.711487	8.36%	6,753
2018	12.299843	11.731030	-4.62%	6,793
2017	11.830637	12.299843	3.97%	6,284
2016	10.448052	11.830637	13.23%	4,438
2015	11.467464	10.448052	-8.89%	6,341
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	4,332
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.425818	29.659457	45.21%	184
2019	15.195047	20.425818	34.42%	2,488
2018	15.604102	15.195047	-2.62%	2,725
2017	12.617458	15.604102	23.67%	3,451
2016	12.200580	12.617458	3.42%	3,504
2015	13.287985	12.200580	-8.18%	2,586
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	2,780

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.972656	10.714672	7.44%	1,964
2019	9.364757	9.972656	6.49%	1,974
2018	9.736429	9.364757	-3.82%	2,138
2017	9.666392	9.736429	0.72%	2,032
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	47.310983	64.102613	35.49%	139
2019	35.475349	47.310983	33.36%	119
2018	35.793847	35.475349	-0.89%	132
2017	28.252628	35.793847	26.69%	146
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.785300	45.220308	46.89%	5,220
2019	21.813724	30.785300	41.13%	8,161
2018	22.186202	21.813724	-1.68%	8,488
2017	15.709029	22.186202	41.23%	8,805
2016	14.157758	15.709029	10.96%	8,287
2015	13.883259	14.157758	1.98%	6,526
2014	13.028629	13.883259	6.56%	6,831
2013	9.874613	13.028629	31.94%	7,178
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.304373	30.871277	13.06%	477
2019	22.113061	27.304373	23.48%	477
2018	26.743389	22.113061	-17.31%	477
2017	20.978435	26.743389	27.48%	477
2016	23.073675	20.978435	-9.08%	477
2015	25.963884	23.073675	-11.13%	477
2014	30.311923	25.963884	-14.34%	477
2013	27.217783	30.311923	11.37%	477
2012	24.678978	27.217783	10.29%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.927027	10.417036	4.94%	0
2019*	10.000000	9.927027	-0.73%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.465323	9.106241	-3.79%	0
2019	8.221474	9.465323	15.13%	2,624
2018	10.360606	8.221474	-20.65%	2,230
2017	8.316557	10.360606	24.58%	1,878
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	2,281
2014	9.759303	9.069337	-7.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.199785	10.677932	4.69%	1,968
2019	9.654711	10.199785	5.65%	1,926
2018	10.011530	9.654711	-3.56%	2,077
2017	9.890609	10.011530	1.22%	1,982
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.649019	29.295898	41.88%	0
2019	14.998519	20.649019	37.67%	0
2018	15.662335	14.998519	-4.24%	0
2017	12.721108	15.662335	23.12%	0
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.017270	33.211292	0.59%	1,582
2019	26.161819	33.017270	26.20%	4,293
2018	29.952720	26.161819	-12.66%	4,323
2017	26.190386	29.952720	14.37%	4,347
2016	23.619868	26.190386	10.88%	3,622
2015	24.466486	23.619868	-3.46%	4,172
2014	22.782329	24.466486	7.39%	1,251
2013	17.241002	22.782329	32.14%	1,251
2012	15.268221	17.241002	12.92%	3,477
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.765856	12.117587	12.56%	0
2019*	10.000000	10.765856	7.66%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.722513	23.103270	17.14%	515
2019	16.106632	19.722513	22.45%	2,046
2018	18.311334	16.106632	-12.04%	2,097
2017	14.815493	18.311334	23.60%	2,204
2016	14.639677	14.815493	1.20%	1,345
2015	14.129694	14.639677	3.61%	1,735
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	4,023

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.209966	32.10%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.519860	35.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.209154	10.766388	-3.95%	0
2019	8.995588	11.209154	24.61%	0
2018	10.023123	8.995588	-10.25%	0
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.536806	21.730247	11.23%	0
2019	16.167599	19.536806	20.84%	0
2018	17.877041	16.167599	-9.56%	0
2017	15.608889	17.877041	14.53%	0
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	2,141
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.782630	17.310469	46.92%	230
2019	9.101980	11.782630	29.45%	311
2018	11.210407	9.101980	-18.81%	318
2017	9.162929	11.210407	22.35%	304
2016	9.640328	9.162929	-4.95%	0
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	480
2013	8.779059	10.358492	17.99%	480
2012	7.798884	8.779059	12.57%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.899882	18.444827	9.14%	2,405
2019	14.358063	16.899882	17.70%	2,572
2018	15.508121	14.358063	-7.42%	2,717
2017	13.742313	15.508121	12.85%	2,857
2016	12.936619	13.742313	6.23%	2,994
2015	13.145771	12.936619	-1.59%	3,150
2014	12.848561	13.145771	2.31%	3,297
2013	10.694457	12.848561	20.14%	3,464
2012	9.484316	10.694457	12.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.566104	11.244618	6.42%	0
2019	9.948833	10.566104	6.20%	0
2018	10.321399	9.948833	-3.61%	0
2017	10.261170	10.321399	0.59%	0
2016	10.257067	10.261170	0.04%	0
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.854358	26.405359	26.62%	1,731
2019	15.877800	20.854358	31.34%	1,691
2018	17.991002	15.877800	-11.75%	1,714
2017	14.095292	17.991002	27.64%	1,732
2016	14.436052	14.095292	-2.36%	941
2015	13.904076	14.436052	3.83%	31
2014	14.010754	13.904076	-0.76%	369
2013	11.176181	14.010754	25.36%	369
2012	9.394355	11.176181	18.97%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.434941	33.122252	47.64%	302
2019	17.670266	22.434941	26.96%	4,403
2018	18.255174	17.670266	-3.20%	4,600
2017	14.657029	18.255174	24.55%	5,365
2016	13.789587	14.657029	6.29%	4,979
2015	13.295893	13.789587	3.71%	5,119
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.084507	19.928160	10.19%	383
2019	14.767337	18.084507	22.46%	398
2018	15.494573	14.767337	-4.69%	393
2017	13.039542	15.494573	18.83%	447
2016	12.044352	13.039542	8.26%	0
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	460
2013	8.784156	11.382472	29.58%	460
2012	7.700587	8.784156	14.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.151481	14.350499	1.41%	0
2019	13.302099	14.151481	6.39%	0
2018	13.979972	13.302099	-4.85%	0
2017	13.490590	13.979972	3.63%	0
2016	12.740906	13.490590	5.88%	0
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.663124	31.812653	7.25%	0
2019	23.592224	29.663124	25.73%	0
2018	24.280530	23.592224	-2.83%	0
2017	20.719226	24.280530	17.19%	0
2016	19.125757	20.719226	8.33%	0
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.351463	29.560399	0.71%	227
2019	23.714918	29.351463	23.77%	204
2018	26.301238	23.714918	-9.83%	203
2017	22.931176	26.301238	14.70%	218
2016	20.012585	22.931176	14.58%	0
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	0
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.672958	11.913865	11.63%	0
2019	9.528197	10.672958	12.01%	0
2018	10.684043	9.528197	-10.82%	0
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
2015*	10.000000	9.223586	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.628774	16.046208	9.69%	0
2019	12.109939	14.628774	20.80%	0
2018	13.925070	12.109939	-13.03%	0
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	443
2013	9.180730	11.583822	26.18%	7,767
2012	8.111270	9.180730	13.18%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.128269	14.031946	6.88%	0
2019	11.595667	13.128269	13.22%	0
2018	12.692033	11.595667	-8.64%	0
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	7,179
2012	9.484681	10.264545	8.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.138340	15.357742	8.62%	3,639
2019	12.066030	14.138340	17.17%	3,639
2018	13.483910	12.066030	-10.52%	3,639
2017	11.947312	13.483910	12.86%	3,639
2016	11.422711	11.947312	4.59%	2,217
2015	11.879499	11.422711	-3.85%	0
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.498002	12.055611	4.85%	0
2019	10.661228	11.498002	7.85%	0
2018	11.234458	10.661228	-5.10%	0
2017	10.838423	11.234458	3.65%	0
2016	10.630838	10.838423	1.95%	0
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.538950	11.811651	2.36%	0
2019	10.400154	11.538950	10.95%	2,334
2018	11.478837	10.400154	-9.40%	2,324
2017	10.262883	11.478837	11.85%	2,335
2016	9.976321	10.262883	2.87%	2,319
2015	10.696745	9.976321	-6.73%	2,314
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.004222	12.559058	4.62%	0
2019	10.673032	12.004222	12.47%	0
2018	11.787722	10.673032	-9.46%	0
2017	10.268357	11.787722	14.80%	0
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.677812	14.753900	7.87%	0
2019	11.880088	13.677812	15.13%	0
2018	13.122733	11.880088	-9.47%	0
2017	11.814656	13.122733	11.07%	0
2016	11.357533	11.814656	4.02%	0
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.370697	15.721207	9.40%	0
2019	12.064597	14.370697	19.11%	0
2018	13.682485	12.064597	-11.82%	0
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.667601	13.462442	6.27%	0
2019	11.372579	12.667601	11.39%	0
2018	12.255655	11.372579	-7.21%	0
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.744996	14.088325	2.50%	778
2019	12.538971	13.744996	9.62%	689
2018	15.263937	12.538971	-17.85%	610
2017	12.762624	15.263937	19.60%	593
2016	12.951272	12.762624	-1.46%	0
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	0
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.719490	17.19%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.656513	12.128585	4.05%	0
2019	11.004394	11.656513	5.93%	0
2018	11.372198	11.004394	-3.23%	0
2017	11.200787	11.372198	1.53%	0
2016	10.945211	11.200787	2.34%	0
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.432749	13.211029	6.26%	0
2019	11.641230	12.432749	6.80%	0
2018	12.123774	11.641230	-3.98%	0
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	82
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.396221	10.510255	1.10%	0
2019	10.009062	10.396221	3.87%	0
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.217704	33.274371	10.12%	1,031
2019	25.278869	30.217704	19.54%	2,156
2018	31.507248	25.278869	-19.77%	2,218
2017	22.892092	31.507248	37.63%	2,278
2016	21.854914	22.892092	4.75%	2,134
2015	26.773426	21.854914	-18.37%	1,350
2014	29.144341	26.773426	-8.14%	1,559
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.631583	21.314877	3.31%	1,472
2019	18.451471	20.631583	11.82%	1,472
2018	19.522506	18.451471	-5.49%	1,472
2017	18.763999	19.522506	4.04%	1,472
2016	16.865947	18.763999	11.25%	1,472
2015	17.770721	16.865947	-5.09%	1,527
2014	17.782223	17.770721	-0.06%	1,472

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.924353	11.293382	3.38%	25
2019	10.548742	10.924353	3.56%	26
2018	10.831515	10.548742	-2.61%	26
2017	10.887230	10.831515	-0.51%	24
2016	11.089083	10.887230	-1.82%	20
2015	11.391655	11.089083	-2.66%	21
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.792651	7.612425	-2.31%	0
2019	7.856603	7.792651	-0.81%	0
2018	7.952735	7.856603	-1.21%	0
2017	8.126009	7.952735	-2.13%	0
2016	8.337415	8.126009	-2.54%	0
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.045922	9.492693	4.94%	0
2019	7.806189	9.045922	15.88%	3,404
2018	9.403671	7.806189	-16.99%	3,119
2017	7.593107	9.403671	23.84%	2,670
2016	7.742192	7.593107	-1.93%	0
2015	8.209248	7.742192	-5.69%	2,968
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.944448	10.381535	4.40%	0
2019	8.419518	9.944448	18.11%	0
2018	10.062709	8.419518	-16.33%	0
2017	8.296208	10.062709	21.29%	0
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.203658	29.907670	9.94%	0
2019	22.561172	27.203658	20.58%	0
2018	25.404617	22.561172	-11.19%	0
2017	22.010817	25.404617	15.42%	0
2016	20.631727	22.010817	6.68%	0
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.441528	17.529421	6.62%	0
2019	14.627643	16.441528	12.40%	0
2018	15.777749	14.627643	-7.29%	0
2017	14.567863	15.777749	8.31%	0
2016	14.061722	14.567863	3.60%	0
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.029143	21.786307	8.77%	165
2019	17.136146	20.029143	16.88%	0
2018	18.803911	17.136146	-8.87%	0
2017	16.805757	18.803911	11.89%	0
2016	16.005533	16.805757	5.00%	0
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.955404	13.472869	3.99%	0
2019	12.137332	12.955404	6.74%	0
2018	12.685488	12.137332	-4.32%	0
2017	12.316570	12.685488	3.00%	0
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.536059	11.754568	1.89%	4,242
2019	10.476182	11.536059	10.12%	4,242
2018	11.392814	10.476182	-8.05%	4,242
2017	10.251628	11.392814	11.13%	4,242
2016	9.951129	10.251628	3.02%	2,575
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.079473	12.516366	3.62%	2,104
2019	10.755491	12.079473	12.31%	4,353
2018	11.749945	10.755491	-8.46%	4,373
2017	10.307918	11.749945	13.99%	4,409
2016	9.889480	10.307918	4.23%	3,604
2015	10.566192	9.889480	-6.40%	2,340
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.094005	21.607320	7.53%	0
2019	17.512185	20.094005	14.74%	0
2018	19.055448	17.512185	-8.10%	0
2017	17.314355	19.055448	10.06%	0
2016	16.581702	17.314355	4.42%	0
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.307089	26.607667	9.46%	1,087
2019	20.473955	24.307089	18.72%	1,087
2018	22.772424	20.473955	-10.09%	1,087
2017	20.026333	22.772424	13.71%	1,087
2016	18.942264	20.026333	5.72%	664
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.404283	17.353248	5.78%	0
2019	14.833471	16.404283	10.59%	0
2018	15.814004	14.833471	-6.20%	0
2017	14.857986	15.814004	6.43%	0
2016	14.423121	14.857986	3.02%	0
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.384758	10.840999	4.39%	0
2019*	10.000000	10.384758	3.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.683021	12.051397	12.81%	0
2019*	10.000000	10.683021	6.83%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.061871	9.953330	-1.08%	0
2019*	10.000000	10.061871	0.62%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.935102	13.426466	22.78%	0
2019*	10.000000	10.935102	9.35%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.087379	25.431569	26.60%	0
2019	15.829473	20.087379	26.90%	0
2018	16.809340	15.829473	-5.83%	0
2017	13.279826	16.809340	26.58%	0
2016	13.360452	13.279826	-0.60%	0
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	429
2013	9.455041	12.384991	30.99%	429
2012	8.354559	9.455041	13.17%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.271356	12.806516	4.36%	0
2019	10.584536	12.271356	15.94%	3,013
2018	11.413278	10.584536	-7.26%	3,105
2017	9.962310	11.413278	14.56%	3,158
2016	9.417301	9.962310	5.79%	3,259
2015	9.885901	9.417301	-4.74%	3,350
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.120424	14.721009	4.25%	0
2019	11.878613	14.120424	18.87%	0
2018	12.513458	11.878613	-5.07%	0
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.148833	39.444062	15.51%	0
2019	25.516251	34.148833	33.83%	0
2018	26.597647	25.516251	-4.07%	0
2017	21.477644	26.597647	23.84%	0
2016	21.328997	21.477644	0.70%	0
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.344496	26.030283	-1.19%	0
2019	21.339706	26.344496	23.45%	185
2018	24.192566	21.339706	-11.79%	178
2017	22.892101	24.192566	5.68%	188
2016	19.539878	22.892101	17.16%	0
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.758328	17.58%	468
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.770879	43.839708	10.23%	195
2019	32.479909	39.770879	22.45%	151
2018	37.617452	32.479909	-13.66%	165
2017	33.338231	37.617452	12.84%	180
2016	28.438030	33.338231	17.23%	22
2015	29.941009	28.438030	-5.02%	23
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.686942	18.965209	-3.67%	0
2019	16.312200	19.686942	20.69%	0
2018	19.277733	16.312200	-15.38%	0
2017	17.375973	19.277733	10.94%	0
2016	15.161768	17.375973	14.60%	0
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.360542	40.204545	36.93%	0
2019	22.255389	29.360542	31.93%	0
2018	24.886092	22.255389	-10.57%	0
2017	20.486095	24.886092	21.48%	0
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.053148	33.805118	2.28%	0
2019	28.576720	33.053148	15.66%	0
2018	35.388948	28.576720	-19.25%	0
2017	33.389597	35.388948	5.99%	0
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.400655	41.018209	19.24%	0
2019	28.160899	34.400655	22.16%	0
2018	33.157766	28.160899	-15.07%	0
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	204
2013	19.612714	26.863444	36.97%	205
2012	17.467384	19.612714	12.28%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.093306	19.994754	10.51%	0
2019	14.495430	18.093306	24.82%	0
2018	15.661239	14.495430	-7.44%	0
2017	12.880503	15.661239	21.59%	0
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.826366	20.793238	10.45%	2,232
2019	15.326830	18.826366	22.83%	2,232
2018	16.712104	15.326830	-8.29%	2,232
2017	14.487598	16.712104	15.35%	2,232
2016	13.500832	14.487598	7.31%	2,232
2015	13.912338	13.500832	-2.96%	2,232
2014	12.918651	13.912338	7.69%	2,232
2013	9.567855	12.918651	35.02%	2,232
2012	8.815334	9.567855	8.54%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.366886	14.121608	-8.10%	385
2019	12.088530	15.366886	27.12%	266
2018	12.931366	12.088530	-6.52%	296
2017	12.500743	12.931366	3.44%	326
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	111
2014	10.387006	13.017931	25.33%	399
2013	10.378588	10.387006	0.08%	399
2012	9.214927	10.378588	12.63%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.058837	21.888391	14.85%	76
2019	14.947649	19.058837	27.50%	23
2018	16.127017	14.947649	-7.31%	24
2017	13.650424	16.127017	18.14%	25
2016	12.573658	13.650424	8.56%	26
2015	12.782159	12.573658	-1.63%	149
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.269587	9.289039	0.21%	0
2019	9.138619	9.269587	1.43%	0
2018	9.302776	9.138619	-1.76%	0
2017	9.397131	9.302776	-1.00%	0
2016	9.407928	9.397131	-0.11%	0
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.229630	18.871258	16.28%	0
2019	13.327657	16.229630	21.77%	0
2018	15.428709	13.327657	-13.62%	0
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.066407	31.385622	56.41%	0
2019	15.048029	20.066407	33.35%	0
2018	16.615262	15.048029	-9.43%	0
2017	13.369108	16.615262	24.28%	0
2016	12.934688	13.369108	3.36%	0
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	0
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.074375	11.381471	2.77%	1,249
2019	9.953295	11.074375	11.26%	1,249
2018	10.914642	9.953295	-8.81%	1,249
2017	10.159038	10.914642	7.44%	1,249
2016	9.851226	10.159038	3.12%	1,249
2015	10.615345	9.851226	-7.20%	1,249
2014	10.607759	10.615345	0.07%	1,249
2013	10.129050	10.607759	4.73%	1,249
2012*	10.000000	10.129050	1.29%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.829574	12.087057	2.18%	0
2019	10.407265	11.829574	13.67%	0
2018	11.748828	10.407265	-11.42%	0
2017	10.274242	11.748828	14.35%	0
2016	10.025832	10.274242	2.48%	0
2015	11.353045	10.025832	-11.69%	0
2014	11.548067	11.353045	-1.69%	0
2013	10.247605	11.548067	12.69%	0
2012*	10.000000	10.247605	2.48%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.813691	12.149133	2.84%	0
2019	10.461272	11.813691	12.93%	0
2018	11.621617	10.461272	-9.98%	0
2017	10.495682	11.621617	10.73%	0
2016	10.174841	10.495682	3.15%	0
2015	11.187634	10.174841	-9.05%	0
2014	11.200564	11.187634	-0.12%	0
2013	10.265225	11.200564	9.11%	0
2012*	10.000000	10.265225	2.65%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.859809	11.419798	5.16%	0
2019	9.972792	10.859809	8.89%	0
2018	10.824881	9.972792	-7.87%	0
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	4,418
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.438408	10.841534	3.86%	0
2019	9.342624	10.438408	11.73%	0
2018	10.074589	9.342624	-7.27%	0
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.560994	11.389011	7.84%	0
2019	10.136161	10.560994	4.19%	0
2018	10.844618	10.136161	-6.53%	0
2017	10.048882	10.844618	7.92%	0
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.140324	10.167284	0.27%	0
2019	10.012797	10.140324	1.27%	7,598
2018	10.251948	10.012797	-2.33%	7,545
2017	10.389373	10.251948	-1.32%	8,004
2016	10.523153	10.389373	-1.27%	9,114
2015	10.776015	10.523153	-2.35%	6,157
2014	10.975869	10.776015	-1.82%	0
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	2,057
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.889486	9.843586	-0.46%	1,636
2019	9.881831	9.889486	0.08%	1,551
2018	9.999140	9.881831	-1.17%	1,563
2017	10.028880	9.999140	-0.30%	1,545
2016*	10.000000	10.028880	0.29%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.458872	11.061676	5.76%	0
2019	9.914845	10.458872	5.49%	0
2018	10.240757	9.914845	-3.18%	0
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	99
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	2,194
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.464064	19.077184	9.24%	274
2019	14.319254	17.464064	21.96%	274
2018	18.169149	14.319254	-21.19%	262
2017	14.728201	18.169149	23.36%	250
2016	15.492662	14.728201	-4.93%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.389945	33.90%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.656183	13.049035	3.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.255014	49.450960	25.97%	1,904
2019	31.316318	39.255014	25.35%	1,950
2018	31.867520	31.316318	-1.73%	2,070
2017	25.685022	31.867520	24.07%	2,194
2016	29.518552	25.685022	-12.99%	1,959
2015	26.932388	29.518552	9.60%	2,082
2014	21.060683	26.932388	27.88%	2,083
2013	14.358445	21.060683	46.68%	2,189
2012	11.248058	14.358445	27.65%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.286300	6.121404	15.80%	0
2019	4.863116	5.286300	8.70%	0
2018	6.973184	4.863116	-30.26%	0
2017	7.299016	6.973184	-4.46%	0
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	123
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.702926	10.268260	-4.06%	0
2019*	10.000000	10.702926	7.03%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.716299	47.231014	53.77%	0
2019	25.250586	30.716299	21.65%	0
2018	25.580440	25.250586	-1.29%	0
2017	20.854950	25.580440	22.66%	0
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.110460	12.362592	2.08%	0
2019	10.794880	12.110460	12.19%	816
2018	11.969950	10.794880	-9.82%	746
2017	10.754421	11.969950	11.30%	714
2016	10.686622	10.754421	0.63%	698
2015	11.122155	10.686622	-3.92%	676
2014	10.963690	11.122155	1.45%	678
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.627754	8.584790	-0.50%	0
2019	7.588516	8.627754	13.69%	0
2018*	10.000000	7.588516	-24.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	35.601749	35.716420	0.32%	951
2019	30.500485	35.601749	16.73%	951
2018	36.994404	30.500485	-17.55%	951
2017	33.671561	36.994404	9.87%	951
2016	27.714333	33.671561	21.50%	2,056
2015	30.187843	27.714333	-8.19%	951
2014	28.463310	30.187843	6.06%	1,457
2013	21.242841	28.463310	33.99%	2,464
2012	18.420348	21.242841	15.32%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.554314	12.322910	6.65%	1,261
2019	10.898574	11.554314	6.02%	1,173
2018	11.521686	10.898574	-5.41%	1,202
2017	11.415307	11.521686	0.93%	1,144
2016	11.232388	11.415307	1.63%	1,031
2015	11.830199	11.232388	-5.05%	1,003
2014	11.764048	11.830199	0.56%	963
2013	13.203983	11.764048	-10.91%	4,316
2012	12.631353	13.203983	4.53%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.432557	27.001907	-1.57%	8,693
2019	21.845455	27.432557	25.58%	9,651
2018	25.786211	21.845455	-15.28%	6,500
2017	23.761182	25.786211	8.52%	6,442
2016	19.887942	23.761182	19.48%	6,655
2015	20.757259	19.887942	-4.19%	3,580
2014	18.343467	20.757259	13.16%	11,080
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	28.863912	28.332236	-1.84%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.193576	14.630242	3.08%	0
2019	12.357363	14.193576	14.86%	0
2018	13.349201	12.357363	-7.43%	0
2017	11.943299	13.349201	11.77%	0
2016	11.435631	11.943299	4.44%	0
2015	11.874173	11.435631	-3.69%	0
2014	11.852662	11.874173	0.18%	0
2013	10.097257	11.852662	17.38%	0
2012*	10.000000	10.097257	0.97%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.056653	11.518438	4.18%	0
2019	9.888036	11.056653	11.82%	0
2018	10.460857	9.888036	-5.48%	0
2017	10.034530	10.460857	4.25%	0
2016	9.135818	10.034530	9.84%	0
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.988336	10.554361	5.67%	0
2019	9.400371	9.988336	6.25%	0
2018	9.727860	9.400371	-3.37%	0
2017	9.681523	9.727860	0.48%	0
2016	9.705669	9.681523	-0.25%	0
2015*	10.000000	9.705669	-2.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.867875	13.982331	0.83%	0
2019	11.176200	13.867875	24.08%	0
2018	12.402004	11.176200	-9.88%	0
2017	10.935266	12.402004	13.41%	0
2016	9.677862	10.935266	12.99%	2,716
2015*	10.000000	9.677862	-3.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.774247	18.536491	17.51%	566
2019	13.760374	15.774247	14.64%	1,402
2018	15.296450	13.760374	-10.04%	5,618
2017	13.817446	15.296450	10.70%	5,578
2016	13.672261	13.817446	1.06%	5,563
2015	14.186525	13.672261	-3.63%	5,607
2014	14.296492	14.186525	-0.77%	5,610
2013	12.835256	14.296492	11.38%	21,504
2012	11.990408	12.835256	7.05%	10,917

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.316541	12.930832	4.99%	0
2019	10.555937	12.316541	16.68%	4,088
2018	12.862683	10.555937	-17.93%	0
2017	11.484424	12.862683	12.00%	0
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.009202	43.092279	7.71%	0
2019	33.628372	40.009202	18.97%	0
2018	37.956139	33.628372	-11.40%	0
2017	34.684282	37.956139	9.43%	0
2016	28.335572	34.684282	22.41%	0
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.302535	36.697472	14.65%	0
2019	25.141111	32.302535	28.48%	0
2018	27.147436	25.141111	-7.39%	0
2017	23.004271	27.147436	18.01%	0
2016	21.202814	23.004271	8.50%	0
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	0
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	28.586572	34.335728	20.11%	0
2019	21.626273	28.586572	32.18%	576
2018	23.917287	21.626273	-9.58%	620
2017	19.342005	23.917287	23.65%	628
2016	18.457976	19.342005	4.79%	647
2015	19.489366	18.457976	-5.29%	648
2014	18.566708	19.489366	4.97%	641
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.721194	11.095333	3.49%	0
2019	9.451358	10.721194	13.44%	0
2018	10.114546	9.451358	-6.56%	0
2017*	10.000000	10.114546	1.15%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.841515	15.085954	-4.77%	42
2019	12.740926	15.841515	24.34%	42
2018	15.760371	12.740926	-19.16%	42
2017	14.484954	15.760371	8.81%	42
2016	11.349851	14.484954	27.62%	5,230
2015	12.464374	11.349851	-8.94%	42
2014	12.122604	12.464374	2.82%	935
2013*	10.000000	12.122604	21.23%	3,793
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.197694	10.125927	-0.70%	0
2019	9.782789	10.197694	4.24%	0
2018	10.059216	9.782789	-2.75%	0
2017	9.988436	10.059216	0.71%	0
2016	9.417134	9.988436	6.07%	8,772
2015	9.770433	9.417134	-3.62%	9,219
2014	9.979294	9.770433	-2.09%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.274605	13.090964	27.41%	9,500
2019	8.169334	10.274605	25.77%	0
2018*	10.000000	8.169334	-18.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.486775	16.921899	9.27%	0
2019	13.743687	15.486775	12.68%	1,670
2018	14.748491	13.743687	-6.81%	1,729
2017	13.430108	14.748491	9.82%	1,752
2016	13.109029	13.430108	2.45%	1,835
2015	13.537703	13.109029	-3.17%	1,855
2014	13.344278	13.537703	1.45%	1,870
2013	12.109442	13.344278	10.20%	1,910
2012	11.148506	12.109442	8.62%	366
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.919134	18.895609	11.68%	0
2019	14.497631	16.919134	16.70%	0
2018	15.858467	14.497631	-8.58%	0
2017	14.010606	15.858467	13.19%	0
2016	13.601654	14.010606	3.01%	0
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.663747	21.193252	13.55%	0
2019	15.447060	18.663747	20.82%	0
2018	17.260299	15.447060	-10.51%	0
2017	14.688893	17.260299	17.51%	0
2016	14.183580	14.688893	3.56%	0
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.137716	15.619693	18.89%	4,731
2019	10.873174	13.137716	20.83%	0
2018	11.690032	10.873174	-6.99%	0
2017	10.340714	11.690032	13.05%	0
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	36.514190	46.294332	26.78%	0
2019	28.572064	36.514190	27.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.341168	7.409827	-34.66%	0
2019	10.607698	11.341168	6.91%	584
2018	14.486249	10.607698	-26.77%	506
2017	15.304214	14.486249	-5.34%	435
2016	11.774545	15.304214	29.98%	327
2015	15.262618	11.774545	-22.85%	414
2014	17.973063	15.262618	-15.08%	329
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	25.919861	26.858065	3.62%	736
2019	20.947135	25.919861	23.74%	665
2018	23.529595	20.947135	-10.98%	661
2017	21.454141	23.529595	9.67%	673
2016	18.721080	21.454141	14.60%	836
2015	20.081943	18.721080	-6.78%	899
2014	19.016120	20.081943	5.60%	858
2013	15.281137	19.016120	24.44%	1,315
2012	13.410812	15.281137	13.95%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.137939	14.808448	4.74%	0
2019	11.198834	14.137939	26.24%	5,630
2018	12.670217	11.198834	-11.61%	0
2017	11.160139	12.670217	13.53%	0
2016*	10.000000	11.160139	11.60%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	36.516512	51.031351	39.75%	8,992
2019	27.997705	36.516512	30.43%	6,725
2018	28.889233	27.997705	-3.09%	6,501
2017	22.009810	28.889233	31.26%	6,817
2016	22.483655	22.009810	-2.11%	7,105
2015	21.604065	22.483655	4.07%	10,835
2014	19.990580	21.604065	8.07%	8,100
2013	15.098785	19.990580	32.40%	2,306
2012	13.557967	15.098785	11.36%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.514709	13.299518	6.27%	0
2019	11.750300	12.514709	6.51%	0
2018	12.167729	11.750300	-3.43%	0
2017	12.018250	12.167729	1.24%	0
2016	11.815399	12.018250	1.72%	0
2015	12.241069	11.815399	-3.48%	0
2014	11.905446	12.241069	2.82%	14,060
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.170717	44.946102	14.74%	431
2019	32.667164	39.170717	19.91%	407
2018	39.379334	32.667164	-17.04%	368
2017	33.556384	39.379334	17.35%	384
2016	30.795459	33.556384	8.97%	459
2015	32.157658	30.795459	-4.24%	470
2014	31.154006	32.157658	3.22%	821
2013	23.553111	31.154006	32.27%	5,730
2012	21.120119	23.553111	11.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.084914	25.919082	12.28%	0
2019	18.598454	23.084914	24.12%	0
2018	22.495009	18.598454	-17.32%	0
2017	17.774948	22.495009	26.55%	0
2016	19.272872	17.774948	-7.77%	5,311
2015	19.165819	19.272872	0.56%	5,311
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.718615	11.540547	-9.26%	0
2019	10.626166	12.718615	19.69%	0
2018	11.670523	10.626166	-8.95%	0
2017	11.551582	11.670523	1.03%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.001144	14.142952	8.78%	3,839
2019	11.142240	13.001144	16.68%	3,840
2018	12.669851	11.142240	-12.06%	3,840
2017	11.621578	12.669851	9.02%	3,840
2016	10.546878	11.621578	10.19%	3,840
2015	11.551819	10.546878	-8.70%	3,899
2014	11.537705	11.551819	0.12%	3,899
2013	9.575462	11.537705	20.49%	5,043
2012	8.528982	9.575462	12.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.377420	15.073719	-1.97%	6,823
2019	13.610291	15.377420	12.98%	6,271
2018	14.611806	13.610291	-6.85%	6,018
2017	13.684635	14.611806	6.78%	5,835
2016	12.327315	13.684635	11.01%	5,982
2015	13.624066	12.327315	-9.52%	6,353
2014	13.377466	13.624066	1.84%	6,371
2013	12.060183	13.377466	10.92%	10,569
2012	10.997756	12.060183	9.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	36.258332	37.128986	2.40%	0
2019	29.478263	36.258332	23.00%	0
2018	34.761854	29.478263	-15.20%	0
2017	32.268181	34.761854	7.73%	0
2016	25.458441	32.268181	26.75%	0
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.746120	8.064629	-7.79%	130
2019	8.806927	8.746120	-0.69%	130
2018	8.876036	8.806927	-0.78%	130
2017	8.944730	8.876036	-0.77%	130
2016	8.925253	8.944730	0.22%	130
2015	9.580716	8.925253	-6.84%	130
2014	9.664386	9.580716	-0.87%	131
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.793460	11.953220	1.35%	0
2019	10.822619	11.793460	8.97%	0
2018	11.622884	10.822619	-6.89%	0
2017	10.554449	11.622884	10.12%	0
2016	10.390248	10.554449	1.58%	0
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.872980	10.257179	3.89%	0
2019	9.319548	9.872980	5.94%	0
2018*	10.000000	9.319548	-6.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.161234	9.577361	4.54%	0
2019	8.961361	9.161234	2.23%	0
2018	9.698861	8.961361	-7.60%	0
2017	9.609032	9.698861	0.93%	0
2016	9.917855	9.609032	-3.11%	0
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	36.474687	45.215284	23.96%	429
2019	28.502251	36.474687	27.97%	429
2018	33.811546	28.502251	-15.70%	429
2017	25.475919	33.811546	32.72%	2,626
2016	26.208698	25.475919	-2.80%	429
2015	25.968534	26.208698	0.92%	429
2014	26.138085	25.968534	-0.65%	429
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	28.974178	32.068769	10.68%	0
2019	22.592426	28.974178	28.25%	0
2018	25.256209	22.592426	-10.55%	0
2017	22.241498	25.256209	13.55%	0
2016	20.526060	22.241498	8.36%	0
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	0
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.020122	15.929219	6.05%	195
2019	12.339472	15.020122	21.72%	195
2018	14.340912	12.339472	-13.96%	195
2017	12.847522	14.340912	11.62%	195
2016	11.661319	12.847522	10.17%	195
2015	12.514527	11.661319	-6.82%	195
2014	12.340673	12.514527	1.41%	195
2013	9.867684	12.340673	25.06%	50
2012*	10.000000	9.867684	-1.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	38.493568	44.831999	16.47%	3,104
2019	31.348736	38.493568	22.79%	3,104
2018	36.001462	31.348736	-12.92%	3,185
2017	32.462792	36.001462	10.90%	3,283
2016	28.336200	32.462792	14.56%	5,287
2015	30.996578	28.336200	-8.58%	5,381
2014	28.516799	30.996578	8.70%	5,449
2013	20.830440	28.516799	36.90%	2,543
2012	18.185375	20.830440	14.55%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.217605	12.039937	17.84%	0
2019	8.202834	10.217605	24.56%	0
2018	10.475770	8.202834	-21.70%	0
2017	8.509626	10.475770	23.10%	5,401
2016	8.984601	8.509626	-5.29%	0
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.568352	17.259148	10.86%	21,203
2019	13.132143	15.568352	18.55%	25,675
2018	14.267764	13.132143	-7.96%	20,200
2017	12.390759	14.267764	15.15%	19,833
2016	13.062620	12.390759	-5.14%	15,119
2015	14.640303	13.062620	-10.78%	14,880
2014	15.874841	14.640303	-7.78%	14,782
2013	13.031665	15.874841	21.82%	26,337
2012	11.233106	13.031665	16.01%	11,173
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.611827	13.017680	3.22%	15,488
2019	11.651012	12.611827	8.25%	15,488
2018	12.228566	11.651012	-4.72%	15,911
2017	11.774127	12.228566	3.86%	21,050
2016	10.408794	11.774127	13.12%	16,866
2015	11.436112	10.408794	-8.98%	17,352
2014	11.527832	11.436112	-0.80%	17,697
2013	10.716407	11.527832	7.57%	8,767
2012*	10.000000	10.716407	7.16%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.265703	29.396811	45.06%	6,956
2019	15.091421	20.265703	34.29%	11,319
2018	15.513697	15.091421	-2.72%	5,350
2017	12.557207	15.513697	23.54%	4,027
2016	12.154754	12.557207	3.31%	4,515
2015	13.251669	12.154754	-8.28%	4,678
2014	12.619340	13.251669	5.01%	4,734
2013	9.976047	12.619340	26.50%	5,079
2012*	10.000000	9.976047	-0.24%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.924972	10.652502	7.33%	0
2019	9.329557	9.924972	6.38%	2,832
2018	9.709845	9.329557	-3.92%	0
2017	9.649868	9.709845	0.62%	0
2016	9.696391	9.649868	-0.48%	0
2015*	10.000000	9.696391	-3.04%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	46.498335	62.936944	35.35%	186
2019	34.901801	46.498335	33.23%	966
2018	35.251532	34.901801	-0.99%	966
2017	27.853047	35.251532	26.56%	841
2016	28.064021	27.853047	-0.75%	2,522
2015	25.753605	28.064021	8.97%	2,525
2014	24.389393	25.753605	5.59%	2,536
2013	19.141071	24.389393	27.42%	1,928
2012	15.875501	19.141071	20.57%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.543627	44.819330	46.74%	189
2019	21.664700	30.543627	40.98%	3,973
2018	22.057400	21.664700	-1.78%	189
2017	15.633801	22.057400	41.09%	424
2016	14.104390	15.633801	10.84%	4,465
2015	13.845152	14.104390	1.87%	4,465
2014	13.006210	13.845152	6.45%	4,465
2013	9.867743	13.006210	31.81%	3,615
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	26.835305	30.309793	12.95%	82
2019	21.755496	26.835305	23.35%	82
2018	26.338156	21.755496	-17.40%	82
2017	20.681702	26.338156	27.35%	82
2016	22.770617	20.681702	-9.17%	82
2015	25.649229	22.770617	-11.22%	82
2014	29.975372	25.649229	-14.43%	6,403
2013	26.943221	29.975372	11.25%	355
2012	24.455200	26.943221	10.17%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.924853	10.404068	4.83%	0
2019*	10.000000	9.924853	-0.75%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.400718	9.034790	-3.89%	0
2019	8.173742	9.400718	15.01%	0
2018	10.311104	8.173742	-20.73%	0
2017	8.285303	10.311104	24.45%	0
2016	7.045948	8.285303	17.59%	3,328
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.161488	10.626928	4.58%	0
2019	9.628338	10.161488	5.54%	0
2018	9.994500	9.628338	-3.66%	0
2017	9.883900	9.994500	1.12%	0
2016*	10.000000	9.883900	-1.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.487116	29.036398	41.73%	0
2019	14.896202	20.487116	37.53%	161
2018	15.571569	14.896202	-4.34%	180
2017	12.660334	15.571569	22.99%	196
2016	11.952332	12.660334	5.92%	4,258
2015	12.546988	11.952332	-4.74%	4,261
2014	13.932885	12.546988	-9.95%	4,261
2013	10.134558	13.932885	37.48%	3,267
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.450188	32.607371	0.48%	4,429
2019	25.738887	32.450188	26.07%	4,370
2018	29.498943	25.738887	-12.75%	4,525
2017	25.819998	29.498943	14.25%	4,714
2016	23.309682	25.819998	10.77%	4,899
2015	24.169982	23.309682	-3.56%	5,095
2014	22.529349	24.169982	7.28%	5,219
2013	17.067052	22.529349	32.00%	5,377
2012	15.129737	17.067052	12.80%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.758470	12.096848	12.44%	0
2019*	10.000000	10.758470	7.58%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.527822	22.851749	17.02%	701
2019	15.964023	19.527822	22.32%	715
2018	18.167967	15.964023	-12.13%	708
2017	14.714545	18.167967	23.47%	3,263
2016	14.554812	14.714545	1.10%	4,592
2015	14.062215	14.554812	3.50%	4,631
2014	14.283219	14.062215	-1.55%	4,636
2013	11.495138	14.283219	24.25%	8,167
2012	10.185979	11.495138	12.85%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.200948	32.01%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.510636	35.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.155549	10.703899	-4.05%	0
2019	8.961758	11.155549	24.48%	0
2018	9.995756	8.961758	-10.34%	0
2017	9.122660	9.995756	9.57%	0
2016	8.150343	9.122660	11.93%	0
2015*	10.000000	8.150343	-18.50%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.353841	21.504663	11.11%	0
2019	16.032653	19.353841	20.72%	0
2018	17.746159	16.032653	-9.66%	0
2017	15.510482	17.746159	14.41%	0
2016	14.352158	15.510482	8.07%	0
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.642270	17.086719	46.76%	4,802
2019	9.002786	11.642270	29.32%	0
2018	11.099713	9.002786	-18.89%	0
2017	9.081740	11.099713	22.22%	0
2016	9.564713	9.081740	-5.05%	5,360
2015	9.889883	9.564713	-3.29%	5,360
2014	10.298393	9.889883	-3.97%	5,360
2013	8.737078	10.298393	17.87%	4,390
2012	7.769580	8.737078	12.45%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.664370	18.169131	9.03%	121,424
2019	14.172514	16.664370	17.58%	142,744
2018	15.323536	14.172514	-7.51%	137,947
2017	13.592659	15.323536	12.73%	138,829
2016	12.808847	13.592659	6.12%	58,965
2015	13.029314	12.808847	-1.69%	59,572
2014	12.747828	13.029314	2.21%	63,397
2013	10.621504	12.747828	20.02%	36,932
2012	9.429319	10.621504	12.64%	3,235

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.418878	11.076556	6.31%	58,629
2019	9.820270	10.418878	6.10%	87,088
2018	10.198544	9.820270	-3.71%	88,127
2017	10.149410	10.198544	0.48%	83,312
2016	10.155754	10.149410	-0.06%	74,625
2015	10.456377	10.155754	-2.88%	73,377
2014	10.231614	10.456377	2.20%	75,234
2013	10.787813	10.231614	-5.16%	44,050
2012	10.557831	10.787813	2.18%	3,110
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.563789	26.010745	26.49%	886
2019	15.672634	20.563789	31.21%	950
2018	17.776892	15.672634	-11.84%	937
2017	13.941788	17.776892	27.51%	3,349
2016	14.293463	13.941788	-2.46%	1,191
2015	13.780880	14.293463	3.72%	1,210
2014	13.900870	13.780880	-0.86%	1,230
2013	11.099915	13.900870	25.23%	814
2012	9.339846	11.099915	18.84%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.122391	32.627344	47.49%	7,633
2019	17.441988	22.122391	26.83%	352
2018	18.037959	17.441988	-3.30%	337
2017	14.497454	18.037959	24.42%	6,353
2016	13.653419	14.497454	6.18%	374
2015	13.178117	13.653419	3.61%	374
2014	12.526372	13.178117	5.20%	371
2013	9.927570	12.526372	26.18%	221
2012	8.686745	9.927570	14.28%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.850776	19.650414	10.08%	49,122
2019	14.591450	17.850776	22.34%	69,967
2018	15.325859	14.591450	-4.79%	63,909
2017	12.910754	15.325859	18.71%	68,642
2016	11.937609	12.910754	8.15%	65,763
2015	12.130780	11.937609	-1.59%	66,432
2014	11.304781	12.130780	7.31%	87,933
2013	8.733162	11.304781	29.45%	44,724
2012	7.663770	8.733162	13.95%	4,072

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	13.908407	14.089543	1.30%	0
2019	13.087048	13.908407	6.28%	0
2018	13.768169	13.087048	-4.95%	0
2017	13.299802	13.768169	3.52%	4,109
2016	12.573578	13.299802	5.78%	0
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	3,724
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.153542	31.234043	7.14%	0
2019	23.210752	29.153542	25.60%	3,511
2018	23.912615	23.210752	-2.94%	0
2017	20.426167	23.912615	17.07%	0
2016	18.874539	20.426167	8.22%	145
2015	19.260887	18.874539	-2.01%	156
2014	17.694338	19.260887	8.85%	157
2013	13.896886	17.694338	27.33%	34
2012	12.539652	13.896886	10.82%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	28.847287	29.022809	0.61%	905
2019	23.331500	28.847287	23.64%	905
2018	25.902734	23.331500	-9.93%	905
2017	22.606854	25.902734	14.58%	905
2016	19.749754	22.606854	14.47%	905
2015	21.701497	19.749754	-8.99%	905
2014	20.465453	21.701497	6.04%	905
2013	15.537474	20.465453	31.72%	3,922
2012	13.507027	15.537474	15.03%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.624096	11.847147	11.51%	0
2019	9.494319	10.624096	11.90%	0
2018	10.657052	9.494319	-10.91%	0
2017	9.242496	10.657052	15.30%	0
2016	9.219143	9.242496	0.25%	0
2015*	10.000000	9.219143	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.454626	15.838910	9.58%	0
2019	11.978061	14.454626	20.68%	0
2018	13.787667	11.978061	-13.12%	0
2017	11.821316	13.787667	16.63%	0
2016	11.205028	11.821316	5.50%	4,712
2015	11.715574	11.205028	-4.36%	4,712
2014	11.516624	11.715574	1.73%	4,712
2013	9.136844	11.516624	26.05%	3,882
2012	8.080806	9.136844	13.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.971949	13.850654	6.77%	20,005
2019	11.469366	12.971949	13.10%	29,034
2018	12.566764	11.469366	-8.73%	30,461
2017	11.519551	12.566764	9.09%	36,382
2016	11.151106	11.519551	3.30%	33,844
2015	11.577334	11.151106	-3.68%	35,370
2014	11.402468	11.577334	1.53%	36,896
2013	10.215475	11.402468	11.62%	38,402
2012	9.449060	10.215475	8.11%	6,182
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.969963	15.159280	8.51%	0
2019	11.934573	13.969963	17.05%	0
2018	13.350783	11.934573	-10.61%	0
2017	11.841468	13.350783	12.75%	0
2016	11.333116	11.841468	4.49%	0
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.361065	11.899806	4.74%	8,485
2019	10.545082	11.361065	7.74%	11,866
2018	11.123549	10.545082	-5.20%	23,175
2017	10.742423	11.123549	3.55%	17,029
2016	10.547475	10.742423	1.85%	11,891
2015	10.914719	10.547475	-3.36%	12,867
2014	10.849832	10.914719	0.60%	12,907
2013	10.621245	10.849832	2.15%	3,483
2012	10.149962	10.621245	4.64%	627
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.460214	11.719014	2.26%	47,486
2019	10.339793	11.460214	10.84%	49,741
2018	11.424018	10.339793	-9.49%	51,830
2017	10.224326	11.424018	11.73%	54,270
2016	9.949019	10.224326	2.77%	56,328
2015	10.678433	9.949019	-6.83%	58,587
2014	10.726691	10.678433	-0.45%	60,987
2013*	10.000000	10.726691	7.27%	60,987
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.922313	12.460572	4.51%	0
2019	10.611102	11.922313	12.36%	0
2018	11.731441	10.611102	-9.55%	0
2017	10.229790	11.731441	14.68%	0
2016	9.892874	10.229790	3.41%	0
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.514913	14.563213	7.76%	0
2019	11.750657	13.514913	15.01%	20,362
2018	12.993191	11.750657	-9.56%	37,021
2017	11.710010	12.993191	10.96%	37,021
2016	11.268462	11.710010	3.92%	37,021
2015	11.699950	11.268462	-3.69%	37,021
2014	11.493197	11.699950	1.80%	37,021
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.199539	15.518038	9.29%	0
2019	11.933153	14.199539	18.99%	0
2018	13.547407	11.933153	-11.92%	0
2017	11.785471	13.547407	14.95%	0
2016	11.251269	11.785471	4.75%	0
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.516746	13.288468	6.17%	0
2019	11.248680	12.516746	11.27%	8,027
2018	12.134656	11.248680	-7.30%	8,172
2017	11.342709	12.134656	6.98%	8,285
2016	10.991362	11.342709	3.20%	8,423
2015	11.412153	10.991362	-3.69%	8,543
2014	11.263030	11.412153	1.32%	8,620
2013	10.400688	11.263030	8.29%	8,724
2012	9.709305	10.400688	7.12%	6,070
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.595294	13.920580	2.39%	783
2019	12.415143	13.595294	9.51%	646
2018	15.128807	12.415143	-17.94%	555
2017	12.662581	15.128807	19.48%	530
2016	12.862917	12.662581	-1.56%	705
2015	13.749865	12.862917	-6.45%	662
2014	15.377057	13.749865	-10.58%	599
2013	13.152570	15.377057	16.91%	475
2012	11.300509	13.152570	16.39%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.716998	17.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.517710	11.971870	3.94%	0
2019	10.884524	11.517710	5.82%	0
2018	11.259933	10.884524	-3.33%	0
2017	11.101568	11.259933	1.43%	0
2016	10.859378	11.101568	2.23%	0
2015	11.254091	10.859378	-3.51%	0
2014	11.043715	11.254091	1.90%	0
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.284759	13.040384	6.15%	13,684
2019	11.514457	12.284759	6.69%	1,101
2018	12.004132	11.514457	-4.08%	1,160
2017	11.882371	12.004132	1.02%	1,085
2016	11.810918	11.882371	0.60%	1,387
2015	12.195521	11.810918	-3.15%	1,354
2014	11.944410	12.195521	2.10%	1,358
2013	12.526221	11.944410	-4.64%	1,008
2012	12.012972	12.526221	4.27%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.378439	10.481512	0.99%	0
2019	10.002198	10.378439	3.76%	0
2018*	10.000000	10.002198	0.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.698659	32.669242	10.00%	379
2019	24.870182	29.698659	19.41%	379
2018	31.029930	24.870182	-19.85%	379
2017	22.568343	31.029930	37.49%	1,523
2016	21.567892	22.568343	4.64%	7,938
2015	26.448981	21.567892	-18.45%	7,938
2014	28.820755	26.448981	-8.23%	13,831
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.277254	20.927306	3.21%	0
2019	18.153211	20.277254	11.70%	0
2018	19.226771	18.153211	-5.58%	0
2017	18.498681	19.226771	3.94%	0
2016	16.644501	18.498681	11.14%	1,495
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.736699	11.088001	3.27%	6,609
2019	10.378188	10.736699	3.45%	0
2018	10.667386	10.378188	-2.71%	11,474
2017	10.733235	10.667386	-0.61%	0
2016	10.943430	10.733235	-1.92%	0
2015	11.253591	10.943430	-2.76%	17,349
2014	11.054816	11.253591	1.80%	0
2013	11.835799	11.054816	-6.60%	0
2012	11.798153	11.835799	0.32%	11,314
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.658476	7.473671	-2.41%	3,257
2019	7.729257	7.658476	-0.92%	2,824
2018	7.831914	7.729257	-1.31%	2,760
2017	8.010754	7.831914	-2.23%	2,652
2016	8.227585	8.010754	-2.64%	12,862
2015	8.451546	8.227585	-2.65%	13,177
2014	8.681607	8.451546	-2.65%	2,327
2013	8.917938	8.681607	-2.65%	2,058
2012	9.161369	8.917938	-2.66%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.938201	9.370030	4.83%	7,616
2019	7.721151	8.938201	15.76%	7,616
2018	9.310858	7.721151	-17.07%	7,916
2017	7.525858	9.310858	23.72%	11,485
2016	7.681479	7.525858	-2.03%	15,074
2015	8.153251	7.681479	-5.79%	15,418
2014	8.435949	8.153251	-3.35%	15,667
2013	7.370964	8.435949	14.45%	5,316
2012	6.571446	7.370964	12.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.805872	10.226376	4.29%	0
2019	8.310710	9.805872	17.99%	0
2018	9.942930	8.310710	-16.42%	0
2017	8.205847	9.942930	21.17%	0
2016	8.384738	8.205847	-2.13%	0
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.736401	29.363809	9.83%	0
2019	22.196416	26.736401	20.45%	0
2018	25.019713	22.196416	-11.28%	0
2017	21.699514	25.019713	15.30%	0
2016	20.360766	21.699514	6.58%	0
2015	21.125943	20.360766	-3.62%	0
2014	20.670538	21.125943	2.20%	0
2013	16.686340	20.670538	23.88%	27,298
2012	14.789566	16.686340	12.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.262450	17.320703	6.51%	4,238
2019	14.483182	16.262450	12.29%	11,419
2018	15.638071	14.483182	-7.39%	6,316
2017	14.453677	15.638071	8.19%	6,445
2016	13.965799	14.453677	3.49%	6,657
2015	14.370949	13.965799	-2.82%	6,762
2014	14.114934	14.370949	1.81%	6,891
2013	12.783089	14.114934	10.42%	6,983
2012	12.005081	12.783089	6.48%	4,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.811035	21.526961	8.66%	0
2019	16.966951	19.811035	16.76%	0
2018	18.637493	16.966951	-8.96%	0
2017	16.674079	18.637493	11.78%	0
2016	15.896388	16.674079	4.89%	0
2015	16.416468	15.896388	-3.17%	3,300
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.732880	13.227870	3.89%	31,548
2019	11.941109	12.732880	6.63%	7,811
2018	12.493284	11.941109	-4.42%	7,879
2017	12.142387	12.493284	2.89%	7,985
2016	11.961958	12.142387	1.51%	17,294
2015	12.255152	11.961958	-2.39%	17,878
2014	12.117340	12.255152	1.14%	7,959
2013	11.873485	12.117340	2.05%	63,763
2012	11.597274	11.873485	2.38%	5,289

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.457346	11.662376	1.79%	0
2019	10.415376	11.457346	10.00%	0
2018	11.338398	10.415376	-8.14%	0
2017	10.213111	11.338398	11.02%	0
2016	9.923895	10.213111	2.91%	0
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.997049	12.418190	3.51%	0
2019	10.693078	11.997049	12.19%	0
2018	11.693839	10.693078	-8.56%	0
2017	10.269207	11.693839	13.87%	0
2016	9.862422	10.269207	4.12%	0
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.748779	21.214304	7.42%	2,394
2019	17.228999	19.748779	14.63%	4,013
2018	18.766677	17.228999	-8.19%	4,072
2017	17.069445	18.766677	9.94%	5,177
2016	16.363896	17.069445	4.31%	70,924
2015	16.865817	16.363896	-2.98%	77,538
2014	16.471514	16.865817	2.39%	81,322
2013	14.507539	16.471514	13.54%	20,500
2012	13.449250	14.507539	7.87%	19,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.889539	26.123765	9.35%	0
2019	20.142910	23.889539	18.60%	0
2018	22.427375	20.142910	-10.19%	0
2017	19.743082	22.427375	13.60%	0
2016	18.693470	19.743082	5.61%	0
2015	19.343561	18.693470	-3.36%	0
2014	18.931687	19.343561	2.18%	0
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.122472	17.037638	5.68%	0
2019	14.593614	16.122472	10.48%	7,987
2018	15.574371	14.593614	-6.30%	6,326
2017	14.647821	15.574371	6.33%	6,449
2016	14.233672	14.647821	2.91%	6,531
2015	14.625623	14.233672	-2.68%	6,638
2014	14.343929	14.625623	1.96%	6,740
2013	13.334852	14.343929	7.57%	8,267
2012	12.679315	13.334852	5.17%	4,715

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.377624	10.822437	4.29%	0
2019*	10.000000	10.377624	3.78%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.675679	12.030758	12.69%	0
2019*	10.000000	10.675679	6.76%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.059661	9.940938	-1.18%	0
2019*	10.000000	10.059661	0.60%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.932705	13.409745	22.66%	0
2019*	10.000000	10.932705	9.33%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.848253	25.103061	26.47%	0
2019	15.657095	19.848253	26.77%	2,722
2018	16.643480	15.657095	-5.93%	3,079
2017	13.162247	16.643480	26.45%	3,079
2016	13.255726	13.162247	-0.71%	3,079
2015	13.203353	13.255726	0.40%	3,079
2014	12.313165	13.203353	7.23%	3,079
2013	9.409853	12.313165	30.85%	3,079
2012	8.323184	9.409853	13.06%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.202703	12.721802	4.25%	0
2019	10.536123	12.202703	15.82%	0
2018	11.372813	10.536123	-7.36%	0
2017	9.937163	11.372813	14.45%	0
2016	9.403149	9.937163	5.68%	0
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.041426	14.623636	4.15%	0
2019	11.824291	14.041426	18.75%	0
2018	12.469101	11.824291	-5.17%	0
2017	10.524060	12.469101	18.48%	0
2016	9.822978	10.524060	7.14%	0
2015	10.076142	9.822978	-2.51%	5,367
2014*	10.000000	10.076142	0.76%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.776995	38.974555	15.39%	412
2019	25.264322	33.776995	33.69%	3,152
2018	26.362254	25.264322	-4.16%	432
2017	21.309347	26.362254	23.71%	2,300
2016	21.183540	21.309347	0.59%	624
2015	20.759076	21.183540	2.04%	1,858
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	526
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.057591	25.720352	-1.29%	0
2019	21.128974	26.057591	23.33%	926
2018	23.978417	21.128974	-11.88%	862
2017	22.712701	23.978417	5.57%	896
2016	19.406608	22.712701	17.04%	2,128
2015	20.861624	19.406608	-6.97%	988
2014	18.972881	20.861624	9.95%	929
2013	14.801183	18.972881	28.18%	5,794
2012	13.285790	14.801183	11.41%	524
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.754674	17.55%	4,600
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.087728	43.042449	10.12%	0
2019	31.954778	39.087728	22.32%	0
2018	37.047506	31.954778	-13.75%	0
2017	32.866733	37.047506	12.72%	0
2016	28.064549	32.866733	17.11%	0
2015	29.578146	28.064549	-5.12%	0
2014	27.767526	29.578146	6.52%	0
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.452548	18.720171	-3.76%	3,975
2019	16.134535	19.452548	20.56%	3,975
2018	19.087469	16.134535	-15.47%	4,132
2017	17.222093	19.087469	10.83%	4,321
2016	15.042878	17.222093	14.49%	4,484
2015	15.911577	15.042878	-5.46%	4,664
2014	13.967378	15.911577	13.92%	10,131
2013	10.574608	13.967378	32.08%	2,750
2012	9.336940	10.574608	13.26%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	28.856157	39.473358	36.79%	0
2019	21.895530	28.856157	31.79%	0
2018	24.509004	21.895530	-10.66%	0
2017	20.196333	24.509004	21.35%	0
2016	19.197583	20.196333	5.20%	2,836
2015	19.616351	19.197583	-2.13%	2,836
2014	19.651593	19.616351	-0.18%	2,836
2013	14.022958	19.651593	40.14%	2,328
2012	12.737823	14.022958	10.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	32.485342	33.190322	2.17%	0
2019	28.114656	32.485342	15.55%	0
2018	34.852740	28.114656	-19.33%	0
2017	32.917360	34.852740	5.88%	0
2016	26.916302	32.917360	22.30%	1,909
2015	29.504842	26.916302	-8.77%	1,909
2014	28.387526	29.504842	3.94%	1,909
2013	20.824777	28.387526	36.32%	1,568
2012	17.782218	20.824777	17.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	33.809750	40.272285	19.11%	95
2019	27.705602	33.809750	22.03%	95
2018	32.655409	27.705602	-15.16%	95
2017	29.630647	32.655409	10.21%	95
2016	24.835870	29.630647	19.31%	125
2015	26.004882	24.835870	-4.50%	127
2014	26.565188	26.004882	-2.11%	129
2013	19.414854	26.565188	36.83%	30
2012	17.308959	19.414854	12.17%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.877864	19.736393	10.40%	0
2019	14.337549	17.877864	24.69%	0
2018	15.506681	14.337549	-7.54%	0
2017	12.766434	15.506681	21.46%	0
2016	11.548816	12.766434	10.54%	0
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.602191	20.524570	10.33%	0
2019	15.159880	18.602191	22.71%	3,033
2018	16.547152	15.159880	-8.38%	0
2017	14.359295	16.547152	15.24%	0
2016	13.394976	14.359295	7.20%	88
2015	13.817438	13.394976	-3.06%	94
2014	12.843706	13.817438	7.58%	1,217
2013	9.522109	12.843706	34.88%	13,655
2012	8.782218	9.522109	8.42%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.183884	13.939088	-8.20%	2,408
2019	11.956833	15.183884	26.99%	4,538
2018	12.803731	11.956833	-6.61%	2,502
2017	12.390032	12.803731	3.34%	2,617
2016	11.874002	12.390032	4.35%	2,716
2015	12.929116	11.874002	-8.16%	2,825
2014	10.326723	12.929116	25.20%	2,902
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.928846	21.716805	14.73%	0
2019	14.860934	18.928846	27.37%	0
2018	16.050032	14.860934	-7.41%	0
2017	13.599162	16.050032	18.02%	971
2016	12.539272	13.599162	8.45%	3,035
2015	12.760299	12.539272	-1.73%	0
2014	11.591731	12.760299	10.08%	0
2013*	10.000000	11.591731	15.92%	2,368
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.159243	9.169033	0.11%	0
2019	9.039099	9.159243	1.33%	3,077
2018	9.210968	9.039099	-1.87%	26,276
2017	9.313914	9.210968	-1.11%	0
2016	9.334158	9.313914	-0.22%	0
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.118862	18.723229	16.16%	0
2019	13.250294	16.118862	21.65%	0
2018	15.355010	13.250294	-13.71%	0
2017	13.812916	15.355010	11.16%	0
2016	11.737978	13.812916	17.68%	0
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.827527	30.980205	56.25%	0
2019	14.884167	19.827527	33.21%	3,808
2018	16.451335	14.884167	-9.53%	0
2017	13.250755	16.451335	24.15%	2,841
2016	12.833311	13.250755	3.25%	0
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	0
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.993250	11.286510	2.67%	0
2019	9.890524	10.993250	11.15%	0
2018	10.857012	9.890524	-8.90%	0
2017	10.115748	10.857012	7.33%	0
2016	9.819295	10.115748	3.02%	0
2015	10.591817	9.819295	-7.29%	0
2014	10.595123	10.591817	-0.03%	0
2013	10.127373	10.595123	4.62%	19,604
2012*	10.000000	10.127373	1.27%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.742901	11.986174	2.07%	0
2019	10.341630	11.742901	13.55%	0
2018	11.686800	10.341630	-11.51%	0
2017	10.230464	11.686800	14.24%	0
2016	9.993344	10.230464	2.37%	0
2015	11.327873	9.993344	-11.78%	0
2014	11.534303	11.327873	-1.79%	0
2013	10.245910	11.534303	12.57%	0
2012*	10.000000	10.245910	2.46%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.727171	12.047785	2.73%	0
2019	10.395325	11.727171	12.81%	0
2018	11.560278	10.395325	-10.08%	0
2017	10.450972	11.560278	10.61%	0
2016	10.141864	10.450972	3.05%	0
2015	11.162836	10.141864	-9.15%	0
2014	11.187216	11.162836	-0.22%	0
2013	10.263527	11.187216	9.00%	0
2012*	10.000000	10.263527	2.64%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.774674	11.318653	5.05%	0
2019	9.904771	10.774674	8.78%	0
2018	10.762147	9.904771	-7.97%	0
2017	9.749813	10.762147	10.38%	0
2016	8.869767	9.749813	9.92%	0
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	1,315
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.367171	10.756491	3.76%	0
2019	9.288393	10.367171	11.61%	0
2018	10.026452	9.288393	-7.36%	0
2017	9.381131	10.026452	6.88%	0
2016	8.511198	9.381131	10.22%	0
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.445922	11.253359	7.73%	0
2019	10.036023	10.445922	4.08%	0
2018	10.748581	10.036023	-6.63%	0
2017	9.970103	10.748581	7.81%	0
2016	9.951805	9.970103	0.18%	0
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.029859	10.046207	0.16%	3,871
2019	9.913885	10.029859	1.17%	3,450
2018	10.161160	9.913885	-2.43%	3,452
2017	10.307917	10.161160	-1.42%	3,282
2016	10.451343	10.307917	-1.37%	3,779
2015	10.713475	10.451343	-2.45%	3,556
2014	10.923373	10.713475	-1.92%	3,528
2013	11.246847	10.923373	-2.88%	2,577
2012	10.925588	11.246847	2.94%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.852273	9.796477	-0.57%	0
2019	9.854753	9.852273	-0.03%	0
2018	9.982040	9.854753	-1.28%	0
2017	10.021986	9.982040	-0.40%	0
2016*	10.000000	10.021986	0.22%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.366220	10.952440	5.66%	5,851
2019	9.837110	10.366220	5.38%	5,418
2018	10.170961	9.837110	-3.28%	17,819
2017	9.966945	10.170961	2.05%	5,339
2016	9.979683	9.966945	-0.13%	5,599
2015	10.217049	9.979683	-2.32%	5,424
2014	10.075284	10.217049	1.41%	5,444
2013	10.566487	10.075284	-4.65%	4,505
2012	9.913094	10.566487	6.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.167712	18.734217	9.12%	0
2019	14.090724	17.167712	21.84%	2,796
2018	17.897665	14.090724	-21.27%	0
2017	14.522988	17.897665	23.24%	0
2016	15.292447	14.522988	-5.03%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.380792	33.81%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.621539	12.999951	3.00%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.867611	48.912718	25.84%	2,655
2019	31.039108	38.867611	25.22%	7,375
2018	31.618080	31.039108	-1.83%	8,898
2017	25.510064	31.618080	23.94%	5,998
2016	29.347525	25.510064	-13.08%	8,478
2015	26.803846	29.347525	9.49%	7,137
2014	20.981677	26.803846	27.75%	11,293
2013	14.319251	20.981677	46.53%	8,302
2012	11.228903	14.319251	27.52%	2,523
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.244832	6.067149	15.68%	0
2019	4.829926	5.244832	8.59%	0
2018	6.932766	4.829926	-30.33%	0
2017	7.264129	6.932766	-4.56%	0
2016	5.202650	7.264129	39.62%	0
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.695590	10.250687	-4.16%	0
2019*	10.000000	10.695590	6.96%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.242822	46.455327	53.61%	244
2019	24.886907	30.242822	21.52%	304
2018	25.238075	24.886907	-1.39%	254
2017	20.596901	25.238075	22.53%	316
2016	19.634941	20.596901	4.90%	349
2015	20.768220	19.634941	-5.46%	357
2014	21.741997	20.768220	-4.48%	375
2013	14.866034	21.741997	46.25%	319
2012	14.157393	14.866034	5.01%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.921021	12.144205	1.87%	0
2019	10.647883	11.921021	11.96%	0
2018	11.831401	10.647883	-10.00%	0
2017	10.651755	11.831401	11.07%	0
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.598180	8.537799	-0.70%	0
2019	7.578083	8.598180	13.46%	0
2018*	10.000000	7.578083	-24.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.784425	31.821275	0.12%	368
2019	27.286180	31.784425	16.49%	298
2018	33.164317	27.286180	-17.72%	265
2017	30.247427	33.164317	9.64%	492
2016	24.947107	30.247427	21.25%	402
2015	27.229607	24.947107	-8.38%	234
2014	25.726932	27.229607	5.84%	229
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.157348	11.875095	6.43%	824
2019	10.545808	11.157348	5.80%	811
2018	11.171831	10.545808	-5.60%	846
2017	11.091400	11.171831	0.73%	817
2016	10.936072	11.091400	1.42%	781
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	26.617635	26.145935	-1.77%	2,563
2019	21.240129	26.617635	25.32%	2,159
2018	25.123626	21.240129	-15.46%	2,586
2017	23.198135	25.123626	8.30%	3,484
2016	19.456527	23.198135	19.23%	1,920
2015	20.348797	19.456527	-4.38%	1,083
2014	18.019510	20.348797	12.93%	923
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	25.580060	25.057268	-2.04%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	12.916232	13.286249	2.86%	1,154
2019	11.268417	12.916232	14.62%	1,199
2018	12.198055	11.268417	-7.62%	1,242
2017	10.935775	12.198055	11.54%	1,296
2016	10.492435	10.935775	4.23%	1,340
2015	10.917247	10.492435	-3.89%	0
2014	10.919911	10.917247	-0.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.950997	11.384919	3.96%	0
2019	9.813705	10.950997	11.59%	0
2018	10.403710	9.813705	-5.67%	0
2017	10.000207	10.403710	4.03%	0
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.892915	10.432060	5.45%	10,595
2019	9.329726	9.892915	6.04%	10,516
2018	9.674736	9.329726	-3.57%	11,334
2017	9.648414	9.674736	0.27%	10,811
2016	9.692328	9.648414	-0.45%	3,324
2015*	10.000000	9.692328	-3.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.735358	13.820267	0.62%	7,037
2019	11.092182	13.735358	23.83%	6,243
2018	12.334268	11.092182	-10.07%	6,122
2017	10.897864	12.334268	13.18%	6,596
2016	9.664562	10.897864	12.76%	4,907
2015*	10.000000	9.664562	-3.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.431974	18.097051	17.27%	0
2019	13.489505	15.431974	14.40%	573
2018	15.026389	13.489505	-10.23%	2,290
2017	13.601351	15.026389	10.48%	2,290
2016	13.486078	13.601351	0.85%	2,290
2015	14.022151	13.486078	-3.82%	2,290
2014	14.159939	14.022151	-0.97%	1,810
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.173793	12.754706	4.77%	4,299
2019	10.455075	12.173793	16.44%	3,688
2018	12.766176	10.455075	-18.10%	6,739
2017	11.421645	12.766176	11.77%	7,080
2016	10.204450	11.421645	11.93%	5,974
2015	10.774972	10.204450	-5.29%	3,447
2014*	10.000000	10.774972	7.75%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.650283	38.318602	7.48%	0
2019	30.026309	35.650283	18.73%	0
2018	33.960723	30.026309	-11.59%	0
2017	31.096970	33.960723	9.21%	0
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	28.512208	32.327765	14.42%	0
2019	22.238723	28.512208	28.21%	0
2018	24.063163	22.238723	-7.58%	0
2017	20.432548	24.063163	17.77%	0
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	25.541826	30.615637	19.86%	0
2019	19.362634	25.541826	31.91%	0
2018	21.458202	19.362634	-9.77%	0
2017	17.388929	21.458202	23.40%	0
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.662529	11.011965	3.28%	0
2019	9.418986	10.662529	13.20%	0
2018	10.100763	9.418986	-6.75%	0
2017*	10.000000	10.100763	1.01%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.625787	14.849931	-4.97%	5,001
2019	12.593285	15.625787	24.08%	3,749
2018	15.610016	12.593285	-19.33%	5,782
2017	14.376208	15.610016	8.58%	6,017
2016	11.287750	14.376208	27.36%	4,432
2015	12.421712	11.287750	-9.13%	2,594
2014	12.105982	12.421712	2.61%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.131367	10.039402	-0.91%	0
2019	9.739154	10.131367	4.03%	0
2018	10.035068	9.739154	-2.95%	0
2017	9.984909	10.035068	0.50%	0
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.239380	13.019296	27.15%	0
2019	8.158082	10.239380	25.51%	0
2018*	10.000000	8.158082	-18.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.026633	16.385390	9.04%	18,877
2019	13.362776	15.026633	12.45%	20,337
2018	14.369435	13.362776	-7.01%	21,511
2017	13.111783	14.369435	9.59%	22,511
2016	12.824590	13.111783	2.24%	17,581
2015	13.271241	12.824590	-3.37%	3,183
2014	13.108541	13.271241	1.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.416423	18.296522	11.45%	0
2019	14.095826	16.416423	16.46%	0
2018	15.450866	14.095826	-8.77%	0
2017	13.678504	15.450866	12.96%	0
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.109250	20.521357	13.32%	0
2019	15.018983	18.109250	20.58%	0
2018	16.816731	15.018983	-10.69%	0
2017	14.340762	16.816731	17.27%	0
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.039110	15.470631	18.65%	0
2019	10.813776	13.039110	20.58%	0
2018	11.650246	10.813776	-7.18%	0
2017	10.326658	11.650246	12.82%	0
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	32.789327	41.486419	26.52%	0
2019	25.710199	32.789327	27.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.004049	7.174754	-34.80%	2,481
2019	10.313546	11.004049	6.70%	0
2018	14.113736	10.313546	-26.93%	3,250
2017	14.941271	14.113736	-5.54%	3,424
2016	11.518918	14.941271	29.71%	4,897
2015	14.962068	11.518918	-23.01%	2,614
2014	17.655476	14.962068	-15.26%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.040243	23.825160	3.41%	621
2019	18.658289	23.040243	23.49%	572
2018	21.001985	18.658289	-11.16%	576
2017	19.188768	21.001985	9.45%	603
2016	16.778652	19.188768	14.36%	401
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.031828	14.667096	4.53%	0
2019	11.137656	14.031828	25.99%	0
2018	12.627107	11.137656	-11.80%	0
2017	11.144978	12.627107	13.30%	0
2016*	10.000000	11.144978	11.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	31.794426	44.341096	39.46%	3,100
2019	24.427380	31.794426	30.16%	3,873
2018	25.257414	24.427380	-3.29%	6,276
2017	19.282300	25.257414	30.99%	8,073
2016	19.737859	19.282300	-2.31%	6,848
2015	19.004730	19.737859	3.86%	4,207
2014	17.621578	19.004730	7.85%	669
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.884968	12.604353	6.05%	2,631
2019	11.181994	11.884968	6.29%	2,606
2018	11.603209	11.181994	-3.63%	2,800
2017	11.484189	11.603209	1.04%	2,674
2016	11.313537	11.484189	1.51%	1,643
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	36.856805	42.204138	14.51%	136
2019	30.800709	36.856805	19.66%	133
2018	37.206320	30.800709	-17.22%	1,693
2017	31.769728	37.206320	17.11%	2,011
2016	29.215641	31.769728	8.74%	2,205
2015	30.570788	29.215641	-4.43%	1,907
2014	29.677652	30.570788	3.01%	205
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	21.902429	24.540894	12.05%	731
2019	17.682093	21.902429	23.87%	767
2018	21.430980	17.682093	-17.49%	739
2017	16.968921	21.430980	26.30%	1,122
2016	18.436690	16.968921	-7.96%	781
2015	18.372052	18.436690	0.35%	334

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.692900	13.779275	8.56%	0
2019	10.900457	12.692900	16.44%	0
2018	12.420589	10.900457	-12.24%	0
2017	11.416322	12.420589	8.80%	0
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.951195	14.625800	-2.18%	899
2019	13.260285	14.951195	12.75%	779
2018	14.265528	13.260285	-7.05%	793
2017	13.387752	14.265528	6.56%	780
2016	12.084632	13.387752	10.78%	786
2015	13.383363	12.084632	-9.70%	1,205
2014	13.168160	13.383363	1.63%	1,167
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	32.197829	32.903241	2.19%	0
2019	26.230922	32.197829	22.75%	0
2018	30.996574	26.230922	-15.37%	0
2017	28.832064	30.996574	7.51%	0
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.937736	8.224382	-7.98%	743
2019	9.018406	8.937736	-0.89%	707
2018	9.107997	9.018406	-0.98%	705
2017	9.197329	9.107997	-0.97%	1,026
2016	9.196152	9.197329	0.01%	1,021
2015	9.891841	9.196152	-7.03%	1,099
2014*	10.000000	9.891841	-1.08%	262
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.608977	11.742062	1.15%	0
2019	10.675250	11.608977	8.75%	0
2018	11.488353	10.675250	-7.08%	0
2017	10.453696	11.488353	9.90%	1,241
2016	10.312188	10.453696	1.37%	1,202
2015	11.270417	10.312188	-8.50%	1,134
2014	11.160699	11.270417	0.98%	1,106
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.839157	10.201050	3.68%	0
2019	9.306730	9.839157	5.72%	0
2018*	10.000000	9.306730	-6.93%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.036496	9.427550	4.33%	0
2019	8.857530	9.036496	2.02%	0
2018	9.606329	8.857530	-7.79%	0
2017	9.536887	9.606329	0.73%	0
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	32.991929	40.813937	23.71%	0
2019	25.833790	32.991929	27.71%	0
2018	30.709535	25.833790	-15.88%	0
2017	23.186096	30.709535	32.45%	0
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.875374	28.580145	10.45%	1,993
2019	20.217671	25.875374	27.98%	2,026
2018	22.648271	20.217671	-10.73%	2,006
2017	19.985789	22.648271	13.32%	2,118
2016	18.482182	19.985789	8.14%	1,877
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.785169	15.647816	5.83%	0
2019	12.171454	14.785169	21.47%	0
2018	14.174949	12.171454	-14.13%	0
2017	12.724891	14.174949	11.40%	0
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	33.810979	39.297496	16.23%	400
2019	27.591955	33.810979	22.54%	395
2018	31.752769	27.591955	-13.10%	372
2017	28.690481	31.752769	10.67%	506
2016	25.094807	28.690481	14.33%	422
2015	27.507402	25.094807	-8.77%	298
2014	25.358854	27.507402	8.47%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.099192	11.875972	17.59%	1,307
2019	8.124447	10.099192	24.31%	1,456
2018	10.397169	8.124447	-21.86%	1,380
2017	8.463102	10.397169	22.85%	1,306
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.230506	16.849929	10.63%	787
2019	12.873609	15.230506	18.31%	2,984
2018	14.015839	12.873609	-8.15%	3,008
2017	12.196952	14.015839	14.91%	3,542
2016	12.884716	12.196952	-5.34%	3,515
2015	14.470666	12.884716	-10.96%	5,553
2014	15.723221	14.470666	-7.97%	3,215
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.414599	12.787782	3.01%	1,439
2019	11.492412	12.414599	8.02%	1,439
2018	12.087074	11.492412	-4.92%	1,439
2017	11.661776	12.087074	3.65%	2,399
2016	10.330624	11.661776	12.89%	2,399
2015	11.373597	10.330624	-9.17%	2,399
2014	11.488410	11.373597	-1.00%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.948702	28.877582	44.76%	3,047
2019	14.885926	19.948702	34.01%	3,800
2018	15.334137	14.885926	-2.92%	3,548
2017	12.437322	15.334137	23.29%	4,303
2016	12.063433	12.437322	3.10%	1,513
2015	13.179193	12.063433	-8.47%	1,233
2014	12.576162	13.179193	4.80%	1,290
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.830157	10.529074	7.11%	34,163
2019	9.259437	9.830157	6.16%	33,434
2018	9.656818	9.259437	-4.12%	35,366
2017	9.616868	9.656818	0.42%	33,582
2016	9.683067	9.616868	-0.68%	13,085
2015*	10.000000	9.683067	-3.17%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	42.104415	56.872655	35.08%	0
2019	31.668754	42.104415	32.95%	0
2018	32.052339	31.668754	-1.20%	0
2017	25.377233	32.052339	26.30%	0
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.065451	44.027116	46.44%	3,892
2019	21.369405	30.065451	40.69%	5,190
2018	21.801806	21.369405	-1.98%	7,688
2017	15.484318	21.801806	40.80%	8,690
2016	13.998188	15.484318	10.62%	9,543
2015	13.769177	13.998188	1.66%	3,511
2014	12.961465	13.769177	6.23%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	24.469413	27.580783	12.72%	0
2019	19.878281	24.469413	23.10%	0
2018	24.115398	19.878281	-17.57%	0
2017	18.975150	24.115398	27.09%	0
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2020	9.920486	10.378129	4.61%	0
2019*	10.000000	9.920486	-0.80%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.612732	9.219572	-4.09%	0
2019	8.375293	9.612732	14.77%	0
2018	10.587259	8.375293	-20.89%	4,427
2017	8.524629	10.587259	24.20%	5,494
2016	7.264344	8.524629	17.35%	6,146
2015	9.353698	7.264344	-22.34%	53,674
2014*	10.000000	9.353698	-6.46%	48,691
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.085216	10.525494	4.37%	24,999
2019	9.575739	10.085216	5.32%	23,639
2018	9.960481	9.575739	-3.86%	24,733
2017	9.870473	9.960481	0.91%	23,575
2016*	10.000000	9.870473	-1.30%	10,640
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.166656	28.523570	41.44%	0
2019	14.693364	20.166656	37.25%	0
2018	15.391353	14.693364	-4.53%	0
2017	12.539476	15.391353	22.74%	0
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.301761	29.383161	0.28%	524
2019	23.289455	29.301761	25.82%	481
2018	26.746993	23.289455	-12.93%	497
2017	23.459287	26.746993	14.01%	511
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.743677	12.055386	12.21%	0
2019*	10.000000	10.743677	7.44%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.143695	22.356213	16.78%	7,460
2019	15.682201	19.143695	22.07%	8,543
2018	17.884213	15.682201	-12.31%	11,097
2017	14.514435	17.884213	23.22%	11,258
2016	14.386342	14.514435	0.89%	10,522
2015	13.928054	14.386342	3.29%	4,620
2014	14.176074	13.928054	-1.75%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.182900	31.83%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.492174	34.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.048952	10.579826	-4.25%	0
2019	8.894399	11.048952	24.22%	3,603
2018	9.941162	8.894399	-10.53%	3,970
2017	9.091448	9.941162	9.35%	4,356
2016	8.139126	9.091448	11.70%	4,139
2015*	10.000000	8.139126	-18.61%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.992444	21.059758	10.88%	0
2019	15.765662	18.992444	20.47%	0
2018	17.486789	15.765662	-9.84%	0
2017	15.315145	17.486789	14.18%	0
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.366226	16.647340	46.46%	1,453
2019	8.807420	11.366226	29.05%	1,378
2018	10.881335	8.807420	-19.06%	1,017
2017	8.921328	10.881335	21.97%	1,287
2016	9.415062	8.921328	-5.24%	1,336
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.202427	17.629185	8.81%	3,738
2019	13.808003	16.202427	17.34%	14,815
2018	14.960335	13.808003	-7.70%	15,263
2017	13.297705	14.960335	12.50%	18,633
2016	12.556624	13.297705	5.90%	17,930
2015	12.799045	12.556624	-1.89%	14,103
2014	12.548315	12.799045	2.00%	13,360
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.130107	10.747446	6.09%	5,834
2019	9.567760	10.130107	5.88%	19,557
2018	9.956890	9.567760	-3.91%	20,439
2017	9.929263	9.956890	0.28%	23,978
2016	9.955862	9.929263	-0.27%	20,058
2015	10.271667	9.955862	-3.07%	17,482
2014	10.071563	10.271667	1.99%	16,332
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	19.993744	25.237779	26.23%	2,657
2019	15.269539	19.993744	30.94%	3,092
2018	17.355568	15.269539	-12.02%	5,055
2017	13.639271	17.355568	27.25%	6,429
2016	14.012016	13.639271	-2.66%	7,237
2015	13.537350	14.012016	3.51%	4,875
2014	13.683337	13.537350	-1.07%	1,145
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.509042	31.657658	47.18%	2,527
2019	16.993312	21.509042	26.57%	3,415
2018	17.610352	16.993312	-3.50%	3,268
2017	14.182804	17.610352	24.17%	4,774
2016	13.384511	14.182804	5.96%	1,318
2015	12.945167	13.384511	3.39%	964
2014	12.330279	12.945167	4.99%	980

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.391716	19.105736	9.86%	4,184
2019	14.245461	17.391716	22.09%	13,316
2018	14.993434	14.245461	-4.99%	15,626
2017	12.656625	14.993434	18.46%	20,304
2016	11.726651	12.656625	7.93%	22,207
2015	11.940937	11.726651	-1.79%	20,687
2014	11.150775	11.940937	7.09%	15,573
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.981942	13.123989	1.09%	1,327
2019	12.240435	12.981942	6.06%	1,327
2018	12.904167	12.240435	-5.14%	1,327
2017	12.490784	12.904167	3.31%	2,213
2016	11.832977	12.490784	5.56%	2,213
2015	12.542678	11.832977	-5.66%	2,213
2014	12.427970	12.542678	0.92%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	25.869326	27.658510	6.92%	0
2019	20.638388	25.869326	25.35%	0
2018	21.306503	20.638388	-3.14%	0
2017	18.237343	21.306503	16.83%	0
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	25.686020	25.789208	0.40%	1,919
2019	20.817443	25.686020	23.39%	1,697
2018	23.159490	20.817443	-10.11%	1,678
2017	20.254130	23.159490	14.34%	1,792
2016	17.730689	20.254130	14.23%	231
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.526901	11.714670	11.28%	1,365
2019	9.426827	10.526901	11.67%	1,467
2018	10.603217	9.426827	-11.09%	1,448
2017	9.214677	10.603217	15.07%	1,418
2016	9.210260	9.214677	0.05%	1,493
2015*	10.000000	9.210260	-7.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.111882	15.431591	9.35%	0
2019	11.718104	14.111882	20.43%	0
2018	13.516377	11.718104	-13.30%	0
2017	11.612493	13.516377	16.40%	0
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.664444	13.494543	6.55%	7,818
2019	11.220521	12.664444	12.87%	8,440
2018	12.319576	11.220521	-8.92%	9,041
2017	11.316129	12.319576	8.87%	9,510
2016	10.976680	11.316129	3.09%	7,544
2015	11.419706	10.976680	-3.88%	3,723
2014	11.270381	11.419706	1.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.638712	14.769422	8.29%	0
2019	11.675571	13.638712	16.81%	0
2018	13.088106	11.675571	-10.79%	0
2017	11.632303	13.088106	12.52%	0
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.091748	11.593865	4.53%	0
2019	10.316289	11.091748	7.52%	0
2018	10.904739	10.316289	-5.40%	0
2017	10.552724	10.904739	3.34%	0
2016	10.382498	10.552724	1.64%	0
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.304139	11.535669	2.05%	57,331
2019	10.219976	11.304139	10.61%	59,090
2018	11.315013	10.219976	-9.68%	61,560
2017	10.147543	11.315013	11.50%	63,441
2016	9.894577	10.147543	2.56%	58,582
2015	10.641867	9.894577	-7.02%	8,505
2014	10.711962	10.641867	-0.65%	2,347
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.759909	12.265593	4.30%	51,890
2019	10.488103	11.759909	12.13%	54,030
2018	11.619469	10.488103	-9.74%	56,834
2017	10.152949	11.619469	14.44%	58,532
2016	9.838725	10.152949	3.19%	54,624
2015	10.646625	9.838725	-7.59%	6,226
2014	10.849038	10.646625	-1.87%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.194517	14.188765	7.54%	0
2019	11.495698	13.194517	14.78%	19,809
2018	12.737594	11.495698	-9.75%	19,809
2017	11.503205	12.737594	10.73%	19,809
2016	11.092181	11.503205	3.71%	21,740
2015	11.540629	11.092181	-3.89%	39,897
2014	11.360036	11.540629	1.59%	26,958
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.862909	15.119042	9.06%	0
2019	11.674229	13.862909	18.75%	0
2018	13.280910	11.674229	-12.10%	0
2017	11.577342	13.280910	14.71%	0
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.219994	12.946776	5.95%	5,071
2019	11.004594	12.219994	11.04%	4,994
2018	11.895934	11.004594	-7.49%	4,967
2017	11.142382	11.895934	6.76%	5,983
2016	10.819399	11.142382	2.99%	5,925
2015	11.256742	10.819399	-3.89%	5,974
2014	11.132523	11.256742	1.12%	4,290
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.300221	13.590474	2.18%	8,685
2019	12.170692	13.300221	9.28%	7,527
2018	14.861664	12.170692	-18.11%	6,532
2017	12.464500	14.861664	19.23%	7,374
2016	12.687711	12.464500	-1.76%	3,614
2015	13.590517	12.687711	-6.64%	1,274
2014	15.230165	13.590517	-10.77%	1,152
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.712014	17.12%	5,272
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.244710	11.664097	3.73%	906
2019	10.648406	11.244710	5.60%	562
2018	11.038474	10.648406	-3.53%	0
2017	10.905574	11.038474	1.22%	0
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.993579	12.705147	5.93%	986
2019	11.264685	11.993579	6.47%	618
2018	11.768052	11.264685	-4.28%	0
2017	11.672606	11.768052	0.82%	0
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.342892	10.424151	0.79%	0
2019	9.988459	10.342892	3.55%	0
2018*	10.000000	9.988459	-0.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.395609	30.073901	9.78%	0
2019	22.988787	27.395609	19.17%	0
2018	28.742016	22.988787	-20.02%	0
2017	20.947168	28.742016	37.21%	0
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	18.121101	18.663601	2.99%	0
2019	16.256305	18.121101	11.47%	0
2018	17.253335	16.256305	-5.78%	0
2017	16.634052	17.253335	3.72%	0
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.285972	10.600706	3.06%	0
2019	9.962979	10.285972	3.24%	0
2018	10.261812	9.962979	-2.91%	0
2017	10.346349	10.261812	-0.82%	0
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.396653	7.203347	-2.61%	0
2019	7.480381	7.396653	-1.12%	0
2018	7.595420	7.480381	-1.51%	0
2017	7.784809	7.595420	-2.43%	0
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	374
2014	8.488909	8.246977	-2.85%	377

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.726227	9.129012	4.62%	0
2019	7.553564	8.726227	15.52%	0
2018	9.127644	7.553564	-17.25%	0
2017	7.392898	9.127644	23.47%	0
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.533968	9.922386	4.07%	0
2019	8.096904	9.533968	17.75%	0
2018	9.707206	8.096904	-16.59%	0
2017	8.027742	9.707206	20.92%	0
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.906482	26.201859	9.60%	0
2019	19.887884	23.906482	20.21%	0
2018	22.463984	19.887884	-11.47%	0
2017	19.522912	22.463984	15.06%	0
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.909637	16.910128	6.29%	6,492
2019	14.198136	15.909637	12.05%	7,012
2018	15.362038	14.198136	-7.58%	7,437
2017	14.227694	15.362038	7.97%	7,916
2016	13.775656	14.227694	3.28%	6,010
2015	14.204463	13.775656	-3.02%	2,964
2014	13.980133	14.204463	1.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.381137	21.016576	8.44%	0
2019	16.632941	19.381137	16.52%	0
2018	18.308447	16.632941	-9.15%	0
2017	16.413305	18.308447	11.55%	0
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.056452	12.499422	3.67%	4,710
2019	11.330032	12.056452	6.41%	0
2018	11.878491	11.330032	-4.62%	0
2017	11.568553	11.878491	2.68%	0
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.301259	11.479868	1.58%	55,899
2019	10.294635	11.301259	9.78%	57,130
2018	11.230173	10.294635	-8.33%	58,953
2017	10.136389	11.230173	10.79%	61,161
2016	9.869558	10.136389	2.70%	56,452
2015	10.499449	9.869558	-6.00%	8,546
2014	10.548432	10.499449	-0.46%	2,374
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.833628	12.223885	3.30%	51,759
2019	10.569128	11.833628	11.96%	53,321
2018	11.582229	10.569128	-8.75%	55,774
2017	10.192058	11.582229	13.64%	57,815
2016	9.808420	10.192058	3.91%	54,516
2015	10.511971	9.808420	-6.69%	6,239
2014	10.635981	10.511971	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.119135	19.423752	7.20%	4,959
2019	15.839815	18.119135	14.39%	0
2018	17.289240	15.839815	-8.38%	0
2017	15.757884	17.289240	9.72%	0
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.628138	23.602291	9.13%	0
2019	18.273704	21.628138	18.36%	0
2018	20.388315	18.273704	-10.37%	0
2017	17.984906	20.388315	13.36%	0
2016	17.063713	17.984906	5.40%	0
2015	17.693477	17.063713	-3.56%	0
2014	17.352389	17.693477	1.97%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.013953	15.833595	5.46%	4,171
2019	13.618192	15.013953	10.25%	3,280
2018	14.563485	13.618192	-6.49%	3,280
2017	13.725186	14.563485	6.11%	3,280
2016	13.364504	13.725186	2.70%	3,280
2015	13.760797	13.364504	-2.88%	3,280
2014	13.523549	13.760797	1.75%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.363366	10.785379	4.07%	0
2019*	10.000000	10.363366	3.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.661010	11.989564	12.46%	0
2019*	10.000000	10.661010	6.61%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.055245	9.916160	-1.38%	0
2019*	10.000000	10.055245	0.55%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II - Q/NQ
2020	10.927913	13.376352	22.41%	0
2019*	10.000000	10.927913	9.28%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.377626	24.457520	26.22%	1,298
2019	15.317306	19.377626	26.51%	1,214
2018	16.316006	15.317306	-6.12%	937
2017	12.929727	16.316006	26.19%	1,186
2016	13.048294	12.929727	-0.91%	1,377
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.066295	12.553751	4.04%	44,080
2019	10.439793	12.066295	15.58%	46,102
2018	11.292169	10.439793	-7.55%	48,741
2017	9.886937	11.292169	14.21%	51,538
2016	9.374829	9.886937	5.46%	48,487
2015	9.871717	9.374829	-5.03%	6,936
2014*	10.000000	9.871717	-1.28%	2,610
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.884497	14.430494	3.93%	0
2019	11.716209	13.884497	18.51%	0
2018	12.380711	11.716209	-5.37%	0
2017	10.470894	12.380711	18.24%	0
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.044260	38.050751	15.15%	2,098
2019	24.767113	33.044260	33.42%	2,098
2018	25.896946	24.767113	-4.36%	2,098
2017	20.976150	25.896946	23.46%	2,098
2016	20.895124	20.976150	0.39%	2,098
2015	20.518585	20.895124	1.84%	2,098
2014	19.454741	20.518585	5.47%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.492275	25.110639	-1.50%	475
2019	20.713122	25.492275	23.07%	3,218
2018	23.555184	20.713122	-12.07%	3,038
2017	22.357603	23.555184	5.36%	3,787
2016	19.142396	22.357603	16.80%	2,360
2015	20.619984	19.142396	-7.17%	1,104
2014	18.791711	20.619984	9.73%	311
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.747363	17.47%	9,307
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.525794	37.940862	9.89%	0
2019	28.283440	34.525794	22.07%	0
2018	32.859004	28.283440	-13.92%	0
2017	29.210711	32.859004	12.49%	0
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	18.991334	18.238757	-3.96%	953
2019	15.784419	18.991334	20.32%	880
2018	18.711970	15.784419	-15.65%	758
2017	16.917932	18.711970	10.60%	1,108
2016	14.807531	16.917932	14.25%	1,123
2015	15.694895	14.807531	-5.65%	620
2014	13.805540	15.694895	13.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.356368	34.614671	36.51%	260
2019	19.279544	25.356368	31.52%	270
2018	21.625494	19.279544	-10.85%	260
2017	17.856765	21.625494	21.11%	329
2016	17.008560	17.856765	4.99%	160
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.804441	28.349482	1.96%	204
2019	24.113074	27.804441	15.31%	200
2018	29.954070	24.113074	-19.50%	184
2017	28.348782	29.954070	5.66%	233
2016	23.228181	28.348782	22.04%	111
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.915257	35.560207	18.87%	201
2019	24.564693	29.915257	21.78%	203
2018	29.013357	24.564693	-15.33%	192
2017	26.379979	29.013357	9.98%	243
2016	22.156593	26.379979	19.06%	119
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.453940	19.228824	10.17%	2,019
2019	14.026378	17.453940	24.44%	1,965
2018	15.201549	14.026378	-7.73%	1,979
2017	12.540897	15.201549	21.22%	2,218
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.161134	19.996759	10.11%	0
2019	14.830897	18.161134	22.45%	0
2018	16.221591	14.830897	-8.57%	0
2017	14.105661	16.221591	15.00%	0
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.823792	13.580533	-8.39%	3,050
2019	11.697293	14.823792	26.73%	2,173
2018	12.551737	11.697293	-6.81%	1,974
2017	12.171111	12.551737	3.13%	3,064
2016	11.688118	12.171111	4.13%	3,075
2015	12.752922	11.688118	-8.35%	1,159
2014	10.206939	12.752922	24.94%	523

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.671059	21.377045	14.49%	2,023
2019	14.688718	18.671059	27.11%	2,078
2018	15.896899	14.688718	-7.60%	1,996
2017	13.497055	15.896899	17.78%	2,272
2016	12.470660	13.497055	8.23%	2,263
2015	12.716613	12.470660	-1.93%	897
2014	11.575821	12.716613	9.85%	909
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.942087	8.933256	-0.10%	18,733
2019	8.842972	8.942087	1.12%	16,859
2018	9.029762	8.842972	-2.07%	16,116
2017	9.149437	9.029762	-1.31%	15,698
2016	9.188161	9.149437	-0.42%	12,244
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.899324	18.430310	15.92%	0
2019	13.096730	15.899324	21.40%	0
2018	15.208508	13.096730	-13.89%	0
2017	13.709203	15.208508	10.94%	0
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.357385	30.183551	55.93%	252
2019	14.561145	19.357385	32.94%	257
2018	16.127641	14.561145	-9.71%	233
2017	13.016681	16.127641	23.90%	295
2016	12.632486	13.016681	3.04%	214
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.375805	10.630693	2.46%	0
2019	9.354234	10.375805	10.92%	0
2018	10.289578	9.354234	-9.09%	0
2017	9.606725	10.289578	7.11%	0
2016	9.344333	9.606725	2.81%	0
2015	10.100251	9.344333	-7.48%	0
2014	10.124210	10.100251	-0.24%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.747415	10.947538	1.86%	0
2019	9.484408	10.747415	13.32%	0
2018	10.740285	9.484408	-11.69%	0
2017	9.421185	10.740285	14.00%	0
2016	9.221708	9.421185	2.16%	0
2015	10.474732	9.221708	-11.96%	0
2014	10.687589	10.474732	-1.99%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.806194	11.078818	2.52%	29,590
2019	9.598656	10.806194	12.58%	29,590
2018	10.696447	9.598656	-10.26%	29,590
2017	9.689880	10.696447	10.39%	29,590
2016	9.422588	9.689880	2.84%	29,590
2015	10.392506	9.422588	-9.33%	29,590
2014	10.436649	10.392506	-0.42%	29,590
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.606125	11.118704	4.83%	0
2019	9.769903	10.606125	8.56%	0
2018	10.637590	9.769903	-8.16%	0
2017	9.656765	10.637590	10.16%	0
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.998742	11.388341	3.54%	0
2019	9.874536	10.998742	11.38%	0
2018	10.681237	9.874536	-7.55%	0
2017	10.014292	10.681237	6.66%	0
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.219244	10.986545	7.51%	0
2019	9.838455	10.219244	3.87%	0
2018	10.558790	9.838455	-6.82%	0
2017	9.814159	10.558790	7.59%	0
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.812209	9.808011	-0.04%	0
2019	9.718715	9.812209	0.96%	0
2018	9.981743	9.718715	-2.64%	0
2017	10.146695	9.981743	-1.63%	0
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	5,525
2014	10.818999	10.589308	-2.12%	5,568
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.778145	9.702796	-0.77%	14,497
2019	9.800739	9.778145	-0.23%	13,580
2018	9.947883	9.800739	-1.48%	25,327
2017	10.008195	9.947883	-0.60%	25,097
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.183138	10.736893	5.44%	1,734
2019	9.683262	10.183138	5.16%	1,710
2018	10.032609	9.683262	-3.48%	1,835
2017	9.851549	10.032609	1.84%	1,750
2016	9.884384	9.851549	-0.33%	832
2015	10.140324	9.884384	-2.52%	6,057
2014	10.020203	10.140324	1.20%	6,190
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.589057	18.065552	8.90%	3,785
2019	13.643813	16.589057	21.59%	3,684
2018	17.365952	13.643813	-21.43%	3,433
2017	14.120435	17.365952	22.98%	3,271
2016	14.899111	14.120435	-5.23%	1,260
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.362521	33.63%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.552466	12.902236	2.79%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.103034	47.852091	25.59%	3,339
2019	30.491163	38.103034	24.96%	4,961
2018	31.124255	30.491163	-2.03%	3,948
2017	25.163170	31.124255	23.69%	5,067
2016	29.007904	25.163170	-13.25%	5,680
2015	26.548200	29.007904	9.27%	4,123
2014	20.824299	26.548200	27.49%	2,152

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.162710	5.959878	15.44%	5,503
2019	4.764078	5.162710	8.37%	1,018
2018	6.852423	4.764078	-30.48%	0
2017	7.194689	6.852423	-4.76%	2,093
2016	5.163492	7.194689	39.34%	2,391
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.680893	10.215552	-4.36%	0
2019*	10.000000	10.680893	6.81%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	29.316487	44.940009	53.29%	0
2019	24.174295	29.316487	21.27%	0
2018	24.566197	24.174295	-1.60%	1,353
2017	20.089717	24.566197	22.28%	1,451
2016	19.190756	20.089717	4.68%	1,617
2015	20.340202	19.190756	-5.65%	1,462
2014	21.337778	20.340202	-4.68%	0

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)

2

American Funds Insurance Series(R) –Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

3

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

4

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

5

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

6

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

7

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)  (1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - Commodity Real Return(R) Strategy Portfolio: Advisor Class (PMVRSD)

8

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 19, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 18, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

12

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	33,211	$361,806	$347,724	$-	$347,724	$12	$347,712	$347,712	$-	$347,712
ALVDAA	4,517	54,252	62,738	-	62,738	6	62,732	62,732	-	62,732
ALVDAB	1,000,431	11,981,152	13,805,944	-	13,805,944	49	13,805,895	13,805,895	-	13,805,895
ALVGIB	128,834	3,718,516	3,662,755	-	3,662,755	77	3,662,678	3,662,678	-	3,662,678
ALVIVB	108,725	1,448,617	1,559,118	2	1,559,120	-	1,559,120	1,559,120	-	1,559,120
ALVSVA	28,411	488,549	494,070	5	494,075	-	494,075	494,075	-	494,075
ALVSVB	6,061,599	102,550,263	104,198,892	-	104,198,892	95	104,198,797	104,195,951	2,846	104,198,797
ALMCS	16,935	492,927	509,755	12	509,767	-	509,767	509,767	-	509,767
AAEIP3	3,795	32,574	24,779	-	24,779	9	24,770	24,770	-	24,770
ARLPE3	10,193	137,992	149,329	6	149,335	-	149,335	149,335	-	149,335
ACVB	2,954,788	21,825,908	25,795,296	313	25,795,609	-	25,795,609	25,726,888	68,721	25,795,609
ACVCA	2,227	31,198	42,907	-	42,907	75	42,832	-	42,832	42,832
ACVI	562	6,208	7,924	61	7,985	-	7,985	-	7,985	7,985
ACVIG	1,348,769	12,503,386	13,865,345	-	13,865,345	65	13,865,280	13,865,280	-	13,865,280
ACVIG2	340,283	3,137,322	3,498,109	12	3,498,121	-	3,498,121	3,498,121	-	3,498,121
ACVIP1	172,693	1,759,049	1,918,616	-	1,918,616	-	1,918,616	1,918,616	-	1,918,616
ACVIP2	18,560,958	190,319,362	205,841,021	-	205,841,021	191	205,840,830	205,662,850	177,980	205,840,830
ACVMV1	451,460	9,068,389	9,272,978	-	9,272,978	6	9,272,972	9,253,445	19,527	9,272,972
ACVMV2	7,604,778	143,270,759	156,430,278	-	156,430,278	150	156,430,128	156,368,879	61,249	156,430,128
ACVV2	273,553	2,985,850	3,061,056	38	3,061,094	-	3,061,094	3,061,094	-	3,061,094
AFGC	55,677	697,721	726,025	12	726,037	-	726,037	725,635	402	726,037
AFGF	128,647	9,155,292	15,464,705	436	15,465,141	-	15,465,141	15,461,329	3,812	15,465,141
AFHY	53,002	507,603	519,415	161	519,576	-	519,576	514,946	4,630	519,576
AMVBC4	64,599	831,869	908,260	11	908,271	-	908,271	908,271	-	908,271
AMVCB4	16,425	164,731	178,207	-	178,207	12	178,195	178,195	-	178,195
AMVGS4	20,114	469,740	637,023	-	637,023	5	637,018	637,018	-	637,018
AMVI4	14,789	272,021	343,836	-	343,836	1	343,835	343,835	-	343,835
AMVNW4	1,784	54,451	55,372	-	55,372	1	55,371	55,371	-	55,371
AVPAP2	52,522,755	634,807,083	706,431,053	-	706,431,053	34	706,431,019	706,431,019	-	706,431,019
BRVED3	20,615,100	225,560,385	240,165,913	-	240,165,913	71	240,165,842	240,120,474	45,368	240,165,842
BRVHY3	5,042,647	36,572,814	38,071,982	140,234	38,212,216	-	38,212,216	38,197,026	15,190	38,212,216
BRVTR3	33,586,302	400,275,745	411,096,340	566,347	411,662,687	-	411,662,687	411,656,607	6,080	411,662,687
MLVGA3	21,861,652	320,262,685	356,126,309	1,275	356,127,584	-	356,127,584	355,709,751	417,833	356,127,584
DCAP	605,946	23,766,035	28,588,539	47	28,588,586	-	28,588,586	28,557,319	31,267	28,588,586
DCAPS	1,979,699	73,016,714	92,253,972	-	92,253,972	45	92,253,927	92,240,083	13,844	92,253,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DGI	411,792	11,045,271	14,692,744	-	14,692,744	118	14,692,626	14,684,256	8,370	14,692,626
DSIF	3,693,020	135,073,153	237,350,371	156	237,350,527	-	237,350,527	237,006,672	343,855	237,350,527
DSIFS	2,058,640	92,711,165	132,514,670	-	132,514,670	49	132,514,621	132,479,598	35,023	132,514,621
DSRG	918,265	32,441,278	43,378,825	295	43,379,120	-	43,379,120	43,351,654	27,466	43,379,120
DVDLS	17,829	818,132	840,616	-	840,616	5	840,611	840,063	548	840,611
DVMCSS	1,774,208	32,249,853	35,200,286	229	35,200,515	-	35,200,515	35,171,532	28,983	35,200,515
DVSCS	3,584,520	57,692,541	68,320,943	-	68,320,943	34	68,320,909	68,254,126	66,783	68,320,909
CHSMM	6,896,815	6,896,821	6,896,815	10	6,896,825	-	6,896,825	6,896,825	-	6,896,825
CLVHY2	1,178,319	7,687,136	8,000,788	-	8,000,788	39	8,000,749	8,000,749	-	8,000,749
DWVSVS	1,774,739	60,928,101	60,305,623	151	60,305,774	-	60,305,774	60,281,289	24,485	60,305,774
DWVVLS	81,077	2,309,038	2,326,906	17	2,326,923	-	2,326,923	2,326,923	-	2,326,923
ETVFR	6,117,246	56,263,291	55,238,730	-	55,238,730	118	55,238,612	55,233,486	5,126	55,238,612
FQB	425,034	4,722,040	5,023,904	-	5,023,904	12	5,023,892	5,023,892	-	5,023,892
FQBS	1,310,810	14,499,688	15,454,447	-	15,454,447	24	15,454,423	15,454,423	-	15,454,423
FVU2S	49,213	512,890	545,771	-	545,771	-	545,771	545,771	-	545,771
FAMP	5,380,120	77,694,434	91,677,248	382	91,677,630	-	91,677,630	91,581,414	96,216	91,677,630
FB2	37,001,079	660,269,463	837,704,429	188	837,704,617	-	837,704,617	837,511,380	193,237	837,704,617
FC2	1,397,333	55,936,461	65,297,356	-	65,297,356	136	65,297,220	65,297,220	-	65,297,220
FEI2	13,034,627	273,940,034	302,142,644	-	302,142,644	133	302,142,511	302,112,920	29,591	302,142,511
FEIP	11,035,151	232,042,396	263,740,115	1,673	263,741,788	-	263,741,788	263,346,266	395,522	263,741,788
FEMS2	1,795,764	23,269,095	26,469,557	-	26,469,557	82	26,469,475	26,469,475	-	26,469,475
FF10S	399,489	5,063,689	5,696,719	-	5,696,719	11	5,696,708	5,696,708	-	5,696,708
FF10S2	20,882,980	258,766,573	295,911,827	289	295,912,116	-	295,912,116	295,834,904	77,212	295,912,116
FF20S	542,401	7,345,991	8,119,743	-	8,119,743	12	8,119,731	8,119,731	-	8,119,731
FF20S2	28,307,238	333,883,727	422,343,986	-	422,343,986	90	422,343,896	421,937,337	406,559	422,343,896
FF30S	931,247	12,743,049	15,635,644	14	15,635,658	-	15,635,658	15,635,658	-	15,635,658
FF30S2	4,884,875	67,092,118	81,723,966	-	81,723,966	31	81,723,935	81,714,212	9,723	81,723,935
FG2	5,991,582	402,636,241	602,633,315	-	602,633,315	16,756	602,616,559	602,332,549	284,010	602,616,559
FGI2	29,566,863	583,860,386	642,192,271	12	642,192,283	-	642,192,283	642,192,283	-	642,192,283
FGP	5,252,906	268,159,729	541,049,298	3,944	541,053,242	-	541,053,242	540,162,585	890,657	541,053,242
FHIP	6,401,649	34,548,768	33,992,755	-	33,992,755	175	33,992,580	33,944,173	48,407	33,992,580
FIGBP2	70,582,290	895,398,514	968,389,017	-	968,389,017	192	968,388,825	968,324,680	64,145	968,388,825
FIGBS	1,144,545	14,784,593	15,932,073	-	15,932,073	92	15,931,981	15,901,461	30,520	15,931,981
FMC2	6,483,129	196,431,648	241,755,867	-	241,755,867	295	241,755,572	241,712,950	42,622	241,755,572
FMCS	430,879	14,065,348	16,494,047	7	16,494,054	-	16,494,054	16,479,421	14,633	16,494,054

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	4,041,173	58,079,475	41,906,965	-	41,906,965	149	41,906,816	41,896,057	10,759	41,906,816
FO2	3,849,641	76,909,427	101,053,065	-	101,053,065	48	101,053,017	100,929,052	123,965	101,053,017
FOP	2,042,860	39,457,574	54,176,655	4,007	54,180,662	-	54,180,662	54,134,921	45,741	54,180,662
FRESS2	479,238	8,838,043	8,199,771	-	8,199,771	44	8,199,727	8,199,727	-	8,199,727
FVSS	268,206	3,443,850	3,623,462	-	3,623,462	37	3,623,425	3,623,425	-	3,623,425
FVSS2	369,117	4,768,632	5,049,517	-	5,049,517	133	5,049,384	5,027,608	21,776	5,049,384
FTVDM2	795,294	6,992,592	9,257,228	-	9,257,228	62	9,257,166	9,257,166	-	9,257,166
FTVFA2	15,724,448	97,150,546	85,383,751	-	85,383,751	104	85,383,647	85,283,835	99,812	85,383,647
FTVGI2	5,920,195	100,094,554	81,817,089	-	81,817,089	700	81,816,389	81,577,433	238,956	81,816,389
FTVIS2	13,648,504	205,675,121	205,273,504	7	205,273,511	-	205,273,511	205,226,747	46,764	205,273,511
FTVMD2	53,342	908,601	902,008	-	902,008	7	902,001	902,001	-	902,001
FTVRD2	1,103,752	27,703,097	32,163,346	-	32,163,346	34	32,163,312	32,143,688	19,624	32,163,312
FTVSI2	163,484	1,716,923	1,693,694	-	1,693,694	5	1,693,689	1,693,689	-	1,693,689
FTVSV2	5,318,928	77,788,615	77,124,455	-	77,124,455	132	77,124,323	77,109,801	14,522	77,124,323
TIF2	1,990,192	29,020,718	26,429,753	-	26,429,753	19	26,429,734	26,415,652	14,082	26,429,734
GVGMNS	786,566	9,329,418	9,902,865	-	9,902,865	71	9,902,794	9,889,514	13,280	9,902,794
GVMSAS	207,395	1,881,817	1,959,882	13	1,959,895	-	1,959,895	1,959,895	-	1,959,895
GVSSCS	38,267	452,343	512,394	47	512,441	-	512,441	512,441	-	512,441
RSRF	478	7,401	6,890	-	6,890	1	6,889	6,889	-	6,889
RVARS	536,978	13,108,663	13,752,012	-	13,752,012	64	13,751,948	13,727,695	24,253	13,751,948
ACEG2	73,845	4,868,185	6,225,890	39	6,225,929	-	6,225,929	6,224,889	1,040	6,225,929
IVBRA1	25,126	272,023	263,316	-	263,316	-	263,316	263,316	-	263,316
IVMCC2	1,492,753	17,329,678	15,285,792	-	15,285,792	33	15,285,759	15,253,477	32,282	15,285,759
OVAG	138,036	10,754,697	14,760,175	-	14,760,175	42	14,760,133	14,759,687	446	14,760,133
OVAG2	175,378	11,952,764	17,195,837	-	17,195,837	37	17,195,800	17,195,800	-	17,195,800
OVB	2,073,873	16,377,883	17,482,748	217	17,482,965	-	17,482,965	17,447,533	35,432	17,482,965
OVGI	395,561	11,117,314	11,831,235	-	11,831,235	70	11,831,165	11,831,165	-	11,831,165
OVGIS	6,160,963	169,943,241	181,748,394	1,035	181,749,429	-	181,749,429	181,677,490	71,939	181,749,429
OVGS	2,892,641	116,017,586	150,764,444	227	150,764,671	-	150,764,671	150,555,876	208,795	150,764,671
OVGSS	2,671,567	107,601,246	137,211,700	316	137,212,016	-	137,212,016	136,993,181	218,835	137,212,016
OVIG	597,947	1,417,045	1,740,025	1	1,740,026	-	1,740,026	1,740,026	-	1,740,026
OVIGS	22,470,360	55,525,768	68,309,894	-	68,309,894	85	68,309,809	68,309,809	-	68,309,809
OVMS	1,399,294	19,444,395	25,089,336	45	25,089,381	-	25,089,381	25,020,942	68,439	25,089,381
OVSB	321,529	1,572,428	1,556,199	12	1,556,211	-	1,556,211	1,556,211	-	1,556,211
OVSBS	938,452	4,799,271	4,692,260	4	4,692,264	-	4,692,264	4,692,036	228	4,692,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVSC	198,885	4,684,958	5,453,427	33	5,453,460	-	5,453,460	5,442,363	11,097	5,453,460
OVSCS	4,238,568	93,334,069	114,059,875	-	114,059,875	39,465	114,020,410	113,886,441	133,969	114,020,410
WRASP	13,995,351	136,940,802	146,145,054	-	146,145,054	264	146,144,790	145,790,113	354,677	146,144,790
WRENG	21,228	48,387	52,665	-	52,665	7	52,658	52,658	-	52,658
WRHIP	18,859,857	66,495,602	64,032,986	-	64,032,986	87	64,032,899	63,866,020	166,879	64,032,899
WRMCG	11,265,985	141,683,432	196,974,481	-	196,974,481	170	196,974,311	196,974,311	-	196,974,311
WRPAP	2,365	11,467	11,626	-	11,626	8	11,618	11,618	-	11,618
WRPCP	521,133	2,525,396	2,769,719	-	2,769,719	36	2,769,683	2,769,683	-	2,769,683
WRPMAP	7,005,734	34,602,324	36,310,718	12	36,310,730	-	36,310,730	36,310,730	-	36,310,730
WRPMAV	867,787	4,414,803	4,735,687	-	4,735,687	6	4,735,681	4,735,681	-	4,735,681
WRPMCP	1,015,616	5,269,496	5,345,795	-	5,345,795	37	5,345,758	5,345,758	-	5,345,758
WRPMCV	233,600	1,218,639	1,317,338	-	1,317,338	9	1,317,329	1,317,329	-	1,317,329
WRPMMV	826,269	4,353,063	4,763,521	-	4,763,521	8	4,763,513	4,763,513	-	4,763,513
WRPMP	3,878,391	19,342,091	19,958,978	-	19,958,978	56,980	19,901,998	19,901,998	-	19,901,998
JPICB2	1,504,747	17,297,662	17,635,636	20	17,635,656	-	17,635,656	17,635,656	-	17,635,656
JPMMV1	852,625	8,890,322	9,285,090	36	9,285,126	-	9,285,126	9,285,126	-	9,285,126
JABS	219,443	7,528,776	10,116,320	8	10,116,328	-	10,116,328	10,116,328	-	10,116,328
JACAS	2,981,252	104,437,095	157,887,122	-	157,887,122	174	157,886,948	157,842,388	44,560	157,886,948
JAFBS	6,449,902	84,323,491	90,169,627	-	90,169,627	54	90,169,573	90,145,783	23,790	90,169,573
JAGTS	12,471,893	170,672,394	255,673,809	-	255,673,809	62	255,673,747	255,649,680	24,067	255,673,747
JAIGS	986,473	27,875,993	36,085,170	-	36,085,170	164	36,085,006	36,077,653	7,353	36,085,006
JAMGS	26,287	1,894,071	2,299,096	-	2,299,096	32	2,299,064	2,299,064	-	2,299,064
LZREMS	2,079,703	42,445,361	43,944,127	35	43,944,162	-	43,944,162	43,856,657	87,505	43,944,162
LOVSDC	55,687	799,276	797,445	-	797,445	11	797,434	797,434	-	797,434
LOVTRC	3,618,528	61,078,117	62,781,453	-	62,781,453	55	62,781,398	62,781,398	-	62,781,398
MNCPS2	14,682	205,987	264,196	-	264,196	8	264,188	264,188	-	264,188
M2IGSS	274,910	4,972,979	6,782,041	-	6,782,041	44	6,781,997	6,781,997	-	6,781,997
MNDSC	3,855,666	70,684,688	91,032,270	-	91,032,270	2	91,032,268	91,032,268	-	91,032,268
MV2RIS	112,282	1,890,475	2,009,842	-	2,009,842	33	2,009,809	2,009,809	-	2,009,809
MV3MVS	485,467	3,930,667	4,126,468	-	4,126,468	6	4,126,462	4,126,462	-	4,126,462
MVFSC	19,066,688	330,254,343	380,571,095	-	380,571,095	136	380,570,959	380,449,667	121,292	380,570,959
MVIGSC	861,567	12,164,877	13,698,914	-	13,698,914	13	13,698,901	13,698,901	-	13,698,901
MVIVSC	9,201,606	219,968,771	317,179,342	-	317,179,342	308	317,179,034	316,939,311	239,723	317,179,034
MVRBSS	21,508	296,570	298,105	-	298,105	8	298,097	298,097	-	298,097
MVUSC	6,643	196,575	230,453	3	230,456	-	230,456	230,456	-	230,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MGRFV	517	5,987	6,312	-	6,312	5	6,307	6,307	-	6,307
MSEM	155,819	1,230,820	1,206,039	-	1,206,039	74	1,205,965	1,205,965	-	1,205,965
MSEMB	68,262	529,192	523,568	26	523,594	-	523,594	523,594	-	523,594
MSGI2	1,526,761	11,564,072	11,756,062	24	11,756,086	-	11,756,086	11,680,553	75,533	11,756,086
MSVF2	840,808	9,257,072	9,820,642	18	9,820,660	-	9,820,660	9,812,067	8,593	9,820,660
MSVFI	201,321	2,311,172	2,359,483	-	2,359,483	78	2,359,405	2,329,063	30,342	2,359,405
MSVRE	839	15,153	14,375	1	14,376	-	14,376	-	14,376	14,376
MSVREB	59	978	997	-	997	18	979	-	979	979
VKVGR2	32,138	316,591	275,100	-	275,100	6	275,094	275,094	-	275,094
DTRTFB	1,047,226	10,761,682	10,660,756	-	10,660,756	29	10,660,727	10,660,727	-	10,660,727
EIF	256,472	4,775,115	4,972,986	4	4,972,990	-	4,972,990	4,972,990	-	4,972,990
EIF2	19,049,511	318,727,810	365,941,098	-	365,941,098	329	365,940,769	365,770,918	169,851	365,940,769
GBF	16,484,124	182,533,874	186,105,762	230	186,105,992	-	186,105,992	185,949,751	156,241	186,105,992
GBF2	22,245	253,550	250,475	-	250,475	1	250,474	250,474	-	250,474
GEM	564,948	6,808,046	8,451,621	72	8,451,693	-	8,451,693	8,442,330	9,363	8,451,693
GEM2	3,732,309	43,744,998	55,088,882	-	55,088,882	128	55,088,754	54,869,952	218,802	55,088,754
GIG	1,198,744	12,745,533	13,917,415	4	13,917,419	-	13,917,419	13,883,721	33,698	13,917,419
GVAAA2	264,140,443	5,598,844,429	7,049,908,434	38,543	7,049,946,977	-	7,049,946,977	7,049,209,443	737,534	7,049,946,977
GVABD2	291,820,290	3,392,199,918	3,685,690,258	30,213	3,685,720,471	-	3,685,720,471	3,685,516,787	203,684	3,685,720,471
GVAGG2	10,803,235	327,191,642	434,830,204	-	434,830,204	198	434,830,006	434,739,348	90,658	434,830,006
GVAGI2	69,461,272	3,605,846,413	3,919,699,570	48,128	3,919,747,698	-	3,919,747,698	3,919,388,576	359,122	3,919,747,698
GVAGR2	8,003,378	682,848,039	966,968,118	-	966,968,118	172	966,967,946	966,546,811	421,135	966,967,946
GVDMA	51,767,479	606,551,906	680,742,345	31	680,742,376	-	680,742,376	680,589,652	152,724	680,742,376
GVDMC	61,741,868	674,529,058	694,596,011	120	694,596,131	-	694,596,131	694,408,915	187,216	694,596,131
GVEX1	34,845	629,240	779,135	-	779,135	4	779,131	779,131	-	779,131
GVEX2	51,779,694	867,196,522	1,150,027,010	-	1,150,027,010	256	1,150,026,754	1,149,853,307	173,447	1,150,026,754
GVIDA	13,998,067	170,246,294	182,674,780	444	182,675,224	-	182,675,224	182,634,042	41,182	182,675,224
GVIDC	63,851,698	639,077,428	672,996,901	-	672,996,901	352	672,996,549	672,943,697	52,852	672,996,549
GVIDM	168,974,398	1,902,551,587	2,039,520,989	-	2,039,520,989	1,793	2,039,519,196	2,038,626,438	892,758	2,039,519,196
GVIX2	354,506	3,229,495	3,686,858	-	3,686,858	4	3,686,854	3,686,854	-	3,686,854
GVIX8	11,076,654	104,216,041	114,532,605	-	114,532,605	178	114,532,427	114,470,863	61,564	114,532,427
HIBF	8,515,035	55,016,508	55,773,480	-	55,773,480	78	55,773,402	55,741,170	32,232	55,773,402
IDPG2	94,589,294	1,022,765,885	1,133,179,746	172	1,133,179,918	-	1,133,179,918	1,133,179,918	-	1,133,179,918
IDPGI2	41,630,126	445,440,646	474,999,735	-	474,999,735	76	474,999,659	474,999,659	-	474,999,659
MCIF	13,204,123	298,398,176	302,770,534	-	302,770,534	302	302,770,232	302,651,452	118,780	302,770,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF2	35,785	735,925	810,170	-	810,170	-	810,170	810,170	-	810,170
MSBF	23,689,859	215,500,367	217,946,700	-	217,946,700	178	217,946,522	217,929,488	17,034	217,946,522
NAMAA2	209,881,655	2,233,842,667	2,526,975,130	328	2,526,975,458	-	2,526,975,458	2,526,975,458	-	2,526,975,458
NAMGI2	49,595,354	534,918,026	587,208,993	-	587,208,993	11	587,208,982	587,199,971	9,011	587,208,982
NCPG2	116,215,093	1,229,126,660	1,310,906,248	-	1,310,906,248	298	1,310,905,950	1,310,905,950	-	1,310,905,950
NCPGI2	52,797,012	555,627,838	580,239,166	-	580,239,166	55	580,239,111	580,239,111	-	580,239,111
NJMMA2	1,030,771	10,089,435	10,307,711	9	10,307,720	-	10,307,720	10,307,720	-	10,307,720
NJNDE2	846,266	10,096,978	11,526,140	-	11,526,140	32	11,526,108	11,526,108	-	11,526,108
NVAMV1	2,160,899	33,885,351	32,305,442	44	32,305,486	-	32,305,486	32,282,086	23,400	32,305,486
NVAMV2	5,004,340	68,910,495	74,314,453	-	74,314,453	125	74,314,328	74,166,607	147,721	74,314,328
NVAMVX	263,267	3,435,472	3,927,947	-	3,927,947	18	3,927,929	3,927,929	-	3,927,929
NVAMVZ	10,967,597	138,029,953	161,881,730	-	161,881,730	157	161,881,573	161,881,573	-	161,881,573
NVBX	242,815	2,673,727	2,714,671	-	2,714,671	7	2,714,664	2,714,664	-	2,714,664
NVCBD1	335,368	3,775,758	3,839,968	12	3,839,980	-	3,839,980	3,839,980	-	3,839,980
NVCBD2	9,366,592	102,435,444	106,872,813	-	106,872,813	119	106,872,694	106,635,122	237,572	106,872,694
NVCCA2	225,839,331	2,338,022,115	2,393,896,909	-	2,393,896,909	136	2,393,896,773	2,393,718,334	178,439	2,393,896,773
NVCCN2	66,097,836	681,227,237	720,466,409	-	720,466,409	106	720,466,303	720,439,570	26,733	720,466,303
NVCMA2	33,053,381	321,183,514	314,337,657	-	314,337,657	107	314,337,550	314,337,550	-	314,337,550
NVCMC2	63,295,028	681,602,885	700,675,957	95	700,676,052	-	700,676,052	700,538,949	137,103	700,676,052
NVCMD2	213,850,340	2,265,486,240	2,318,137,687	-	2,318,137,687	151	2,318,137,536	2,317,991,926	145,610	2,318,137,536
NVCRA2	7,769,799	75,514,965	84,146,920	-	84,146,920	99	84,146,821	84,142,232	4,589	84,146,821
NVCRB2	180,716,237	1,968,771,307	2,020,407,532	-	2,020,407,532	242	2,020,407,290	2,020,186,357	220,933	2,020,407,290
NVDBL2	95,950,931	1,421,921,461	1,554,405,077	-	1,554,405,077	183	1,554,404,894	1,554,393,423	11,471	1,554,404,894
NVDCA2	76,846,892	1,233,714,819	1,407,835,067	-	1,407,835,067	145	1,407,834,922	1,407,641,163	193,759	1,407,834,922
NVFIII	1,235,310	13,906,205	13,959,004	-	13,959,004	35	13,958,969	13,958,969	-	13,958,969
NVGEII	766,637	8,745,674	10,357,260	8	10,357,268	-	10,357,268	10,357,268	-	10,357,268
NVIE6	3,743,468	38,281,884	43,049,880	-	43,049,880	81	43,049,799	43,019,167	30,632	43,049,799
NVLCP2	6,851,052	79,020,894	83,788,370	-	83,788,370	116	83,788,254	83,780,048	8,206	83,788,254
NVMGA2	28,174,553	285,483,802	339,221,612	-	339,221,612	83	339,221,529	339,221,529	-	339,221,529
NVMIG1	2,618,222	28,809,414	31,654,306	-	31,654,306	131	31,654,175	31,616,626	37,549	31,654,175
NVMIG6	10,812,679	114,132,633	129,860,280	-	129,860,280	42,460	129,817,820	129,813,503	4,317	129,817,820
NVMIVX	188,795	1,730,664	2,031,439	-	2,031,439	2	2,031,437	2,022,842	8,595	2,031,437
NVMIVZ	5,526,626	50,794,896	59,466,497	-	59,466,497	126	59,466,371	59,459,292	7,079	59,466,371
NVMLG1	1,147,535	11,888,665	10,258,964	30	10,258,994	-	10,258,994	10,220,466	38,528	10,258,994
NVMLG2	14,990,989	154,750,194	130,571,512	191	130,571,703	-	130,571,703	130,518,305	53,398	130,571,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMM2	124,758	124,758	124,758	1	124,759	-	124,759	124,759	-	124,759
NVMMG1	18,641,195	202,813,257	258,180,547	29	258,180,576	-	258,180,576	257,743,310	437,266	258,180,576
NVMMG2	12,641,911	121,271,439	160,805,113	553	160,805,666	-	160,805,666	160,767,539	38,127	160,805,666
NVMMV1	70,437	669,936	544,476	-	544,476	-	544,476	544,476	-	544,476
NVMMV2	27,203,403	255,376,991	211,914,506	321	211,914,827	-	211,914,827	211,836,954	77,873	211,914,827
NVNMO1	6,343,604	62,967,468	77,645,710	-	77,645,710	256	77,645,454	77,486,527	158,927	77,645,454
NVNMO2	3,701,422	40,743,679	44,528,103	-	44,528,103	85	44,528,018	44,522,365	5,653	44,528,018
NVNSR1	142,311	1,919,642	2,003,742	8	2,003,750	-	2,003,750	2,003,750	-	2,003,750
NVNSR2	7,269,583	93,627,388	102,283,027	796	102,283,823	-	102,283,823	102,250,745	33,078	102,283,823
NVOLG1	22,587,724	403,143,407	425,552,713	1,197	425,553,910	-	425,553,910	424,894,407	659,503	425,553,910
NVOLG2	15,992,935	271,205,710	297,788,445	-	297,788,445	289	297,788,156	297,599,928	188,228	297,788,156
NVRE1	5,150,315	36,017,432	37,391,288	-	37,391,288	283	37,391,005	37,235,512	155,493	37,391,005
NVRE2	10,562,033	70,244,783	75,729,779	-	75,729,779	11,573	75,718,206	75,696,655	21,551	75,718,206
NVSIX2	15,873,141	150,219,454	144,763,046	-	144,763,046	160	144,762,886	144,650,552	112,334	144,762,886
NVSTB2	15,414,068	158,722,054	160,152,171	-	160,152,171	150	160,152,021	160,138,621	13,400	160,152,021
NVTIV3	17,902,356	195,517,629	192,629,349	395	192,629,744	-	192,629,744	192,611,982	17,762	192,629,744
SAM	674,982,266	674,982,266	674,982,266	-	674,982,266	49,659	674,932,607	673,618,552	1,314,055	674,932,607
SCF	3,264,139	63,301,671	65,250,134	39	65,250,173	-	65,250,173	65,038,038	212,135	65,250,173
SCF2	2,483,769	42,710,392	45,378,459	-	45,378,459	41,595	45,336,864	45,295,758	41,106	45,336,864
SCGF	441,043	7,455,551	8,666,495	13	8,666,508	-	8,666,508	8,666,508	-	8,666,508
SCGF2	2,911,089	41,478,607	50,245,399	-	50,245,399	123	50,245,276	50,240,174	5,102	50,245,276
SCVF	2,501,029	27,640,763	21,934,024	404	21,934,428	-	21,934,428	21,823,005	111,423	21,934,428
SCVF2	4,530,566	44,464,885	37,875,530	-	37,875,530	61,145	37,814,385	37,813,407	978	37,814,385
TRF	5,560,013	65,602,961	130,827,095	849	130,827,944	-	130,827,944	130,225,742	602,202	130,827,944
TRF2	4,673,815	73,264,551	109,460,757	1,041	109,461,798	-	109,461,798	109,423,208	38,590	109,461,798
AMCG	451	13,590	17,953	313	18,266	-	18,266	-	18,266	18,266
AMINS	7,769	104,159	114,208	5	114,213	-	114,213	114,213	-	114,213
AMMCGS	104,368	2,798,537	3,763,505	-	3,763,505	97	3,763,408	3,763,408	-	3,763,408
AMSRS	529,672	11,837,931	16,255,627	133	16,255,760	-	16,255,760	16,216,468	39,292	16,255,760
AMTB	5,468,598	57,859,390	58,404,630	-	58,404,630	31	58,404,599	58,389,512	15,087	58,404,599
NOTB4	697,231	7,899,966	8,101,826	-	8,101,826	48	8,101,778	8,101,778	-	8,101,778
NOTG4	388,444	4,476,050	4,591,411	7	4,591,418	-	4,591,418	4,591,418	-	4,591,418
NOTMG4	547,252	6,421,423	6,654,584	-	6,654,584	15	6,654,569	6,654,569	-	6,654,569
PMUBA	5,722	59,814	60,598	4	60,602	-	60,602	60,602	-	60,602
PMVAAD	3,549,090	37,613,190	39,785,294	-	39,785,294	46	39,785,248	39,742,420	42,828	39,785,248

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVEBD	980,802	12,632,782	13,181,980	1,514	13,183,494	-	13,183,494	13,179,737	3,757	13,183,494
PMVFAD	1,528,953	15,769,039	16,099,874	452	16,100,326	-	16,100,326	16,100,326	-	16,100,326
PMVFHA	53,228	582,666	598,287	15	598,302	-	598,302	598,302	-	598,302
PMVHYD	39,850	304,819	319,196	22	319,218	-	319,218	319,218	-	319,218
PMVIV	162,186	1,743,229	1,785,667	45	1,785,712	-	1,785,712	1,785,712	-	1,785,712
PMVLAD	37,157,911	384,607,549	385,699,111	-	385,699,111	44,202	385,654,909	385,632,417	22,492	385,654,909
PMVRA	35,919	461,328	499,999	25	500,024	-	500,024	500,024	-	500,024
PMVRSD	17,830	113,418	109,298	1	109,299	-	109,299	109,299	-	109,299
PMVSTA	6,952,525	71,922,533	72,445,315	796	72,446,111	-	72,446,111	72,446,111	-	72,446,111
PMVTRD	33,841,362	371,789,249	392,221,384	12,536	392,233,920	-	392,233,920	392,219,285	14,635	392,233,920
PVEIB	413,930	9,795,446	10,559,359	-	10,559,359	10	10,559,349	10,559,349	-	10,559,349
PVGOB	503,890	5,684,105	7,331,600	81	7,331,681	-	7,331,681	7,331,681	-	7,331,681
PVIGIB	81,755	791,484	836,358	-	836,358	10	836,348	836,348	-	836,348
PVTIGB	742,282	10,843,647	12,232,800	-	12,232,800	181	12,232,619	12,143,675	88,944	12,232,619
HVSIT	1,323,180	15,770,426	16,632,371	-	16,632,371	97	16,632,274	16,628,460	3,814	16,632,274
ROCSC	30,576	257,301	226,565	-	226,565	7	226,558	226,558	-	226,558
TRHS2	5,699,899	237,903,156	330,366,136	-	330,366,136	1,010	330,365,126	330,010,263	354,863	330,365,126
VVGGS	69,635	824,602	813,331	-	813,331	16	813,315	813,315	-	813,315
VWBF	654,320	5,848,445	5,777,642	213	5,777,855	-	5,777,855	5,762,387	15,468	5,777,855
VWEM	884,577	11,697,123	14,940,512	206	14,940,718	-	14,940,718	14,922,367	18,351	14,940,718
VWHA	477,489	14,148,962	10,733,942	-	10,733,942	34	10,733,908	10,688,952	44,956	10,733,908
VWHAS	1,380,971	25,679,277	29,759,929	-	29,759,929	134	29,759,795	29,745,133	14,662	29,759,795
VRVDRA	127,151	2,265,306	2,251,837	-	2,251,837	18	2,251,819	2,251,819	-	2,251,819
SVDF	1,545	42,128	75,302	60	75,362	-	75,362	-	75,362	75,362
SVOF	9,676	237,313	286,692	-	286,692	582	286,110	-	286,110	286,110
WFVOG2	482	12,216	19,491	27	19,518	-	19,518	19,518	-	19,518
WFVSCG	9,223,399	98,147,834	135,768,429	-	135,768,429	47	135,768,382	135,764,009	4,373	135,768,382

Total (unaudited)			$59,291,266,825	$863,304	$59,292,130,129	$380,559	$59,291,749,570	$59,274,088,038	$17,661,532	$59,291,749,570

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVDAA	ALVDAB	ALVGIB	ALVIVB	ALVSVA	ALVSVB
Reinvested dividends	$622,756,821	6,745	1,006	198,566	47,189	18,026	5,146	707,729
Mortality and expense risk charges (note 2)	(789,525,541)	(1,244)	(331)	(244,274)	(52,812)	(16,191)	(2,041)	(1,348,589)

Net investment income (loss)	(166,768,720)	5,501	675	(45,708)	(5,623)	1,835	3,105	(640,860)

Realized gain (loss) on investments	555,358,571	(1,567)	31	102,861	141,422	(53,219)	(53,692)	(5,375,199)
Change in unrealized gain (loss) on investments	2,892,786,117	14,494	2,197	299,157	(374,094)	78,134	58,449	7,341,087

Net gain (loss) on investments	3,448,144,688	12,927	2,228	402,018	(232,672)	24,915	4,757	1,965,888

Reinvested capital gains	2,411,773,593	9,611	-	-	194,656	-	23,554	4,359,733

Net increase (decrease) in contract owners’ equity resulting from operations	$5,693,149,561	28,039	2,903	356,310	(43,639)	26,750	31,416	5,684,761

Investment Activity:	ALMCS	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI	ACVIG	ACVIG2
Reinvested dividends	$-	702	15,491	292,237	-	33	243,419	54,570
Mortality and expense risk charges (note 2)	(3,958)	(84)	(682)	(335,020)	(417)	(97)	(165,854)	(43,370)

Net investment income (loss)	(3,958)	618	14,809	(42,783)	(417)	(64)	77,565	11,200

Realized gain (loss) on investments	124,986	(292)	119	754,732	491	129	95,450	46,884
Change in unrealized gain (loss) on investments	(4,137)	(6,872)	(7,730)	1,026,097	8,731	1,289	446,782	79,600

Net gain (loss) on investments	120,849	(7,164)	(7,611)	1,780,829	9,222	1,418	542,232	126,484

Reinvested capital gains	61,772	-	2,193	884,695	3,684	98	620,921	163,459

Net increase (decrease) in contract owners’ equity resulting from operations	$178,663	(6,546)	9,391	2,622,741	12,489	1,452	1,240,718	301,143

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC	AFGF	AFHY
Reinvested dividends	$29,167	2,636,048	157,836	2,394,631	13,615	14,790	68,120	42,639
Mortality and expense risk charges (note 2)	(7,634)	(2,970,414)	(105,783)	(2,198,898)	(3,220)	(9,540)	(160,173)	(6,102)

Net investment income (loss)	21,533	(334,366)	52,053	195,733	10,395	5,250	(92,053)	36,537

Realized gain (loss) on investments	8,344	(631,533)	(163,750)	(1,335,632)	(17,138)	5,312	597,966	(26,092)
Change in unrealized gain (loss) on investments	128,343	15,530,923	(168,205)	2,377,797	75,206	29,640	4,535,121	22,444

Net gain (loss) on investments	136,687	14,899,390	(331,955)	1,042,165	58,068	34,952	5,133,087	(3,648)

Reinvested capital gains	-	-	-	-	-	16,139	285,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	$158,220	14,565,024	(279,902)	1,237,898	68,463	56,341	5,326,442	32,889

Investment Activity:	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVNW4	AVPAP2	BRVED3	BRVHY3
Reinvested dividends	$8,908	3,912	623	1,275	-	10,616,488	4,242,209	1,657,962
Mortality and expense risk charges (note 2)	(2,613)	(794)	(2,980)	(1,708)	(25)	(10,714,363)	(3,159,697)	(501,459)

Net investment income (loss)	6,295	3,118	(2,357)	(433)	(25)	(97,875)	1,082,512	1,156,503

Realized gain (loss) on investments	(13,306)	2	16,727	30,165	1	6,575,301	2,506,394	405,060
Change in unrealized gain (loss) on investments	51,839	4,206	103,534	11,749	921	(7,037,210)	(5,505,137)	71,653

Net gain (loss) on investments	38,533	4,208	120,261	41,914	922	(461,909)	(2,998,743)	476,713

Reinvested capital gains	3,462	-	30,106	-	-	27,646,549	8,022,225	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,290	7,326	148,010	41,481	897	27,086,765	6,105,994	1,633,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG
Reinvested dividends	$7,053,788	4,068,802	208,016	477,347	97,940	3,331,213	1,595,755	420,435
Mortality and expense risk charges (note 2)	(5,265,219)	(5,248,674)	(350,147)	(1,317,379)	(169,594)	(2,824,123)	(1,785,004)	(508,406)

Net investment income (loss)	1,788,569	(1,179,872)	(142,131)	(840,032)	(71,654)	507,090	(189,249)	(87,971)

Realized gain (loss) on investments	2,240,827	(2,674,484)	(60,083)	(2,765,467)	721,633	14,942,940	9,563,141	1,492,526
Change in unrealized gain (loss) on investments	1,051,473	39,833,585	3,349,058	13,851,582	1,084,393	4,589,487	1,463,440	6,196,974

Net gain (loss) on investments	3,292,300	37,159,101	3,288,975	11,086,115	1,806,026	19,532,427	11,026,581	7,689,500

Reinvested capital gains	19,732,303	19,882,654	2,206,248	7,257,727	962,079	13,230,619	7,535,441	456,253

Net increase (decrease) in contract owners’ equity resulting from operations	$24,813,172	55,861,883	5,353,092	17,503,810	2,696,451	33,270,136	18,372,773	8,057,782

Investment Activity:	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2	DWVSVS	DWVVLS	ETVFR
Reinvested dividends	$3,147	152,909	599,952	17,455	423,998	529,831	40,581	1,899,407
Mortality and expense risk charges (note 2)	(9,489)	(460,273)	(832,774)	(67,167)	(116,304)	(770,004)	(9,477)	(887,737)

Net investment income (loss)	(6,342)	(307,364)	(232,822)	(49,712)	307,694	(240,173)	31,104	1,011,670

Realized gain (loss) on investments	(17,665)	(1,360,261)	(1,340,694)	-	(177,622)	(2,289,240)	(63,348)	(1,150,357)
Change in unrealized gain (loss) on investments	148,083	3,983,603	4,360,485	-	101,082	(728,310)	(113,435)	(219,735)

Net gain (loss) on investments	130,418	2,623,342	3,019,791	-	(76,540)	(3,017,550)	(176,783)	(1,370,092)

Reinvested capital gains	-	-	3,416,214	-	-	3,020,876	110,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,076	2,315,978	6,203,183	(49,712)	231,154	(236,847)	(34,852)	(358,422)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FQB	FQBS	FVU2S	FAMP	FB2	FC2	FEI2	FEIP
Reinvested dividends	$137,250	399,466	10,726	1,263,235	9,037,028	10,789	4,439,334	4,336,638
Mortality and expense risk charges (note 2)	(65,156)	(230,893)	(7,509)	(1,125,326)	(9,679,453)	(422,124)	(4,144,505)	(3,210,590)

Net investment income (loss)	72,094	168,573	3,217	137,909	(642,425)	(411,335)	294,829	1,126,048

Realized gain (loss) on investments	(23,895)	48,716	539	566,670	13,396,754	551,280	(2,675,167)	8,579,802
Change in unrealized gain (loss) on investments	247,483	689,589	(7,642)	9,049,351	122,874,645	8,648,044	4,376,038	(9,914,679)

Net gain (loss) on investments	223,588	738,305	(7,103)	9,616,021	136,271,399	9,199,324	1,700,871	(1,334,877)

Reinvested capital gains	14,700	46,726	-	1,113,774	9,452,230	91,477	12,727,690	11,340,566

Net increase (decrease) in contract owners’ equity resulting from operations	$310,382	953,604	(3,886)	10,867,704	145,081,204	8,879,466	14,723,390	11,131,737

Investment Activity:	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2
Reinvested dividends	$77,951	63,913	2,940,583	88,103	4,010,965	159,280	712,759	189,470
Mortality and expense risk charges (note 2)	(152,385)	(69,449)	(3,873,623)	(103,888)	(5,692,673)	(176,951)	(1,111,455)	(7,269,355)

Net investment income (loss)	(74,434)	(5,536)	(933,040)	(15,785)	(1,681,708)	(17,671)	(398,696)	(7,079,885)

Realized gain (loss) on investments	(71,482)	39,952	5,595,015	159,410	7,938,773	264,049	833,188	12,923,529
Change in unrealized gain (loss) on investments	2,713,016	316,076	11,286,745	305,179	19,401,813	1,108,798	6,265,560	118,042,821

Net gain (loss) on investments	2,641,534	356,028	16,881,760	464,589	27,340,586	1,372,847	7,098,748	130,966,350

Reinvested capital gains	1,045,404	226,757	11,400,157	486,463	23,282,960	667,285	3,439,449	44,077,475

Net increase (decrease) in contract owners’ equity resulting from operations	$3,612,504	577,249	27,348,877	935,267	48,941,838	2,022,461	10,139,501	167,963,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGI2	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2
Reinvested dividends	$10,560,199	335,485	1,659,730	18,904,010	323,260	820,474	78,918	1,038,728
Mortality and expense risk charges (note 2)	(7,149,052)	(5,989,561)	(447,254)	(12,349,553)	(200,673)	(3,212,694)	(186,596)	(648,749)

Net investment income (loss)	3,411,147	(5,654,076)	1,212,476	6,554,457	122,587	(2,392,220)	(107,678)	389,979

Realized gain (loss) on investments	880,094	31,571,724	(816,619)	2,431,547	155,323	(5,258,998)	(475,616)	(16,024,519)
Change in unrealized gain (loss) on investments	22,995,021	95,922,433	(107,392)	53,978,591	827,564	45,398,980	2,733,253	(3,474,100)

Net gain (loss) on investments	23,875,115	127,494,157	(924,011)	56,410,138	982,887	40,139,982	2,257,637	(19,498,619)

Reinvested capital gains	24,600,061	42,663,530	-	337,730	5,425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,886,323	164,503,611	288,465	63,302,325	1,110,899	37,747,762	2,149,959	(19,108,640)

Investment Activity:	FO2	FOP	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2
Reinvested dividends	$195,293	211,505	153,201	36,893	44,294	349,671	1,284,467	7,472,551
Mortality and expense risk charges (note 2)	(1,375,286)	(638,776)	(110,662)	(40,451)	(60,294)	(120,207)	(1,351,364)	(1,390,036)

Net investment income (loss)	(1,179,993)	(427,271)	42,539	(3,558)	(16,000)	229,464	(66,897)	6,082,515

Realized gain (loss) on investments	1,346,325	2,046,992	(434,576)	(176,123)	79,333	505,950	(7,581,609)	(4,140,984)
Change in unrealized gain (loss) on investments	11,914,755	4,608,547	(786,567)	114,317	(51,309)	133,488	(7,827,403)	(8,446,562)

Net gain (loss) on investments	13,261,080	6,655,539	(1,221,143)	(61,806)	28,024	639,438	(15,409,012)	(12,587,546)

Reinvested capital gains	394,022	223,482	346,315	183,590	242,694	219,442	22,886,178	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,475,109	6,451,750	(832,289)	118,226	254,718	1,088,344	7,410,269	(6,505,031)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$11,985,751	24,300	389,396	66,621	1,053,771	816,726	27,189	35,542
Mortality and expense risk charges (note 2)	(3,349,976)	(4,989)	(448,063)	(6,415)	(990,956)	(354,586)	(157,272)	(23,931)

Net investment income (loss)	8,635,775	19,311	(58,667)	60,206	62,815	462,140	(130,083)	11,611

Realized gain (loss) on investments	(9,642,551)	(183,482)	890,222	1,677	(8,019,412)	(1,726,209)	(9,595)	(6,493)
Change in unrealized gain (loss) on investments	(4,330,879)	52,548	1,536,152	(8,872)	8,027,291	745,350	199,596	83,033

Net gain (loss) on investments	(13,973,430)	(130,934)	2,426,374	(7,195)	7,879	(980,859)	190,001	76,540

Reinvested capital gains	169,774	19,464	1,651,377	-	4,481,966	-	140,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,167,881)	(92,159)	4,019,084	53,011	4,552,660	(518,719)	200,654	88,151

Investment Activity:	GVSSCS	RSRF	RVARS	ACEG2	IVBRA1	IVMCC2	OVAG	OVAG2
Reinvested dividends	$-	54	189,047	-	16,306	66,027	4,736	-
Mortality and expense risk charges (note 2)	(2,036)	(24)	(235,794)	(74,161)	(898)	(230,933)	(163,344)	(147,708)

Net investment income (loss)	(2,036)	30	(46,747)	(74,161)	15,408	(164,906)	(158,608)	(147,708)

Realized gain (loss) on investments	(76,049)	(34)	289,738	231,865	(3,006)	(642,523)	59,769	566,470
Change in unrealized gain (loss) on investments	93,322	316	531,346	1,090,134	(2,822)	(797,148)	3,295,764	5,243,073

Net gain (loss) on investments	17,273	282	821,084	1,321,999	(5,828)	(1,439,671)	3,355,533	5,809,543

Reinvested capital gains	6,194	-	-	407,683	10,512	2,854,756	987,369	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,431	312	774,337	1,655,521	20,092	1,250,179	4,184,294	5,661,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVB	OVGI	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVMS
Reinvested dividends	$525,521	159,786	1,948,228	883,083	516,131	14,118	361,524	488,561
Mortality and expense risk charges (note 2)	(220,423)	(138,736)	(2,606,051)	(1,692,849)	(1,812,595)	(7,161)	(888,137)	(312,795)

Net investment income (loss)	305,098	21,050	(657,823)	(809,766)	(1,296,464)	6,957	(526,613)	175,766

Realized gain (loss) on investments	305,879	(296,627)	(87,790)	1,562,636	1,035,373	1,877	1,209,804	453,668
Change in unrealized gain (loss) on investments	673,017	425,649	4,591,120	25,844,807	24,055,564	265,888	9,690,848	1,752,022

Net gain (loss) on investments	978,896	129,022	4,503,330	27,407,443	25,090,937	267,765	10,900,652	2,205,690

Reinvested capital gains	-	1,052,285	16,499,165	4,601,117	4,280,138	20,852	759,632	542,875

Net increase (decrease) in contract owners’ equity resulting from operations	$1,283,994	1,202,357	20,344,672	31,198,794	28,074,611	295,574	11,133,671	2,924,331

Investment Activity:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP	WRMCG
Reinvested dividends	$87,192	274,677	28,055	342,478	2,709,854	902	4,619,338	-
Mortality and expense risk charges (note 2)	(20,066)	(75,434)	(59,629)	(1,463,621)	(2,342,707)	(267)	(1,048,858)	(2,200,444)

Net investment income (loss)	67,126	199,243	(31,574)	(1,121,143)	367,147	635	3,570,480	(2,200,444)

Realized gain (loss) on investments	(17,126)	(213,158)	(88,357)	(4,043,072)	(4,566,119)	(35,366)	(1,705,862)	7,631,430
Change in unrealized gain (loss) on investments	(29,481)	22,433	804,879	22,821,279	17,109,228	5,269	102,078	42,291,200

Net gain (loss) on investments	(46,607)	(190,725)	716,522	18,778,207	12,543,109	(30,097)	(1,603,784)	49,922,630

Reinvested capital gains	-	-	63,548	1,365,685	2,270,084	-	-	9,533,362

Net increase (decrease) in contract owners’ equity resulting from operations	$20,519	8,518	748,496	19,022,749	15,180,340	(29,462)	1,966,696	57,255,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$144	33,897	629,761	67,074	92,660	23,034	59,565	356,727
Mortality and expense risk charges (note 2)	(59)	(8,201)	(139,375)	(20,971)	(20,222)	(6,111)	(22,150)	(79,500)

Net investment income (loss)	85	25,696	490,386	46,103	72,438	16,923	37,415	277,227

Realized gain (loss) on investments	(13)	(25,069)	(3,252,231)	7,031	(73,491)	(27,652)	34,959	(960,526)
Change in unrealized gain (loss) on investments	205	198,896	2,377,373	(158,979)	181,502	11,174	(36,460)	853,926

Net gain (loss) on investments	192	173,827	(874,858)	(151,948)	108,011	(16,478)	(1,501)	(106,600)

Reinvested capital gains	1,245	126,453	4,538,221	474,065	440,615	99,825	328,787	2,123,320

Net increase (decrease) in contract owners’ equity resulting from operations	$1,522	325,976	4,153,749	368,220	621,064	100,270	364,701	2,293,947

Investment Activity:	JPICB2	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS
Reinvested dividends	$113,448	132,474	138,571	241,408	1,821,232	6,262	376,656	-
Mortality and expense risk charges (note 2)	(111,147)	(118,302)	(109,879)	(2,056,167)	(1,118,344)	(3,057,712)	(459,801)	(8,826)

Net investment income (loss)	2,301	14,172	28,692	(1,814,759)	702,888	(3,051,450)	(83,145)	(8,826)

Realized gain (loss) on investments	14,009	(386,443)	427,770	6,413,198	307,619	19,133,585	(1,425,501)	7,303
Change in unrealized gain (loss) on investments	340,235	(583,347)	564,318	29,872,031	4,742,566	45,789,129	5,767,855	170,784

Net gain (loss) on investments	354,244	(969,790)	992,088	36,285,229	5,050,185	64,922,714	4,342,354	178,087

Reinvested capital gains	-	552,718	139,006	11,065,723	-	18,176,029	-	161,114

Net increase (decrease) in contract owners’ equity resulting from operations	$356,545	(402,900)	1,159,786	45,536,193	5,753,073	80,047,293	4,259,209	330,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	MNDSC	MV2RIS	MV3MVS
Reinvested dividends	$975,832	21,473	1,429,032	826	14,014	-	3,609	6,103
Mortality and expense risk charges (note 2)	(584,150)	(3,339)	(749,595)	(1,012)	(96,346)	(1,029,855)	(4,282)	(14,961)

Net investment income (loss)	391,682	18,134	679,437	(186)	(82,332)	(1,029,855)	(673)	(8,858)

Realized gain (loss) on investments	84,703	4,712	147,808	803	320,172	897,581	596	259,846
Change in unrealized gain (loss) on investments	(1,870,838)	(1,110)	1,010,463	58,501	334,654	19,781,130	119,367	195,801

Net gain (loss) on investments	(1,786,135)	3,602	1,158,271	59,304	654,826	20,678,711	119,963	455,647

Reinvested capital gains	-	-	1,137,197	2,321	616,125	7,137,846	6,887	25,208

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,394,453)	21,736	2,974,905	61,439	1,188,619	26,786,702	126,177	471,997

Investment Activity:	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC	MGRFV	MSEM	MSEMB
Reinvested dividends	$4,695,713	90,291	2,251,768	226	4,880	-	52,694	23,085
Mortality and expense risk charges (note 2)	(5,278,990)	(89,466)	(4,370,692)	(173)	(1,095)	(25)	(15,651)	(4,992)

Net investment income (loss)	(583,277)	825	(2,118,924)	53	3,785	(25)	37,043	18,093

Realized gain (loss) on investments	15,564,755	61,725	14,611,955	-	1,941	5	11,686	(15,707)
Change in unrealized gain (loss) on investments	(21,259,502)	1,390,774	30,766,651	1,535	1,679	429	(1,122)	13,365

Net gain (loss) on investments	(5,694,747)	1,452,499	45,378,606	1,535	3,620	434	10,564	(2,342)

Reinvested capital gains	15,780,598	95,218	5,890,827	-	5,774	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,502,574	1,548,542	49,150,509	1,588	13,179	425	47,607	15,751

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSGI2	MSVF2	MSVFI	MSVRE	MSVREB	VKVGR2	DTRTFB	EIF
Reinvested dividends	$164,488	274,293	70,671	385	31	12,139	233,152	80,135
Mortality and expense risk charges (note 2)	(184,975)	(148,840)	(34,792)	(202)	(16)	(2,755)	(139,477)	(20,273)

Net investment income (loss)	(20,487)	125,453	35,879	183	15	9,384	93,675	59,862

Realized gain (loss) on investments	(227,510)	321,007	(19,255)	437	37	(17,918)	(102,653)	(39,797)
Change in unrealized gain (loss) on investments	(427,630)	21,281	19,638	(4,490)	(410)	(50,559)	(154,308)	13,091

Net gain (loss) on investments	(655,140)	342,288	383	(4,053)	(373)	(68,477)	(256,961)	(26,706)

Reinvested capital gains	180,156	110,047	25,834	382	34	5,725	-	198,620

Net increase (decrease) in contract owners’ equity resulting from operations	$(495,471)	577,788	62,096	(3,488)	(324)	(53,368)	(163,286)	231,776

Investment Activity:	EIF2	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2
Reinvested dividends	$5,053,485	4,066,912	3,656	139,543	814,201	146,887	96,438,421	71,734,017
Mortality and expense risk charges (note 2)	(4,419,377)	(2,843,112)	(902)	(92,345)	(761,844)	(157,855)	(95,744,173)	(49,869,862)

Net investment income (loss)	634,108	1,223,800	2,754	47,198	52,357	(10,968)	694,248	21,864,155

Realized gain (loss) on investments	10,781,073	3,392,985	(2,807)	97,223	407,354	(128,853)	222,903,220	45,870,426
Change in unrealized gain (loss) on investments	(11,682,135)	4,232,153	(3,075)	597,686	4,713,306	865,278	(60,999,522)	186,908,142

Net gain (loss) on investments	(901,062)	7,625,138	(5,882)	694,909	5,120,660	736,425	161,903,698	232,778,568

Reinvested capital gains	14,195,894	-	-	-	-	-	498,633,165	2,315,176

Net increase (decrease) in contract owners’ equity resulting from operations	$13,928,940	8,848,938	(3,128)	742,107	5,173,017	725,457	661,231,111	256,957,899

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA
Reinvested dividends	$2,394,129	57,589,214	5,223,030	1,360,608	897,164	12,951	16,967,192	336,355
Mortality and expense risk charges (note 2)	(5,578,211)	(50,744,120)	(11,226,382)	(9,171,941)	(9,887,521)	(3,435)	(14,567,076)	(2,374,827)

Net investment income (loss)	(3,184,082)	6,845,094	(6,003,352)	(7,811,333)	(8,990,357)	9,516	2,400,116	(2,038,472)

Realized gain (loss) on investments	17,116,010	161,179,276	42,948,641	28,809,588	6,106,765	1,327	18,570,506	5,286,855
Change in unrealized gain (loss) on investments	58,690,051	(85,963,665)	210,967,286	2,394,781	28,037,964	149,895	124,776,083	4,195,870

Net gain (loss) on investments	75,806,061	75,215,611	253,915,927	31,204,369	34,144,729	151,222	143,346,589	9,482,725

Reinvested capital gains	24,407,987	355,573,867	68,397,790	38,732,561	19,057,341	13,764	19,767,778	9,913,439

Net increase (decrease) in contract owners’ equity resulting from operations	$97,029,966	437,634,572	316,310,365	62,125,597	44,211,713	174,502	165,514,483	17,357,692

Investment Activity:	GVIDC	GVIDM	GVIX2	GVIX8	HIBF	IDPG2	IDPGI2	MCIF
Reinvested dividends	$644,948	2,604,824	79,673	2,154,882	2,800,453	1,298,187	568,178	3,025,769
Mortality and expense risk charges (note 2)	(9,316,570)	(28,669,853)	(16,087)	(1,468,027)	(839,976)	(15,135,585)	(6,555,899)	(3,717,239)

Net investment income (loss)	(8,671,622)	(26,065,029)	63,586	686,855	1,960,477	(13,837,398)	(5,987,721)	(691,470)

Realized gain (loss) on investments	(6,927,997)	37,055,227	(72,071)	(914,389)	(1,510,748)	3,276,761	871,475	(4,695,169)
Change in unrealized gain (loss) on investments	44,386,581	38,782,222	404,552	4,020,024	1,470,889	42,734,553	13,772,201	25,499,774

Net gain (loss) on investments	37,458,584	75,837,449	332,481	3,105,635	(39,859)	46,011,314	14,643,676	20,804,605

Reinvested capital gains	6,141,002	107,533,820	94,907	2,895,260	-	19,453,906	5,108,198	12,512,693

Net increase (decrease) in contract owners’ equity resulting from operations	$34,927,964	157,306,240	490,974	6,687,750	1,920,618	51,627,822	13,764,153	32,625,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2	NJNDE2
Reinvested dividends	$5,879	7,141,154	26,931,714	6,191,778	9,738,200	3,579,892	15,871	31,422
Mortality and expense risk charges (note 2)	(1,519)	(3,106,665)	(32,476,655)	(7,095,675)	(17,773,869)	(8,064,969)	(69,304)	(63,466)

Net investment income (loss)	4,360	4,034,489	(5,544,941)	(903,897)	(8,035,669)	(4,485,077)	(53,433)	(32,044)

Realized gain (loss) on investments	155	(2,395,637)	8,653,644	9,817,863	(1,848,401)	(1,094,678)	(7,374)	124,398
Change in unrealized gain (loss) on investments	74,244	2,666,844	46,610,911	(5,709,033)	80,996,485	24,853,664	212,085	1,405,050

Net gain (loss) on investments	74,399	271,207	55,264,555	4,108,830	79,148,084	23,758,986	204,711	1,529,448

Reinvested capital gains	2,255	-	86,354,607	31,204,125	-	-	21,619	183,973

Net increase (decrease) in contract owners’ equity resulting from operations	$81,014	4,305,696	136,074,221	34,409,058	71,112,415	19,273,909	172,897	1,681,377

Investment Activity:	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX	NVCBD1	NVCBD2	NVCCA2
Reinvested dividends	$493,281	1,266,072	45,274	1,836,423	23,953	100,135	2,532,163	21,631,855
Mortality and expense risk charges (note 2)	(407,128)	(1,863,510)	(12,622)	(605,844)	(4,621)	(53,324)	(1,564,688)	(33,155,871)

Net investment income (loss)	86,153	(597,438)	32,652	1,230,579	19,332	46,811	967,475	(11,524,016)

Realized gain (loss) on investments	(1,765,281)	(28,950,418)	17,102	118,030	407	95,546	948,141	(20,057,164)
Change in unrealized gain (loss) on investments	76,915	13,854,453	492,475	23,851,777	42,441	43,071	2,973,135	155,076,432

Net gain (loss) on investments	(1,688,366)	(15,095,965)	509,577	23,969,807	42,848	138,617	3,921,276	135,019,268

Reinvested capital gains	786,033	3,775,650	-	-	-	8,759	240,047	84,639,329

Net increase (decrease) in contract owners’ equity resulting from operations	$(816,180)	(11,917,753)	542,229	25,200,386	62,180	194,187	5,128,798	208,134,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2
Reinvested dividends	$1,690,580	3,094,298	3,808,398	18,366,120	809,750	13,341,502	1,890,774	2,319,619
Mortality and expense risk charges (note 2)	(9,947,376)	(4,458,624)	(10,040,704)	(32,752,237)	(1,164,530)	(28,050,331)	(20,939,722)	(19,022,654)

Net investment income (loss)	(8,256,796)	(1,364,326)	(6,232,306)	(14,386,117)	(354,780)	(14,708,829)	(19,048,948)	(16,703,035)

Realized gain (loss) on investments	(3,875,853)	(5,555,408)	140,443	(17,530,865)	(1,877,521)	(2,796,104)	19,140,775	21,600,925
Change in unrealized gain (loss) on investments	54,382,166	29,409,290	49,715,895	156,922,202	10,397,546	138,883,765	68,145,996	43,197,394

Net gain (loss) on investments	50,506,313	23,853,882	49,856,338	139,391,337	8,520,025	136,087,661	87,286,771	64,798,319

Reinvested capital gains	1,650,717	6,134,766	4,802,964	61,606,190	-	27,134,792	41,707,586	75,145,207

Net increase (decrease) in contract owners’ equity resulting from operations	$43,900,234	28,624,322	48,426,996	186,611,410	8,165,245	148,513,624	109,945,409	123,240,491

Investment Activity:	NVFIII	NVGEII	NVIE6	NVLCP2	NVMGA2	NVMIG1	NVMIG6	NVMIVX
Reinvested dividends	$153,340	114,490	373,643	1,844,714	9,412,569	246,763	726,370	-
Mortality and expense risk charges (note 2)	(111,337)	(64,588)	(604,301)	(1,019,976)	(4,274,049)	(327,884)	(1,522,211)	(5,275)

Net investment income (loss)	42,003	49,902	(230,658)	824,738	5,138,520	(81,121)	(795,841)	(5,275)

Realized gain (loss) on investments	89,918	22,058	(372,792)	52,195	3,702,050	(158,259)	4,936,050	9,799
Change in unrealized gain (loss) on investments	80,092	1,477,291	3,170,560	3,823,759	30,262,684	3,028,392	7,439,506	300,775

Net gain (loss) on investments	170,010	1,499,349	2,797,768	3,875,954	33,964,734	2,870,133	12,375,556	310,574

Reinvested capital gains	23,735	127	-	-	-	7,705,790	30,413,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	$235,748	1,549,378	2,567,110	4,700,692	39,103,254	10,494,802	41,993,644	305,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$-	-	-	-	-	-	10,455	3,947,876
Mortality and expense risk charges (note 2)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	(2,343)	(2,702,892)

Net investment income (loss)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	8,112	1,244,984

Realized gain (loss) on investments	26,744	(343,568)	(5,645,050)	-	3,338,345	(2,870,257)	(56,266)	(19,539,277)
Change in unrealized gain (loss) on investments	8,671,600	(1,586,475)	(22,770,672)	-	69,513,875	50,710,093	31,556	13,000,740

Net gain (loss) on investments	8,698,344	(1,930,043)	(28,415,722)	-	72,852,220	47,839,836	(24,710)	(6,538,537)

Reinvested capital gains	-	4,298,354	59,714,220	-	27,150,124	18,235,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,533,529	2,249,998	29,491,577	(482)	97,442,626	64,085,635	(16,598)	(5,293,553)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE1	NVRE2
Reinvested dividends	$293,337	130,625	13,792	700,196	5,129,719	3,008,389	560,028	956,756
Mortality and expense risk charges (note 2)	(913,238)	(601,855)	(23,012)	(1,412,843)	(5,110,643)	(4,216,572)	(494,635)	(1,249,163)

Net investment income (loss)	(619,901)	(471,230)	(9,220)	(712,647)	19,076	(1,208,183)	65,393	(292,407)

Realized gain (loss) on investments	1,360,270	677,632	(50,177)	(2,262,473)	2,943,052	(6,125,520)	(899,551)	(4,869,492)
Change in unrealized gain (loss) on investments	1,495,311	1,173,866	89,237	7,797,822	20,905,499	24,326,983	(2,653,247)	(3,464,714)

Net gain (loss) on investments	2,855,581	1,851,498	39,060	5,535,349	23,848,551	18,201,463	(3,552,798)	(8,334,206)

Reinvested capital gains	5,726,559	3,770,387	113,260	6,333,970	39,046,437	28,648,461	173,919	360,732

Net increase (decrease) in contract owners’ equity resulting from operations	$7,962,239	5,150,655	143,100	11,156,672	62,914,064	45,641,741	(3,313,486)	(8,265,881)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2
Reinvested dividends	$1,032,432	2,631,799	2,320,682	1,287,792	10,690	7,928	-	-
Mortality and expense risk charges (note 2)	(1,645,651)	(2,448,678)	(2,565,671)	(9,289,483)	(703,686)	(541,289)	(87,778)	(636,085)

Net investment income (loss)	(613,219)	183,121	(244,989)	(8,001,691)	(692,996)	(533,361)	(87,778)	(636,085)

Realized gain (loss) on investments	(10,356,062)	97,472	(5,878,017)	-	493,203	(3,540,249)	(25,114)	(3,734,176)
Change in unrealized gain (loss) on investments	28,236,068	1,782,083	16,654,967	-	8,723,690	10,238,949	1,606,843	13,030,364

Net gain (loss) on investments	17,880,006	1,879,555	10,776,950	-	9,216,893	6,698,700	1,581,729	9,296,188

Reinvested capital gains	4,881,037	-	-	-	2,257,009	1,673,776	890,439	5,810,636

Net increase (decrease) in contract owners’ equity resulting from operations	$22,147,824	2,062,676	10,531,961	(8,001,691)	10,780,906	7,839,115	2,384,390	14,470,739

Investment Activity:	SCVF	SCVF2	TRF	TRF2	AMCG	AMINS	AMMCGS	AMSRS
Reinvested dividends	$13,887	-	1,388,813	906,162	-	508	-	85,350
Mortality and expense risk charges (note 2)	(246,007)	(461,934)	(1,617,885)	(1,537,146)	(195)	(1,700)	(47,475)	(192,850)

Net investment income (loss)	(232,120)	(461,934)	(229,072)	(630,984)	(195)	(1,192)	(47,475)	(107,500)

Realized gain (loss) on investments	(2,725,354)	(5,499,684)	7,468,812	11,638,678	602	281	230,589	921,915
Change in unrealized gain (loss) on investments	3,190,050	7,734,569	(5,763,463)	(10,405,370)	3,505	6,678	645,314	981,140

Net gain (loss) on investments	464,696	2,234,885	1,705,349	1,233,308	4,107	6,959	875,903	1,903,055

Reinvested capital gains	95,691	164,124	8,921,899	7,573,076	643	5,136	165,824	586,266

Net increase (decrease) in contract owners’ equity resulting from operations	$328,267	1,937,075	10,398,176	8,175,400	4,555	10,903	994,252	2,381,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMTB	NOTB4	NOTG4	NOTMG4	PMUBA	PMVAAD	PMVEBD	PMVFAD
Reinvested dividends	$1,380,670	165,696	81,363	122,100	1,533	1,829,624	548,087	776,700
Mortality and expense risk charges (note 2)	(864,606)	(153,596)	(84,580)	(116,724)	(318)	(617,939)	(193,657)	(234,579)

Net investment income (loss)	516,064	12,100	(3,217)	5,376	1,215	1,211,685	354,430	542,121

Realized gain (loss) on investments	(436,992)	(114,989)	(62,227)	(93,956)	(34)	(551,472)	(83,687)	(269,513)
Change in unrealized gain (loss) on investments	834,815	233,121	173,119	231,249	1,178	1,364,870	234,660	964,385

Net gain (loss) on investments	397,823	118,132	110,892	137,293	1,144	813,398	150,973	694,872

Reinvested capital gains	-	123,258	-	55,340	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$913,887	253,490	107,675	198,009	2,359	2,025,083	505,403	1,236,993

Investment Activity:	PMVFHA	PMVHYD	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD
Reinvested dividends	$34,769	13,009	25,422	4,180,500	4,344	5,742	779,022	7,548,770
Mortality and expense risk charges (note 2)	(2,572)	(1,233)	(3,750)	(5,649,631)	(1,417)	(404)	(997,833)	(5,685,938)

Net investment income (loss)	32,197	11,776	21,672	(1,469,131)	2,927	5,338	(218,811)	1,862,832

Realized gain (loss) on investments	6,976	517	114	(3,411,418)	993	(3,719)	(289,238)	(612,281)
Change in unrealized gain (loss) on investments	(8,301)	4,386	39,231	9,543,778	30,832	1,175	717,820	18,955,727

Net gain (loss) on investments	(1,325)	4,903	39,345	6,132,360	31,825	(2,544)	428,582	18,343,446

Reinvested capital gains	-	-	1,310	-	-	-	-	3,970,314

Net increase (decrease) in contract owners’ equity resulting from operations	$30,872	16,679	62,327	4,663,229	34,752	2,794	209,771	24,176,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVEIB	PVGOB	PVIGIB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$45,075	1,766	-	290,199	-	2,018	-	5,975
Mortality and expense risk charges (note 2)	(58,154)	(77,339)	(1,679)	(215,025)	(243,599)	(830)	(4,433,248)	(2,137)

Net investment income (loss)	(13,079)	(75,573)	(1,679)	75,174	(243,599)	1,188	(4,433,248)	3,838

Realized gain (loss) on investments	(52,039)	231,208	2,065	(751,407)	(1,124,226)	(8,793)	9,717,089	133,222
Change in unrealized gain (loss) on investments	553,944	1,300,481	44,874	779,652	2,241,899	(20,551)	46,156,054	(48,044)

Net gain (loss) on investments	501,905	1,531,689	46,939	28,245	1,117,673	(29,344)	55,873,143	85,178

Reinvested capital gains	181,488	249,686	-	-	1,147,365	3,672	18,506,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	$670,314	1,705,802	45,260	103,419	2,021,439	(24,484)	69,946,377	89,016

Investment Activity:	VWBF	VWEM	VWHA	VWHAS	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$384,861	272,367	80,079	166,721	1,298	22,774	-	1,147
Mortality and expense risk charges (note 2)	(74,467)	(179,192)	(118,884)	(351,569)	(1,997)	(23,241)	(795)	(3,465)

Net investment income (loss)	310,394	93,175	(38,805)	(184,848)	(699)	(467)	(795)	(2,318)

Realized gain (loss) on investments	(404,312)	304,885	(1,057,079)	(2,482,287)	23,576	(325,189)	2,005	15,968
Change in unrealized gain (loss) on investments	419,534	1,091,025	2,538,676	6,934,842	(12,110)	175,530	22,455	16,242

Net gain (loss) on investments	15,222	1,395,910	1,481,597	4,452,555	11,466	(149,659)	24,460	32,210

Reinvested capital gains	-	409,091	-	-	9,744	32,823	4,668	19,832

Net increase (decrease) in contract owners’ equity resulting from operations	$325,616	1,898,176	1,442,792	4,267,707	20,511	(117,303)	28,333	49,724

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WFVOG2	WFVSCG	IVKMG2	GVDIVI	GVDIV2	NVMLV1	NVMLV2	NVLM2
Reinvested dividends	$-	-	-	170,117	4,325,934	35,580	899,286	83,974
Mortality and expense risk charges (note 2)	(231)	(1,623,663)	(66,859)	(19,440)	(545,741)	(23,209)	(724,310)	(254,928)

Net investment income (loss)	(231)	(1,623,663)	(66,859)	150,677	3,780,193	12,371	174,976	(170,954)

Realized gain (loss) on investments	78	6,597,645	(4,628,635)	(1,076,727)	(21,222,686)	(1,983,705)	(54,039,806)	(433,200)
Change in unrealized gain (loss) on investments	4,626	40,369,257	(211,614)	606,641	10,584,849	641,489	17,609,902	(699,184)

Net gain (loss) on investments	4,704	46,966,902	(4,840,249)	(470,086)	(10,637,837)	(1,342,216)	(36,429,904)	(1,132,384)

Reinvested capital gains	1,205	5,832,761	4,067,445	-	-	949,299	27,160,406	1,120,928

Net increase (decrease) in contract owners’ equity resulting from operations	$5,678	51,176,000	(839,663)	(319,409)	(6,857,644)	(380,546)	(9,094,522)	(182,410)

Investment Activity:	NVLCA2
Reinvested dividends	$41,914
Mortality and expense risk charges (note 2)	(212,351)

Net investment income (loss)	(170,437)

Realized gain (loss) on investments	(519,117)
Change in unrealized gain (loss) on investments	(370,242)

Net gain (loss) on investments	(889,359)

Reinvested capital gains	218,908

Net increase (decrease) in contract owners’ equity resulting from operations	$(840,888)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVDAA		ALVDAB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(166,768,720)	287,669,330	5,501	7,561	675	752	(45,708)	(4,426)
Realized gain (loss) on investments	555,358,571	624,926,283	(1,567)	(19,942)	31	371	102,861	123,805
Change in unrealized gain (loss) on investments	2,892,786,117	4,295,026,187	14,494	23,801	2,197	5,982	299,157	1,626,256
Reinvested capital gains	2,411,773,593	3,282,821,928	9,611	46,660	-	59	-	16,293

Net increase (decrease) in contract owners’ equity resulting from operations	5,693,149,561	8,490,443,728	28,039	58,080	2,903	7,164	356,310	1,761,928

Equity transactions:
Purchase payments received from contract owners (note 4)	2,993,224,859	3,434,033,211	-	-	-	-	108,764	81,163
Transfers between funds	-	-	911	(71,538)	5,833	805	(10,426)	(250,118)
Redemptions (notes 2, 3, and 4)	(4,899,317,672)	(5,314,983,070)	(4,373)	(20,497)	-	(2,948)	(999,714)	(1,166,675)
Adjustments to maintain reserves	236,004	(233,093)	6	(15)	1	(1)	135	(174)

Net equity transactions	(1,905,856,809)	(1,881,182,952)	(3,456)	(92,050)	5,834	(2,144)	(901,241)	(1,335,804)

Net change in contract owners’ equity	3,787,292,752	6,609,260,776	24,583	(33,970)	8,737	5,020	(544,931)	426,124
Contract owners’ equity at beginning of period	55,504,456,818	48,895,196,042	323,129	357,099	53,995	48,975	14,350,826	13,924,702

Contract owners’ equity at end of period	$59,291,749,570	55,504,456,818	347,712	323,129	62,732	53,995	13,805,895	14,350,826

CHANGE IN UNITS:
Beginning units	3,169,143,178	3,251,297,849	19,109	24,863	4,030	4,197	1,110,926	1,218,690
Units purchased	575,748,244	545,542,130	68	12	455	96	38,991	28,796
Units redeemed	(644,990,049)	(627,696,805)	(279)	(5,766)	-	(263)	(110,523)	(136,560)

Ending units	3,099,901,373	3,169,143,178	18,898	19,109	4,485	4,030	1,039,394	1,110,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVGIB		ALVIVB		ALVSVA		ALVSVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,623)	(20,197)	1,835	(3,073)	3,105	1,388	(640,860)	(1,268,791)
Realized gain (loss) on investments	141,422	221,641	(53,219)	(28,167)	(53,692)	(41,753)	(5,375,199)	(3,789,502)
Change in unrealized gain (loss) on investments	(374,094)	165,616	78,134	144,229	58,449	81,145	7,341,087	10,377,766
Reinvested capital gains	194,656	466,489	-	-	23,554	83,869	4,359,733	10,839,184

Net increase (decrease) in contract owners’ equity resulting from operations	(43,639)	833,549	26,750	112,989	31,416	124,649	5,684,761	16,158,657

Equity transactions:
Purchase payments received from contract owners (note 4)	71,880	21,988	126,152	403,246	492	73,010	4,449,764	4,249,639
Transfers between funds	(474,253)	(10,862)	205,479	127,175	(26,026)	(144,068)	2,554,146	(1,087,700)
Redemptions (notes 2, 3, and 4)	(309,216)	(399,054)	(18,177)	(21,362)	(106,866)	(155,254)	(7,147,143)	(9,041,656)
Adjustments to maintain reserves	22	(55)	44	(42)	18	(25)	37	109

Net equity transactions	(711,567)	(387,983)	313,498	509,017	(132,382)	(226,337)	(143,196)	(5,879,608)

Net change in contract owners’ equity	(755,206)	445,566	340,248	622,006	(100,966)	(101,688)	5,541,565	10,279,049
Contract owners’ equity at beginning of period	4,417,884	3,972,318	1,218,872	596,866	595,041	696,729	98,657,232	88,378,183

Contract owners’ equity at end of period	$3,662,678	4,417,884	1,559,120	1,218,872	494,075	595,041	104,198,797	98,657,232

CHANGE IN UNITS:
Beginning units	127,381	139,338	138,361	78,022	33,267	46,638	2,334,269	2,480,515
Units purchased	5,396	3,676	66,404	79,128	136,000	11,562	637,814	451,892
Units redeemed	(28,318)	(15,633)	(29,158)	(18,789)	(142,443)	(24,933)	(543,690)	(598,138)

Ending units	104,459	127,381	175,607	138,361	26,824	33,267	2,428,393	2,334,269

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMCS		AAEIP3		ARLPE3		ACVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,958)	(3,506)	618	281	14,809	(360)	(42,783)	57,236
Realized gain (loss) on investments	124,986	27,121	(292)	16	119	60	754,732	1,032,579
Change in unrealized gain (loss) on investments	(4,137)	28,498	(6,872)	3,451	(7,730)	19,067	1,026,097	2,726,758
Reinvested capital gains	61,772	36,993	-	-	2,193	734	884,695	596,471

Net increase (decrease) in contract owners’ equity resulting from operations	178,663	89,106	(6,546)	3,748	9,391	19,501	2,622,741	4,413,044

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,000	-	-	-	636,105	270,246
Transfers between funds	34,789	(2,406)	3,351	996	70,437	-	173,252	(328,394)
Redemptions (notes 2, 3, and 4)	(17,314)	(96,820)	-	(256)	-	-	(4,220,049)	(3,177,310)
Adjustments to maintain reserves	(7)	7	(5)	(4)	3	-	116	80

Net equity transactions	17,468	(99,219)	8,346	736	70,440	-	(3,410,576)	(3,235,378)

Net change in contract owners’ equity	196,131	(10,113)	1,800	4,484	79,831	19,501	(787,835)	1,177,666
Contract owners’ equity at beginning of period	313,636	323,749	22,970	18,486	69,504	50,003	26,583,444	25,405,778

Contract owners’ equity at end of period	$509,767	313,636	24,770	22,970	149,335	69,504	25,795,609	26,583,444

CHANGE IN UNITS:
Beginning units	10,997	14,528	2,758	2,662	5,727	5,727	606,322	685,780
Units purchased	10,042	-	1,402	148	5,604	-	38,115	17,935
Units redeemed	(10,047)	(3,531)	(172)	(52)	(1)	-	(113,575)	(97,393)

Ending units	10,992	10,997	3,988	2,758	11,330	5,727	530,862	606,322

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVCA		ACVI		ACVIG		ACVIG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(417)	(423)	(64)	(36)	77,565	99,005	11,200	15,716
Realized gain (loss) on investments	491	439	129	(45)	95,450	747,998	46,884	104,491
Change in unrealized gain (loss) on investments	8,731	3,467	1,289	1,228	446,782	672,896	79,600	254,317
Reinvested capital gains	3,684	5,142	98	342	620,921	1,183,287	163,459	296,045

Net increase (decrease) in contract owners’ equity resulting from operations	12,489	8,625	1,452	1,489	1,240,718	2,703,186	301,143	670,569

Equity transactions:
Purchase payments received from contract owners (note 4)	855	(2,747)	877	850	67,711	131,923	21,661	14,540
Transfers between funds	-	(2,669)	-	-	(272,261)	(322,475)	27,301	41,798
Redemptions (notes 2, 3, and 4)	(3,945)	3,231	(1,595)	(1,383)	(686,571)	(1,828,658)	(425,266)	(262,307)
Adjustments to maintain reserves	369	19	102	14	(12)	(32)	67	(33)

Net equity transactions	(2,721)	(2,166)	(616)	(519)	(891,133)	(2,019,242)	(376,237)	(206,002)

Net change in contract owners’ equity	9,768	6,459	836	970	349,585	683,944	(75,094)	464,567
Contract owners’ equity at beginning of period	33,064	26,605	7,149	6,179	13,515,695	12,831,751	3,573,215	3,108,648

Contract owners’ equity at end of period	$42,832	33,064	7,985	7,149	13,865,280	13,515,695	3,498,121	3,573,215

CHANGE IN UNITS:
Beginning units	-	-	-	-	498,774	578,960	107,378	113,996
Units purchased	-	(64)	-	-	17,726	20,725	6,075	4,298
Units redeemed	-	64	-	-	(52,719)	(100,911)	(17,801)	(10,916)

Ending units	-	-	-	-	463,781	498,774	95,652	107,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		ACVMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,533	39,101	(334,366)	1,615,794	52,053	86,999	195,733	516,439
Realized gain (loss) on investments	8,344	(1,890)	(631,533)	(7,344,659)	(163,750)	125,277	(1,335,632)	1,868,400
Change in unrealized gain (loss) on investments	128,343	107,557	15,530,923	20,172,194	(168,205)	1,219,366	2,377,797	17,862,198
Reinvested capital gains	-	-	-	-	-	1,106,312	-	16,631,278

Net increase (decrease) in contract owners’ equity resulting from operations	158,220	144,768	14,565,024	14,443,329	(279,902)	2,537,954	1,237,898	36,878,315

Equity transactions:
Purchase payments received from contract owners (note 4)	79,610	113,025	7,640,691	4,734,622	232,370	149,699	6,782,379	5,719,305
Transfers between funds	(64,293)	77,307	4,469,975	(10,290,806)	(580,529)	(446,786)	119,440	(9,643,269)
Redemptions (notes 2, 3, and 4)	(137,005)	(20,775)	(18,101,631)	(22,735,145)	(929,299)	(1,183,247)	(12,668,276)	(13,820,215)
Adjustments to maintain reserves	14	(13)	129	(58)	19	(43)	(132)	190

Net equity transactions	(121,674)	169,544	(5,990,836)	(28,291,387)	(1,277,439)	(1,480,377)	(5,766,589)	(17,743,989)

Net change in contract owners’ equity	36,546	314,312	8,574,188	(13,848,058)	(1,557,341)	1,057,577	(4,528,691)	19,134,326
Contract owners’ equity at beginning of period	1,882,070	1,567,758	197,266,642	211,114,700	10,830,313	9,772,736	160,958,819	141,824,493

Contract owners’ equity at end of period	$1,918,616	1,882,070	205,840,830	197,266,642	9,272,972	10,830,313	156,430,128	160,958,819

CHANGE IN UNITS:
Beginning units	181,218	164,109	14,004,669	16,102,403	399,967	458,528	5,000,394	5,609,467
Units purchased	27,206	28,124	3,873,212	1,623,583	40,101	33,479	967,358	555,288
Units redeemed	(39,477)	(11,015)	(4,347,418)	(3,721,317)	(94,006)	(92,040)	(1,102,513)	(1,164,361)

Ending units	168,947	181,218	13,530,463	14,004,669	346,062	399,967	4,865,239	5,000,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV2		AFGC		AFGF		AFHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,395	-	5,250	5,486	(92,053)	(32,541)	36,537	24,794
Realized gain (loss) on investments	(17,138)	-	5,312	5,294	597,966	278,682	(26,092)	4,086
Change in unrealized gain (loss) on investments	75,206	-	29,640	15,891	4,535,121	1,287,502	22,444	20,068
Reinvested capital gains	-	-	16,139	-	285,408	1,052,808	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,463	-	56,341	26,671	5,326,442	2,586,451	32,889	48,948

Equity transactions:
Purchase payments received from contract owners (note 4)	300,295	-	614	490	26,460	9,631	12,777	2,460
Transfers between funds	2,700,809	-	102,376	(22,768)	145,044	(88,161)	23,707	57,298
Redemptions (notes 2, 3, and 4)	(8,511)	-	(36,916)	(47,142)	(900,522)	(902,662)	(53,376)	(13,518)
Adjustments to maintain reserves	38	-	(122)	114	572	(271)	50	(29)

Net equity transactions	2,992,631	-	65,952	(69,306)	(728,446)	(981,463)	(16,842)	46,211

Net change in contract owners’ equity	3,061,094	-	122,293	(42,635)	4,597,996	1,604,988	16,047	95,159
Contract owners’ equity at beginning of period	-	-	603,744	646,379	10,867,145	9,262,157	503,529	408,370

Contract owners’ equity at end of period	$3,061,094	-	726,037	603,744	15,465,141	10,867,145	519,576	503,529

CHANGE IN UNITS:
Beginning units	-	-	16,091	17,972	49,615	54,721	7,182	6,474
Units purchased	102,099	-	3,683	1,228	836	45	6,132	3,449
Units redeemed	(12,322)	-	(1,963)	(3,109)	(3,531)	(5,151)	(6,371)	(2,741)

Ending units	89,777	-	17,811	16,091	46,920	49,615	6,943	7,182

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,295	7,176	3,118	2,913	(2,357)	(1,827)	(433)	3,536
Realized gain (loss) on investments	(13,306)	(8,346)	2	19	16,727	233	30,165	(1,229)
Change in unrealized gain (loss) on investments	51,839	37,753	4,206	17,979	103,534	63,210	11,749	74,566
Reinvested capital gains	3,462	36,940	-	-	30,106	10,790	-	13,775

Net increase (decrease) in contract owners’ equity resulting from operations	48,290	73,523	7,326	20,911	148,010	72,406	41,481	90,648

Equity transactions:
Purchase payments received from contract owners (note 4)	406,458	384,916	22,423	13,810	-	-	3,595	134,536
Transfers between funds	21,950	(83,330)	-	-	(50,069)	320,909	(220,281)	(56,374)
Redemptions (notes 2, 3, and 4)	(118,182)	(32,690)	-	(4,271)	-	-	(6,588)	-
Adjustments to maintain reserves	18	(5)	(3)	(7)	4	(3)	6	(9)

Net equity transactions	310,244	268,891	22,420	9,532	(50,065)	320,906	(223,268)	78,153

Net change in contract owners’ equity	358,534	342,414	29,746	30,443	97,945	393,312	(181,787)	168,801
Contract owners’ equity at beginning of period	549,737	207,323	148,449	118,006	539,073	145,761	525,622	356,821

Contract owners’ equity at end of period	$908,271	549,737	178,195	148,449	637,018	539,073	343,835	525,622

CHANGE IN UNITS:
Beginning units	48,970	22,264	13,318	12,383	47,375	16,712	50,587	41,884
Units purchased	61,164	37,771	2,113	1,345	7,132	30,663	4,321	14,396
Units redeemed	(34,674)	(11,065)	-	(410)	(10,980)	-	(25,678)	(5,693)

Ending units	75,460	48,970	15,431	13,318	43,527	47,375	29,230	50,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25)	-	(97,875)	5,784,153	1,082,512	781,577	1,156,503	1,553,903
Realized gain (loss) on investments	1	-	6,575,301	7,554,193	2,506,394	3,668,505	405,060	(112,894)
Change in unrealized gain (loss) on investments	921	-	(7,037,210)	64,583,504	(5,505,137)	31,158,239	71,653	2,986,344
Reinvested capital gains	-	-	27,646,549	31,194,882	8,022,225	15,581,116	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	897	-	27,086,765	109,116,732	6,105,994	51,189,437	1,633,216	4,427,353

Equity transactions:
Purchase payments received from contract owners (note 4)	54,473	-	3,045,433	3,850,569	2,491,422	2,196,798	7,600,033	4,012,858
Transfers between funds	-	-	(14,034,343)	(5,661,280)	3,225,058	670,756	(18,253,349)	22,865,181
Redemptions (notes 2, 3, and 4)	1	-	(61,491,605)	(53,769,934)	(14,092,055)	(13,040,932)	(2,734,430)	(4,252,330)
Adjustments to maintain reserves	-	-	227	(302)	372	(404)	238	51

Net equity transactions	54,474	-	(72,480,288)	(55,580,947)	(8,375,203)	(10,173,782)	(13,387,508)	22,625,760

Net change in contract owners’ equity	55,371	-	(45,393,523)	53,535,785	(2,269,209)	41,015,655	(11,754,292)	27,053,113
Contract owners’ equity at beginning of period	-	-	751,824,542	698,288,757	242,435,051	201,419,396	49,966,508	22,913,395

Contract owners’ equity at end of period	$55,371	-	706,431,019	751,824,542	240,165,842	242,435,051	38,212,216	49,966,508

CHANGE IN UNITS:
Beginning units	-	-	48,793,019	52,660,875	16,520,109	17,237,659	4,274,867	2,224,850
Units purchased	4,129	-	818,999	712,086	2,371,669	1,851,615	2,079,781	4,751,354
Units redeemed	-	-	(5,646,868)	(4,579,942)	(2,875,395)	(2,569,165)	(3,248,883)	(2,701,337)

Ending units	4,129	-	43,965,150	48,793,019	16,016,383	16,520,109	3,105,765	4,274,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVTR3		MLVGA3		DCAP		DCAPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,788,569	3,993,879	(1,179,872)	(1,297,423)	(142,131)	(41,613)	(840,032)	(534,615)
Realized gain (loss) on investments	2,240,827	339,629	(2,674,484)	(2,037,524)	(60,083)	(89,538)	(2,765,467)	(2,399,278)
Change in unrealized gain (loss) on investments	1,051,473	18,085,961	39,833,585	38,288,560	3,349,058	4,699,214	13,851,582	18,278,513
Reinvested capital gains	19,732,303	1,220,830	19,882,654	12,719,919	2,206,248	2,863,406	7,257,727	10,390,499

Net increase (decrease) in contract owners’ equity resulting from operations	24,813,172	23,640,299	55,861,883	47,673,532	5,353,092	7,431,469	17,503,810	25,735,119

Equity transactions:
Purchase payments received from contract owners (note 4)	45,520,896	53,225,836	10,420,363	4,826,980	122,884	227,218	276,951	774,157
Transfers between funds	3,841,409	(2,507,430)	(15,557,943)	(12,065,769)	(551,097)	(591,607)	(7,954,585)	(3,417,900)
Redemptions (notes 2, 3, and 4)	(19,113,736)	(15,392,639)	(24,938,205)	(25,960,964)	(3,748,153)	(2,463,890)	(9,747,558)	(10,792,495)
Adjustments to maintain reserves	1,584	(685)	1,976	324	434	(440)	(19)	117

Net equity transactions	30,250,153	35,325,082	(30,073,809)	(33,199,429)	(4,175,932)	(2,828,719)	(17,425,211)	(13,436,121)

Net change in contract owners’ equity	55,063,325	58,965,381	25,788,074	14,474,103	1,177,160	4,602,750	78,599	12,298,998
Contract owners’ equity at beginning of period	356,599,362	297,633,981	330,339,510	315,865,407	27,411,426	22,808,676	92,175,328	79,876,330

Contract owners’ equity at end of period	$411,662,687	356,599,362	356,127,584	330,339,510	28,588,586	27,411,426	92,253,927	92,175,328

CHANGE IN UNITS:
Beginning units	33,610,292	30,210,417	18,748,962	20,772,328	747,557	835,497	2,761,476	3,195,645
Units purchased	9,569,240	8,297,527	982,941	777,100	24,363	13,670	173,526	247,357
Units redeemed	(6,928,844)	(4,897,652)	(2,734,595)	(2,800,466)	(133,319)	(101,610)	(659,775)	(681,526)

Ending units	36,250,688	33,610,292	16,997,308	18,748,962	638,601	747,557	2,275,227	2,761,476

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DGI		DSIF		DSIFS		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(71,654)	(33,475)	507,090	796,857	(189,249)	(10,809)	(87,971)	52,860
Realized gain (loss) on investments	721,633	710,612	14,942,940	10,795,996	9,563,141	10,093,791	1,492,526	1,377,602
Change in unrealized gain (loss) on investments	1,084,393	981,180	4,589,487	32,140,364	1,463,440	16,166,722	6,196,974	7,455,471
Reinvested capital gains	962,079	1,462,853	13,230,619	11,036,439	7,535,441	6,860,537	456,253	1,178,797

Net increase (decrease) in contract owners’ equity resulting from operations	2,696,451	3,121,170	33,270,136	54,769,656	18,372,773	33,110,241	8,057,782	10,064,730

Equity transactions:
Purchase payments received from contract owners (note 4)	117,588	143,836	1,943,813	1,821,937	1,192,892	1,073,020	306,011	216,926
Transfers between funds	(133,331)	(343,645)	(4,738,686)	(3,921,658)	(7,753,500)	(5,030,114)	(478,496)	(102,715)
Redemptions (notes 2, 3, and 4)	(1,541,281)	(1,245,027)	(17,003,663)	(24,429,089)	(13,396,100)	(15,523,311)	(3,298,790)	(3,669,305)
Adjustments to maintain reserves	(75)	21	3,814	(2,467)	(289)	320	240	210

Net equity transactions	(1,557,099)	(1,444,815)	(19,794,722)	(26,531,277)	(19,956,997)	(19,480,085)	(3,471,035)	(3,554,884)

Net change in contract owners’ equity	1,139,352	1,676,355	13,475,414	28,238,379	(1,584,224)	13,630,156	4,586,747	6,509,846
Contract owners’ equity at beginning of period	13,553,274	11,876,919	223,875,113	195,636,734	134,098,845	120,468,689	38,792,373	32,282,527

Contract owners’ equity at end of period	$14,692,626	13,553,274	237,350,527	223,875,113	132,514,621	134,098,845	43,379,120	38,792,373

CHANGE IN UNITS:
Beginning units	396,354	442,636	2,915,046	3,296,757	3,569,193	4,135,263	660,931	729,093
Units purchased	8,477	6,680	50,198	57,670	227,878	228,217	11,398	9,842
Units redeemed	(55,336)	(52,962)	(310,808)	(439,381)	(756,993)	(794,287)	(68,994)	(78,004)

Ending units	349,495	396,354	2,654,436	2,915,046	3,040,078	3,569,193	603,335	660,931

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVDLS		DVMCSS		DVSCS		CHSMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,342)	(11,400)	(307,364)	(377,026)	(232,822)	(378,098)	(49,712)	51,806
Realized gain (loss) on investments	(17,665)	(20,724)	(1,360,261)	(527,313)	(1,340,694)	1,870,302	-	-
Change in unrealized gain (loss) on investments	148,083	23,735	3,983,603	3,796,899	4,360,485	5,270,214	-	-
Reinvested capital gains	-	162,387	-	2,275,580	3,416,214	5,975,171	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,076	153,998	2,315,978	5,168,140	6,203,183	12,737,589	(49,712)	51,806

Equity transactions:
Purchase payments received from contract owners (note 4)	1,879	1,374	2,825,615	2,181,922	575,752	727,089	996,388	354,637
Transfers between funds	(97,576)	(66,711)	(885,733)	(320,658)	(1,143,532)	(731,981)	708,763	350,926
Redemptions (notes 2, 3, and 4)	(28,109)	(45,985)	(2,203,321)	(2,282,372)	(6,062,832)	(8,976,734)	(156,628)	(452,502)
Adjustments to maintain reserves	68	(74)	306	(43)	497	(511)	202	131

Net equity transactions	(123,738)	(111,396)	(263,133)	(421,151)	(6,630,115)	(8,982,137)	1,548,725	253,192

Net change in contract owners’ equity	338	42,602	2,052,845	4,746,989	(426,932)	3,755,452	1,499,013	304,998
Contract owners’ equity at beginning of period	840,273	797,671	33,147,670	28,400,681	68,747,841	64,992,389	5,397,812	5,092,814

Contract owners’ equity at end of period	$840,611	840,273	35,200,515	33,147,670	68,320,909	68,747,841	6,896,825	5,397,812

CHANGE IN UNITS:
Beginning units	33,308	37,666	2,526,416	2,557,928	1,588,614	1,815,204	539,381	514,302
Units purchased	3,630	1,424	684,702	378,657	199,221	145,078	976,790	328,768
Units redeemed	(8,479)	(5,782)	(687,519)	(410,169)	(338,767)	(371,668)	(823,831)	(303,689)

Ending units	28,459	33,308	2,523,599	2,526,416	1,449,068	1,588,614	692,340	539,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		DWVSVS		DWVVLS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$307,694	258,043	(240,173)	(446,215)	31,104	24,488	1,011,670	2,007,350
Realized gain (loss) on investments	(177,622)	(32,063)	(2,289,240)	779,641	(63,348)	20,077	(1,150,357)	58,158
Change in unrealized gain (loss) on investments	101,082	462,870	(728,310)	7,604,064	(113,435)	231,936	(219,735)	1,839,155
Reinvested capital gains	-	-	3,020,876	4,715,968	110,827	166,089	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	231,154	688,850	(236,847)	12,653,458	(34,852)	442,590	(358,422)	3,904,663

Equity transactions:
Purchase payments received from contract owners (note 4)	2,301,937	1,173,796	4,274,652	5,848,265	26,781	83,215	1,732,191	4,350,576
Transfers between funds	(4,749,050)	7,028,508	(10,695)	(2,277,936)	(255,355)	(119,935)	(10,147,936)	(7,616,127)
Redemptions (notes 2, 3, and 4)	(1,039,245)	(524,344)	(3,760,339)	(4,624,912)	(88,857)	(88,082)	(4,887,139)	(6,436,803)
Adjustments to maintain reserves	66	(88)	685	(460)	7	24	1,323	8,624

Net equity transactions	(3,486,292)	7,677,872	504,303	(1,055,043)	(317,424)	(124,778)	(13,301,561)	(9,693,730)

Net change in contract owners’ equity	(3,255,138)	8,366,722	267,456	11,598,415	(352,276)	317,812	(13,659,983)	(5,789,067)
Contract owners’ equity at beginning of period	11,255,887	2,889,165	60,038,318	48,439,903	2,679,199	2,361,387	68,898,595	74,687,662

Contract owners’ equity at end of period	$8,000,749	11,255,887	60,305,774	60,038,318	2,326,923	2,679,199	55,238,612	68,898,595

CHANGE IN UNITS:
Beginning units	1,015,022	299,403	3,517,430	3,576,288	138,474	145,302	6,274,991	7,168,898
Units purchased	1,224,421	1,238,925	1,217,294	1,114,377	12,200	8,803	684,584	1,523,616
Units redeemed	(1,552,041)	(523,306)	(1,078,091)	(1,173,235)	(30,155)	(15,631)	(1,959,779)	(2,417,523)

Ending units	687,402	1,015,022	3,656,633	3,517,430	120,519	138,474	4,999,796	6,274,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FQBS		FVU2S		FAMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,094	81,334	168,573	200,088	3,217	2,828	137,909	342,851
Realized gain (loss) on investments	(23,895)	(22,885)	48,716	(46,863)	539	57	566,670	181,209
Change in unrealized gain (loss) on investments	247,483	317,598	689,589	1,022,190	(7,642)	87,285	9,049,351	9,212,432
Reinvested capital gains	14,700	190	46,726	625	-	-	1,113,774	3,731,035

Net increase (decrease) in contract owners’ equity resulting from operations	310,382	376,237	953,604	1,176,040	(3,886)	90,170	10,867,704	13,467,527

Equity transactions:
Purchase payments received from contract owners (note 4)	21,036	20,562	61,146	23,521	770	2,494	613,585	571,281
Transfers between funds	357,547	(21,742)	(301,755)	(285,597)	(6,133)	19,873	(1,242,351)	(696,858)
Redemptions (notes 2, 3, and 4)	(440,862)	(546,431)	(1,023,268)	(1,387,888)	(26,003)	(27,079)	(6,295,739)	(10,186,594)
Adjustments to maintain reserves	37	(52)	151	(141)	41	(32)	968	(619)

Net equity transactions	(62,242)	(547,663)	(1,263,726)	(1,650,105)	(31,325)	(4,744)	(6,923,537)	(10,312,790)

Net change in contract owners’ equity	248,140	(171,426)	(310,122)	(474,065)	(35,211)	85,426	3,944,167	3,154,737
Contract owners’ equity at beginning of period	4,775,752	4,947,178	15,764,545	16,238,610	580,982	495,556	87,733,463	84,578,726

Contract owners’ equity at end of period	$5,023,892	4,775,752	15,454,423	15,764,545	545,771	580,982	91,677,630	87,733,463

CHANGE IN UNITS:
Beginning units	278,446	311,338	1,054,260	1,167,224	54,311	54,758	1,652,739	1,862,553
Units purchased	33,875	18,867	92,273	47,214	7,822	2,565	17,764	16,072
Units redeemed	(38,415)	(51,759)	(172,904)	(160,178)	(10,772)	(3,012)	(148,370)	(225,886)

Ending units	273,906	278,446	973,629	1,054,260	51,361	54,311	1,522,133	1,652,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FB2		FC2		FEI2		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(642,425)	1,558,145	(411,335)	(25,755)	294,829	735,428	1,126,048	1,692,492
Realized gain (loss) on investments	13,396,754	1,195,420	551,280	6,264	(2,675,167)	4,361,002	8,579,802	(287,123)
Change in unrealized gain (loss) on investments	122,874,645	77,730,304	8,648,044	712,851	4,376,038	40,048,524	(9,914,679)	41,589,850
Reinvested capital gains	9,452,230	21,546,765	91,477	-	12,727,690	19,123,335	11,340,566	17,158,685

Net increase (decrease) in contract owners’ equity resulting from operations	145,081,204	102,030,634	8,879,466	693,360	14,723,390	64,268,289	11,131,737	60,153,904

Equity transactions:
Purchase payments received from contract owners (note 4)	104,365,833	138,155,428	39,289,577	6,486,940	15,633,916	12,034,054	1,899,699	1,881,713
Transfers between funds	(22,898,646)	25,217,414	6,908,433	3,983,586	(4,582,574)	(7,908,080)	(4,945,967)	(4,812,294)
Redemptions (notes 2, 3, and 4)	(30,161,347)	(21,606,372)	(863,592)	(80,413)	(25,496,332)	(29,592,328)	(19,536,751)	(27,936,449)
Adjustments to maintain reserves	644	1,227	(86)	(51)	33	(857)	2,953	(220)

Net equity transactions	51,306,484	141,767,697	45,334,332	10,390,062	(14,444,957)	(25,467,211)	(22,580,066)	(30,867,250)

Net change in contract owners’ equity	196,387,688	243,798,331	54,213,798	11,083,422	278,433	38,801,078	(11,448,329)	29,286,654
Contract owners’ equity at beginning of period	641,316,929	397,518,598	11,083,422	-	301,864,078	263,063,000	275,190,117	245,903,463

Contract owners’ equity at end of period	$837,704,617	641,316,929	65,297,220	11,083,422	302,142,511	301,864,078	263,741,788	275,190,117

CHANGE IN UNITS:
Beginning units	46,535,382	35,320,687	271,824	-	9,856,666	10,753,975	3,079,159	3,475,394
Units purchased	13,281,483	14,636,901	1,104,643	280,639	1,391,586	1,129,697	37,975	32,202
Units redeemed	(9,365,628)	(3,422,206)	(180,144)	(8,815)	(1,837,832)	(2,027,006)	(311,515)	(428,437)

Ending units	50,451,237	46,535,382	1,196,323	271,824	9,410,420	9,856,666	2,805,619	3,079,159

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS2		FF10S		FF10S2		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(74,434)	(1,908)	(5,536)	32,723	(933,040)	1,139,449	(15,785)	45,728
Realized gain (loss) on investments	(71,482)	318,771	39,952	20,246	5,595,015	3,214,681	159,410	102,549
Change in unrealized gain (loss) on investments	2,713,016	751,782	316,076	400,445	11,286,745	17,556,636	305,179	850,711
Reinvested capital gains	1,045,404	-	226,757	201,406	11,400,157	10,164,867	486,463	492,601

Net increase (decrease) in contract owners’ equity resulting from operations	3,612,504	1,068,645	577,249	654,820	27,348,877	32,075,633	935,267	1,491,589

Equity transactions:
Purchase payments received from contract owners (note 4)	4,836,365	2,103,423	117,652	44,106	10,363,774	12,869,654	94,990	250,743
Transfers between funds	10,396,671	2,385,232	532,376	127,427	26,660,689	11,270,056	193,829	146,441
Redemptions (notes 2, 3, and 4)	(333,868)	(302,829)	(550,557)	(257,892)	(30,168,057)	(24,077,768)	(1,651,312)	(2,114,725)
Adjustments to maintain reserves	53	(109)	20	(92)	118	(171)	52	(64)

Net equity transactions	14,899,221	4,185,717	99,491	(86,451)	6,856,524	61,771	(1,362,441)	(1,717,605)

Net change in contract owners’ equity	18,511,725	5,254,362	676,740	568,369	34,205,401	32,137,404	(427,174)	(226,016)
Contract owners’ equity at beginning of period	7,957,750	2,703,388	5,019,968	4,451,599	261,706,715	229,569,311	8,546,905	8,772,921

Contract owners’ equity at end of period	$26,469,475	7,957,750	5,696,708	5,019,968	295,912,116	261,706,715	8,119,731	8,546,905

CHANGE IN UNITS:
Beginning units	759,030	328,114	286,639	290,998	14,119,750	14,151,513	466,941	567,701
Units purchased	1,419,301	1,258,556	60,662	27,445	2,974,698	1,851,400	55,626	39,661
Units redeemed	(216,464)	(827,640)	(54,305)	(31,804)	(2,672,151)	(1,883,163)	(131,354)	(140,421)

Ending units	1,961,867	759,030	292,996	286,639	14,422,297	14,119,750	391,213	466,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF20S2		FF30S		FF30S2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,681,708)	1,191,560	(17,671)	80,399	(398,696)	95,768	(7,079,885)	(5,924,342)
Realized gain (loss) on investments	7,938,773	10,103,519	264,049	363,304	833,188	642,056	12,923,529	6,112,922
Change in unrealized gain (loss) on investments	19,401,813	33,431,865	1,108,798	1,629,073	6,265,560	9,986,751	118,042,821	81,987,671
Reinvested capital gains	23,282,960	22,189,642	667,285	424,168	3,439,449	2,342,284	44,077,475	24,651,354

Net increase (decrease) in contract owners’ equity resulting from operations	48,941,838	66,916,586	2,022,461	2,496,944	10,139,501	13,066,859	167,963,940	106,827,605

Equity transactions:
Purchase payments received from contract owners (note 4)	3,710,881	4,358,055	608,759	757,846	6,073,449	4,902,139	80,012,857	30,514,729
Transfers between funds	(2,874,278)	(717,213)	264,893	366,010	(1,012,722)	520,483	(35,744,238)	(11,164,255)
Redemptions (notes 2, 3, and 4)	(35,591,691)	(46,742,011)	(912,580)	(1,303,919)	(4,657,233)	(7,184,811)	(36,471,301)	(39,725,779)
Adjustments to maintain reserves	26	(16)	33	1	300	(336)	682	(973)

Net equity transactions	(34,755,062)	(43,101,185)	(38,895)	(180,062)	403,794	(1,762,525)	7,798,000	(20,376,278)

Net change in contract owners’ equity	14,186,776	23,815,401	1,983,566	2,316,882	10,543,295	11,304,334	175,761,940	86,451,327
Contract owners’ equity at beginning of period	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306	426,854,619	340,403,292

Contract owners’ equity at end of period	$422,343,896	408,157,120	15,635,658	13,652,092	81,723,935	71,180,640	602,616,559	426,854,619

CHANGE IN UNITS:
Beginning units	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498	10,118,386	10,652,368
Units purchased	785,085	1,022,265	85,970	96,957	411,224	373,317	3,102,838	1,898,725
Units redeemed	(2,491,487)	(3,327,547)	(90,047)	(110,340)	(417,462)	(474,210)	(3,080,555)	(2,432,707)

Ending units	18,407,215	20,113,617	690,190	694,267	3,249,367	3,255,605	10,140,669	10,118,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGP		FHIP		FIGBP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,411,147	8,272,130	(5,654,076)	(4,168,574)	1,212,476	1,394,752	6,554,457	9,392,999
Realized gain (loss) on investments	880,094	1,230,094	31,571,724	31,640,192	(816,619)	(393,199)	2,431,547	(1,833,859)
Change in unrealized gain (loss) on investments	22,995,021	58,950,274	95,922,433	56,539,514	(107,392)	3,765,049	53,978,591	46,333,027
Reinvested capital gains	24,600,061	31,114,208	42,663,530	24,159,048	-	-	337,730	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,886,323	99,566,706	164,503,611	108,170,180	288,465	4,766,602	63,302,325	53,892,167

Equity transactions:
Purchase payments received from contract owners (note 4)	79,200,094	111,327,713	2,545,670	3,255,207	278,090	555,725	99,115,438	132,763,863
Transfers between funds	2,969,829	27,321,875	(5,143,954)	(5,074,480)	(743,139)	(25,113)	40,553,320	11,953,340
Redemptions (notes 2, 3, and 4)	(18,581,583)	(14,420,418)	(34,547,196)	(39,481,277)	(2,965,155)	(4,488,734)	(49,584,847)	(44,651,860)
Adjustments to maintain reserves	93	5,141	8,899	490	431	(19)	(251)	139

Net equity transactions	63,588,433	124,234,311	(37,136,581)	(41,300,060)	(3,429,773)	(3,958,141)	90,083,660	100,065,482

Net change in contract owners’ equity	115,474,756	223,801,017	127,367,030	66,870,120	(3,141,308)	808,461	153,385,985	153,957,649
Contract owners’ equity at beginning of period	526,717,527	302,916,510	413,686,212	346,816,092	37,133,888	36,325,427	815,002,840	661,045,191

Contract owners’ equity at end of period	$642,192,283	526,717,527	541,053,242	413,686,212	33,992,580	37,133,888	968,388,825	815,002,840

CHANGE IN UNITS:
Beginning units	35,508,567	26,122,667	2,727,202	3,027,532	912,609	1,021,563	51,919,394	45,562,385
Units purchased	11,581,988	13,586,112	77,622	42,988	100,263	80,640	16,803,606	13,922,740
Units redeemed	(6,338,459)	(4,200,212)	(288,521)	(343,318)	(189,585)	(189,594)	(11,619,102)	(7,565,731)

Ending units	40,752,096	35,508,567	2,516,303	2,727,202	823,287	912,609	57,103,898	51,919,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FMC2		FMCS		FNRS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$122,587	185,413	(2,392,220)	(2,048,750)	(107,678)	(88,717)	389,979	115,141
Realized gain (loss) on investments	155,323	16,513	(5,258,998)	132,747	(475,616)	16,259	(16,024,519)	(5,619,277)
Change in unrealized gain (loss) on investments	827,564	795,511	45,398,980	19,921,547	2,733,253	1,429,815	(3,474,100)	10,378,292
Reinvested capital gains	5,425	-	-	27,098,459	-	1,844,366	-	42,282

Net increase (decrease) in contract owners’ equity resulting from operations	1,110,899	997,437	37,747,762	45,104,003	2,149,959	3,201,723	(19,108,640)	4,916,438

Equity transactions:
Purchase payments received from contract owners (note 4)	244,010	192,959	1,832,622	2,308,149	285,085	328,352	2,697,530	3,047,920
Transfers between funds	2,596,937	2,289,414	(12,420,468)	2,963,502	(1,076,206)	(438,821)	1,443,803	(1,379,579)
Redemptions (notes 2, 3, and 4)	(2,050,631)	(1,597,976)	(20,774,762)	(25,682,161)	(1,466,190)	(1,817,718)	(4,325,508)	(7,046,678)
Adjustments to maintain reserves	(339)	588	(115)	(651)	52	(12)	368	546

Net equity transactions	789,977	884,985	(31,362,723)	(20,411,161)	(2,257,259)	(1,928,199)	(183,807)	(5,377,791)

Net change in contract owners’ equity	1,900,876	1,882,422	6,385,039	24,692,842	(107,300)	1,273,524	(19,292,447)	(461,353)
Contract owners’ equity at beginning of period	14,031,105	12,148,683	235,370,533	210,677,691	16,601,354	15,327,830	61,199,263	61,660,616

Contract owners’ equity at end of period	$15,931,981	14,031,105	241,755,572	235,370,533	16,494,054	16,601,354	41,906,816	61,199,263

CHANGE IN UNITS:
Beginning units	884,903	827,555	5,073,669	5,517,742	763,210	857,905	4,651,695	5,084,672
Units purchased	266,597	223,214	707,153	657,473	31,539	23,514	2,771,297	836,577
Units redeemed	(219,469)	(165,866)	(1,289,462)	(1,101,546)	(143,616)	(118,209)	(2,595,066)	(1,269,554)

Ending units	932,031	884,903	4,491,360	5,073,669	651,133	763,210	4,827,926	4,651,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FO2		FOP		FRESS2		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,179,993)	(53,347)	(427,271)	185,981	42,539	10,330	(3,558)	8,454
Realized gain (loss) on investments	1,346,325	527,688	2,046,992	264,456	(434,576)	613,503	(176,123)	141,326
Change in unrealized gain (loss) on investments	11,914,755	17,367,722	4,608,547	9,153,417	(786,567)	616,391	114,317	535,939
Reinvested capital gains	394,022	3,542,648	223,482	1,802,471	346,315	119,367	183,590	370,679

Net increase (decrease) in contract owners’ equity resulting from operations	12,475,109	21,384,711	6,451,750	11,406,325	(832,289)	1,359,591	118,226	1,056,398

Equity transactions:
Purchase payments received from contract owners (note 4)	3,695,396	4,979,850	356,602	395,313	2,012,227	2,800,441	30,879	36,299
Transfers between funds	(5,448,641)	(5,116,469)	(1,153,638)	(574,556)	(1,620,875)	1,034,777	(175,456)	(106,393)
Redemptions (notes 2, 3, and 4)	(7,277,874)	(8,761,465)	(3,732,191)	(4,721,758)	(549,813)	(729,367)	(233,242)	(504,069)
Adjustments to maintain reserves	307	(1,005)	4,324	(562)	120	(111)	64	(104)

Net equity transactions	(9,030,812)	(8,899,089)	(4,524,903)	(4,901,563)	(158,341)	3,105,740	(377,755)	(574,267)

Net change in contract owners’ equity	3,444,297	12,485,622	1,926,847	6,504,762	(990,630)	4,465,331	(259,529)	482,131
Contract owners’ equity at beginning of period	97,608,720	85,123,098	52,253,815	45,749,053	9,190,357	4,725,026	3,882,954	3,400,823

Contract owners’ equity at end of period	$101,053,017	97,608,720	54,180,662	52,253,815	8,199,727	9,190,357	3,623,425	3,882,954

CHANGE IN UNITS:
Beginning units	3,623,703	3,960,462	1,360,073	1,502,540	666,837	412,769	130,997	152,249
Units purchased	411,609	512,929	23,533	23,245	296,197	864,013	11,356	17,775
Units redeemed	(731,295)	(849,688)	(148,873)	(165,712)	(318,659)	(609,945)	(27,727)	(39,027)

Ending units	3,304,017	3,623,703	1,234,733	1,360,073	644,375	666,837	114,626	130,997

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,000)	67	229,464	(40,416)	(66,897)	1,596,086	6,082,515	5,750,920
Realized gain (loss) on investments	79,333	289,174	505,950	131,287	(7,581,609)	(1,099,522)	(4,140,984)	(1,876,271)
Change in unrealized gain (loss) on investments	(51,309)	621,534	133,488	1,958,989	(7,827,403)	7,814,328	(8,446,562)	(3,306,061)
Reinvested capital gains	242,694	488,669	219,442	-	22,886,178	5,567,784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,718	1,399,444	1,088,344	2,049,860	7,410,269	13,878,676	(6,505,031)	568,588

Equity transactions:
Purchase payments received from contract owners (note 4)	55,612	96,782	76,314	81,300	3,082,153	3,133,185	1,970,134	1,864,745
Transfers between funds	(31,179)	(65,388)	(969,992)	(292,128)	(5,132,409)	(1,514,091)	(4,573,274)	(3,481,159)
Redemptions (notes 2, 3, and 4)	(442,903)	(920,819)	(710,236)	(816,812)	(6,913,986)	(8,166,311)	(8,373,534)	(9,259,359)
Adjustments to maintain reserves	(250)	(42)	151	(195)	51	164	832	(50)

Net equity transactions	(418,720)	(889,467)	(1,603,763)	(1,027,835)	(8,964,191)	(6,547,053)	(10,975,842)	(10,875,823)

Net change in contract owners’ equity	(164,002)	509,977	(515,419)	1,022,025	(1,553,922)	7,331,623	(17,480,873)	(10,307,235)
Contract owners’ equity at beginning of period	5,213,386	4,703,409	9,772,585	8,750,560	86,937,569	79,605,946	99,297,262	109,604,497

Contract owners’ equity at end of period	$5,049,384	5,213,386	9,257,166	9,772,585	85,383,647	86,937,569	81,816,389	99,297,262

CHANGE IN UNITS:
Beginning units	126,904	151,463	795,837	889,456	5,922,543	6,404,078	10,542,396	11,681,077
Units purchased	7,592	7,398	48,613	84,418	635,283	414,497	985,446	830,317
Units redeemed	(19,130)	(31,957)	(192,023)	(178,037)	(1,267,716)	(896,032)	(2,229,270)	(1,968,998)

Ending units	115,366	126,904	652,427	795,837	5,290,110	5,922,543	9,298,572	10,542,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS2		FTVMD2		FTVRD2		FTVSI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,635,775	8,797,574	19,311	15,067	(58,667)	(73,670)	60,206	69,125
Realized gain (loss) on investments	(9,642,551)	418,114	(183,482)	(35,391)	890,222	1,876,192	1,677	(743)
Change in unrealized gain (loss) on investments	(4,330,879)	17,919,804	52,548	160,573	1,536,152	1,028,864	(8,872)	28,316
Reinvested capital gains	169,774	3,796,198	19,464	130,381	1,651,377	5,242,003	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,167,881)	30,931,690	(92,159)	270,630	4,019,084	8,073,389	53,011	96,698

Equity transactions:
Purchase payments received from contract owners (note 4)	6,797,487	7,134,017	27,673	131,769	663,579	142,778	12,424	-
Transfers between funds	(12,854,951)	(8,371,904)	(208,344)	(45,630)	(1,480,031)	(1,265,188)	119,120	263,985
Redemptions (notes 2, 3, and 4)	(17,871,532)	(20,732,607)	(248,850)	(58,088)	(5,406,750)	(3,756,813)	(9,105)	(26,401)
Adjustments to maintain reserves	294	21	(12)	4	(16)	53	12	(11)

Net equity transactions	(23,928,702)	(21,970,473)	(429,533)	28,055	(6,223,218)	(4,879,170)	122,451	237,573

Net change in contract owners’ equity	(29,096,583)	8,961,217	(521,692)	298,685	(2,204,134)	3,194,219	175,462	334,271
Contract owners’ equity at beginning of period	234,370,094	225,408,877	1,423,693	1,125,008	34,367,446	31,173,227	1,518,227	1,183,956

Contract owners’ equity at end of period	$205,273,511	234,370,094	902,001	1,423,693	32,163,312	34,367,446	1,693,689	1,518,227

CHANGE IN UNITS:
Beginning units	13,162,556	14,462,828	92,937	90,901	884,745	1,023,109	133,696	112,176
Units purchased	2,790,097	1,209,923	16,202	14,839	30,248	18,544	25,982	24,140
Units redeemed	(4,359,145)	(2,510,195)	(47,229)	(12,803)	(189,998)	(156,908)	(15,068)	(2,620)

Ending units	11,593,508	13,162,556	61,910	92,937	724,995	884,745	144,610	133,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		TIF2		GVGMNS		GVMSAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,815	(331,083)	462,140	65,863	(130,083)	(19,536)	11,611	28,628
Realized gain (loss) on investments	(8,019,412)	(6,881,550)	(1,726,209)	(1,312,523)	(9,595)	114,046	(6,493)	99
Change in unrealized gain (loss) on investments	8,027,291	11,151,631	745,350	3,849,551	199,596	498,807	83,033	18,113
Reinvested capital gains	4,481,966	12,970,972	-	288,506	140,736	437,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,552,660	16,909,970	(518,719)	2,891,397	200,654	1,030,951	88,151	46,840

Equity transactions:
Purchase payments received from contract owners (note 4)	360,534	439,586	201,465	120,907	86,449	101,290	392,502	339,886
Transfers between funds	1,334,463	(1,351,421)	923,747	742,839	(509,709)	(1,579,720)	31,405	834,670
Redemptions (notes 2, 3, and 4)	(7,957,814)	(8,868,280)	(2,504,789)	(3,085,813)	(358,359)	(812,029)	(177,577)	(27,188)
Adjustments to maintain reserves	(7)	(28)	373	(324)	94	(158)	41	(22)

Net equity transactions	(6,262,824)	(9,780,143)	(1,379,204)	(2,222,391)	(781,525)	(2,290,617)	246,371	1,147,346

Net change in contract owners’ equity	(1,710,164)	7,129,827	(1,897,923)	669,006	(580,871)	(1,259,666)	334,522	1,194,186
Contract owners’ equity at beginning of period	78,834,487	71,704,660	28,327,657	27,658,651	10,483,665	11,743,331	1,625,373	431,187

Contract owners’ equity at end of period	$77,124,323	78,834,487	26,429,734	28,327,657	9,902,794	10,483,665	1,959,895	1,625,373

CHANGE IN UNITS:
Beginning units	1,819,674	2,065,774	1,265,143	1,368,003	818,810	1,013,151	161,311	45,915
Units purchased	319,406	167,079	154,535	96,404	40,394	42,841	52,919	118,159
Units redeemed	(420,714)	(413,179)	(207,064)	(199,264)	(103,846)	(237,182)	(29,356)	(2,763)

Ending units	1,718,366	1,819,674	1,212,614	1,265,143	755,358	818,810	184,874	161,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVSSCS		RSRF		RVARS		ACEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,036)	(1,784)	30	11	(46,747)	99,875	(74,161)	(67,260)
Realized gain (loss) on investments	(76,049)	(81,869)	(34)	(43)	289,738	86,467	231,865	163,904
Change in unrealized gain (loss) on investments	93,322	225,568	316	342	531,346	284,904	1,090,134	563,225
Reinvested capital gains	6,194	11,266	-	-	-	-	407,683	683,909

Net increase (decrease) in contract owners’ equity resulting from operations	21,431	153,181	312	310	774,337	471,246	1,655,521	1,343,778

Equity transactions:
Purchase payments received from contract owners (note 4)	28,251	39,328	-	-	78,463	86,385	99,060	14,648
Transfers between funds	(68,308)	(204,957)	377	657	35,743	(245,460)	265,090	(90,376)
Redemptions (notes 2, 3, and 4)	(12,930)	(169,368)	-	-	(1,025,216)	(1,066,594)	(531,783)	(556,007)
Adjustments to maintain reserves	41	5	(2)	2	306	(224)	224	(121)

Net equity transactions	(52,946)	(334,992)	375	659	(910,704)	(1,225,893)	(167,409)	(631,856)

Net change in contract owners’ equity	(31,515)	(181,811)	687	969	(136,367)	(754,647)	1,488,112	711,922
Contract owners’ equity at beginning of period	543,956	725,767	6,202	5,233	13,888,315	14,642,962	4,737,817	4,025,895

Contract owners’ equity at end of period	$512,441	543,956	6,889	6,202	13,751,948	13,888,315	6,225,929	4,737,817

CHANGE IN UNITS:
Beginning units	27,823	45,953	637	565	1,412,374	1,539,831	202,090	231,155
Units purchased	5,076	5,594	51	90	498,636	97,764	72,151	26,065
Units redeemed	(8,590)	(23,724)	(11)	(18)	(586,378)	(225,221)	(84,770)	(55,130)

Ending units	24,309	27,823	677	637	1,324,632	1,412,374	189,471	202,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA1		IVMCC2		OVAG		OVAG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,408	(918)	(164,906)	(210,144)	(158,608)	(145,240)	(147,708)	-
Realized gain (loss) on investments	(3,006)	(6,584)	(642,523)	(527,815)	59,769	245,559	566,470	-
Change in unrealized gain (loss) on investments	(2,822)	34,988	(797,148)	2,095,074	3,295,764	1,844,169	5,243,073	-
Reinvested capital gains	10,512	-	2,854,756	1,579,235	987,369	1,343,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,092	27,486	1,250,179	2,936,350	4,184,294	3,288,067	5,661,835	-

Equity transactions:
Purchase payments received from contract owners (note 4)	51,717	-	183,517	23,338	218,062	152,929	7,337	-
Transfers between funds	69	731	(1,014)	(2,887)	(638,773)	710,234	12,644,905	-
Redemptions (notes 2, 3, and 4)	(9,927)	(24,268)	(1,150,421)	(755,604)	(1,114,089)	(1,018,964)	(925,059)	-
Adjustments to maintain reserves	1	3	267	(308)	45	(93)	(193,218)	-

Net equity transactions	41,860	(23,534)	(967,651)	(735,461)	(1,534,755)	(155,894)	11,533,965	-

Net change in contract owners’ equity	61,952	3,952	282,528	2,200,889	2,649,539	3,132,173	17,195,800	-
Contract owners’ equity at beginning of period	201,364	197,412	15,003,231	12,802,342	12,110,594	8,978,421	-	-

Contract owners’ equity at end of period	$263,316	201,364	15,285,759	15,003,231	14,760,133	12,110,594	17,195,800	-

CHANGE IN UNITS:
Beginning units	15,517	17,442	923,919	968,161	815,351	831,417	-	-
Units purchased	3,755	58	124,849	72,379	68,245	138,718	1,454,361	-
Units redeemed	(792)	(1,983)	(169,968)	(116,621)	(168,080)	(154,784)	(280,335)	-

Ending units	18,480	15,517	878,800	923,919	715,516	815,351	1,174,026	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVB		OVGI		OVGIS		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$305,098	324,766	21,050	(22,365)	(657,823)	(1,322,494)	(809,766)	(542,373)
Realized gain (loss) on investments	305,879	145,032	(296,627)	25,910	(87,790)	13,057,985	1,562,636	9,260,073
Change in unrealized gain (loss) on investments	673,017	780,631	425,649	1,103,086	4,591,120	5,536,661	25,844,807	5,981,307
Reinvested capital gains	-	-	1,052,285	1,822,125	16,499,165	29,929,637	4,601,117	18,480,518

Net increase (decrease) in contract owners’ equity resulting from operations	1,283,994	1,250,429	1,202,357	2,928,756	20,344,672	47,201,789	31,198,794	33,179,525

Equity transactions:
Purchase payments received from contract owners (note 4)	280,717	175,951	316,883	352,819	4,283,744	4,259,912	973,946	1,013,852
Transfers between funds	2,374,467	(173,694)	(451,853)	65,773	(14,548,227)	(3,146,731)	(3,772,389)	(3,242,625)
Redemptions (notes 2, 3, and 4)	(1,859,226)	(2,131,409)	(973,629)	(1,605,426)	(17,295,787)	(21,175,795)	(10,866,285)	(13,885,861)
Adjustments to maintain reserves	78	(8)	32	(105)	1,214	(255)	(77)	32

Net equity transactions	796,036	(2,129,160)	(1,108,567)	(1,186,939)	(27,559,056)	(20,062,869)	(13,664,805)	(16,114,602)

Net change in contract owners’ equity	2,080,030	(878,731)	93,790	1,741,817	(7,214,384)	27,138,920	17,533,989	17,064,923
Contract owners’ equity at beginning of period	15,402,935	16,281,666	11,737,375	9,995,558	188,963,813	161,824,893	133,230,682	116,165,759

Contract owners’ equity at end of period	$17,482,965	15,402,935	11,831,165	11,737,375	181,749,429	188,963,813	150,764,671	133,230,682

CHANGE IN UNITS:
Beginning units	696,890	792,366	512,894	569,239	5,494,477	6,094,730	1,606,006	1,827,157
Units purchased	142,422	27,494	49,247	41,011	449,138	730,785	26,972	25,866
Units redeemed	(125,504)	(122,970)	(102,390)	(97,356)	(1,226,977)	(1,331,038)	(188,658)	(247,017)

Ending units	713,808	696,890	459,751	512,894	4,716,638	5,494,477	1,444,320	1,606,006

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIG		OVIGS		OVMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,296,464)	(1,063,723)	6,957	9,063	(526,613)	(474,865)	175,766	213,609
Realized gain (loss) on investments	1,035,373	(635,655)	1,877	3,933	1,209,804	323,135	453,668	(88,918)
Change in unrealized gain (loss) on investments	24,055,564	13,483,731	265,888	282,821	9,690,848	10,222,603	1,752,022	2,977,265
Reinvested capital gains	4,280,138	18,439,810	20,852	78,188	759,632	2,694,175	542,875	374,032

Net increase (decrease) in contract owners’ equity resulting from operations	28,074,611	30,224,163	295,574	374,005	11,133,671	12,765,048	2,924,331	3,475,988

Equity transactions:
Purchase payments received from contract owners (note 4)	4,994,833	4,812,964	28,316	101,417	5,223,899	4,448,564	102,242	259,440
Transfers between funds	(11,153,015)	(3,479,061)	(144,693)	(17,173)	(6,590,724)	104,629	701,869	(238,619)
Redemptions (notes 2, 3, and 4)	(11,199,118)	(10,604,024)	(161,553)	(44,667)	(3,035,104)	(3,214,678)	(1,886,640)	(3,132,199)
Adjustments to maintain reserves	559	(16)	16	3	321	(360)	(33)	148

Net equity transactions	(17,356,741)	(9,270,137)	(277,914)	39,580	(4,401,608)	1,338,155	(1,082,562)	(3,111,230)

Net change in contract owners’ equity	10,717,870	20,954,026	17,660	413,585	6,732,063	14,103,203	1,841,769	364,758
Contract owners’ equity at beginning of period	126,494,146	105,540,120	1,722,366	1,308,781	61,577,746	47,474,543	23,247,612	22,882,854

Contract owners’ equity at end of period	$137,212,016	126,494,146	1,740,026	1,722,366	68,309,809	61,577,746	25,089,381	23,247,612

CHANGE IN UNITS:
Beginning units	2,963,169	3,193,358	124,703	121,300	5,652,376	5,495,598	618,103	706,855
Units purchased	175,409	489,662	9,729	16,324	871,867	1,094,375	37,474	8,556
Units redeemed	(581,537)	(719,851)	(30,194)	(12,921)	(1,265,647)	(937,597)	(67,970)	(97,308)

Ending units	2,557,041	2,963,169	104,238	124,703	5,258,596	5,652,376	587,607	618,103

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,126	38,091	199,243	118,248	(31,574)	(61,329)	(1,121,143)	(1,517,736)
Realized gain (loss) on investments	(17,126)	(7,696)	(213,158)	(121,219)	(88,357)	(244,991)	(4,043,072)	(1,306,249)
Change in unrealized gain (loss) on investments	(29,481)	107,139	22,433	544,338	804,879	954,808	22,821,279	14,523,402
Reinvested capital gains	-	-	-	-	63,548	531,307	1,365,685	9,136,201

Net increase (decrease) in contract owners’ equity resulting from operations	20,519	137,534	8,518	541,367	748,496	1,179,795	19,022,749	20,835,618

Equity transactions:
Purchase payments received from contract owners (note 4)	43,814	95,229	9,209	41,922	82,041	170,919	4,706,038	4,228,781
Transfers between funds	(122,065)	216,963	(646,561)	(43,837)	(86,328)	(407,718)	(4,740,638)	1,041,515
Redemptions (notes 2, 3, and 4)	(82,805)	(178,075)	(649,612)	(930,178)	(392,046)	(1,267,711)	(7,464,958)	(9,030,954)
Adjustments to maintain reserves	39	(32)	166	(173)	59	(31)	(38,614)	36

Net equity transactions	(161,017)	134,085	(1,286,798)	(932,266)	(396,274)	(1,504,541)	(7,538,172)	(3,760,622)

Net change in contract owners’ equity	(140,498)	271,619	(1,278,280)	(390,899)	352,222	(324,746)	11,484,577	17,074,996
Contract owners’ equity at beginning of period	1,696,709	1,425,090	5,970,544	6,361,443	5,101,238	5,425,984	102,535,833	85,460,837

Contract owners’ equity at end of period	$1,556,211	1,696,709	4,692,264	5,970,544	5,453,460	5,101,238	114,020,410	102,535,833

CHANGE IN UNITS:
Beginning units	152,056	139,910	550,096	639,787	221,936	294,895	2,265,629	2,344,905
Units purchased	9,950	31,913	24,336	30,231	48,201	16,690	536,662	298,240
Units redeemed	(25,377)	(19,767)	(147,883)	(119,922)	(69,647)	(89,649)	(661,685)	(377,516)

Ending units	136,629	152,056	426,549	550,096	200,490	221,936	2,140,606	2,265,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRENG		WRHIP		WRMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$367,147	545,123	635	(24)	3,570,480	3,908,145	(2,200,444)	(1,784,952)
Realized gain (loss) on investments	(4,566,119)	(9,101,876)	(35,366)	(489)	(1,705,862)	270,893	7,631,430	4,210,081
Change in unrealized gain (loss) on investments	17,109,228	29,568,535	5,269	237	102,078	2,905,154	42,291,200	12,048,222
Reinvested capital gains	2,270,084	5,896,850	-	-	-	-	9,533,362	17,779,311

Net increase (decrease) in contract owners’ equity resulting from operations	15,180,340	26,908,632	(29,462)	(276)	1,966,696	7,084,192	57,255,548	32,252,662

Equity transactions:
Purchase payments received from contract owners (note 4)	1,349,260	1,843,172	-	7,405	768,664	981,568	26,864,373	12,040,686
Transfers between funds	(7,546,461)	(7,931,893)	72,534	1,391	(5,945,460)	(6,679,649)	(5,835,398)	3,740,928
Redemptions (notes 2, 3, and 4)	(14,649,051)	(12,631,736)	(271)	(999)	(5,831,060)	(7,467,747)	(10,095,898)	(8,600,270)
Adjustments to maintain reserves	287	371	(4)	(3)	448	(516)	(138)	64

Net equity transactions	(20,845,965)	(18,720,086)	72,259	7,794	(11,007,408)	(13,166,344)	10,932,939	7,181,408

Net change in contract owners’ equity	(5,665,625)	8,188,546	42,797	7,518	(9,040,712)	(6,082,152)	68,188,487	39,434,070
Contract owners’ equity at beginning of period	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763	128,785,824	89,351,754

Contract owners’ equity at end of period	$146,144,790	151,810,415	52,658	9,861	64,032,899	73,073,611	196,974,311	128,785,824

CHANGE IN UNITS:
Beginning units	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517	5,847,898	5,510,204
Units purchased	256,130	234,010	25,512	1,301	313,401	538,582	2,317,035	2,383,800
Units redeemed	(1,490,630)	(1,396,912)	(14,079)	(154)	(1,167,696)	(1,532,647)	(2,079,687)	(2,046,106)

Ending units	7,535,428	8,769,928	12,952	1,519	4,488,157	5,342,452	6,085,246	5,847,898

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$85	533	25,696	21,589	490,386	1,051,536	46,103	136,298
Realized gain (loss) on investments	(13)	(809)	(25,069)	6,255	(3,252,231)	(1,314,170)	7,031	(43,052)
Change in unrealized gain (loss) on investments	205	1,648	198,896	77,498	2,377,373	4,530,873	(158,979)	620,476
Reinvested capital gains	1,245	1,981	126,453	66,515	4,538,221	4,189,120	474,065	507,353

Net increase (decrease) in contract owners’ equity resulting from operations	1,522	3,353	325,976	171,857	4,153,749	8,457,359	368,220	1,221,075

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,075,363	715,612	150	151,800
Transfers between funds	101	(13,372)	1,875,608	1,301,233	(1,769,106)	(1,136,978)	910	(3,167)
Redemptions (notes 2, 3, and 4)	-	-	(541,764)	(1,649,787)	(9,793,058)	(8,881,496)	(1,152,628)	(3,428,075)
Adjustments to maintain reserves	(1)	(9)	(28)	3	23	4	(5)	-

Net equity transactions	100	(13,381)	1,333,816	(348,551)	(10,486,778)	(9,302,858)	(1,151,573)	(3,279,442)

Net change in contract owners’ equity	1,622	(10,028)	1,659,792	(176,694)	(6,333,029)	(845,499)	(783,353)	(2,058,367)
Contract owners’ equity at beginning of period	9,996	20,024	1,109,891	1,286,585	42,643,759	43,489,258	5,519,034	7,577,401

Contract owners’ equity at end of period	$11,618	9,996	2,769,683	1,109,891	36,310,730	42,643,759	4,735,681	5,519,034

CHANGE IN UNITS:
Beginning units	567	1,382	64,536	85,500	1,964,771	2,422,804	376,811	614,350
Units purchased	6	8	110,688	79,101	81,894	36,363	1,239	11,310
Units redeemed	-	(823)	(31,709)	(100,065)	(587,545)	(494,396)	(81,847)	(248,849)

Ending units	573	567	143,515	64,536	1,459,120	1,964,771	296,203	376,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,438	96,857	16,923	21,636	37,415	71,271	277,227	516,479
Realized gain (loss) on investments	(73,491)	(47,956)	(27,652)	382	34,959	31,444	(960,526)	(582,073)
Change in unrealized gain (loss) on investments	181,502	378,811	11,174	130,238	(36,460)	456,762	853,926	2,146,174
Reinvested capital gains	440,615	324,288	99,825	76,704	328,787	240,599	2,123,320	1,885,863

Net increase (decrease) in contract owners’ equity resulting from operations	621,064	752,000	100,270	228,960	364,701	800,076	2,293,947	3,966,443

Equity transactions:
Purchase payments received from contract owners (note 4)	-	21,300	10,000	-	-	111,910	14,600	74,760
Transfers between funds	(162)	78	(121,727)	6,188	(93,506)	(90,775)	(164,771)	(157,784)
Redemptions (notes 2, 3, and 4)	(428,664)	(328,605)	(453,984)	(71,757)	(512,043)	(976,595)	(4,080,394)	(5,033,405)
Adjustments to maintain reserves	(23)	(13)	2	(15)	5	(7)	(56,962)	(23)

Net equity transactions	(428,849)	(307,240)	(565,709)	(65,584)	(605,544)	(955,467)	(4,287,527)	(5,116,452)

Net change in contract owners’ equity	192,215	444,760	(465,439)	163,376	(240,843)	(155,391)	(1,993,580)	(1,150,009)
Contract owners’ equity at beginning of period	5,153,543	4,708,783	1,782,768	1,619,392	5,004,356	5,159,747	21,895,578	23,045,587

Contract owners’ equity at end of period	$5,345,758	5,153,543	1,317,329	1,782,768	4,763,513	5,004,356	19,901,998	21,895,578

CHANGE IN UNITS:
Beginning units	275,259	292,690	132,892	138,108	355,682	427,741	1,090,124	1,360,385
Units purchased	13	1,239	1,034	504	251	8,211	3,408	11,191
Units redeemed	(22,727)	(18,670)	(43,908)	(5,720)	(43,742)	(80,270)	(220,820)	(281,452)

Ending units	252,545	275,259	90,018	132,892	312,191	355,682	872,712	1,090,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPICB2		JPMMV1		JABS		JACAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,301	(1,339)	14,172	34,399	28,692	44,938	(1,814,759)	(1,936,068)
Realized gain (loss) on investments	14,009	2	(386,443)	118,786	427,770	645,292	6,413,198	1,789,884
Change in unrealized gain (loss) on investments	340,235	(2,261)	(583,347)	1,561,087	564,318	926,686	29,872,031	28,255,755
Reinvested capital gains	-	-	552,718	762,979	139,006	277,055	11,065,723	11,323,419

Net increase (decrease) in contract owners’ equity resulting from operations	356,545	(3,598)	(402,900)	2,477,251	1,159,786	1,893,971	45,536,193	39,432,990

Equity transactions:
Purchase payments received from contract owners (note 4)	13,944,823	1,291,910	129,599	158,614	25,727	82,433	608,677	1,252,423
Transfers between funds	2,291,413	25,410	(916,834)	(446,346)	44,340	(45,485)	(12,786,627)	(5,520,557)
Redemptions (notes 2, 3, and 4)	(270,029)	(839)	(786,593)	(1,407,157)	(913,440)	(1,711,649)	(14,139,920)	(13,883,996)
Adjustments to maintain reserves	16	5	95	(40)	112	(50)	402	(119)

Net equity transactions	15,966,223	1,316,486	(1,573,733)	(1,694,929)	(843,261)	(1,674,751)	(26,317,468)	(18,152,249)

Net change in contract owners’ equity	16,322,768	1,312,888	(1,976,633)	782,322	316,525	219,220	19,218,725	21,280,741
Contract owners’ equity at beginning of period	1,312,888	-	11,261,759	10,479,437	9,799,803	9,580,583	138,668,223	117,387,482

Contract owners’ equity at end of period	$17,635,656	1,312,888	9,285,126	11,261,759	10,116,328	9,799,803	157,886,948	138,668,223

CHANGE IN UNITS:
Beginning units	131,850	-	332,614	387,327	313,524	395,535	3,296,707	3,720,030
Units purchased	1,622,252	131,934	9,347	15,773	14,533	21,451	270,847	347,517
Units redeemed	(86,338)	(84)	(64,999)	(70,486)	(54,357)	(103,462)	(817,341)	(770,840)

Ending units	1,667,764	131,850	276,962	332,614	273,700	313,524	2,750,213	3,296,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFBS		JAGTS		JAIGS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$702,888	875,472	(3,051,450)	(1,736,316)	(83,145)	125,703	(8,826)	(8,366)
Realized gain (loss) on investments	307,619	(189,654)	19,133,585	9,718,366	(1,425,501)	(1,752,298)	7,303	119,527
Change in unrealized gain (loss) on investments	4,742,566	3,935,450	45,789,129	33,319,039	5,767,855	9,455,308	170,784	359,970
Reinvested capital gains	-	-	18,176,029	9,940,454	-	-	161,114	130,202

Net increase (decrease) in contract owners’ equity resulting from operations	5,753,073	4,621,268	80,047,293	51,241,543	4,259,209	7,828,713	330,375	601,333

Equity transactions:
Purchase payments received from contract owners (note 4)	10,896,970	6,332,029	26,624,992	11,924,218	462,362	859,879	303,132	169,763
Transfers between funds	11,066,732	(3,047,781)	(11,804,159)	1,670,886	(1,949,031)	(1,238,914)	(298,124)	(436,341)
Redemptions (notes 2, 3, and 4)	(4,722,091)	(4,899,163)	(14,457,308)	(12,563,380)	(3,442,422)	(4,154,154)	(89,364)	(82,461)
Adjustments to maintain reserves	261	(258)	472	(350)	451	(584)	3	(21)

Net equity transactions	17,241,872	(1,615,173)	363,997	1,031,374	(4,928,640)	(4,533,773)	(84,353)	(349,060)

Net change in contract owners’ equity	22,994,945	3,006,095	80,411,290	52,272,917	(669,431)	3,294,940	246,022	252,273
Contract owners’ equity at beginning of period	67,174,628	64,168,533	175,262,457	122,989,540	36,754,437	33,459,497	2,053,042	1,800,769

Contract owners’ equity at end of period	$90,169,573	67,174,628	255,673,747	175,262,457	36,085,006	36,754,437	2,299,064	2,053,042

CHANGE IN UNITS:
Beginning units	6,400,630	6,585,369	6,662,451	6,599,469	1,702,037	1,925,759	77,654	91,628
Units purchased	3,338,426	1,366,207	3,240,228	1,905,843	82,825	93,569	32,960	14,709
Units redeemed	(1,836,644)	(1,550,946)	(3,210,487)	(1,842,861)	(314,262)	(317,291)	(36,926)	(28,683)

Ending units	7,902,412	6,400,630	6,692,192	6,662,451	1,470,600	1,702,037	73,688	77,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZREMS		LOVSDC		LOVTRC		MNCPS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$391,682	(307,059)	18,134	1,865	679,437	686,598	(186)	396
Realized gain (loss) on investments	84,703	1,013,804	4,712	3	147,808	(145,115)	803	(50)
Change in unrealized gain (loss) on investments	(1,870,838)	5,913,644	(1,110)	236	1,010,463	2,429,740	58,501	3,665
Reinvested capital gains	-	-	-	-	1,137,197	-	2,321	7,170

Net increase (decrease) in contract owners’ equity resulting from operations	(1,394,453)	6,620,389	21,736	2,104	2,974,905	2,971,223	61,439	11,181

Equity transactions:
Purchase payments received from contract owners (note 4)	2,971,719	3,218,402	307,447	223,978	9,580,549	10,002,199	8,322	-
Transfers between funds	(1,027,999)	(4,392,514)	213,974	(188)	3,126,297	1,946,235	114,381	40,526
Redemptions (notes 2, 3, and 4)	(1,871,228)	(2,786,834)	(4,937)	-	(4,106,616)	(2,526,557)	(5,395)	(8,149)
Adjustments to maintain reserves	175	(54)	(16)	3	190	(206)	-	(5)

Net equity transactions	72,667	(3,961,000)	516,468	223,793	8,600,420	9,421,671	117,308	32,372

Net change in contract owners’ equity	(1,321,786)	2,659,389	538,204	225,897	11,575,325	12,392,894	178,747	43,553
Contract owners’ equity at beginning of period	45,265,948	42,606,559	259,230	33,333	51,206,073	38,813,179	85,441	41,888

Contract owners’ equity at end of period	$43,944,162	45,265,948	797,434	259,230	62,781,398	51,206,073	264,188	85,441

CHANGE IN UNITS:
Beginning units	4,475,407	4,904,233	24,509	3,299	4,806,220	3,894,839	7,458	4,444
Units purchased	788,400	610,791	78,384	21,228	1,856,957	1,853,655	10,459	4,895
Units redeemed	(808,645)	(1,039,617)	(28,394)	(18)	(1,104,912)	(942,274)	(685)	(1,881)

Ending units	4,455,162	4,475,407	74,499	24,509	5,558,265	4,806,220	17,232	7,458

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	M2IGSS		MNDSC		MV2RIS		MV3MVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(82,332)	(73,657)	(1,029,855)	(807,203)	(673)	-	(8,858)	-
Realized gain (loss) on investments	320,172	178,383	897,581	1,536,946	596	-	259,846	-
Change in unrealized gain (loss) on investments	334,654	1,364,961	19,781,130	5,024,982	119,367	-	195,801	-
Reinvested capital gains	616,125	504,007	7,137,846	10,070,543	6,887	-	25,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,188,619	1,973,694	26,786,702	15,825,268	126,177	-	471,997	-

Equity transactions:
Purchase payments received from contract owners (note 4)	21,364	35,807	14,625,885	6,666,931	968,838	-	2,896,727	-
Transfers between funds	(646,084)	198,072	(13,517,883)	10,310,133	918,063	-	784,452	-
Redemptions (notes 2, 3, and 4)	(605,590)	(804,224)	(3,952,706)	(3,174,303)	(3,236)	-	(26,708)	-
Adjustments to maintain reserves	40	(102)	558	(590)	(33)	-	(6)	-

Net equity transactions	(1,230,270)	(570,447)	(2,844,146)	13,802,171	1,883,632	-	3,654,465	-

Net change in contract owners’ equity	(41,651)	1,403,247	23,942,556	29,627,439	2,009,809	-	4,126,462	-
Contract owners’ equity at beginning of period	6,823,648	5,420,401	67,089,712	37,462,273	-	-	-	-

Contract owners’ equity at end of period	$6,781,997	6,823,648	91,032,268	67,089,712	2,009,809	-	4,126,462	-

CHANGE IN UNITS:
Beginning units	391,705	427,471	3,012,031	2,337,791	-	-	-	-
Units purchased	13,958	45,130	1,104,863	1,377,116	151,488	-	503,584	-
Units redeemed	(81,988)	(80,896)	(1,281,789)	(702,876)	(429)	-	(199,797)	-

Ending units	323,675	391,705	2,835,105	3,012,031	151,059	-	303,787	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVFSC		MVIGSC		MVIVSC		MVRBSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(583,277)	1,237,163	825	(2,307)	(2,118,924)	(218,124)	53	-
Realized gain (loss) on investments	15,564,755	22,306,709	61,725	(71,288)	14,611,955	11,947,954	-	-
Change in unrealized gain (loss) on investments	(21,259,502)	48,996,359	1,390,774	143,263	30,766,651	39,939,427	1,535	-
Reinvested capital gains	15,780,598	16,506,174	95,218	73,166	5,890,827	8,743,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,502,574	89,046,405	1,548,542	142,834	49,150,509	60,412,789	1,588	-

Equity transactions:
Purchase payments received from contract owners (note 4)	12,212,208	12,745,448	8,956,336	1,099,271	16,002,955	14,537,403	296,420	-
Transfers between funds	4,069,424	(18,162,451)	1,075,889	1,027,150	(26,572,505)	(8,476,016)	97	-
Redemptions (notes 2, 3, and 4)	(29,302,356)	(39,061,512)	(143,224)	(7,883)	(22,926,798)	(23,623,162)	-	-
Adjustments to maintain reserves	(39)	(22)	(4)	(10)	872	(112)	(8)	-

Net equity transactions	(13,020,763)	(44,478,537)	9,888,997	2,118,528	(33,495,476)	(17,561,887)	296,509	-

Net change in contract owners’ equity	(3,518,189)	44,567,868	11,437,539	2,261,362	15,655,033	42,850,902	298,097	-
Contract owners’ equity at beginning of period	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099	-	-

Contract owners’ equity at end of period	$380,570,959	384,089,148	13,698,901	2,261,362	317,179,034	301,524,001	298,097	-

CHANGE IN UNITS:
Beginning units	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349	-	-
Units purchased	1,482,951	950,608	1,106,997	210,688	1,421,536	1,689,587	28,447	-
Units redeemed	(1,738,129)	(2,228,789)	(207,223)	(2,146)	(2,990,825)	(2,556,407)	-	-

Ending units	9,837,182	10,092,360	1,108,316	208,542	12,241,240	13,810,529	28,447	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVUSC		MGRFV		MSEM		MSEMB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,785	6,463	(25)	50	37,043	53,510	18,093	24,528
Realized gain (loss) on investments	1,941	(584)	5	16	11,686	16,430	(15,707)	(5,503)
Change in unrealized gain (loss) on investments	1,679	35,777	429	(104)	(1,122)	90,421	13,365	50,369
Reinvested capital gains	5,774	597	16	293	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,179	42,253	425	255	47,607	160,361	15,751	69,394

Equity transactions:
Purchase payments received from contract owners (note 4)	114	21,497	-	7,405	-	-	1	-
Transfers between funds	3,925	(3,371)	-	-	(15,452)	(7,023)	(8,661)	(17,327)
Redemptions (notes 2, 3, and 4)	(5,150)	(15,726)	(684)	(1,090)	(135,391)	(150,100)	(59,002)	(22,162)
Adjustments to maintain reserves	19	(4)	(6)	2	80	(171)	64	(13)

Net equity transactions	(1,092)	2,396	(690)	6,317	(150,763)	(157,294)	(67,598)	(39,502)

Net change in contract owners’ equity	12,087	44,649	(265)	6,572	(103,156)	3,067	(51,847)	29,892
Contract owners’ equity at beginning of period	218,369	173,720	6,572	-	1,309,121	1,306,054	575,441	545,549

Contract owners’ equity at end of period	$230,456	218,369	6,307	6,572	1,205,965	1,309,121	523,594	575,441

CHANGE IN UNITS:
Beginning units	13,924	13,773	575	-	42,170	47,440	33,426	36,142
Units purchased	1,614	2,243	-	673	-	-	490	707
Units redeemed	(1,555)	(2,092)	(59)	(98)	(4,837)	(5,270)	(5,058)	(3,423)

Ending units	13,983	13,924	516	575	37,333	42,170	28,858	33,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSGI2		MSVF2		MSVFI		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,487)	120,184	125,453	236,703	35,879	80,456	183	78
Realized gain (loss) on investments	(227,510)	33,076	321,007	101,484	(19,255)	145,967	437	1,073
Change in unrealized gain (loss) on investments	(427,630)	2,064,805	21,281	505,217	19,638	37,185	(4,490)	1,093
Reinvested capital gains	180,156	569,931	110,047	-	25,834	-	382	698

Net increase (decrease) in contract owners’ equity resulting from operations	(495,471)	2,787,996	577,788	843,404	62,096	263,608	(3,488)	2,942

Equity transactions:
Purchase payments received from contract owners (note 4)	768,705	683,130	81,060	46,328	4,059	5,787	646	1,166
Transfers between funds	(944,976)	(407,403)	136,722	1,065,040	615,010	1,179,426	5	(110)
Redemptions (notes 2, 3, and 4)	(778,454)	(1,009,266)	(1,523,069)	(807,800)	(1,058,974)	(1,344,722)	(2,053)	(2,539)
Adjustments to maintain reserves	298	(186)	142	(104)	194	4	62	10

Net equity transactions	(954,427)	(733,725)	(1,305,145)	303,464	(439,711)	(159,505)	(1,340)	(1,473)

Net change in contract owners’ equity	(1,449,898)	2,054,271	(727,357)	1,146,868	(377,615)	104,103	(4,828)	1,469
Contract owners’ equity at beginning of period	13,205,984	11,151,713	10,548,017	9,401,149	2,737,020	2,632,917	19,204	17,735

Contract owners’ equity at end of period	$11,756,086	13,205,984	9,820,660	10,548,017	2,359,405	2,737,020	14,376	19,204

CHANGE IN UNITS:
Beginning units	1,125,057	1,195,515	714,861	694,470	181,090	190,500	-	-
Units purchased	144,952	254,809	211,783	139,530	114,907	199,658	-	-
Units redeemed	(245,680)	(325,267)	(300,195)	(119,139)	(149,577)	(209,068)	-	-

Ending units	1,024,329	1,125,057	626,449	714,861	146,420	181,090	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVREB		VKVGR2		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15	6	9,384	5,819	93,675	163,109	59,862	55,536
Realized gain (loss) on investments	37	154	(17,918)	1,397	(102,653)	26,958	(39,797)	(30,301)
Change in unrealized gain (loss) on investments	(410)	82	(50,559)	32,086	(154,308)	103,335	13,091	720,030
Reinvested capital gains	34	76	5,725	18,368	-	-	198,620	146,201

Net increase (decrease) in contract owners’ equity resulting from operations	(324)	318	(53,368)	57,670	(163,286)	293,402	231,776	891,466

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,505	-	2,597,713	1,487,721	250,341	784,144
Transfers between funds	-	-	(13,960)	(17,885)	241,357	3,869,032	332,783	67,828
Redemptions (notes 2, 3, and 4)	(405)	(529)	(1,774)	(56,234)	(754,134)	(216,231)	(228,486)	(557,835)
Adjustments to maintain reserves	(38)	3	9	(15)	30	(47)	8	(16)

Net equity transactions	(443)	(526)	(13,220)	(74,134)	2,084,966	5,140,475	354,646	294,121

Net change in contract owners’ equity	(767)	(208)	(66,588)	(16,464)	1,921,680	5,433,877	586,422	1,185,587
Contract owners’ equity at beginning of period	1,746	1,954	341,682	358,146	8,739,047	3,305,170	4,386,568	3,200,981

Contract owners’ equity at end of period	$979	1,746	275,094	341,682	10,660,727	8,739,047	4,972,990	4,386,568

CHANGE IN UNITS:
Beginning units	-	-	28,285	34,671	825,933	327,763	224,130	207,195
Units purchased	-	-	3,740	1,656	1,987,858	573,492	47,624	55,456
Units redeemed	-	-	(4,948)	(8,042)	(1,828,829)	(75,322)	(25,348)	(38,521)

Ending units	-	-	27,077	28,285	984,962	825,933	246,406	224,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	EIF2		GBF		GBF2		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$634,108	803,645	1,223,800	1,352,093	2,754	-	47,198	91,008
Realized gain (loss) on investments	10,781,073	6,796,829	3,392,985	(1,752,774)	(2,807)	-	97,223	131,937
Change in unrealized gain (loss) on investments	(11,682,135)	43,237,510	4,232,153	8,743,038	(3,075)	-	597,686	1,338,309
Reinvested capital gains	14,195,894	11,573,711	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,928,940	62,411,695	8,848,938	8,342,357	(3,128)	-	742,107	1,561,254

Equity transactions:
Purchase payments received from contract owners (note 4)	41,422,281	54,818,300	9,807,506	7,994,738	492,182	-	178,169	293,943
Transfers between funds	1,741,064	2,609,524	18,325,476	(19,158,184)	(238,578)	-	(384,145)	(155,597)
Redemptions (notes 2, 3, and 4)	(18,568,656)	(19,018,448)	(22,433,912)	(20,792,907)	-	-	(892,278)	(846,039)
Adjustments to maintain reserves	(137)	90	1,144	121	(2)	-	95	(686)

Net equity transactions	24,594,552	38,409,466	5,700,214	(31,956,232)	253,602	-	(1,098,159)	(708,379)

Net change in contract owners’ equity	38,523,492	100,821,161	14,549,152	(23,613,875)	250,474	-	(356,052)	852,875
Contract owners’ equity at beginning of period	327,417,277	226,596,116	171,556,840	195,170,715	-	-	8,807,745	7,954,870

Contract owners’ equity at end of period	$365,940,769	327,417,277	186,105,992	171,556,840	250,474	-	8,451,693	8,807,745

CHANGE IN UNITS:
Beginning units	9,239,208	8,038,252	9,956,482	12,354,850	-	-	374,687	400,658
Units purchased	2,427,955	2,429,342	6,163,383	3,451,796	53,215	-	33,835	66,444
Units redeemed	(1,569,275)	(1,228,386)	(5,895,877)	(5,850,164)	(28,163)	-	(88,434)	(92,415)

Ending units	10,097,888	9,239,208	10,223,988	9,956,482	25,052	-	320,088	374,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM2		GIG		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$52,357	305,314	(10,968)	175,445	694,248	8,846,720	21,864,155	14,904,337
Realized gain (loss) on investments	407,354	288,774	(128,853)	(40,710)	222,903,220	239,173,773	45,870,426	16,390,010
Change in unrealized gain (loss) on investments	4,713,306	9,173,147	865,278	1,593,391	(60,999,522)	430,187,040	186,908,142	185,482,176
Reinvested capital gains	-	-	-	645,702	498,633,165	436,261,026	2,315,176	10,825,818

Net increase (decrease) in contract owners’ equity resulting from operations	5,173,017	9,767,235	725,457	2,373,828	661,231,111	1,114,468,559	256,957,899	227,602,341

Equity transactions:
Purchase payments received from contract owners (note 4)	1,952,262	2,029,528	76,445	241,568	275,348,778	379,191,548	229,094,975	427,959,519
Transfers between funds	(2,830,540)	(1,217,513)	(110,236)	(751,559)	(87,392,129)	(8,284,771)	79,920,426	(73,636,390)
Redemptions (notes 2, 3, and 4)	(4,155,256)	(4,605,580)	(1,060,415)	(2,067,816)	(565,670,155)	(706,011,519)	(242,389,312)	(251,774,918)
Adjustments to maintain reserves	531	(477)	(94)	273	39,221	1,919	31,323	61

Net equity transactions	(5,033,003)	(3,794,042)	(1,094,300)	(2,577,534)	(377,674,285)	(335,102,823)	66,657,412	102,548,272

Net change in contract owners’ equity	140,014	5,973,193	(368,843)	(203,706)	283,556,826	779,365,736	323,615,311	330,150,613
Contract owners’ equity at beginning of period	54,948,740	48,975,547	14,286,262	14,489,968	6,766,390,151	5,987,024,415	3,362,105,160	3,031,954,547

Contract owners’ equity at end of period	$55,088,754	54,948,740	13,917,419	14,286,262	7,049,946,977	6,766,390,151	3,685,720,471	3,362,105,160

CHANGE IN UNITS:
Beginning units	1,580,746	1,701,880	887,888	1,056,569	344,268,967	363,160,318	271,821,075	264,067,144
Units purchased	200,414	208,285	28,969	25,345	26,595,330	33,062,711	60,262,047	50,899,640
Units redeemed	(354,562)	(329,419)	(104,090)	(194,026)	(46,217,017)	(51,954,062)	(55,680,592)	(43,145,709)

Ending units	1,426,598	1,580,746	812,767	887,888	324,647,280	344,268,967	276,402,530	271,821,075

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,184,082)	(2,951,738)	6,845,094	(4,501,197)	(6,003,352)	(7,106,312)	(7,811,333)	3,498,047
Realized gain (loss) on investments	17,116,010	11,151,511	161,179,276	68,482,858	42,948,641	22,212,277	28,809,588	27,759,548
Change in unrealized gain (loss) on investments	58,690,051	57,377,842	(85,963,665)	333,113,418	210,967,286	45,928,624	2,394,781	28,438,358
Reinvested capital gains	24,407,987	28,599,372	355,573,867	301,949,354	68,397,790	84,344,657	38,732,561	63,771,904

Net increase (decrease) in contract owners’ equity resulting from operations	97,029,966	94,176,987	437,634,572	699,044,433	316,310,365	145,379,246	62,125,597	123,467,857

Equity transactions:
Purchase payments received from contract owners (note 4)	32,513,069	23,234,152	252,518,286	360,938,121	112,455,631	47,428,561	15,243,211	9,018,225
Transfers between funds	(39,305,329)	(3,558,361)	(167,622,547)	9,436,526	(48,903,324)	(14,490,876)	(14,061,664)	(23,413,591)
Redemptions (notes 2, 3, and 4)	(29,583,442)	(26,834,642)	(255,805,888)	(269,379,536)	(56,385,982)	(51,020,328)	(62,973,987)	(84,303,078)
Adjustments to maintain reserves	23	(138)	50,017	1,301	1,027	136	(49,778)	50,058

Net equity transactions	(36,375,679)	(7,158,989)	(170,860,132)	100,996,412	7,167,352	(18,082,507)	(61,842,218)	(98,648,386)

Net change in contract owners’ equity	60,654,287	87,017,998	266,774,440	800,040,845	323,477,717	127,296,739	283,379	24,819,471
Contract owners’ equity at beginning of period	374,175,719	287,157,721	3,652,973,258	2,852,932,413	643,490,229	516,193,490	680,458,997	655,639,526

Contract owners’ equity at end of period	$434,830,006	374,175,719	3,919,747,698	3,652,973,258	966,967,946	643,490,229	680,742,376	680,458,997

CHANGE IN UNITS:
Beginning units	15,592,346	15,904,781	175,046,931	169,771,107	24,941,956	25,709,376	23,851,697	27,509,783
Units purchased	2,134,105	2,338,267	29,006,847	29,714,824	7,348,848	3,435,384	957,576	449,389
Units redeemed	(3,607,586)	(2,650,702)	(35,812,109)	(24,439,000)	(7,219,774)	(4,202,804)	(3,146,644)	(4,107,475)

Ending units	14,118,865	15,592,346	168,241,669	175,046,931	25,071,030	24,941,956	21,662,629	23,851,697

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX1		GVEX2		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,990,357)	4,766,090	9,516	-	2,400,116	2,694,312	(2,038,472)	511,267
Realized gain (loss) on investments	6,106,765	14,984,145	1,327	-	18,570,506	11,566,295	5,286,855	8,150,856
Change in unrealized gain (loss) on investments	28,037,964	23,432,868	149,895	-	124,776,083	137,277,218	4,195,870	8,211,447
Reinvested capital gains	19,057,341	36,823,064	13,764	-	19,767,778	31,932,459	9,913,439	13,735,105

Net increase (decrease) in contract owners’ equity resulting from operations	44,211,713	80,006,167	174,502	-	165,514,483	183,470,284	17,357,692	30,608,675

Equity transactions:
Purchase payments received from contract owners (note 4)	11,606,631	16,209,475	11,317	-	173,589,589	107,657,108	21,419,312	2,913,490
Transfers between funds	(8,388,941)	(5,248,476)	593,314	-	4,982,092	(17,023,123)	(4,820,547)	(5,979,928)
Redemptions (notes 2, 3, and 4)	(66,378,808)	(80,914,419)	-	-	(53,909,265)	(40,595,278)	(10,647,076)	(15,777,217)
Adjustments to maintain reserves	48	238	(2)	-	1,126	(40)	306	82

Net equity transactions	(63,161,070)	(69,953,182)	604,629	-	124,663,542	50,038,667	5,951,995	(18,843,573)

Net change in contract owners’ equity	(18,949,357)	10,052,985	779,131	-	290,178,025	233,508,951	23,309,687	11,765,102
Contract owners’ equity at beginning of period	713,545,488	703,492,503	-	-	859,848,729	626,339,778	159,365,537	147,600,435

Contract owners’ equity at end of period	$694,596,131	713,545,488	779,131	-	1,150,026,754	859,848,729	182,675,224	159,365,537

CHANGE IN UNITS:
Beginning units	37,248,051	41,053,128	-	-	42,214,877	39,634,312	5,158,120	5,818,163
Units purchased	1,642,452	2,023,927	58,845	-	15,446,744	8,981,637	1,073,667	141,217
Units redeemed	(4,993,628)	(5,829,004)	(438)	-	(9,094,864)	(6,401,072)	(787,460)	(801,260)

Ending units	33,896,875	37,248,051	58,407	-	48,566,757	42,214,877	5,444,327	5,158,120

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		GVIX2		GVIX8
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,671,622)	4,001,246	(26,065,029)	13,173,702	63,586	72,354	686,855	1,571,883
Realized gain (loss) on investments	(6,927,997)	(7,016,871)	37,055,227	(7,335,634)	(72,071)	37,761	(914,389)	270,981
Change in unrealized gain (loss) on investments	44,386,581	36,829,703	38,782,222	117,026,588	404,552	374,499	4,020,024	14,103,605
Reinvested capital gains	6,141,002	11,665,066	107,533,820	184,325,769	94,907	5,375	2,895,260	186,217

Net increase (decrease) in contract owners’ equity resulting from operations	34,927,964	45,479,144	157,306,240	307,190,425	490,974	489,989	6,687,750	16,132,686

Equity transactions:
Purchase payments received from contract owners (note 4)	20,087,224	15,528,826	18,498,747	17,585,479	1,378,764	193,209	9,179,467	11,329,450
Transfers between funds	155,304,392	73,317,874	(40,884,692)	(24,421,738)	(686,086)	(84,859)	1,079,318	1,304,129
Redemptions (notes 2, 3, and 4)	(119,232,887)	(140,090,953)	(185,877,312)	(214,637,078)	(255,985)	(172,937)	(5,879,181)	(5,444,619)
Adjustments to maintain reserves	158	183	6,251	20,894	18	(19)	798	(440)

Net equity transactions	56,158,887	(51,244,070)	(208,257,006)	(221,452,443)	436,711	(64,606)	4,380,402	7,188,520

Net change in contract owners’ equity	91,086,851	(5,764,926)	(50,950,766)	85,737,982	927,685	425,383	11,068,152	23,321,206
Contract owners’ equity at beginning of period	581,909,698	587,674,624	2,090,469,962	2,004,731,980	2,759,169	2,333,786	103,464,275	80,143,069

Contract owners’ equity at end of period	$672,996,549	581,909,698	2,039,519,196	2,090,469,962	3,686,854	2,759,169	114,532,427	103,464,275

CHANGE IN UNITS:
Beginning units	37,616,534	41,086,948	90,632,346	100,698,428	211,198	215,853	9,034,263	8,362,077
Units purchased	17,973,937	10,617,103	2,722,657	3,700,694	173,530	21,622	1,825,433	1,671,267
Units redeemed	(14,272,442)	(14,087,517)	(11,999,260)	(13,766,776)	(119,856)	(26,277)	(1,414,384)	(999,081)

Ending units	41,318,029	37,616,534	81,355,743	90,632,346	264,872	211,198	9,445,312	9,034,263

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HIBF		IDPG2		IDPGI2		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,960,477	2,294,350	(13,837,398)	7,757,249	(5,987,721)	3,427,950	(691,470)	(465,412)
Realized gain (loss) on investments	(1,510,748)	756,609	3,276,761	2,455,958	871,475	1,103,735	(4,695,169)	6,001,853
Change in unrealized gain (loss) on investments	1,470,889	4,154,130	42,734,553	97,522,121	13,772,201	34,475,295	25,499,774	6,156,457
Reinvested capital gains	-	-	19,453,906	25,216,214	5,108,198	9,752,788	12,512,693	39,910,116

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,618	7,205,089	51,627,822	132,951,542	13,764,153	48,759,768	32,625,828	51,603,014

Equity transactions:
Purchase payments received from contract owners (note 4)	1,616,727	2,258,282	44,409,237	70,632,605	18,907,692	32,675,510	27,894,657	22,391,003
Transfers between funds	(857,312)	(1,132,309)	(13,151,322)	(15,093,802)	(6,031,365)	(5,441,594)	(8,979,418)	539,358
Redemptions (notes 2, 3, and 4)	(5,467,404)	(6,808,875)	(57,851,060)	(58,070,191)	(25,453,770)	(29,821,566)	(17,890,067)	(18,229,362)
Adjustments to maintain reserves	(537)	88	456	(279)	(32)	(31)	(15)	(44)

Net equity transactions	(4,708,526)	(5,682,814)	(26,592,689)	(2,531,667)	(12,577,475)	(2,587,681)	1,025,157	4,700,955

Net change in contract owners’ equity	(2,787,908)	1,522,275	25,035,133	130,419,875	1,186,678	46,172,087	33,650,985	56,303,969
Contract owners’ equity at beginning of period	58,561,310	57,039,035	1,108,144,785	977,724,910	473,812,981	427,640,894	269,119,247	212,815,278

Contract owners’ equity at end of period	$55,773,402	58,561,310	1,133,179,918	1,108,144,785	474,999,659	473,812,981	302,770,232	269,119,247

CHANGE IN UNITS:
Beginning units	2,399,886	2,634,670	84,974,755	85,245,155	38,077,091	38,304,461	6,253,581	6,128,379
Units purchased	1,044,251	463,856	4,516,474	6,375,959	2,099,296	3,599,183	1,385,188	1,248,668
Units redeemed	(1,258,125)	(698,640)	(6,624,965)	(6,646,359)	(3,155,957)	(3,826,553)	(1,296,673)	(1,123,466)

Ending units	2,186,012	2,399,886	82,866,264	84,974,755	37,020,430	38,077,091	6,342,096	6,253,581

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF2		MSBF		NAMAA2		NAMGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,360	-	4,034,489	7,298,103	(5,544,941)	8,271,703	(903,897)	1,230,846
Realized gain (loss) on investments	155	-	(2,395,637)	(1,681,671)	8,653,644	1,917,432	9,817,863	909,398
Change in unrealized gain (loss) on investments	74,244	-	2,666,844	10,826,728	46,610,911	248,897,323	(5,709,033)	58,109,471
Reinvested capital gains	2,255	-	-	-	86,354,607	58,306,944	31,204,125	18,700,573

Net increase (decrease) in contract owners’ equity resulting from operations	81,014	-	4,305,696	16,443,160	136,074,221	317,393,402	34,409,058	78,950,288

Equity transactions:
Purchase payments received from contract owners (note 4)	728,045	-	5,045,073	6,234,614	215,139,848	345,551,020	70,008,815	122,032,180
Transfers between funds	1,111	-	5,687,559	(12,912,928)	(21,014,943)	38,469,872	(16,386,712)	(564,094)
Redemptions (notes 2, 3, and 4)	-	-	(18,274,884)	(22,550,176)	(106,181,305)	(102,307,537)	(19,919,047)	(17,792,111)
Adjustments to maintain reserves	-	-	(86)	(31)	881	(3,240)	343	(353)

Net equity transactions	729,156	-	(7,542,338)	(29,228,521)	87,944,481	281,710,115	33,703,399	103,675,622

Net change in contract owners’ equity	810,170	-	(3,236,642)	(12,785,361)	224,018,702	599,103,517	68,112,457	182,625,910
Contract owners’ equity at beginning of period	-	-	221,183,164	233,968,525	2,302,956,756	1,703,853,239	519,096,525	336,470,615

Contract owners’ equity at end of period	$810,170	-	217,946,522	221,183,164	2,526,975,458	2,302,956,756	587,208,982	519,096,525

CHANGE IN UNITS:
Beginning units	-	-	12,526,039	14,307,465	176,138,480	153,008,686	34,382,199	26,846,222
Units purchased	112,094	-	1,974,736	2,249,622	22,139,655	34,923,216	7,840,367	10,292,329
Units redeemed	(49,368)	-	(2,507,442)	(4,031,048)	(15,380,184)	(11,793,422)	(5,391,310)	(2,756,352)

Ending units	62,726	-	11,993,333	12,526,039	182,897,951	176,138,480	36,831,256	34,382,199

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NCPG2		NCPGI2		NJMMA2		NJNDE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,035,669)	13,566,756	(4,485,077)	5,733,423	(53,433)	(50)	(32,044)	202
Realized gain (loss) on investments	(1,848,401)	(1,590,354)	(1,094,678)	(646,208)	(7,374)	13	124,398	33
Change in unrealized gain (loss) on investments	80,996,485	100,775,677	24,853,664	48,519,717	212,085	6,190	1,405,050	24,111
Reinvested capital gains	-	45,052,410	-	10,531,251	21,619	-	183,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,112,415	157,804,489	19,273,909	64,138,183	172,897	6,153	1,681,377	24,346

Equity transactions:
Purchase payments received from contract owners (note 4)	39,616,119	76,059,149	23,364,449	28,425,917	7,953,658	1,014,914	9,392,411	660,362
Transfers between funds	(26,859,369)	(31,631,994)	(5,316,540)	(8,010,873)	1,392,840	1,323	5,845	-
Redemptions (notes 2, 3, and 4)	(63,754,549)	(71,730,516)	(37,332,897)	(35,484,256)	(233,264)	(812)	(237,387)	(814)
Adjustments to maintain reserves	115	(299)	258	(239)	-	11	(35)	3

Net equity transactions	(50,997,684)	(27,303,660)	(19,284,730)	(15,069,451)	9,113,234	1,015,436	9,160,834	659,551

Net change in contract owners’ equity	20,114,731	130,500,829	(10,821)	49,068,732	9,286,131	1,021,589	10,842,211	683,897
Contract owners’ equity at beginning of period	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,021,589	-	683,897	-

Contract owners’ equity at end of period	$1,310,905,950	1,290,791,219	580,239,111	580,249,932	10,307,720	1,021,589	11,526,108	683,897

CHANGE IN UNITS:
Beginning units	99,738,845	102,058,787	46,655,575	47,957,987	101,281	-	62,371	-
Units purchased	4,360,309	6,889,474	2,536,644	2,774,980	996,319	101,362	912,039	62,448
Units redeemed	(8,419,667)	(9,209,416)	(4,155,850)	(4,077,392)	(77,500)	(81)	(129,083)	(77)

Ending units	95,679,487	99,738,845	45,036,369	46,655,575	1,020,100	101,281	845,327	62,371

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVAMV2		NVAMVX		NVAMVZ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$86,153	475,718	(597,438)	1,617,278	32,652	-	1,230,579	-
Realized gain (loss) on investments	(1,765,281)	485,656	(28,950,418)	(1,850,167)	17,102	-	118,030	-
Change in unrealized gain (loss) on investments	76,915	3,284,602	13,854,453	18,104,147	492,475	-	23,851,777	-
Reinvested capital gains	786,033	4,051,728	3,775,650	17,876,349	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(816,180)	8,297,704	(11,917,753)	35,747,607	542,229	-	25,200,386	-

Equity transactions:
Purchase payments received from contract owners (note 4)	165,903	444,447	2,021,750	4,942,210	56,848	-	1,084,070	-
Transfers between funds	(2,397,656)	(522,107)	(75,515,286)	(3,966,150)	3,388,374	-	139,124,513	-
Redemptions (notes 2, 3, and 4)	(3,153,637)	(4,626,335)	(10,585,680)	(14,934,465)	(59,504)	-	(3,527,203)	-
Adjustments to maintain reserves	97	124	(148)	76	(18)	-	(193)	-

Net equity transactions	(5,385,293)	(4,703,871)	(84,079,364)	(13,958,329)	3,385,700	-	136,681,187	-

Net change in contract owners’ equity	(6,201,473)	3,593,833	(95,997,117)	21,789,278	3,927,929	-	161,881,573	-
Contract owners’ equity at beginning of period	38,506,959	34,913,126	170,311,445	148,522,167	-	-	-	-

Contract owners’ equity at end of period	$32,305,486	38,506,959	74,314,328	170,311,445	3,927,929	-	161,881,573	-

CHANGE IN UNITS:
Beginning units	1,253,024	1,423,536	5,755,354	6,265,951	-	-	-	-
Units purchased	16,498	28,916	716,185	500,673	354,821	-	14,250,352	-
Units redeemed	(220,007)	(199,428)	(3,954,257)	(1,011,270)	(22,153)	-	(528,146)	-

Ending units	1,049,515	1,253,024	2,517,282	5,755,354	332,668	-	13,722,206	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCBD2		NVCCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,332	18,675	46,811	62,653	967,475	1,260,406	(11,524,016)	30,641,503
Realized gain (loss) on investments	407	77	95,546	34,669	948,141	(94,822)	(20,057,164)	(1,981,561)
Change in unrealized gain (loss) on investments	42,441	696	43,071	127,782	2,973,135	5,316,997	155,076,432	154,317,605
Reinvested capital gains	-	-	8,759	-	240,047	-	84,639,329	218,064,619

Net increase (decrease) in contract owners’ equity resulting from operations	62,180	19,448	194,187	225,104	5,128,798	6,482,581	208,134,581	401,042,166

Equity transactions:
Purchase payments received from contract owners (note 4)	40,699	691,556	30,639	65,057	10,744,360	6,971,388	13,440,346	12,429,673
Transfers between funds	1,728,057	-	474,822	612,256	611,905	4,659,914	(35,967,249)	(31,888,348)
Redemptions (notes 2, 3, and 4)	-	-	(511,443)	(198,727)	(8,921,701)	(9,915,998)	(189,196,252)	(248,976,578)
Adjustments to maintain reserves	(1)	(2)	37	(31)	(169)	21	6,237	(5,933)

Net equity transactions	1,768,755	691,554	(5,945)	478,555	2,434,395	1,715,325	(211,716,918)	(268,441,186)

Net change in contract owners’ equity	1,830,935	711,002	188,242	703,659	7,563,193	8,197,906	(3,582,337)	132,600,980
Contract owners’ equity at beginning of period	883,729	172,727	3,651,738	2,948,079	99,309,501	91,111,595	2,397,479,110	2,264,878,130

Contract owners’ equity at end of period	$2,714,664	883,729	3,839,980	3,651,738	106,872,694	99,309,501	2,393,896,773	2,397,479,110

CHANGE IN UNITS:
Beginning units	80,401	16,971	262,668	228,067	7,488,952	7,366,376	149,287,227	167,139,954
Units purchased	151,547	63,430	165,508	105,303	2,660,988	2,165,714	2,881,570	5,156,332
Units redeemed	-	-	(166,716)	(70,702)	(2,489,698)	(2,043,138)	(16,456,641)	(23,009,059)

Ending units	231,948	80,401	261,460	262,668	7,660,242	7,488,952	135,712,156	149,287,227

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,256,796)	6,129,070	(1,364,326)	3,762,595	(6,232,306)	7,830,878	(14,386,117)	28,240,109
Realized gain (loss) on investments	(3,875,853)	(5,114,554)	(5,555,408)	(3,759,725)	140,443	(2,290,779)	(17,530,865)	4,036,280
Change in unrealized gain (loss) on investments	54,382,166	40,579,434	29,409,290	26,174,829	49,715,895	44,640,433	156,922,202	149,304,239
Reinvested capital gains	1,650,717	11,535,298	6,134,766	29,993,449	4,802,964	35,297,950	61,606,190	174,592,903

Net increase (decrease) in contract owners’ equity resulting from operations	43,900,234	53,129,248	28,624,322	56,171,148	48,426,996	85,478,482	186,611,410	356,173,531

Equity transactions:
Purchase payments received from contract owners (note 4)	20,070,722	22,774,430	11,409,155	3,470,488	7,827,900	12,561,001	16,515,653	18,750,074
Transfers between funds	161,980,483	61,826,952	(9,703,262)	(6,892,309)	(7,052,576)	(6,247,081)	(47,383,921)	(38,749,902)
Redemptions (notes 2, 3, and 4)	(122,608,134)	(126,237,229)	(26,237,525)	(31,751,574)	(68,134,883)	(75,882,805)	(204,066,014)	(233,979,822)
Adjustments to maintain reserves	(94)	41	25	(107)	455	203	1,044	(63)

Net equity transactions	59,442,977	(41,635,806)	(24,531,607)	(35,173,502)	(67,359,104)	(69,568,682)	(234,933,238)	(253,979,713)

Net change in contract owners’ equity	103,343,211	11,493,442	4,092,715	20,997,646	(18,932,108)	15,909,800	(48,321,828)	102,193,818
Contract owners’ equity at beginning of period	617,123,092	605,629,650	310,244,835	289,247,189	719,608,160	703,698,360	2,366,459,364	2,264,265,546

Contract owners’ equity at end of period	$720,466,303	617,123,092	314,337,550	310,244,835	700,676,052	719,608,160	2,318,137,536	2,366,459,364

CHANGE IN UNITS:
Beginning units	47,160,771	50,580,027	19,173,402	21,482,129	49,936,654	55,035,016	152,335,696	169,751,666
Units purchased	23,188,039	11,036,583	826,488	432,529	2,468,518	2,437,396	2,660,227	4,447,314
Units redeemed	(18,458,398)	(14,455,839)	(2,444,030)	(2,741,256)	(7,196,104)	(7,535,758)	(18,204,214)	(21,863,284)

Ending units	51,890,412	47,160,771	17,555,860	19,173,402	45,209,068	49,936,654	136,791,709	152,335,696

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(354,780)	771,484	(14,708,829)	23,285,998	(19,048,948)	10,967,757	(16,703,035)	7,868,587
Realized gain (loss) on investments	(1,877,521)	(1,159,082)	(2,796,104)	14,950,857	19,140,775	19,916,421	21,600,925	25,369,177
Change in unrealized gain (loss) on investments	10,397,546	8,365,664	138,883,765	103,875,699	68,145,996	69,396,569	43,197,394	95,168,035
Reinvested capital gains	-	5,368,736	27,134,792	130,413,547	41,707,586	90,328,521	75,145,207	100,446,388

Net increase (decrease) in contract owners’ equity resulting from operations	8,165,245	13,346,802	148,513,624	272,526,101	109,945,409	190,609,268	123,240,491	228,852,187

Equity transactions:
Purchase payments received from contract owners (note 4)	10,134,632	3,731,112	25,684,825	48,176,610	31,139,208	51,891,897	9,357,699	6,124,528
Transfers between funds	(3,449,270)	(962,635)	(34,010,375)	(24,153,067)	10,861,991	(16,748,300)	(2,830,912)	(15,059,188)
Redemptions (notes 2, 3, and 4)	(2,842,630)	(5,080,301)	(163,303,427)	(192,344,492)	(121,043,969)	(128,187,937)	(119,337,037)	(134,648,433)
Adjustments to maintain reserves	144	(170)	1,166	(52)	(37)	(50)	(35,252)	(551)

Net equity transactions	3,842,876	(2,311,994)	(171,627,811)	(168,321,001)	(79,042,807)	(93,044,390)	(112,845,502)	(143,583,644)

Net change in contract owners’ equity	12,008,121	11,034,808	(23,114,187)	104,205,100	30,902,602	97,564,878	10,394,989	85,268,543
Contract owners’ equity at beginning of period	72,138,700	61,103,892	2,043,521,477	1,939,316,377	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390

Contract owners’ equity at end of period	$84,146,821	72,138,700	2,020,407,290	2,043,521,477	1,554,404,894	1,523,502,292	1,407,834,922	1,397,439,933

CHANGE IN UNITS:
Beginning units	4,425,266	4,587,657	136,546,286	148,478,478	82,100,866	87,424,198	62,012,665	68,870,094
Units purchased	870,761	408,183	3,814,193	5,848,586	5,302,454	4,902,323	2,606,389	2,407,067
Units redeemed	(647,238)	(570,574)	(15,562,378)	(17,780,778)	(9,783,682)	(10,225,655)	(7,838,460)	(9,264,496)

Ending units	4,648,789	4,425,266	124,798,101	136,546,286	77,619,638	82,100,866	56,780,594	62,012,665

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIE6		NVLCP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$42,003	14,292	49,902	2,125	(230,658)	325,037	824,738	939,828
Realized gain (loss) on investments	89,918	7,491	22,058	3,526	(372,792)	(276,655)	52,195	(170,679)
Change in unrealized gain (loss) on investments	80,092	(27,293)	1,477,291	134,296	3,170,560	4,857,869	3,823,759	4,336,645
Reinvested capital gains	23,735	13,352	127	11,026	-	1,907,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,748	7,842	1,549,378	150,973	2,567,110	6,814,080	4,700,692	5,105,794

Equity transactions:
Purchase payments received from contract owners (note 4)	7,807,802	1,851,158	6,768,589	1,649,815	1,235,880	1,985,948	4,293,419	3,300,519
Transfers between funds	4,330,979	681,205	(47,082)	419,121	(1,426,327)	(1,591,039)	12,951,672	(1,996,454)
Redemptions (notes 2, 3, and 4)	(939,151)	(16,579)	(131,819)	(1,715)	(3,047,734)	(4,281,768)	(5,434,147)	(6,863,433)
Adjustments to maintain reserves	(27)	(8)	(12)	20	33	(10)	401	(504)

Net equity transactions	11,199,603	2,515,776	6,589,676	2,067,241	(3,238,148)	(3,886,869)	11,811,345	(5,559,872)

Net change in contract owners’ equity	11,435,351	2,523,618	8,139,054	2,218,214	(671,038)	2,927,211	16,512,037	(454,078)
Contract owners’ equity at beginning of period	2,523,618	-	2,218,214	-	43,720,837	40,793,626	67,276,217	67,730,295

Contract owners’ equity at end of period	$13,958,969	2,523,618	10,357,268	2,218,214	43,049,799	43,720,837	83,788,254	67,276,217

CHANGE IN UNITS:
Beginning units	241,170	-	205,941	-	4,290,709	4,687,087	4,758,362	5,180,632
Units purchased	1,266,062	271,007	716,841	207,401	497,068	550,372	1,946,619	924,883
Units redeemed	(244,853)	(29,837)	(81,199)	(1,460)	(802,831)	(946,750)	(1,164,603)	(1,347,153)

Ending units	1,262,379	241,170	841,583	205,941	3,984,946	4,290,709	5,540,378	4,758,362

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMGA2		NVMIG1		NVMIG6		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,138,520	(2,339,087)	(81,121)	(19,612)	(795,841)	(552,693)	(5,275)	-
Realized gain (loss) on investments	3,702,050	572,631	(158,259)	(388,170)	4,936,050	3,727,688	9,799	-
Change in unrealized gain (loss) on investments	30,262,684	29,595,239	3,028,392	4,700,681	7,439,506	16,388,068	300,775	-
Reinvested capital gains	-	6,911,023	7,705,790	1,343,193	30,413,929	5,912,227	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,103,254	34,739,806	10,494,802	5,636,092	41,993,644	25,475,290	305,299	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,206,443	42,591,448	192,316	160,605	4,453,636	1,124,069	18,626	-
Transfers between funds	(22,290,875)	890,491	597,135	(252,156)	(5,414,371)	(3,281,369)	1,722,488	-
Redemptions (notes 2, 3, and 4)	(15,697,703)	(10,715,517)	(1,862,291)	(2,136,762)	(9,748,718)	(10,939,256)	(36,465)	-
Adjustments to maintain reserves	155	(214)	328	(967)	(42,327)	(83)	21,489	-

Net equity transactions	(11,781,980)	32,766,208	(1,072,512)	(2,229,280)	(10,751,780)	(13,096,639)	1,726,138	-

Net change in contract owners’ equity	27,321,274	67,506,014	9,422,290	3,406,812	31,241,864	12,378,651	2,031,437	-
Contract owners’ equity at beginning of period	311,900,255	244,394,241	22,231,885	18,825,073	98,575,956	86,197,305	-	-

Contract owners’ equity at end of period	$339,221,529	311,900,255	31,654,175	22,231,885	129,817,820	98,575,956	2,031,437	-

CHANGE IN UNITS:
Beginning units	27,691,497	24,609,072	1,793,593	1,994,973	7,384,663	8,452,066	-	-
Units purchased	2,459,796	4,764,898	132,626	23,963	1,726,819	666,371	185,138	-
Units redeemed	(3,506,286)	(1,682,473)	(212,500)	(225,343)	(2,521,920)	(1,733,774)	(12,970)	-

Ending units	26,645,007	27,691,497	1,713,719	1,793,593	6,589,562	7,384,663	172,168	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(164,815)	-	(118,313)	233,225	(1,806,921)	2,596,948	(482)	-
Realized gain (loss) on investments	26,744	-	(343,568)	(18,929)	(5,645,050)	(21,367)	-	-
Change in unrealized gain (loss) on investments	8,671,600	-	(1,586,475)	848,581	(22,770,672)	11,102,949	-	-
Reinvested capital gains	-	-	4,298,354	1,203,772	59,714,220	14,974,105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,533,529	-	2,249,998	2,266,649	29,491,577	28,652,635	(482)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	467,356	-	109,269	106,871	2,651,726	4,701,138	1,002,883	-
Transfers between funds	51,530,569	-	(584,729)	(488,443)	(11,948,002)	(7,142,025)	(877,643)	-
Redemptions (notes 2, 3, and 4)	(1,090,431)	-	(700,387)	(1,062,688)	(9,781,176)	(11,174,867)	-	-
Adjustments to maintain reserves	25,348	-	(113)	454	201	56	1	-

Net equity transactions	50,932,842	-	(1,175,960)	(1,443,806)	(19,077,251)	(13,615,698)	125,241	-

Net change in contract owners’ equity	59,466,371	-	1,074,038	822,843	10,414,326	15,036,937	124,759	-
Contract owners’ equity at beginning of period	-	-	9,184,956	8,362,113	120,157,377	105,120,440	-	-

Contract owners’ equity at end of period	$59,466,371	-	10,258,994	9,184,956	130,571,703	120,157,377	124,759	-

CHANGE IN UNITS:
Beginning units	-	-	382,086	448,327	5,293,739	5,938,578	-	-
Units purchased	5,190,444	-	23,226	28,424	707,424	818,452	100,865	-
Units redeemed	(128,316)	-	(72,601)	(94,665)	(1,507,522)	(1,463,291)	(88,290)	-

Ending units	5,062,128	-	332,711	382,086	4,493,641	5,293,739	12,575	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,559,718)	(2,308,574)	(1,989,444)	(1,779,292)	8,112	11,590	1,244,984	1,787,439
Realized gain (loss) on investments	3,338,345	6,629,580	(2,870,257)	(5,070,783)	(56,266)	(27,080)	(19,539,277)	(6,544,540)
Change in unrealized gain (loss) on investments	69,513,875	2,119,857	50,710,093	10,786,045	31,556	38,668	13,000,740	9,982,958
Reinvested capital gains	27,150,124	44,016,105	18,235,243	29,545,635	-	114,157	-	40,213,968

Net increase (decrease) in contract owners’ equity resulting from operations	97,442,626	50,456,968	64,085,635	33,481,605	(16,598)	137,335	(5,293,553)	45,439,825

Equity transactions:
Purchase payments received from contract owners (note 4)	928,534	1,523,950	8,144,883	4,904,039	-	(971)	2,085,238	2,870,048
Transfers between funds	(5,354,913)	(1,867,508)	(29,042,828)	8,663,181	(85,169)	(74,798)	(193,310)	(3,325,488)
Redemptions (notes 2, 3, and 4)	(13,684,156)	(17,902,178)	(10,931,783)	(12,849,049)	(2,315)	(39,389)	(16,283,006)	(25,040,142)
Adjustments to maintain reserves	2,354	175	610	(20)	3	3	671	17

Net equity transactions	(18,108,181)	(18,245,561)	(31,829,118)	718,151	(87,481)	(115,155)	(14,390,407)	(25,495,565)

Net change in contract owners’ equity	79,334,445	32,211,407	32,256,517	34,199,756	(104,079)	22,180	(19,683,960)	19,944,260
Contract owners’ equity at beginning of period	178,846,131	146,634,724	128,549,149	94,349,393	648,555	626,375	231,598,787	211,654,527

Contract owners’ equity at end of period	$258,180,576	178,846,131	160,805,666	128,549,149	544,476	648,555	211,914,827	231,598,787

CHANGE IN UNITS:
Beginning units	7,457,247	8,287,039	5,672,388	5,598,301	34,208	40,741	10,260,963	11,449,717
Units purchased	93,517	121,840	1,904,715	1,622,679	1,187	274	856,577	424,367
Units redeemed	(775,253)	(951,632)	(3,102,231)	(1,548,592)	(6,232)	(6,807)	(1,483,755)	(1,613,121)

Ending units	6,775,511	7,457,247	4,474,872	5,672,388	29,163	34,208	9,633,785	10,260,963

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(619,901)	(509,008)	(471,230)	(396,943)	(9,220)	(10,222)	(712,647)	(845,151)
Realized gain (loss) on investments	1,360,270	2,231,541	677,632	1,324,883	(50,177)	(81,247)	(2,262,473)	6,641,110
Change in unrealized gain (loss) on investments	1,495,311	9,171,508	1,173,866	5,204,244	89,237	339,592	7,797,822	5,270,364
Reinvested capital gains	5,726,559	5,862,075	3,770,387	3,343,833	113,260	200,511	6,333,970	11,257,304

Net increase (decrease) in contract owners’ equity resulting from operations	7,962,239	16,756,116	5,150,655	9,476,017	143,100	448,634	11,156,672	22,323,627

Equity transactions:
Purchase payments received from contract owners (note 4)	315,541	454,211	1,158,943	3,448,248	46,985	51,240	1,725,162	1,957,837
Transfers between funds	(1,961,131)	(809,560)	(2,074,447)	(1,228,082)	(81,919)	(52,964)	(5,875,102)	(1,327,303)
Redemptions (notes 2, 3, and 4)	(4,640,884)	(6,674,205)	(2,821,863)	(5,170,758)	(207,182)	(387,637)	(9,922,189)	(11,423,659)
Adjustments to maintain reserves	1,076	(60)	347	(432)	58	(42)	797	(20)

Net equity transactions	(6,285,398)	(7,029,614)	(3,737,020)	(2,951,024)	(242,058)	(389,403)	(14,071,332)	(10,793,145)

Net change in contract owners’ equity	1,676,841	9,726,502	1,413,635	6,524,993	(98,958)	59,231	(2,914,660)	11,530,482
Contract owners’ equity at beginning of period	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477	105,198,483	93,668,001

Contract owners’ equity at end of period	$77,645,454	75,968,613	44,528,018	43,114,383	2,003,750	2,102,708	102,283,823	105,198,483

CHANGE IN UNITS:
Beginning units	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207	4,925,653	5,445,148
Units purchased	44,396	36,440	575,769	403,190	12,640	5,377	354,668	980,238
Units redeemed	(357,457)	(400,441)	(735,503)	(556,352)	(26,766)	(25,267)	(994,243)	(1,499,733)

Ending units	3,252,837	3,565,898	1,943,145	2,102,879	81,191	95,317	4,286,078	4,925,653

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVOLG2		NVRE1		NVRE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,076	1,305,605	(1,208,183)	(9,583)	65,393	147,271	(292,407)	(41,059)
Realized gain (loss) on investments	2,943,052	9,742,258	(6,125,520)	(4,385,492)	(899,551)	(1,076,756)	(4,869,492)	(1,423,079)
Change in unrealized gain (loss) on investments	20,905,499	4,696,528	24,326,983	16,051,245	(2,653,247)	11,769,139	(3,464,714)	23,025,386
Reinvested capital gains	39,046,437	96,430,002	28,648,461	68,289,238	173,919	-	360,732	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,914,064	112,174,393	45,641,741	79,945,408	(3,313,486)	10,839,654	(8,265,881)	21,561,248

Equity transactions:
Purchase payments received from contract owners (note 4)	3,877,169	2,982,662	12,740,745	5,039,861	398,469	519,095	3,815,038	2,999,734
Transfers between funds	(8,850,312)	(4,879,185)	(41,297,637)	13,754,398	(1,562,985)	(483,738)	(10,150,888)	5,008,440
Redemptions (notes 2, 3, and 4)	(31,884,997)	(38,541,417)	(24,755,607)	(25,391,347)	(2,968,534)	(4,960,873)	(7,325,047)	(9,565,206)
Adjustments to maintain reserves	4,555	981	(526)	580	253	(49)	(11,444)	(88)

Net equity transactions	(36,853,585)	(40,436,959)	(53,313,025)	(6,596,508)	(4,132,797)	(4,925,565)	(13,672,341)	(1,557,120)

Net change in contract owners’ equity	26,060,479	71,737,434	(7,671,284)	73,348,900	(7,446,283)	5,914,089	(21,938,222)	20,004,128
Contract owners’ equity at beginning of period	399,493,431	327,755,997	305,459,440	232,110,540	44,837,288	38,923,199	97,656,428	77,652,300

Contract owners’ equity at end of period	$425,553,910	399,493,431	297,788,156	305,459,440	37,391,005	44,837,288	75,718,206	97,656,428

CHANGE IN UNITS:
Beginning units	9,975,304	11,104,064	7,991,334	8,197,306	2,444,964	2,737,930	5,671,543	5,777,988
Units purchased	159,165	144,812	1,782,286	1,635,828	53,054	88,471	655,716	1,213,815
Units redeemed	(1,070,663)	(1,273,572)	(3,117,677)	(1,841,800)	(321,248)	(381,437)	(1,598,296)	(1,320,260)

Ending units	9,063,806	9,975,304	6,655,943	7,991,334	2,176,770	2,444,964	4,728,963	5,671,543

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB2		NVTIV3		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(613,219)	(597,986)	183,121	1,032,187	(244,989)	1,708,201	(8,001,691)	1,468,501
Realized gain (loss) on investments	(10,356,062)	(2,940,718)	97,472	(1,003,869)	(5,878,017)	1,676,428	-	-
Change in unrealized gain (loss) on investments	28,236,068	(14,450,894)	1,782,083	3,587,210	16,654,967	(860,109)	-	-
Reinvested capital gains	4,881,037	38,288,355	-	-	-	16,421,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,147,824	20,298,757	2,062,676	3,615,528	10,531,961	18,946,305	(8,001,691)	1,468,501

Equity transactions:
Purchase payments received from contract owners (note 4)	20,341,660	12,868,858	13,442,318	14,025,257	1,219,692	4,078,392	156,578,576	134,678,359
Transfers between funds	(4,223,369)	139,987	14,712,647	(14,198,213)	5,850,021	14,144,987	579,450,568	268,169,188
Redemptions (notes 2, 3, and 4)	(6,649,956)	(4,691,174)	(18,056,894)	(16,384,941)	(14,872,665)	(18,641,037)	(557,241,631)	(465,764,138)
Adjustments to maintain reserves	353	(437)	(22)	(36)	531	(5)	(42,908)	6,117

Net equity transactions	9,468,688	8,317,234	10,098,049	(16,557,933)	(7,802,421)	(417,663)	178,744,605	(62,910,474)

Net change in contract owners’ equity	31,616,512	28,615,991	12,160,725	(12,942,405)	2,729,540	18,528,642	170,742,914	(61,441,973)
Contract owners’ equity at beginning of period	113,146,374	84,530,383	147,991,296	160,933,701	189,900,204	171,371,562	504,189,693	565,631,666

Contract owners’ equity at end of period	$144,762,886	113,146,374	160,152,021	147,991,296	192,629,744	189,900,204	674,932,607	504,189,693

CHANGE IN UNITS:
Beginning units	6,508,380	5,983,119	14,111,650	15,840,601	12,319,345	12,328,795	43,262,098	48,439,904
Units purchased	2,183,841	1,467,123	9,180,761	4,361,340	2,109,864	1,882,174	102,874,715	59,343,695
Units redeemed	(1,621,412)	(941,862)	(8,238,003)	(6,090,291)	(2,374,572)	(1,891,624)	(88,602,227)	(64,521,501)

Ending units	7,070,809	6,508,380	15,054,408	14,111,650	12,054,637	12,319,345	57,534,586	43,262,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(692,996)	(750,308)	(533,361)	(601,305)	(87,778)	(80,482)	(636,085)	(580,760)
Realized gain (loss) on investments	493,203	899,993	(3,540,249)	(2,453,956)	(25,114)	(128,166)	(3,734,176)	(293,111)
Change in unrealized gain (loss) on investments	8,723,690	5,795,975	10,238,949	6,559,275	1,606,843	290,025	13,030,364	158,252
Reinvested capital gains	2,257,009	6,641,946	1,673,776	4,811,073	890,439	1,667,975	5,810,636	10,937,783

Net increase (decrease) in contract owners’ equity resulting from operations	10,780,906	12,587,606	7,839,115	8,315,087	2,384,390	1,749,352	14,470,739	10,222,164

Equity transactions:
Purchase payments received from contract owners (note 4)	295,986	353,335	2,018,803	1,384,344	87,797	82,071	3,608,806	2,127,553
Transfers between funds	(1,611,983)	(1,099,718)	(2,132,440)	53,394	56,477	(113,048)	(5,129,224)	206,502
Redemptions (notes 2, 3, and 4)	(4,898,946)	(5,260,034)	(3,675,597)	(3,779,487)	(430,870)	(487,260)	(3,627,501)	(2,910,891)
Adjustments to maintain reserves	987	2,273	(41,141)	(347)	87	(52)	459	(421)

Net equity transactions	(6,213,956)	(6,004,144)	(3,830,375)	(2,342,096)	(286,509)	(518,289)	(5,147,460)	(577,257)

Net change in contract owners’ equity	4,566,950	6,583,462	4,008,740	5,972,991	2,097,881	1,231,063	9,323,279	9,644,907
Contract owners’ equity at beginning of period	60,683,223	54,099,761	41,328,124	35,355,133	6,568,627	5,337,564	40,921,997	31,277,090

Contract owners’ equity at end of period	$65,250,173	60,683,223	45,336,864	41,328,124	8,666,508	6,568,627	50,245,276	40,921,997

CHANGE IN UNITS:
Beginning units	806,570	888,494	1,019,467	1,077,040	385,691	420,135	1,200,642	1,224,052
Units purchased	19,741	16,309	136,887	114,181	78,129	60,173	490,149	296,499
Units redeemed	(109,812)	(98,233)	(227,474)	(171,754)	(97,633)	(94,617)	(626,535)	(319,909)

Ending units	716,499	806,570	928,880	1,019,467	366,187	385,691	1,064,256	1,200,642

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(232,120)	(71,887)	(461,934)	(242,885)	(229,072)	(226,179)	(630,984)	(627,212)
Realized gain (loss) on investments	(2,725,354)	550,254	(5,499,684)	(2,764,139)	7,468,812	8,613,128	11,638,678	14,753,218
Change in unrealized gain (loss) on investments	3,190,050	(4,023,582)	7,734,569	(2,883,314)	(5,763,463)	16,498,962	(10,405,370)	6,215,676
Reinvested capital gains	95,691	7,373,925	164,124	11,286,911	8,921,899	5,358,500	7,573,076	4,631,916

Net increase (decrease) in contract owners’ equity resulting from operations	328,267	3,828,710	1,937,075	5,396,573	10,398,176	30,244,411	8,175,400	24,973,598

Equity transactions:
Purchase payments received from contract owners (note 4)	369,263	321,666	1,736,038	1,001,527	640,948	1,145,526	3,555,108	4,601,250
Transfers between funds	(388,225)	(431,245)	1,400,564	(178,799)	(2,381,360)	(1,289,921)	(4,407,795)	1,979,516
Redemptions (notes 2, 3, and 4)	(2,263,134)	(2,830,041)	(2,685,706)	(3,138,150)	(9,320,451)	(12,583,393)	(10,473,615)	(12,535,194)
Adjustments to maintain reserves	529	76	(60,692)	(336)	3,883	293	1,103	18

Net equity transactions	(2,281,567)	(2,939,544)	390,204	(2,315,758)	(11,056,980)	(12,727,495)	(11,325,199)	(5,954,410)

Net change in contract owners’ equity	(1,953,300)	889,166	2,327,279	3,080,815	(658,804)	17,516,916	(3,149,799)	19,019,188
Contract owners’ equity at beginning of period	23,887,728	22,998,562	35,487,106	32,406,291	131,486,748	113,969,832	112,611,597	93,592,409

Contract owners’ equity at end of period	$21,934,428	23,887,728	37,814,385	35,487,106	130,827,944	131,486,748	109,461,798	112,611,597

CHANGE IN UNITS:
Beginning units	571,880	644,567	927,362	987,854	937,161	1,054,265	3,243,676	3,413,423
Units purchased	37,930	21,407	234,590	121,142	9,465	19,611	375,907	757,632
Units redeemed	(98,417)	(94,094)	(203,915)	(181,634)	(92,574)	(136,715)	(710,216)	(927,379)

Ending units	511,393	571,880	958,037	927,362	854,052	937,161	2,909,367	3,243,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMINS		AMMCGS		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(195)	(195)	(1,192)	(1,706)	(47,475)	(46,445)	(107,500)	(149,785)
Realized gain (loss) on investments	602	1,169	281	(186)	230,589	186,419	921,915	918,513
Change in unrealized gain (loss) on investments	3,505	1,599	6,678	22,928	645,314	412,095	981,140	1,735,274
Reinvested capital gains	643	814	5,136	4,452	165,824	227,134	586,266	837,518

Net increase (decrease) in contract owners’ equity resulting from operations	4,555	3,387	10,903	25,488	994,252	779,203	2,381,821	3,341,520

Equity transactions:
Purchase payments received from contract owners (note 4)	2,859	2,968	-	4	15,396	1,168	42,063	69,515
Transfers between funds	-	543	-	(7,452)	(119,740)	147,797	(694,651)	(586,051)
Redemptions (notes 2, 3, and 4)	(4,392)	(4,520)	(13,170)	(8,192)	(284,460)	(303,499)	(1,378,368)	(1,633,219)
Adjustments to maintain reserves	473	44	10	(17)	(25)	(90)	550	13,398

Net equity transactions	(1,060)	(965)	(13,160)	(15,657)	(388,829)	(154,624)	(2,030,406)	(2,136,357)

Net change in contract owners’ equity	3,495	2,422	(2,257)	9,831	605,423	624,579	351,415	1,205,163
Contract owners’ equity at beginning of period	14,771	12,349	116,470	106,639	3,157,985	2,533,406	15,904,345	14,699,182

Contract owners’ equity at end of period	$18,266	14,771	114,213	116,470	3,763,408	3,157,985	16,255,760	15,904,345

CHANGE IN UNITS:
Beginning units	-	-	7,137	8,216	72,408	75,180	446,891	512,948
Units purchased	-	7	-	263	12,706	17,123	7,868	4,014
Units redeemed	-	(7)	(806)	(1,342)	(22,472)	(19,895)	(67,588)	(70,071)

Ending units	-	-	6,331	7,137	62,642	72,408	387,171	446,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NOTB4		NOTG4		NOTMG4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$516,064	308,894	12,100	23,017	(3,217)	(24,315)	5,376	2,094
Realized gain (loss) on investments	(436,992)	(604,713)	(114,989)	(19,587)	(62,227)	(39,041)	(93,956)	(30,694)
Change in unrealized gain (loss) on investments	834,815	1,743,415	233,121	860,094	173,119	408,299	231,249	655,547
Reinvested capital gains	-	-	123,258	291,956	-	327,239	55,340	305,396

Net increase (decrease) in contract owners’ equity resulting from operations	913,887	1,447,596	253,490	1,155,480	107,675	672,182	198,009	932,343

Equity transactions:
Purchase payments received from contract owners (note 4)	359,865	401,173	6,704	4,918	140,450	13,789	20,411	15,786
Transfers between funds	1,173,044	(1,483,799)	(55,468)	(1,510)	20,483	(172,261)	(120,003)	(31,310)
Redemptions (notes 2, 3, and 4)	(6,867,839)	(9,045,544)	(2,159,417)	(831,279)	(755,498)	(267,618)	(899,312)	(366,742)
Adjustments to maintain reserves	(21)	(3)	49	(84)	66	(56)	83	(85)

Net equity transactions	(5,334,951)	(10,128,173)	(2,208,132)	(827,955)	(594,499)	(426,146)	(998,821)	(382,351)

Net change in contract owners’ equity	(4,421,064)	(8,680,577)	(1,954,642)	327,525	(486,824)	246,036	(800,812)	549,992
Contract owners’ equity at beginning of period	62,825,663	71,506,240	10,056,420	9,728,895	5,078,242	4,832,206	7,455,381	6,905,389

Contract owners’ equity at end of period	$58,404,599	62,825,663	8,101,778	10,056,420	4,591,418	5,078,242	6,654,569	7,455,381

CHANGE IN UNITS:
Beginning units	5,359,460	6,261,593	851,617	925,125	407,232	443,562	597,271	629,849
Units purchased	718,571	827,348	12,434	8,207	18,017	4,163	11,155	14,312
Units redeemed	(1,205,911)	(1,729,481)	(200,455)	(81,715)	(68,216)	(40,493)	(93,068)	(46,890)

Ending units	4,872,120	5,359,460	663,596	851,617	357,033	407,232	515,358	597,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMUBA		PMVAAD		PMVEBD		PMVFAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,215	2,103	1,211,685	494,777	354,430	333,967	542,121	48,392
Realized gain (loss) on investments	(34)	(3)	(551,472)	(185,615)	(83,687)	(33,459)	(269,513)	(40,867)
Change in unrealized gain (loss) on investments	1,178	208	1,364,870	3,627,074	234,660	1,134,133	964,385	818,587
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,359	2,308	2,025,083	3,936,236	505,403	1,434,641	1,236,993	826,112

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	550,108	865,302	871,078	896,950	1,321,563	409,783
Transfers between funds	1,160	755	(2,069,757)	(570,509)	(458,715)	601,718	(554,649)	(324,808)
Redemptions (notes 2, 3, and 4)	(4)	-	(3,178,677)	(2,471,263)	(720,092)	(890,349)	(1,501,312)	(1,850,854)
Adjustments to maintain reserves	(7)	(1)	335	(310)	3,271	(392)	1,721	(261)

Net equity transactions	1,149	754	(4,697,991)	(2,176,780)	(304,458)	607,927	(732,677)	(1,766,140)

Net change in contract owners’ equity	3,508	3,062	(2,672,908)	1,759,456	200,945	2,042,568	504,316	(940,028)
Contract owners’ equity at beginning of period	57,094	54,032	42,458,156	40,698,700	12,982,549	10,939,981	15,596,010	16,536,038

Contract owners’ equity at end of period	$60,602	57,094	39,785,248	42,458,156	13,183,494	12,982,549	16,100,326	15,596,010

CHANGE IN UNITS:
Beginning units	5,450	5,377	3,633,506	3,832,626	1,163,994	1,107,456	1,330,616	1,483,969
Units purchased	157	73	181,386	196,403	249,126	301,190	268,225	176,431
Units redeemed	(50)	-	(604,580)	(395,523)	(288,421)	(244,652)	(341,796)	(329,784)

Ending units	5,557	5,450	3,210,312	3,633,506	1,124,699	1,163,994	1,257,045	1,330,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,197	8,480	11,776	10,826	21,672	2,477	(1,469,131)	4,497,268
Realized gain (loss) on investments	6,976	979	517	579	114	67	(3,411,418)	(2,973,394)
Change in unrealized gain (loss) on investments	(8,301)	26,435	4,386	20,633	39,231	3,187	9,543,778	7,513,362
Reinvested capital gains	-	4,505	-	-	1,310	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,872	40,399	16,679	32,038	62,327	5,731	4,663,229	9,037,236

Equity transactions:
Purchase payments received from contract owners (note 4)	39,517	10,673	10,001	9,405	1,113,755	82,443	10,316,746	15,922,270
Transfers between funds	(139,911)	14,971	36,725	(2,016)	352,645	151,825	25,427,108	1,382,752
Redemptions (notes 2, 3, and 4)	(10,832)	(16,357)	(1,237)	(17,262)	(103)	-	(37,048,496)	(39,460,277)
Adjustments to maintain reserves	63	-	60	8	71	(25)	(18,290)	7,592

Net equity transactions	(111,163)	9,287	45,549	(9,865)	1,466,368	234,243	(1,322,932)	(22,147,663)

Net change in contract owners’ equity	(80,291)	49,686	62,228	22,173	1,528,695	239,974	3,340,297	(13,110,427)
Contract owners’ equity at beginning of period	678,593	628,907	256,990	234,817	257,017	17,043	382,314,612	395,425,039

Contract owners’ equity at end of period	$598,302	678,593	319,218	256,990	1,785,712	257,017	385,654,909	382,314,612

CHANGE IN UNITS:
Beginning units	53,592	52,907	19,301	20,123	23,677	1,696	33,581,573	35,595,616
Units purchased	9,264	9,828	5,347	1,358	136,272	22,528	9,041,727	6,226,123
Units redeemed	(18,003)	(9,143)	(1,859)	(2,180)	(1,834)	(547)	(9,238,915)	(8,240,166)

Ending units	44,853	53,592	22,789	19,301	158,115	23,677	33,384,385	33,581,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRA		PMVRSD		PMVSTA		PMVTRD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,927	2,987	5,338	4,733	(218,811)	547,938	1,862,832	4,965,756
Realized gain (loss) on investments	993	231	(3,719)	(11,941)	(289,238)	(24,819)	(612,281)	(4,466,965)
Change in unrealized gain (loss) on investments	30,832	15,815	1,175	19,562	717,820	167,188	18,955,727	22,495,555
Reinvested capital gains	-	-	-	-	-	-	3,970,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,752	19,033	2,794	12,354	209,771	690,307	24,176,592	22,994,346

Equity transactions:
Purchase payments received from contract owners (note 4)	198,323	27,743	-	47,078	7,269,633	11,238,019	21,985,939	23,515,787
Transfers between funds	5,541	(4,408)	(14,934)	(34,142)	5,644,425	13,692,917	16,741,128	(18,748,641)
Redemptions (notes 2, 3, and 4)	(4,213)	(15,993)	(1,756)	(19,317)	(9,830,985)	(5,819,389)	(34,203,238)	(30,929,752)
Adjustments to maintain reserves	44	10	11	(2)	4,461	(244)	41,271	1,000

Net equity transactions	199,695	7,352	(16,679)	(6,383)	3,087,534	19,111,303	4,565,100	(26,161,606)

Net change in contract owners’ equity	234,447	26,385	(13,885)	5,971	3,297,305	19,801,610	28,741,692	(3,167,260)
Contract owners’ equity at beginning of period	265,577	239,192	123,184	117,213	69,148,806	49,347,196	363,492,228	366,659,488

Contract owners’ equity at end of period	$500,024	265,577	109,299	123,184	72,446,111	69,148,806	392,233,920	363,492,228

CHANGE IN UNITS:
Beginning units	26,395	25,651	20,926	22,048	6,714,306	4,846,128	31,717,096	34,163,917
Units purchased	21,303	3,826	2,155	10,251	3,443,545	3,561,834	8,397,388	5,074,102
Units redeemed	(3,019)	(3,082)	(4,698)	(11,373)	(3,178,693)	(1,693,656)	(8,147,058)	(7,520,923)

Ending units	44,679	26,395	18,383	20,926	6,979,158	6,714,306	31,967,426	31,717,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVIGIB		PVTIGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,079)	13,337	(75,573)	(41,863)	(1,679)	-	75,174	(23,221)
Realized gain (loss) on investments	(52,039)	18,824	231,208	40,038	2,065	-	(751,407)	112,274
Change in unrealized gain (loss) on investments	553,944	395,272	1,300,481	504,044	44,874	-	779,652	1,695,273
Reinvested capital gains	181,488	217,089	249,686	397,786	-	-	-	14,357

Net increase (decrease) in contract owners’ equity resulting from operations	670,314	644,522	1,705,802	900,005	45,260	-	103,419	1,798,683

Equity transactions:
Purchase payments received from contract owners (note 4)	5,448,071	50,908	43,119	49,692	297,460	-	1,891,244	1,384,957
Transfers between funds	2,018,524	277,339	2,312,481	1,097,538	494,526	-	(7,123,103)	8,329,577
Redemptions (notes 2, 3, and 4)	(473,618)	(268,507)	(512,063)	(424,655)	(889)	-	(738,100)	(345,492)
Adjustments to maintain reserves	105	(107)	145	(46)	(9)	-	660	(185)

Net equity transactions	6,993,082	59,633	1,843,682	722,529	791,088	-	(5,969,299)	9,368,857

Net change in contract owners’ equity	7,663,396	704,155	3,549,484	1,622,534	836,348	-	(5,865,880)	11,167,540
Contract owners’ equity at beginning of period	2,895,953	2,191,798	3,782,197	2,159,663	-	-	18,098,499	6,930,959

Contract owners’ equity at end of period	$10,559,349	2,895,953	7,331,681	3,782,197	836,348	-	12,232,619	18,098,499

CHANGE IN UNITS:
Beginning units	222,349	215,922	208,365	160,245	-	-	889,855	412,873
Units purchased	655,345	45,844	193,045	122,201	70,369	-	185,989	547,749
Units redeemed	(101,864)	(39,417)	(105,329)	(74,081)	(8,376)	-	(548,808)	(70,767)

Ending units	775,830	222,349	296,081	208,365	61,993	-	527,036	889,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HVSIT		ROCSC		TRHS2		VVGGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(243,599)	(277,767)	1,188	713	(4,433,248)	(4,176,964)	3,838	(597)
Realized gain (loss) on investments	(1,124,226)	(1,808,071)	(8,793)	(3,218)	9,717,089	6,912,254	133,222	6,471
Change in unrealized gain (loss) on investments	2,241,899	2,319,589	(20,551)	13,239	46,156,054	46,488,399	(48,044)	36,774
Reinvested capital gains	1,147,365	3,438,461	3,672	31,345	18,506,482	12,324,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,021,439	3,672,212	(24,484)	42,079	69,946,377	61,548,592	89,016	42,648

Equity transactions:
Purchase payments received from contract owners (note 4)	42,708	60,551	-	-	22,552,047	11,808,198	536,145	235,684
Transfers between funds	(1,028,480)	(123,352)	(12,188)	(405)	(21,440,570)	(11,873,081)	26,023	(22,240)
Redemptions (notes 2, 3, and 4)	(1,889,748)	(1,898,136)	(7,653)	(6,088)	(22,663,254)	(23,338,467)	(93,943)	-
Adjustments to maintain reserves	250	(273)	1	1	1,428	687	(9)	(9)

Net equity transactions	(2,875,270)	(1,961,210)	(19,840)	(6,492)	(21,550,349)	(23,402,663)	468,216	213,435

Net change in contract owners’ equity	(853,831)	1,711,002	(44,324)	35,587	48,396,028	38,145,929	557,232	256,083
Contract owners’ equity at beginning of period	17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-

Contract owners’ equity at end of period	$16,632,274	17,486,105	226,558	270,882	330,365,126	281,969,098	813,315	256,083

CHANGE IN UNITS:
Beginning units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-
Units purchased	103,633	153,761	234	98	1,169,946	805,556	111,499	23,243
Units redeemed	(228,219)	(237,571)	(1,894)	(561)	(1,696,977)	(1,431,572)	(64,571)	(2,288)

Ending units	690,065	814,651	15,761	17,421	5,988,488	6,515,519	67,883	20,955

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWBF		VWEM		VWHA		VWHAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$310,394	(61,964)	93,175	(128,946)	(38,805)	(147,849)	(184,848)	(415,798)
Realized gain (loss) on investments	(404,312)	(384,362)	304,885	214,567	(1,057,079)	(904,592)	(2,482,287)	(1,990,985)
Change in unrealized gain (loss) on investments	419,534	1,106,322	1,091,025	3,254,670	2,538,676	2,127,142	6,934,842	4,901,599
Reinvested capital gains	-	-	409,091	340,644	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	325,616	659,996	1,898,176	3,680,935	1,442,792	1,074,701	4,267,707	2,494,816

Equity transactions:
Purchase payments received from contract owners (note 4)	32,832	64,702	57,851	179,673	37	44	1,370,607	1,612,198
Transfers between funds	(264,955)	(138,451)	(910,548)	(223,573)	(314,918)	(319,210)	49,982	710,838
Redemptions (notes 2, 3, and 4)	(466,249)	(726,816)	(1,614,221)	(1,439,728)	(915,913)	(949,529)	(1,859,168)	(2,869,658)
Adjustments to maintain reserves	(416)	526	(186)	486	(66)	19	165	(267)

Net equity transactions	(698,788)	(800,039)	(2,467,104)	(1,483,142)	(1,230,860)	(1,268,676)	(438,414)	(546,889)

Net change in contract owners’ equity	(373,172)	(140,043)	(568,928)	2,197,793	211,932	(193,975)	3,829,293	1,947,927
Contract owners’ equity at beginning of period	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951	25,930,502	23,982,575

Contract owners’ equity at end of period	$5,777,855	6,151,027	14,940,718	15,509,646	10,733,908	10,521,976	29,759,795	25,930,502

CHANGE IN UNITS:
Beginning units	253,821	288,142	493,694	546,069	597,024	689,947	4,531,754	4,611,558
Units purchased	18,733	4,861	10,780	76,917,185	39,396	8,542	1,859,425	2,286,179
Units redeemed	(50,323)	(39,182)	(93,611)	(76,969,560)	(127,291)	(101,465)	(1,943,223)	(2,365,983)

Ending units	222,231	253,821	410,863	493,694	509,129	597,024	4,447,956	4,531,754

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VYDS		VRVDRA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(699)	(1,121)	(467)	22,838	(795)	(662)	(2,318)	(2,765)
Realized gain (loss) on investments	23,576	1,348	(325,189)	302	2,005	1,402	15,968	13,260
Change in unrealized gain (loss) on investments	(12,110)	25,198	175,530	(188,998)	22,455	8,145	16,242	26,132
Reinvested capital gains	9,744	9,023	32,823	188,784	4,668	4,819	19,832	30,229

Net increase (decrease) in contract owners’ equity resulting from operations	20,511	34,448	(117,303)	22,926	28,333	13,704	49,724	66,856

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	846,314	621,237	509	(66)	872	2,544
Transfers between funds	(177,930)	-	(464,628)	1,400,528	-	97	-	-
Redemptions (notes 2, 3, and 4)	(5,024)	(2,015)	(42,890)	(14,347)	(3,117)	(2,555)	(33,943)	(30,326)
Adjustments to maintain reserves	18	(2)	343,302	(343,320)	(97)	188	146	(521)

Net equity transactions	(182,936)	(2,017)	682,098	1,664,098	(2,705)	(2,336)	(32,925)	(28,303)

Net change in contract owners’ equity	(162,425)	32,431	564,795	1,687,024	25,628	11,368	16,799	38,553
Contract owners’ equity at beginning of period	162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758

Contract owners’ equity at end of period	$-	162,425	2,251,819	1,687,024	75,362	49,734	286,110	269,311

CHANGE IN UNITS:
Beginning units	5,849	5,933	188,313	-	-	-	-	-
Units purchased	-	-	154,321	233,753	-	52	-	-
Units redeemed	(5,849)	(84)	(127,581)	(45,440)	-	(52)	-	-

Ending units	-	5,849	215,053	188,313	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVOG2		WFVSCG		IVKMG2		GVDIVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(231)	(192)	(1,623,663)	(1,498,591)	(66,859)	(222,393)	150,677	479,653
Realized gain (loss) on investments	78	(487)	6,597,645	4,022,919	(4,628,635)	(15,024)	(1,076,727)	(50,840)
Change in unrealized gain (loss) on investments	4,626	2,744	40,369,257	1,489,391	(211,614)	2,204,699	606,641	(211,448)
Reinvested capital gains	1,205	1,609	5,832,761	15,459,225	4,067,445	2,168,599	-	92,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,678	3,674	51,176,000	19,472,944	(839,663)	4,135,881	(319,409)	309,662

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	7,695,940	5,557,842	(100,245)	95,346	15,744	34,571
Transfers between funds	-	-	(9,117,686)	(8,067,061)	(13,612,814)	(402,006)	(1,827,936)	70,926
Redemptions (notes 2, 3, and 4)	(12)	(11,507)	(10,580,292)	(6,522,739)	(595,013)	(1,962,485)	(180,150)	(238,465)
Adjustments to maintain reserves	13	9	(42)	(2)	193,476	(289)	(7,480)	(51)

Net equity transactions	1	(11,498)	(12,002,080)	(9,031,960)	(14,114,596)	(2,269,434)	(1,999,822)	(133,019)

Net change in contract owners’ equity	5,679	(7,824)	39,173,920	10,440,984	(14,954,259)	1,866,447	(2,319,231)	176,643
Contract owners’ equity at beginning of period	13,839	21,663	96,594,462	86,153,478	14,954,259	13,087,812	2,319,231	2,142,588

Contract owners’ equity at end of period	$19,518	13,839	135,768,382	96,594,462	-	14,954,259	-	2,319,231

CHANGE IN UNITS:
Beginning units	403	850	2,719,852	2,983,354	740,367	856,633	230,954	245,331
Units purchased	-	-	712,997	470,810	31,667	126,620	29,632	19,745
Units redeemed	-	(447)	(978,077)	(734,312)	(772,034)	(242,886)	(260,586)	(34,122)

Ending units	403	403	2,454,772	2,719,852	-	740,367	-	230,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIV2		NVMLV1		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,780,193	10,951,298	12,371	627,463	174,976	16,019,792	(170,954)	(28,638)
Realized gain (loss) on investments	(21,222,686)	(1,279,662)	(1,983,705)	(104,926)	(54,039,806)	(1,428,375)	(433,200)	160,078
Change in unrealized gain (loss) on investments	10,584,849	(4,905,924)	641,489	(84,902)	17,609,902	(4,645,527)	(699,184)	1,743,424
Reinvested capital gains	-	2,114,428	949,299	246,664	27,160,406	5,625,297	1,120,928	323,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,857,644)	6,880,140	(380,546)	684,299	(9,094,522)	15,571,187	(182,410)	2,198,800

Equity transactions:
Purchase payments received from contract owners (note 4)	690,755	1,394,422	17,181	53,182	2,099,876	3,478,788	576,558	992,895
Transfers between funds	(43,754,810)	4,085,834	(2,471,408)	(307,830)	(71,270,134)	3,841,155	(16,921,490)	1,511,436
Redemptions (notes 2, 3, and 4)	(3,046,927)	(5,938,346)	(240,171)	(398,783)	(4,868,892)	(6,258,174)	(961,999)	(1,078,893)
Adjustments to maintain reserves	(6,810)	(461)	51	(3,163)	209	(192)	(43)	(115)

Net equity transactions	(46,117,792)	(458,551)	(2,694,347)	(656,594)	(74,038,941)	1,061,577	(17,306,974)	1,425,323

Net change in contract owners’ equity	(52,975,436)	6,421,589	(3,074,893)	27,705	(83,133,463)	16,632,764	(17,489,384)	3,624,123
Contract owners’ equity at beginning of period	52,975,436	46,553,847	3,074,893	3,047,188	83,133,463	66,500,699	17,489,384	13,865,261

Contract owners’ equity at end of period	$-	52,975,436	-	3,074,893	-	83,133,463	-	17,489,384

CHANGE IN UNITS:
Beginning units	3,212,335	3,238,080	140,058	171,784	4,690,827	4,631,844	1,309,996	1,200,259
Units purchased	652,334	585,821	8,962	16,093	690,223	761,693	274,218	290,662
Units redeemed	(3,864,669)	(611,566)	(149,020)	(47,819)	(5,381,050)	(702,710)	(1,584,214)	(180,925)

Ending units	-	3,212,335	-	140,058	-	4,690,827	-	1,309,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2		AMTP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(170,437)	59,077	-	235
Realized gain (loss) on investments	(519,117)	184,384	-	585
Change in unrealized gain (loss) on investments	(370,242)	2,178,595	-	(2,350)
Reinvested capital gains	218,908	318,413	-	3,092

Net increase (decrease) in contract owners’ equity resulting from operations	(840,888)	2,740,469	-	1,562

Equity transactions:
Purchase payments received from contract owners (note 4)	1,936,350	2,389,460	-	97
Transfers between funds	(23,428,639)	4,619,970	-	(739)
Redemptions (notes 2, 3, and 4)	(371,961)	(1,161,622)	-	(438)
Adjustments to maintain reserves	(1,234)	37,076	-	(13,860)

Net equity transactions	(21,865,484)	5,884,884	-	(14,940)

Net change in contract owners’ equity	(22,706,372)	8,625,353	-	(13,378)
Contract owners’ equity at beginning of period	22,706,372	14,081,019	-	13,378

Contract owners’ equity at end of period	$-	22,706,372	-	-

CHANGE IN UNITS:
Beginning units	1,555,557	1,144,692	-	-
Units purchased	249,810	568,587	-	-
Units redeemed	(1,805,367)	(157,722)	-	-

Ending units	-	1,555,557	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)*
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)*
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)*
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	11/19/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	1016/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	9/14/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	8/18/2020
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	7/1/2020
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	7/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	6/4/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/19/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/19/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/5/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $395,141,048 and $428,008,685, respectively, and total transfers from the Separate Account to the fixed account were $177,646,483 and $148,335,147, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$59,291,266,825	$-	$-	$59,291,266,825

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$17,323	$5,673
ALVDAA	6,831	323
ALVDAB	479,301	1,426,385
ALVGIB	364,752	887,307
ALVIVB	533,180	217,892
ALVSVA	66,101	171,842
ALVSVB	15,984,667	12,409,005
ALMCS	471,518	396,229
AAEIP3	10,186	1,216
ARLPE3	88,116	677
ACVB	2,585,446	5,154,223
ACVCA	4,571	3,855
ACVI	919	1,493
ACVIG	1,217,734	1,410,370
ACVIG2	308,506	510,152
ACVIP1	305,587	405,743
ACVIP2	41,784,899	48,110,027
ACVMV1	864,067	2,089,475
ACVMV2	14,362,228	19,932,957
ACVV2	3,187,953	184,965
AFGC	175,556	88,093
AFGF	565,258	1,100,919
AFHY	453,161	433,515
AMVBC4	557,881	237,898
AMVCB4	26,331	789
AMVGS4	60,465	82,784
AMVI4	36,734	260,443
AMVNW4	54,467	17
AVPAP2	39,514,575	84,446,416
BRVED3	33,706,918	32,977,745
BRVHY3	20,529,358	32,705,200
BRVTR3	101,073,494	49,189,620
MLVGA3	29,802,904	41,175,101
DCAP	3,082,377	5,194,621
DCAPS	10,671,333	21,678,828
DGI	1,264,974	1,931,572
DSIF	16,990,664	23,049,202
DSIFS	13,099,008	25,709,523
DSRG	1,168,511	4,271,312
DVDLS	89,162	219,309
DVMCSS	5,211,116	5,781,898
DVSCS	8,074,007	11,521,196
CHSMM	9,510,890	8,012,078
CLVHY2	12,487,248	15,665,913
DWVSVS	13,049,714	9,765,370
DWVVLS	312,145	487,646
ETVFR	4,908,043	17,199,215
FQB	623,739	599,223
FQBS	1,499,535	2,548,111
FVU2S	80,469	108,618
FAMP	2,676,186	8,348,367
FB2	138,638,111	78,522,262
FC2	48,229,733	3,215,173
FEI2	32,041,742	33,464,215
FEIP	15,920,252	26,034,224
FEMS2	16,897,544	1,027,407

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FF10S	1,316,723	996,031
FF10S2	46,258,683	28,935,155
FF20S	1,502,004	2,393,820
FF20S2	30,606,871	43,760,677
FF30S	2,213,000	1,602,313
FF30S2	11,548,454	8,104,208
FG2	115,185,101	70,372,906
FGI2	147,347,406	55,747,858
FGP	45,222,382	45,351,588
FHIP	4,616,780	6,834,128
FIGBP2	207,247,242	110,271,151
FIGBS	3,713,209	2,794,558
FMC2	16,504,783	50,259,606
FMCS	523,167	2,888,133
FNRS2	14,947,719	14,741,929
FO2	6,191,872	16,008,816
FOP	699,777	5,432,403
FRESS2	3,389,729	3,159,336
FVSS	458,333	656,120
FVSS2	465,025	656,806
FTVDM2	984,077	2,139,085
FTVFA2	31,539,219	17,684,037
FTVGI2	10,186,572	15,079,279
FTVIS2	41,450,625	56,573,851
FTVMD2	221,275	612,021
FTVRD2	2,840,980	7,471,479
FTVSI2	355,091	172,446
FTVSV2	12,666,044	14,384,083
TIF2	2,845,424	3,762,864
GVGMNS	494,901	1,265,869
GVMSAS	505,916	247,977
GVSSCS	79,344	128,172
RSRF	529	123
RVARS	4,487,800	5,445,435
ACEG2	2,070,573	1,904,684
IVBRA1	78,591	10,812
IVMCC2	4,000,518	2,278,590
OVAG	1,678,910	2,384,953
OVAG2	14,781,195	3,394,901
OVB	3,757,617	2,656,546
OVGI	2,068,439	2,103,702
OVGIS	25,324,134	37,043,057
OVGS	5,658,635	15,532,008
OVGSS	6,121,526	20,495,027
OVIG	146,525	396,647
OVIGS	6,886,727	11,055,637
OVMS	2,228,967	2,592,861
OVSB	152,637	246,567
OVSBS	450,421	1,538,142
OVSC	992,909	1,357,267
OVSCS	13,897,018	21,151,150
WRASP	5,611,101	23,819,394
WRENG	124,537	51,639
WRHIP	5,494,790	12,932,176
WRMCG	47,094,958	28,828,962
WRPAP	1,495	63
WRPCP	2,034,863	548,869
WRPMAP	6,931,691	12,389,886
WRPMAV	554,160	1,185,559
WRPMCP	533,480	449,253

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRPMCV	134,480	583,443
WRPMMV	390,442	629,790
WRPMP	2,541,353	4,371,371
JPICB2	16,411,511	443,002
JPMMV1	790,680	1,797,615
JABS	719,246	1,394,921
JACAS	15,144,762	32,211,278
JAFBS	30,663,013	12,718,514
JAGTS	65,152,502	49,664,247
JAIGS	916,500	5,928,743
JAMGS	718,164	650,231
LZREMS	4,569,849	4,105,585
LOVSDC	842,234	307,616
LOVTRC	19,171,537	8,754,671
MNCPS2	128,489	9,045
M2IGSS	799,177	1,495,693
MNDSC	22,861,437	19,598,150
MV2RIS	1,894,740	4,861
MV3MVS	6,184,415	2,513,594
MVFSC	43,993,919	41,817,304
MVIGSC	10,882,621	897,577
MVIVSC	16,348,398	46,071,848
MVRBSS	296,737	167
MVUSC	33,649	25,201
MGRFV	16	708
MSEM	52,809	166,607
MSEMB	27,692	77,260
MSGI2	1,468,304	2,263,276
MSVF2	3,418,182	4,487,968
MSVFI	1,763,400	2,141,324
MSVRE	1,538	2,230
MSVREB	81	456
VKVGR2	47,854	45,974
DTRTFB	20,993,901	18,815,290
EIF	1,074,656	461,537
EIF2	63,711,257	24,286,435
GBF	105,198,830	98,274,822
GBF2	495,814	239,457
GEM	602,988	1,654,026
GEM2	3,373,111	8,354,179
GIG	461,653	1,566,566
GVAAA2	681,923,349	560,308,608
GVABD2	564,903,583	474,097,626
GVAGG2	42,534,564	57,686,309
GVAGI2	679,611,143	488,100,909
GVAGR2	185,591,042	116,028,906
GVDMA	47,636,900	78,507,835
GVDMC	26,747,508	79,841,424
GVEX1	636,466	8,553
GVEX2	212,755,222	65,923,529
GVIDA	32,388,728	18,562,080
GVIDC	166,965,402	113,336,818
GVIDM	130,041,469	256,828,848
GVIX2	1,888,103	1,292,917
GVIX8	16,863,069	8,900,878
GVDIV2	10,402,936	52,741,098
GVDIVI	385,962	2,235,158
IVKMG2	4,518,647	14,632,950
NVLCA2	3,178,582	24,958,561
NVLM2	4,297,446	20,654,558

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMLV1	1,133,776	2,866,502
NVMLV2	34,831,564	81,535,332
OVCAFS	61,569	59,616
HIBF	25,238,406	27,985,879
IDPG2	33,021,738	53,998,376
IDPGI2	12,948,079	26,405,044
MCIF	39,468,311	26,621,547
MCIF2	736,946	1,176
MSBF	26,324,670	29,832,381
NAMAA2	233,527,684	64,774,418
NAMGI2	117,303,726	53,300,443
NCPG2	21,322,808	80,356,275
NCPGI2	13,083,401	36,853,466
NJMMA2	9,714,873	633,453
NJNDE2	10,611,334	1,298,536
NVAMV1	1,372,417	5,885,423
NVAMV2	15,978,668	96,879,710
NVAMVX	3,597,978	179,608
NVAMVZ	139,269,428	1,357,505
NVBX	1,792,659	4,570
NVCBD1	2,261,822	2,212,234
NVCBD2	28,890,886	25,248,814
NVCCA2	108,936,784	247,544,384
NVCCN2	183,508,386	130,671,398
NVCMA2	14,087,834	33,849,025
NVCMC2	17,189,277	85,977,709
NVCMD2	80,965,969	268,679,172
NVCRA2	11,390,876	7,902,925
NVCRB2	41,311,794	200,513,682
NVDBL2	83,490,147	139,874,279
NVDCA2	99,121,600	153,525,287
NVFIII	13,349,216	2,083,848
NVGEII	6,968,198	328,480
NVIE6	2,953,869	6,422,683
NVLCP2	25,396,558	12,760,877
NVMGA2	22,952,395	29,596,011
NVMIG1	9,095,454	2,543,289
NVMIG6	51,522,847	32,614,211
NVMIVX	1,862,067	141,202
NVMIVZ	51,092,368	324,216
NVMLG1	4,681,420	1,676,887
NVMLG2	71,051,360	32,221,482
NVMM2	977,883	853,125
NVMMG1	27,737,987	21,255,504
NVMMG2	51,219,666	66,803,581
NVMMV1	28,097	107,469
NVMMV2	11,904,282	25,050,030
NVNMO1	6,437,518	7,615,967
NVNMO2	12,208,168	12,646,376
NVNSR1	367,179	505,254
NVNSR2	11,719,183	20,169,989
NVOLG1	45,272,560	43,060,560
NVOLG2	69,081,424	94,955,519
NVRE1	1,080,838	4,974,087
NVRE2	3,676,672	17,269,253
NVSIX2	26,968,794	13,232,628
NVSTB2	73,721,623	63,440,419
NVTIV3	23,052,779	31,100,656
SAM	466,928,554	296,135,811
SCF	2,425,117	7,074,878

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	4,252,053	6,900,871
SCGF	2,035,718	1,519,653
SCGF2	17,718,699	17,692,068
SCVF	675,993	3,094,086
SCVF2	5,015,929	4,862,844
TRF	10,519,475	12,883,450
TRF2	14,300,359	18,684,557
AMCG	3,772	4,458
AMINS	5,644	14,869
AMMCGS	749,856	1,020,312
AMSRS	764,150	2,316,359
AMTB	8,230,423	13,049,282
NOTB4	371,327	2,444,149
NOTG4	128,023	725,805
NOTMG4	269,281	1,207,469
PMUBA	3,199	827
PMVAAD	2,669,217	6,155,862
PMVEBD	2,558,446	2,511,745
PMVFAD	3,045,867	3,238,145
PMVFHA	82,209	161,238
PMVHYD	82,656	25,391
PMVIV	1,492,507	3,229
PMVLAD	77,124,700	79,898,318
PMVRA	233,641	31,063
PMVRSD	16,178	27,530
PMVSTA	25,910,333	23,046,070
PMVTRD	72,379,345	62,022,251
PVEIB	7,776,461	615,075
PVGOB	3,865,981	1,848,331
PVIGIB	868,513	79,094
PVTIGB	3,183,319	9,077,402
HVSIT	2,509,245	4,480,997
ROCSC	8,875	23,857
TRHS2	33,108,406	40,584,692
VVGGS	818,207	346,143
VWBF	823,205	1,211,184
VWEM	891,094	2,855,604
VWHA	91,910	1,361,505
VWHAS	6,073,782	6,697,208
VYDS	11,042	184,950
VRVDRA	1,519,740	1,148,587
SVDF	5,178	3,882
SVOF	21,770	36,388
WFVOG2	1,205	243
WFVSCG	22,904,409	30,697,317

	$7,713,922,853	$7,374,723,205

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020			0.40%	18,898			$18.40	$347,712	2.16%			8.81%
2019			0.40%	19,109			16.91	323,129	2.51%			17.73%
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020			0.60%	4,485			13.99	62,732	1.82%			4.39%
2019			0.60%	4,030			13.40	53,995	2.05%			14.82%
2018			0.60%	4,197			11.67	48,975	1.88%			-7.63%
2017			0.60%	4,267			12.63	53,903	1.89%			13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2020	0.95%	to	1.05%	10,992	46.97	to	46.15	509,767	0.00%	62.70%	to	62.53%
2019	0.95%	to	1.05%	10,997	28.87	to	28.39	313,636	0.00%	28.40%	to	28.27%
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020			0.40%	3,988			6.21	24,770	3.26%			-25.43%
2019			0.40%	2,758			8.33	22,970	1.69%			19.93%
2018			0.40%	2,662			6.94	18,486	1.73%			-19.28%
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020			0.60%	11,330			13.18	149,335	13.58%			8.60%
2019			0.60%	5,727			12.14	69,504	0.00%			39.00%
2018			0.60%	5,727			8.73	50,003	0.00%			-12.69%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2020			1.30%	17,811			40.74	725,635	2.03%			8.66%
2019			1.30%	16,091			37.50	603,338	2.18%			4.32%
2018			1.30%	17,972			35.94	645,953	2.01%			-0.41%
2017			1.30%	18,957			36.09	684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2020			1.30%	46,920			329.52	15,461,329	0.56%			50.48%
2019			1.30%	49,615			218.98	10,864,364	0.99%			29.41%
2018			1.30%	54,721			169.22	9,259,805	0.66%			-1.32%
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2020			1.30%	6,943			74.17	514,946	9.15%			6.80%
2019			1.30%	7,182			69.44	498,748	6.45%			11.38%
2018			1.30%	6,474			62.35	403,644	5.17%			-3.43%
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020			0.60%	43,527			14.64	637,018	0.13%			28.61%
2019			0.60%	47,375			11.38	539,073	0.00%			30.46%
2018			0.60%	16,712			8.72	145,761	0.00%			-12.77%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2020	0.40%	to	0.60%	120,519	19.34	to	19.05	2,326,923	1.83%	-0.27%	to	-0.47%
2019	0.40%	to	0.60%	138,474	19.39	to	19.13	2,679,199	1.42%	19.12%	to	18.88%
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020			0.40%	677			10.18	6,889	0.86%	4.51%	to	4.51%
2019			0.40%	637			9.74	6,202	0.58%	5.12%	to	5.12%
2018			0.40%	565			9.26	5,233	0.00%	-7.38%	to	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.80%	to	1.40%	713,808	19.83	to	18.60	17,447,533	3.20%	8.83%	to	8.17%
2019	0.80%	to	1.40%	696,890	18.22	to	17.19	15,381,560	3.37%	8.65%	to	7.99%
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019			0.40%	1,519			6.49	9,861	0.00%			3.06%
2018			0.40%	372			6.30	2,343	0.00%			-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020			0.60%	573			20.28	11,618	1.44%	15.01%	to	15.01%
2019	0.40%	to	0.60%	567			17.63	9,996	3.59%	22.50%	to	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	1270.00%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	1930.00%
2019			0.40%	64,536			17.20	1,109,891	2.15%			14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020			0.40%	516			12.22	6,307	0.00%	6.95%	to	6.95%
2019			0.40%	575			11.43	6,572	0.99%	5.74%	to	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020			0.80%	58,407			13.34	779,131	1.88%	33.40%	to	33.40%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018			0.60%	16,971			10.18	172,727	2.90%	1.78%	to	1.78%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020			1.35%	12,575			9.92	124,759	0.00%	-0.79%	to	-0.79%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019			0.40%	23,677			10.86	257,017	3.31%			8.03%
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2020	0.40%	to	2.55%	690,065	27.13	to	21.73	16,628,460	0.00%	13.68%	to	11.23%
2019	0.40%	to	2.55%	814,651	23.86	to	19.54	17,482,244	0.00%	23.51%	to	20.84%
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15%	to	1.35%	5,849	28.41	to	27.49	162,425	0.54%	26.91%	to	26.65%
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.40%	to	1.95%	213,399	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
a)	Form of Beneficiary Protector II Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
b)	Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
c)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
d)	Form of Nationwide Lifetime Income TrackSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
e)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
f)	Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.

g)	Form of Combination Enhanced Death Benefit Option III Guaranteed Minimum Death Benefit ("GMDB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm

11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm

26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm

42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
9)	Opinion of Counsel – Filed previously on October 14, 2011 with initial registration statement (File No. 333-177316) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 4,122 and 1,994 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15

Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact